UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
iShares Russell Mid-Cap Index Fund
iShares Russell Small/Mid-Cap Index Fund
iShares Total U.S. Stock Market Index Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
7/31/2024
Date of reporting period:
7/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Russell Mid-Cap Index Fund
Institutional Shares | BRMIX
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.09%
How did the Fund perform last year?
In the third quarter of 2023, the U.S. equity market initially rallied, supported by a falling inflation rate and resilient economic data. The U.S. Federal Reserve (the “Fed”) raised its policy rate by 25 basis points, bringing the fed funds rate to 5.25%-5.50%. However, uncertainty as to whether the Fed had reached the endpoint for the rate-hiking cycle dampened market sentiment. A slight inflation hike in August 2023 weighed on market performance. However, the Fed kept rates unchanged during their September 2023 meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period.
The U.S. equity market posted overall robust gains during the fourth quarter of 2024. The market initially dampened in October 2023 with expectations that interest rates would remain higher for longer. Optimistic inflation data later in the quarter led to hopes that interest rates had peaked, leading the market to rally. Falling consumer price index (“CPI”) data raised hopes that inflation was on course to fall back to the Fed’s 2% target. The Fed held interest rates steady for the quarter and signaled that they may have finished their series of rate hikes. This increased market expectations of rate cuts in 2024.
The first quarter of 2024 saw equity markets in the United States continue to build off 2023’s momentum. Robust gains were largely driven from continued investor optimism around artificial intelligence (“AI”) development. Strong earnings reports helped buoy U.S. indices to all-time highs. Fears of a ‘valuation bubble’ began to emerge given the strong appreciation of technology stocks, but earnings reports helped mitigate these concerns.
The Fed ultimately held rates steady despite expectations of a cut early in 2024. An increase in inflation in February 2024, along with strong labor market data, demonstrated continued tolerance for higher rates. Expectations of rate cuts dampened but, overall, strong earnings reports and hopes of an eventual rate cut kept market sentiment positive.
Large-cap U.S. equities performed strongly during the second quarter of 2024. The S&P 500 continued to notch new all-time highs and investor optimism from better-than-expected earnings in AI-related technology stocks helped continue the rally in the large-cap market. The CPI climbed 0.3% from March 2024 and proceeded to remain flat at 0.00% from April to May 2024. Additionally, the unemployment rate increased from 3.9% in April to 4.0% in May. This data led the Fed to keep rates unchanged. Expectations of rates cuts dropped to just one cut before the end of the year.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 13, 2015 through July 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	13.63%	10.12%	9.45%
Russell 3000® Index	21.07	14.23	12.48
Russell Midcap® Index	13.69	10.16	9.47
Key Fund statistics
Net Assets	$1,996,331,954
Number of Portfolio Holdings	817
Net Investment Advisory Fees	$344,702
Portfolio Turnover Rate	26%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
The Fund commenced operations on May 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	17.1%
Financials	15.6%
Information Technology	12.4%
Consumer Discretionary	10.6%
Health Care	10.3%
Real Estate	7.7%
Materials	6.0%
Utilities	5.4%
Energy	5.3%
Consumer Staples	5.1%
Other*	4.3%
Short-Term Securities	3.6%
Liabilities in Excess of Other Assets	(3.4)
Ten largest holdings
Security	Percent of Net Assets(b)
iShares Russell Mid-Cap ETF	0.9%
Arthur J Gallagher & Co.	0.5%
Aflac, Inc.	0.5%
Palantir Technologies, Inc., Class A	0.5%
D.R. Horton, Inc.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Williams Cos., Inc.	0.5%
United Rentals, Inc.	0.4%
Simon Property Group, Inc.	0.4%
Realty Income Corp.	0.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Mid-Cap Index Fund
Institutional Shares | BRMIX
Annual Shareholder Report — July 31, 2024
BRMIX-07/24-AR

iShares Russell Mid-Cap Index Fund
Investor A Shares | BRMAX
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38	0.36%
How did the Fund perform last year?
In the third quarter of 2023, the U.S. equity market initially rallied, supported by a falling inflation rate and resilient economic data. The U.S. Federal Reserve (the “Fed”) raised its policy rate by 25 basis points, bringing the fed funds rate to 5.25%-5.50%. However, uncertainty as to whether the Fed had reached the endpoint for the rate-hiking cycle dampened market sentiment. A slight inflation hike in August 2023 weighed on market performance. However, the Fed kept rates unchanged during their September 2023 meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period.
The U.S. equity market posted overall robust gains during the fourth quarter of 2024. The market initially dampened in October 2023 with expectations that interest rates would remain higher for longer. Optimistic inflation data later in the quarter led to hopes that interest rates had peaked, leading the market to rally. Falling consumer price index (“CPI”) data raised hopes that inflation was on course to fall back to the Fed’s 2% target. The Fed held interest rates steady for the quarter and signaled that they may have finished their series of rate hikes. This increased market expectations of rate cuts in 2024.
The first quarter of 2024 saw equity markets in the United States continue to build off 2023’s momentum. Robust gains were largely driven from continued investor optimism around artificial intelligence (“AI”) development. Strong earnings reports helped buoy U.S. indices to all-time highs. Fears of a ‘valuation bubble’ began to emerge given the strong appreciation of technology stocks, but earnings reports helped mitigate these concerns.
The Fed ultimately held rates steady despite expectations of a cut early in 2024. An increase in inflation in February 2024, along with strong labor market data, demonstrated continued tolerance for higher rates. Expectations of rate cuts dampened but, overall, strong earnings reports and hopes of an eventual rate cut kept market sentiment positive.
Large-cap U.S. equities performed strongly during the second quarter of 2024. The S&P 500 continued to notch new all-time highs and investor optimism from better-than-expected earnings in AI-related technology stocks helped continue the rally in the large-cap market. The CPI climbed 0.3% from March 2024 and proceeded to remain flat at 0.00% from April to May 2024. Additionally, the unemployment rate increased from 3.9% in April to 4.0% in May. This data led the Fed to keep rates unchanged. Expectations of rates cuts dropped to just one cut before the end of the year.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 13, 2015 through July 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	13.31%	9.84%	9.17%
Russell 3000® Index	21.07	14.23	12.48
Russell Midcap® Index	13.69	10.16	9.47
Key Fund statistics
Net Assets	$1,996,331,954
Number of Portfolio Holdings	817
Net Investment Advisory Fees	$344,702
Portfolio Turnover Rate	26%
Average annual total returns reflect reductions for service fees.
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
The Fund commenced operations on May 13, 2015.
Performance shown prior to the Investor A Shares inception date of November 30, 2015 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor A Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	17.1%
Financials	15.6%
Information Technology	12.4%
Consumer Discretionary	10.6%
Health Care	10.3%
Real Estate	7.7%
Materials	6.0%
Utilities	5.4%
Energy	5.3%
Consumer Staples	5.1%
Other*	4.3%
Short-Term Securities	3.6%
Liabilities in Excess of Other Assets	(3.4)
Ten largest holdings
Security	Percent of Net Assets(b)
iShares Russell Mid-Cap ETF	0.9%
Arthur J Gallagher & Co.	0.5%
Aflac, Inc.	0.5%
Palantir Technologies, Inc., Class A	0.5%
D.R. Horton, Inc.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Williams Cos., Inc.	0.5%
United Rentals, Inc.	0.4%
Simon Property Group, Inc.	0.4%
Realty Income Corp.	0.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Mid-Cap Index Fund
Investor A Shares | BRMAX
Annual Shareholder Report — July 31, 2024
BRMAX-07/24-AR

iShares Russell Mid-Cap Index Fund
Class K Shares | BRMKX
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4	0.04%
How did the Fund perform last year?
In the third quarter of 2023, the U.S. equity market initially rallied, supported by a falling inflation rate and resilient economic data. The U.S. Federal Reserve (the “Fed”) raised its policy rate by 25 basis points, bringing the fed funds rate to 5.25%-5.50%. However, uncertainty as to whether the Fed had reached the endpoint for the rate-hiking cycle dampened market sentiment. A slight inflation hike in August 2023 weighed on market performance. However, the Fed kept rates unchanged during their September 2023 meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period.
The U.S. equity market posted overall robust gains during the fourth quarter of 2024. The market initially dampened in October 2023 with expectations that interest rates would remain higher for longer. Optimistic inflation data later in the quarter led to hopes that interest rates had peaked, leading the market to rally. Falling consumer price index (“CPI”) data raised hopes that inflation was on course to fall back to the Fed’s 2% target. The Fed held interest rates steady for the quarter and signaled that they may have finished their series of rate hikes. This increased market expectations of rate cuts in 2024.
The first quarter of 2024 saw equity markets in the United States continue to build off 2023’s momentum. Robust gains were largely driven from continued investor optimism around artificial intelligence (“AI”) development. Strong earnings reports helped buoy U.S. indices to all-time highs. Fears of a ‘valuation bubble’ began to emerge given the strong appreciation of technology stocks, but earnings reports helped mitigate these concerns.
The Fed ultimately held rates steady despite expectations of a cut early in 2024. An increase in inflation in February 2024, along with strong labor market data, demonstrated continued tolerance for higher rates. Expectations of rate cuts dampened but, overall, strong earnings reports and hopes of an eventual rate cut kept market sentiment positive.
Large-cap U.S. equities performed strongly during the second quarter of 2024. The S&P 500 continued to notch new all-time highs and investor optimism from better-than-expected earnings in AI-related technology stocks helped continue the rally in the large-cap market. The CPI climbed 0.3% from March 2024 and proceeded to remain flat at 0.00% from April to May 2024. Additionally, the unemployment rate increased from 3.9% in April to 4.0% in May. This data led the Fed to keep rates unchanged. Expectations of rates cuts dropped to just one cut before the end of the year.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 13, 2015 through July 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	13.66%	10.16%	9.51%
Russell 3000® Index	21.07	14.23	12.48
Russell Midcap® Index	13.69	10.16	9.47
Key Fund statistics
Net Assets	$1,996,331,954
Number of Portfolio Holdings	817
Net Investment Advisory Fees	$344,702
Portfolio Turnover Rate	26%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
The Fund commenced operations on May 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	17.1%
Financials	15.6%
Information Technology	12.4%
Consumer Discretionary	10.6%
Health Care	10.3%
Real Estate	7.7%
Materials	6.0%
Utilities	5.4%
Energy	5.3%
Consumer Staples	5.1%
Other*	4.3%
Short-Term Securities	3.6%
Liabilities in Excess of Other Assets	(3.4)
Ten largest holdings
Security	Percent of Net Assets(b)
iShares Russell Mid-Cap ETF	0.9%
Arthur J Gallagher & Co.	0.5%
Aflac, Inc.	0.5%
Palantir Technologies, Inc., Class A	0.5%
D.R. Horton, Inc.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Williams Cos., Inc.	0.5%
United Rentals, Inc.	0.4%
Simon Property Group, Inc.	0.4%
Realty Income Corp.	0.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Mid-Cap Index Fund
Class K Shares | BRMKX
Annual Shareholder Report — July 31, 2024
BRMKX-07/24-AR

iShares Russell Small/Mid-Cap Index Fund
Institutional Shares | BSMIX
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$14	0.13%
How did the Fund perform last year?
In the third quarter of 2023, the U.S. equity market initially rallied, supported by a falling inflation rate and resilient economic data. The U.S. Federal Reserve (the “Fed”) raised its policy rate by 25 basis points, bringing the fed funds rate to 5.25%-5.50%. However, uncertainty as to whether the Fed had reached the endpoint for the rate-hiking cycle dampened market sentiment. A slight inflation hike in August 2023 weighed on market performance. However, the Fed kept rates unchanged during their September 2023 meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period.
The U.S. equity market posted overall robust gains during the fourth quarter of 2024. The market initially dampened in October 2023 with expectations that interest rates would remain higher for longer. Optimistic inflation data later in the quarter led to hopes that interest rates had peaked, leading the market to rally. Falling consumer price index (“CPI”) data raised hopes that inflation was on course to fall back to the Fed’s 2% target. The Fed held interest rates steady for the quarter and signaled that they may have finished their series of rate hikes. This increased market expectations of rate cuts in 2024.
The first quarter of 2024 saw equity markets in the United States continue to build off 2023’s momentum. Robust gains were largely driven from continued investor optimism around artificial intelligence (“AI”) development. Strong earnings reports helped buoy U.S. indices to all-time highs. Fears of a ‘valuation bubble’ began to emerge given the strong appreciation of technology stocks, but earnings reports helped mitigate these concerns.
The Fed ultimately held rates steady despite expectations of a cut early in 2024. An increase in inflation in February 2024, along with strong labor market data, demonstrated continued tolerance for higher rates. Expectations of rate cuts dampened but, overall, strong earnings reports and hopes of an eventual rate cut kept market sentiment positive.
Large-cap U.S. equities performed strongly during the second quarter of 2024. The S&P 500 continued to notch new all-time highs and investor optimism from better-than-expected earnings in AI-related technology stocks helped continue the rally in the large-cap market. The CPI climbed 0.3% from March 2024 and proceeded to remain flat at 0.00% from April to May 2024. Additionally, the unemployment rate increased from 3.9% in April to 4.0% in May. This data led the Fed to keep rates unchanged. Expectations of rates cuts dropped to just one cut before the end of the year.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 13, 2015 through July 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	12.90%	9.61%	9.30%
Russell 3000® Index	21.07	14.23	12.91
Russell 2500™ Index	13.06	9.65	9.33
Key Fund statistics
Net Assets	$599,823,170
Number of Portfolio Holdings	2,445
Net Investment Advisory Fees	$89,117
Portfolio Turnover Rate	43%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
The Fund commenced operations on August 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.7%
Financials	16.5%
Health Care	12.6%
Consumer Discretionary	12.3%
Information Technology	11.6%
Real Estate	6.8%
Materials	5.8%
Energy	5.4%
Consumer Staples	3.3%
Communication Services	3.0%
Other*	3.7%
Short-Term Securities	8.6%
Liabilities in Excess of Other Assets	(8.3)
Ten largest holdings
Security	Percent of Net Assets(b)
iShares Russell 2000 ETF	0.7%
iShares Russell Mid-Cap ETF	0.5%
EQT Corp.	0.3%
Lennox International, Inc.	0.3%
Textron, Inc.	0.3%
Packaging Corp. of America	0.3%
EMCOR Group, Inc.	0.3%
Reliance, Inc.	0.3%
Pure Storage, Inc., Class A	0.3%
Avery Dennison Corp.	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Small/Mid-Cap Index Fund
Institutional Shares | BSMIX
Annual Shareholder Report — July 31, 2024
BSMIX-07/24-AR

iShares Russell Small/Mid-Cap Index Fund
Investor A Shares | BSMAX
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40	0.38%
How did the Fund perform last year?
In the third quarter of 2023, the U.S. equity market initially rallied, supported by a falling inflation rate and resilient economic data. The U.S. Federal Reserve (the “Fed”) raised its policy rate by 25 basis points, bringing the fed funds rate to 5.25%-5.50%. However, uncertainty as to whether the Fed had reached the endpoint for the rate-hiking cycle dampened market sentiment. A slight inflation hike in August 2023 weighed on market performance. However, the Fed kept rates unchanged during their September 2023 meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period.
The U.S. equity market posted overall robust gains during the fourth quarter of 2024. The market initially dampened in October 2023 with expectations that interest rates would remain higher for longer. Optimistic inflation data later in the quarter led to hopes that interest rates had peaked, leading the market to rally. Falling consumer price index (“CPI”) data raised hopes that inflation was on course to fall back to the Fed’s 2% target. The Fed held interest rates steady for the quarter and signaled that they may have finished their series of rate hikes. This increased market expectations of rate cuts in 2024.
The first quarter of 2024 saw equity markets in the United States continue to build off 2023’s momentum. Robust gains were largely driven from continued investor optimism around artificial intelligence (“AI”) development. Strong earnings reports helped buoy U.S. indices to all-time highs. Fears of a ‘valuation bubble’ began to emerge given the strong appreciation of technology stocks, but earnings reports helped mitigate these concerns.
The Fed ultimately held rates steady despite expectations of a cut early in 2024. An increase in inflation in February 2024, along with strong labor market data, demonstrated continued tolerance for higher rates. Expectations of rate cuts dampened but, overall, strong earnings reports and hopes of an eventual rate cut kept market sentiment positive.
Large-cap U.S. equities performed strongly during the second quarter of 2024. The S&P 500 continued to notch new all-time highs and investor optimism from better-than-expected earnings in AI-related technology stocks helped continue the rally in the large-cap market. The CPI climbed 0.3% from March 2024 and proceeded to remain flat at 0.00% from April to May 2024. Additionally, the unemployment rate increased from 3.9% in April to 4.0% in May. This data led the Fed to keep rates unchanged. Expectations of rates cuts dropped to just one cut before the end of the year.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 13, 2015 through July 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	12.57%	9.34%	9.04%
Russell 3000® Index	21.07	14.23	12.91
Russell 2500™ Index	13.06	9.65	9.33
Key Fund statistics
Net Assets	$599,823,170
Number of Portfolio Holdings	2,445
Net Investment Advisory Fees	$89,117
Portfolio Turnover Rate	43%
Average annual total returns reflect reductions for service fees.
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
The Fund commenced operations on August 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.7%
Financials	16.5%
Health Care	12.6%
Consumer Discretionary	12.3%
Information Technology	11.6%
Real Estate	6.8%
Materials	5.8%
Energy	5.4%
Consumer Staples	3.3%
Communication Services	3.0%
Other*	3.7%
Short-Term Securities	8.6%
Liabilities in Excess of Other Assets	(8.3)
Ten largest holdings
Security	Percent of Net Assets(b)
iShares Russell 2000 ETF	0.7%
iShares Russell Mid-Cap ETF	0.5%
EQT Corp.	0.3%
Lennox International, Inc.	0.3%
Textron, Inc.	0.3%
Packaging Corp. of America	0.3%
EMCOR Group, Inc.	0.3%
Reliance, Inc.	0.3%
Pure Storage, Inc., Class A	0.3%
Avery Dennison Corp.	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Small/Mid-Cap Index Fund
Investor A Shares | BSMAX
Annual Shareholder Report — July 31, 2024
BSMAX-07/24-AR

iShares Russell Small/Mid-Cap Index Fund
Class K Shares | BSMKX
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$9	0.08%
How did the Fund perform last year?
In the third quarter of 2023, the U.S. equity market initially rallied, supported by a falling inflation rate and resilient economic data. The U.S. Federal Reserve (the “Fed”) raised its policy rate by 25 basis points, bringing the fed funds rate to 5.25%-5.50%. However, uncertainty as to whether the Fed had reached the endpoint for the rate-hiking cycle dampened market sentiment. A slight inflation hike in August 2023 weighed on market performance. However, the Fed kept rates unchanged during their September 2023 meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period.
The U.S. equity market posted overall robust gains during the fourth quarter of 2024. The market initially dampened in October 2023 with expectations that interest rates would remain higher for longer. Optimistic inflation data later in the quarter led to hopes that interest rates had peaked, leading the market to rally. Falling consumer price index (“CPI”) data raised hopes that inflation was on course to fall back to the Fed’s 2% target. The Fed held interest rates steady for the quarter and signaled that they may have finished their series of rate hikes. This increased market expectations of rate cuts in 2024.
The first quarter of 2024 saw equity markets in the United States continue to build off 2023’s momentum. Robust gains were largely driven from continued investor optimism around artificial intelligence (“AI”) development. Strong earnings reports helped buoy U.S. indices to all-time highs. Fears of a ‘valuation bubble’ began to emerge given the strong appreciation of technology stocks, but earnings reports helped mitigate these concerns.
The Fed ultimately held rates steady despite expectations of a cut early in 2024. An increase in inflation in February 2024, along with strong labor market data, demonstrated continued tolerance for higher rates. Expectations of rate cuts dampened but, overall, strong earnings reports and hopes of an eventual rate cut kept market sentiment positive.
Large-cap U.S. equities performed strongly during the second quarter of 2024. The S&P 500 continued to notch new all-time highs and investor optimism from better-than-expected earnings in AI-related technology stocks helped continue the rally in the large-cap market. The CPI climbed 0.3% from March 2024 and proceeded to remain flat at 0.00% from April to May 2024. Additionally, the unemployment rate increased from 3.9% in April to 4.0% in May. This data led the Fed to keep rates unchanged. Expectations of rates cuts dropped to just one cut before the end of the year.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 13, 2015 through July 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	12.95%	9.66%	9.35%
Russell 3000® Index	21.07	14.23	12.91
Russell 2500™ Index	13.06	9.65	9.33
Key Fund statistics
Net Assets	$599,823,170
Number of Portfolio Holdings	2,445
Net Investment Advisory Fees	$89,117
Portfolio Turnover Rate	43%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
The Fund commenced operations on August 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.7%
Financials	16.5%
Health Care	12.6%
Consumer Discretionary	12.3%
Information Technology	11.6%
Real Estate	6.8%
Materials	5.8%
Energy	5.4%
Consumer Staples	3.3%
Communication Services	3.0%
Other*	3.7%
Short-Term Securities	8.6%
Liabilities in Excess of Other Assets	(8.3)
Ten largest holdings
Security	Percent of Net Assets(b)
iShares Russell 2000 ETF	0.7%
iShares Russell Mid-Cap ETF	0.5%
EQT Corp.	0.3%
Lennox International, Inc.	0.3%
Textron, Inc.	0.3%
Packaging Corp. of America	0.3%
EMCOR Group, Inc.	0.3%
Reliance, Inc.	0.3%
Pure Storage, Inc., Class A	0.3%
Avery Dennison Corp.	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Small/Mid-Cap Index Fund
Class K Shares | BSMKX
Annual Shareholder Report — July 31, 2024
BSMKX-07/24-AR

iShares Total U.S. Stock Market Index Fund
Institutional Shares | BITSX
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.07%
How did the Fund perform last year?
In the third quarter of 2023, the U.S. equity market initially rallied, supported by a falling inflation rate and resilient economic data. The U.S. Federal Reserve (the “Fed”) raised its policy rate by 25 basis points, bringing the fed funds rate to 5.25%-5.50%. However, uncertainty as to whether the Fed had reached the endpoint for the rate-hiking cycle dampened market sentiment. A slight inflation hike in August 2023 weighed on market performance. However, the Fed kept rates unchanged during their September 2023 meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period.
The U.S. equity market posted overall robust gains during the fourth quarter of 2024. The market initially dampened in October 2023 with expectations that interest rates would remain higher for longer. Optimistic inflation data later in the quarter led to hopes that interest rates had peaked, leading the market to rally. Falling consumer price index (“CPI”) data raised hopes that inflation was on course to fall back to the Fed’s 2% target. The Fed held interest rates steady for the quarter and signaled that they may have finished their series of rate hikes. This increased market expectations of rate cuts in 2024.
The first quarter of 2024 saw equity markets in the United States continue to build off 2023’s momentum. Robust gains were largely driven from continued investor optimism around artificial intelligence (“AI”) development. Strong earnings reports helped buoy U.S. indices to all-time highs. Fears of a ‘valuation bubble’ began to emerge given the strong appreciation of technology stocks, but earnings reports helped mitigate these concerns.
The Fed ultimately held rates steady despite expectations of a cut early in 2024. An increase in inflation in February 2024, along with strong labor market data, demonstrated continued tolerance for higher rates. Expectations of rate cuts dampened but, overall, strong earnings reports and hopes of an eventual rate cut kept market sentiment positive.
Large-cap U.S. equities performed strongly during the second quarter of 2024. The S&P 500 continued to notch new all-time highs and investor optimism from better-than-expected earnings in AI-related technology stocks helped continue the rally in the large-cap market. The CPI climbed 0.3% from March 2024 and proceeded to remain flat at 0.00% from April to May 2024. Additionally, the unemployment rate increased from 3.9% in April to 4.0% in May. This data led the Fed to keep rates unchanged. Expectations of rates cuts dropped to just one cut before the end of the year.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 13, 2015 through July 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	21.13%	14.20%	12.88%
Russell 3000® Index	21.07	14.23	12.91
Key Fund statistics
Net Assets	$3,538,267,204
Number of Portfolio Holdings	2,720
Net Investment Advisory Fees	$287,746
Portfolio Turnover Rate	19%
The Fund commenced operations on August 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	28.7%
Financials	13.6%
Health Care	11.8%
Consumer Discretionary	10.1%
Industrials	9.6%
Communication Services	8.2%
Consumer Staples	5.4%
Energy	3.8%
Real Estate	2.7%
Materials	2.6%
Other*	2.7%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security	Percent of Net Assets(b)
Apple, Inc.	6.0%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.6%
Berkshire Hathaway, Inc., Class B	1.5%
Broadcom, Inc.	1.3%
Eli Lilly & Co.	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Total U.S. Stock Market Index Fund
Institutional Shares | BITSX
Annual Shareholder Report — July 31, 2024
BITSX-07/24-AR

iShares Total U.S. Stock Market Index Fund
Investor A Shares | BASMX
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36	0.33%
How did the Fund perform last year?
In the third quarter of 2023, the U.S. equity market initially rallied, supported by a falling inflation rate and resilient economic data. The U.S. Federal Reserve (the “Fed”) raised its policy rate by 25 basis points, bringing the fed funds rate to 5.25%-5.50%. However, uncertainty as to whether the Fed had reached the endpoint for the rate-hiking cycle dampened market sentiment. A slight inflation hike in August 2023 weighed on market performance. However, the Fed kept rates unchanged during their September 2023 meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period.
The U.S. equity market posted overall robust gains during the fourth quarter of 2024. The market initially dampened in October 2023 with expectations that interest rates would remain higher for longer. Optimistic inflation data later in the quarter led to hopes that interest rates had peaked, leading the market to rally. Falling consumer price index (“CPI”) data raised hopes that inflation was on course to fall back to the Fed’s 2% target. The Fed held interest rates steady for the quarter and signaled that they may have finished their series of rate hikes. This increased market expectations of rate cuts in 2024.
The first quarter of 2024 saw equity markets in the United States continue to build off 2023’s momentum. Robust gains were largely driven from continued investor optimism around artificial intelligence (“AI”) development. Strong earnings reports helped buoy U.S. indices to all-time highs. Fears of a ‘valuation bubble’ began to emerge given the strong appreciation of technology stocks, but earnings reports helped mitigate these concerns.
The Fed ultimately held rates steady despite expectations of a cut early in 2024. An increase in inflation in February 2024, along with strong labor market data, demonstrated continued tolerance for higher rates. Expectations of rate cuts dampened but, overall, strong earnings reports and hopes of an eventual rate cut kept market sentiment positive.
Large-cap U.S. equities performed strongly during the second quarter of 2024. The S&P 500 continued to notch new all-time highs and investor optimism from better-than-expected earnings in AI-related technology stocks helped continue the rally in the large-cap market. The CPI climbed 0.3% from March 2024 and proceeded to remain flat at 0.00% from April to May 2024. Additionally, the unemployment rate increased from 3.9% in April to 4.0% in May. This data led the Fed to keep rates unchanged. Expectations of rates cuts dropped to just one cut before the end of the year.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 13, 2015 through July 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	20.80%	13.94%	12.61%
Russell 3000® Index	21.07	14.23	12.91
Key Fund statistics
Net Assets	$3,538,267,204
Number of Portfolio Holdings	2,720
Net Investment Advisory Fees	$287,746
Portfolio Turnover Rate	19%
Average annual total returns reflect reductions for service fees.
The Fund commenced operations on August 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	28.7%
Financials	13.6%
Health Care	11.8%
Consumer Discretionary	10.1%
Industrials	9.6%
Communication Services	8.2%
Consumer Staples	5.4%
Energy	3.8%
Real Estate	2.7%
Materials	2.6%
Other*	2.7%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security	Percent of Net Assets(b)
Apple, Inc.	6.0%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.6%
Berkshire Hathaway, Inc., Class B	1.5%
Broadcom, Inc.	1.3%
Eli Lilly & Co.	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Total U.S. Stock Market Index Fund
Investor A Shares | BASMX
Annual Shareholder Report — July 31, 2024
BASMX-07/24-AR

iShares Total U.S. Stock Market Index Fund
Class K Shares | BKTSX
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3	0.03%
How did the Fund perform last year?
In the third quarter of 2023, the U.S. equity market initially rallied, supported by a falling inflation rate and resilient economic data. The U.S. Federal Reserve (the “Fed”) raised its policy rate by 25 basis points, bringing the fed funds rate to 5.25%-5.50%. However, uncertainty as to whether the Fed had reached the endpoint for the rate-hiking cycle dampened market sentiment. A slight inflation hike in August 2023 weighed on market performance. However, the Fed kept rates unchanged during their September 2023 meeting, signaling a hawkish pause that raised concerns about high rates persisting for a longer period.
The U.S. equity market posted overall robust gains during the fourth quarter of 2024. The market initially dampened in October 2023 with expectations that interest rates would remain higher for longer. Optimistic inflation data later in the quarter led to hopes that interest rates had peaked, leading the market to rally. Falling consumer price index (“CPI”) data raised hopes that inflation was on course to fall back to the Fed’s 2% target. The Fed held interest rates steady for the quarter and signaled that they may have finished their series of rate hikes. This increased market expectations of rate cuts in 2024.
The first quarter of 2024 saw equity markets in the United States continue to build off 2023’s momentum. Robust gains were largely driven from continued investor optimism around artificial intelligence (“AI”) development. Strong earnings reports helped buoy U.S. indices to all-time highs. Fears of a ‘valuation bubble’ began to emerge given the strong appreciation of technology stocks, but earnings reports helped mitigate these concerns.
The Fed ultimately held rates steady despite expectations of a cut early in 2024. An increase in inflation in February 2024, along with strong labor market data, demonstrated continued tolerance for higher rates. Expectations of rate cuts dampened but, overall, strong earnings reports and hopes of an eventual rate cut kept market sentiment positive.
Large-cap U.S. equities performed strongly during the second quarter of 2024. The S&P 500 continued to notch new all-time highs and investor optimism from better-than-expected earnings in AI-related technology stocks helped continue the rally in the large-cap market. The CPI climbed 0.3% from March 2024 and proceeded to remain flat at 0.00% from April to May 2024. Additionally, the unemployment rate increased from 3.9% in April to 4.0% in May. This data led the Fed to keep rates unchanged. Expectations of rates cuts dropped to just one cut before the end of the year.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 13, 2015 through July 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	21.18%	14.26%	12.93%
Russell 3000® Index	21.07	14.23	12.91
Key Fund statistics
Net Assets	$3,538,267,204
Number of Portfolio Holdings	2,720
Net Investment Advisory Fees	$287,746
Portfolio Turnover Rate	19%
The Fund commenced operations on August 13, 2015.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	28.7%
Financials	13.6%
Health Care	11.8%
Consumer Discretionary	10.1%
Industrials	9.6%
Communication Services	8.2%
Consumer Staples	5.4%
Energy	3.8%
Real Estate	2.7%
Materials	2.6%
Other*	2.7%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security	Percent of Net Assets(b)
Apple, Inc.	6.0%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.6%
Berkshire Hathaway, Inc., Class B	1.5%
Broadcom, Inc.	1.3%
Eli Lilly & Co.	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Total U.S. Stock Market Index Fund
Class K Shares | BKTSX
Annual Shareholder Report — July 31, 2024
BKTSX-07/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
iShares Russell Mid-Cap Index Fund	$23,129	$23,129	$0	$0	$15,288	$15,288	$0	$0
iShares Russell Small/Mid-Cap Index Fund	$23,129	$23,129	$0	$0	$15,288	$15,288	$0	$0
iShares Total U.S. Stock Market Index Fund	$23,129	$23,129	$0	$0	$15,288	$15,288	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

[1] The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

[2] The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

[3] Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

	Current Fiscal Year	Previous Fiscal
Entity Name	End	Year End
iShares Russell Mid-Cap Index Fund	$15,288	$15,288
iShares Russell Small/Mid-Cap Index Fund	$15,288	$15,288
iShares Total U.S. Stock Market Index Fund	$15,288	$15,288

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

July 31, 2024
2024 Annual Financial Statements

BlackRock FundsSM
• iShares Russell Mid-Cap Index Fund
• iShares Russell Small/Mid-Cap Index Fund
• iShares Total U.S. Stock Market Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
July 31, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.7%
Axon Enterprise, Inc.(a)	12,548	$ 3,764,525
BWX Technologies, Inc.	16,115	1,603,281
Curtiss-Wright Corp.	6,665	1,964,175
HEICO Corp.	7,702	1,858,801
HEICO Corp., Class A	14,193	2,698,231
Hexcel Corp.	14,584	965,607
Howmet Aerospace, Inc.	70,819	6,777,378
Huntington Ingalls Industries, Inc.	6,901	1,932,142
L3Harris Technologies, Inc.	33,099	7,509,832
Loar Holdings, Inc.(a)	1,461	91,313
Spirit AeroSystems Holdings, Inc., Class A(a)	20,167	731,054
Textron, Inc.	33,240	3,087,996
Woodward, Inc.	10,397	1,621,828
		34,606,163
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	20,209	1,799,611
Expeditors International of Washington, Inc.	24,669	3,079,185
GXO Logistics, Inc.(a)	20,316	1,137,290
		6,016,086
Automobile Components — 0.4%
Aptiv PLC(a)	47,587	3,302,062
BorgWarner, Inc.	40,187	1,419,003
Gentex Corp.	40,417	1,255,352
Lear Corp.	9,899	1,208,074
QuantumScape Corp., Class A(a)(b)	61,208	395,404
		7,579,895
Automobiles — 0.2%
Harley-Davidson, Inc.	21,258	797,175
Lucid Group, Inc.(a)(b)	153,864	541,601
Rivian Automotive, Inc., Class A(a)(b)	143,629	2,356,952
Thor Industries, Inc.	8,979	953,031
		4,648,759
Banks — 2.8%
Bank OZK	19,142	897,568
BOK Financial Corp.	3,964	407,658
Citizens Financial Group, Inc.	79,855	3,407,413
Columbia Banking System, Inc.	36,157	945,867
Comerica, Inc.	23,004	1,260,849
Commerce Bancshares, Inc.	20,817	1,347,068
Cullen/Frost Bankers, Inc.	10,411	1,218,712
East West Bancorp, Inc.	24,467	2,150,405
Fifth Third Bancorp	119,342	5,052,940
First Citizens BancShares, Inc., Class A	2,094	4,371,623
First Hawaiian, Inc.	23,038	576,871
First Horizon Corp.	95,380	1,595,707
FNB Corp.	62,149	953,366
Huntington Bancshares, Inc.	252,314	3,772,094
KeyCorp.	161,728	2,608,673
M&T Bank Corp.	29,043	5,000,333
NU Holdings Ltd./Cayman Islands, Class A(a)	556,152	6,746,124
Pinnacle Financial Partners, Inc.	13,357	1,286,546
Popular, Inc.	12,462	1,278,975
Prosperity Bancshares, Inc.	15,917	1,154,301
Regions Financial Corp.	160,557	3,591,660
Synovus Financial Corp.	25,500	1,192,125
TFS Financial Corp.	9,007	122,135
Webster Financial Corp.	30,324	1,504,677
Security	Shares	Value
Banks (continued)
Western Alliance Bancorp	18,760	$ 1,509,430
Wintrust Financial Corp.	10,970	1,186,954
Zions Bancorp NA	25,814	1,333,809
		56,473,883
Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)	1,595	446,935
Brown-Forman Corp., Class A	8,588	391,527
Brown-Forman Corp., Class B	30,422	1,373,858
Celsius Holdings, Inc.(a)(b)	31,077	1,455,336
Coca-Cola Consolidated, Inc.	1,032	1,182,558
Molson Coors Beverage Co., Class B	30,928	1,634,545
		6,484,759
Biotechnology(a) — 1.6%
Alnylam Pharmaceuticals, Inc.	22,071	5,240,980
Apellis Pharmaceuticals, Inc.	18,109	717,116
Biogen, Inc.	25,460	5,428,072
BioMarin Pharmaceutical, Inc.	32,996	2,782,553
Cerevel Therapeutics Holdings, Inc.	12,320	553,907
Exact Sciences Corp.(b)	31,877	1,456,141
Exelixis, Inc.	50,017	1,172,899
GRAIL, Inc.	4,573	70,333
Incyte Corp.	32,397	2,108,073
Ionis Pharmaceuticals, Inc.	25,342	1,253,415
Natera, Inc.	19,777	2,024,967
Neurocrine Biosciences, Inc.	17,427	2,467,140
Roivant Sciences Ltd.	61,241	664,465
Sarepta Therapeutics, Inc.	15,825	2,250,948
Ultragenyx Pharmaceutical, Inc.	15,425	694,433
United Therapeutics Corp.	7,631	2,390,716
Viking Therapeutics, Inc.(b)	18,377	1,047,489
		32,323,647
Broadline Retail — 0.7%
Coupang, Inc., Class A(a)	202,413	4,200,070
Dillard’s, Inc., Class A	539	214,840
eBay, Inc.	88,455	4,918,983
Etsy, Inc.(a)	20,324	1,323,905
Kohl’s Corp.	19,264	417,258
Macy’s, Inc.	47,851	826,865
Nordstrom, Inc.	17,246	393,726
Ollie’s Bargain Outlet Holdings, Inc.(a)	10,679	1,042,698
		13,338,345
Building Products — 1.5%
A O Smith Corp.	21,046	1,789,752
AAON, Inc.	11,979	1,060,501
Advanced Drainage Systems, Inc.	11,611	2,055,611
Allegion PLC	15,271	2,089,226
Armstrong World Industries, Inc.	7,619	1,001,137
AZEK Co., Inc., Class A(a)	25,084	1,126,021
Builders FirstSource, Inc.(a)	20,971	3,509,916
Carlisle Cos., Inc.	8,316	3,480,911
Fortune Brands Innovations, Inc.	21,979	1,776,123
Hayward Holdings, Inc.(a)	24,686	365,106
Lennox International, Inc.	5,601	3,268,183
Masco Corp.	38,456	2,993,800
Owens Corning	15,075	2,809,678
Simpson Manufacturing Co., Inc.	7,399	1,421,274
Trex Co., Inc.(a)	19,082	1,595,828
		30,343,067

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets — 4.7%
Affiliated Managers Group, Inc.	5,681	$ 1,054,507
Ameriprise Financial, Inc.	17,512	7,531,386
Ares Management Corp., Class A	31,163	4,774,172
Bank of New York Mellon Corp.	130,893	8,517,208
Blue Owl Capital, Inc., Class A	87,669	1,671,848
Carlyle Group, Inc.	38,934	1,936,577
Cboe Global Markets, Inc.	18,435	3,383,007
Coinbase Global, Inc., Class A(a)	34,496	7,739,523
Evercore, Inc., Class A	6,268	1,569,445
FactSet Research Systems, Inc.	6,646	2,745,396
Franklin Resources, Inc.	49,792	1,138,743
Houlihan Lokey, Inc., Class A	9,050	1,359,762
Interactive Brokers Group, Inc., Class A	18,150	2,164,750
Invesco Ltd.	65,129	1,124,127
Janus Henderson Group PLC	22,583	840,765
Jefferies Financial Group, Inc.	31,473	1,840,226
Lazard, Inc.	19,125	940,376
LPL Financial Holdings, Inc.	13,009	2,881,754
MarketAxess Holdings, Inc.	6,448	1,441,321
Morningstar, Inc.	4,749	1,508,520
MSCI, Inc., Class A	13,429	7,261,866
Nasdaq, Inc.	71,987	4,872,080
Northern Trust Corp.	35,345	3,133,334
Raymond James Financial, Inc.	33,044	3,833,104
Robinhood Markets, Inc., Class A(a)	116,056	2,387,272
SEI Investments Co.	17,897	1,214,132
State Street Corp.	52,675	4,475,795
Stifel Financial Corp.	17,346	1,538,070
T Rowe Price Group, Inc.	38,333	4,378,012
TPG, Inc., Class A	15,031	766,431
Tradeweb Markets, Inc., Class A	20,284	2,265,317
Virtu Financial, Inc., Class A	15,018	410,292
XP, Inc., Class A	72,593	1,242,066
		93,941,184
Chemicals — 2.8%
Albemarle Corp.	20,499	1,920,141
Ashland, Inc.	8,726	843,368
Axalta Coating Systems Ltd.(a)	38,620	1,376,803
Celanese Corp., Class A	19,464	2,747,344
CF Industries Holdings, Inc.	32,714	2,499,022
Chemours Co.	26,566	642,100
Corteva, Inc.	122,257	6,858,618
Dow, Inc.	123,008	6,700,246
DuPont de Nemours, Inc.	73,091	6,117,717
Eastman Chemical Co.	20,435	2,111,549
Element Solutions, Inc.	39,101	1,053,772
FMC Corp.	21,884	1,277,150
Huntsman Corp.	28,551	683,225
International Flavors & Fragrances, Inc.	44,688	4,445,562
LyondellBasell Industries NV, Class A	45,494	4,524,833
Mosaic Co.	55,903	1,664,232
NewMarket Corp.	1,189	666,874
Olin Corp.	21,062	960,638
PPG Industries, Inc.	40,843	5,186,244
RPM International, Inc.	22,212	2,697,870
Scotts Miracle-Gro Co.	7,606	597,832
Westlake Corp.	5,859	866,312
		56,441,452
Commercial Services & Supplies — 1.1%
Clean Harbors, Inc.(a)	9,007	2,150,241
MSA Safety, Inc.	6,466	1,219,811
Security	Shares	Value
Commercial Services & Supplies (continued)
RB Global, Inc.	31,996	$ 2,547,841
Rollins, Inc.	48,831	2,339,493
Stericycle, Inc.(a)	16,087	941,894
Tetra Tech, Inc.	9,394	2,003,177
Veralto Corp.	43,162	4,599,343
Verisk Analytics, Inc.	24,894	6,516,005
Vestis Corp.	23,086	299,425
		22,617,230
Communications Equipment — 0.3%
Ciena Corp.(a)	25,150	1,326,411
F5, Inc.(a)	10,207	2,078,554
Juniper Networks, Inc.	56,172	2,117,123
Lumentum Holdings, Inc.(a)	11,576	599,405
Ubiquiti, Inc.	660	122,476
		6,243,969
Construction & Engineering — 1.0%
AECOM	23,717	2,148,997
API Group Corp.(a)	40,120	1,520,147
Comfort Systems USA, Inc.	6,141	2,041,391
EMCOR Group, Inc.	8,124	3,050,074
MasTec, Inc.(a)	11,002	1,210,550
MDU Resources Group, Inc.	35,488	956,047
Quanta Services, Inc.(b)	25,386	6,736,937
Valmont Industries, Inc.	3,491	1,041,575
WillScot Mobile Mini Holdings Corp.(a)	32,332	1,325,612
		20,031,330
Construction Materials — 0.7%
Eagle Materials, Inc.	6,027	1,641,152
Martin Marietta Materials, Inc.	10,714	6,357,152
Vulcan Materials Co.	23,127	6,348,593
		14,346,897
Consumer Finance — 0.8%
Ally Financial, Inc.	47,960	2,158,680
Credit Acceptance Corp.(a)	1,107	636,414
Discover Financial Services	43,703	6,292,795
OneMain Holdings, Inc.	20,258	1,058,683
SLM Corp.	38,883	882,255
SoFi Technologies, Inc.(a)	182,734	1,377,815
Synchrony Financial	70,076	3,559,160
		15,965,802
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	73,021	1,448,006
BJ’s Wholesale Club Holdings, Inc.(a)	23,049	2,027,390
Casey’s General Stores, Inc.	6,467	2,508,161
Dollar General Corp.	38,395	4,622,374
Dollar Tree, Inc.(a)	35,839	3,739,441
Grocery Outlet Holding Corp.(a)	16,905	330,662
Kroger Co.	115,957	6,319,657
Maplebear, Inc.(a)	29,952	1,033,044
Performance Food Group Co.(a)	27,024	1,864,656
Sysco Corp.	87,056	6,672,842
U.S. Foods Holding Corp.(a)	40,027	2,177,069
Walgreens Boots Alliance, Inc.	125,111	1,485,068
		34,228,370
Containers & Packaging — 1.3%
Amcor PLC	251,340	2,646,610
AptarGroup, Inc.	11,611	1,706,585
Ardagh Group SA, Class A(a)	2,789	19,774
Avery Dennison Corp.	14,000	3,035,620
Ball Corp.	54,413	3,473,182
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Containers & Packaging (continued)
Berry Global Group, Inc.	20,238	$ 1,330,041
Crown Holdings, Inc.	20,430	1,812,141
Graphic Packaging Holding Co.	53,135	1,599,363
International Paper Co.	60,538	2,813,806
Packaging Corp. of America	15,492	3,096,386
Sealed Air Corp.	24,130	918,147
Silgan Holdings, Inc.	14,457	743,524
Smurfit WestRock PLC	44,696	2,004,169
Sonoco Products Co.	17,097	921,870
		26,121,218
Distributors — 0.4%
Genuine Parts Co.	24,304	3,575,361
LKQ Corp.	46,499	1,929,708
Pool Corp.	6,514	2,436,497
		7,941,566
Diversified Consumer Services — 0.4%
ADT, Inc.	49,598	385,872
Bright Horizons Family Solutions, Inc.(a)(b)	10,067	1,210,557
Duolingo, Inc., Class A(a)	6,508	1,118,986
Grand Canyon Education, Inc.(a)	5,166	805,638
H&R Block, Inc.	24,248	1,404,929
Service Corp. International	25,063	2,002,784
		6,928,766
Diversified REITs — 0.1%
WP Carey, Inc.	38,190	2,207,764
Diversified Telecommunication Services — 0.2%
ESC GCI Liberty, Inc. (c)	15,053	—
Frontier Communications Parent, Inc.(a)(b)	42,896	1,256,853
Iridium Communications, Inc.	20,878	599,199
Liberty Global Ltd., Class A(a)	28,602	557,453
Liberty Global Ltd., Class C(a)	30,493	613,214
		3,026,719
Electric Utilities — 2.6%
Alliant Energy Corp.	44,829	2,495,182
Avangrid, Inc.	12,502	445,946
Edison International	66,485	5,319,465
Entergy Corp.	37,256	4,320,578
Evergy, Inc.	38,915	2,257,070
Eversource Energy	61,379	3,984,111
Exelon Corp.	174,877	6,505,425
FirstEnergy Corp.	100,618	4,216,900
IDACORP, Inc.	8,815	861,666
NRG Energy, Inc.	37,369	2,809,028
OGE Energy Corp.	35,252	1,366,720
PG&E Corp.	373,622	6,818,602
Pinnacle West Capital Corp.	20,080	1,718,647
PPL Corp.	129,068	3,835,901
Xcel Energy, Inc.	97,208	5,665,282
		52,620,523
Electrical Equipment — 1.5%
Acuity Brands, Inc.	5,380	1,352,263
AMETEK, Inc.	40,349	6,999,744
Generac Holdings, Inc.(a)	10,407	1,620,162
Hubbell, Inc.	9,357	3,702,097
nVent Electric PLC	28,864	2,096,392
Regal Rexnord Corp.	11,707	1,881,081
Rockwell Automation, Inc.	20,030	5,581,359
Security	Shares	Value
Electrical Equipment (continued)
Sensata Technologies Holding PLC	26,331	$ 1,026,646
Vertiv Holdings Co., Class A	62,568	4,924,102
		29,183,846
Electronic Equipment, Instruments & Components — 1.8%
Arrow Electronics, Inc.(a)	9,486	1,173,323
Avnet, Inc.	15,687	843,333
CDW Corp.	23,479	5,121,005
Cognex Corp.	30,034	1,490,287
Coherent Corp.(a)	23,263	1,620,966
Corning, Inc.	133,957	5,359,620
Crane NXT Co.	8,473	532,782
IPG Photonics Corp.(a)	4,813	386,965
Jabil, Inc.	20,525	2,312,552
Keysight Technologies, Inc.(a)	30,453	4,250,325
Littelfuse, Inc.	4,273	1,141,361
TD SYNNEX Corp.	13,303	1,585,318
Teledyne Technologies, Inc.(a)	8,200	3,459,252
Trimble, Inc.(a)	42,557	2,321,059
Vontier Corp.	27,151	1,065,134
Zebra Technologies Corp., Class A(a)(b)	8,938	3,138,936
		35,802,218
Energy Equipment & Services — 0.9%
Baker Hughes Co., Class A	174,448	6,754,627
Halliburton Co.	154,074	5,343,286
NOV, Inc.	68,802	1,432,458
TechnipFMC PLC	74,943	2,210,818
Weatherford International PLC(a)	12,739	1,501,419
		17,242,608
Entertainment — 1.3%
Electronic Arts, Inc.	46,738	7,054,634
Live Nation Entertainment, Inc.(a)	27,595	2,654,363
Madison Square Garden Sports Corp., Class A(a)	3,213	643,917
Playtika Holding Corp.	10,206	77,872
ROBLOX Corp., Class A(a)	89,295	3,707,528
Roku, Inc., Class A(a)	22,175	1,290,807
Take-Two Interactive Software, Inc.(a)	29,325	4,414,292
TKO Group Holdings, Inc., Class A	13,859	1,515,482
Warner Bros Discovery, Inc., Class A(a)(b)	424,208	3,669,399
		25,028,294
Financial Services — 1.8%
Affirm Holdings, Inc., Class A(a)(b)	40,636	1,149,592
Block, Inc., Class A(a)	97,086	6,007,682
Corpay, Inc.(a)	12,092	3,528,687
Equitable Holdings, Inc.	56,961	2,484,069
Euronet Worldwide, Inc.(a)	7,661	781,345
Fidelity National Information Services, Inc.	98,243	7,548,010
Global Payments, Inc.	44,485	4,521,455
Jack Henry & Associates, Inc.	12,835	2,200,946
MGIC Investment Corp.	46,612	1,157,842
Rocket Cos., Inc., Class A(a)	24,609	398,420
Shift4 Payments, Inc., Class A(a)(b)	10,712	736,879
Toast, Inc., Class A(a)	78,342	2,049,427
UWM Holdings Corp., Class A	16,771	140,876
Voya Financial, Inc.	17,862	1,299,103
Western Union Co.	44,858	533,362
WEX, Inc.(a)	7,359	1,350,009
		35,887,704
Food Products — 2.2%
Archer-Daniels-Midland Co.	86,178	5,343,898
Bunge Global SA	24,612	2,589,921

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Campbell Soup Co.	33,749	$ 1,581,478
Conagra Brands, Inc.	83,877	2,543,151
Darling Ingredients, Inc.(a)	27,703	1,100,640
Flowers Foods, Inc.	32,738	737,260
Freshpet, Inc.(a)	8,133	989,786
General Mills, Inc.	98,711	6,627,457
Hershey Co.	25,785	5,092,022
Hormel Foods Corp.	50,666	1,626,885
Ingredion, Inc.	11,512	1,431,747
J.M. Smucker Co.	18,160	2,141,972
Kellanova	45,816	2,664,200
Lamb Weston Holdings, Inc.	25,363	1,522,287
McCormick & Co., Inc.	44,022	3,390,134
Pilgrim’s Pride Corp.(a)	7,217	297,557
Post Holdings, Inc.(a)	8,702	951,651
Seaboard Corp.	45	146,156
Tyson Foods, Inc., Class A	49,155	2,993,539
		43,771,741
Gas Utilities — 0.3%
Atmos Energy Corp.	26,288	3,361,709
National Fuel Gas Co.	15,991	936,913
UGI Corp.	37,215	922,188
		5,220,810
Ground Transportation — 1.0%
Avis Budget Group, Inc.	2,942	297,171
JB Hunt Transport Services, Inc.	14,511	2,512,580
Knight-Swift Transportation Holdings, Inc.	27,217	1,481,421
Landstar System, Inc.	6,235	1,186,209
Lyft, Inc., Class A(a)	63,074	760,042
Old Dominion Freight Line, Inc.	34,331	7,215,690
Ryder System, Inc.	7,525	1,054,704
Saia, Inc.(a)	4,627	1,933,392
Schneider National, Inc., Class B	8,616	231,856
U-Haul Holding Co.(a)	1,346	89,899
U-Haul Holding Co., Series N	17,400	1,108,902
XPO, Inc.(a)	19,975	2,294,928
		20,166,794
Health Care Equipment & Supplies — 2.8%
Align Technology, Inc.(a)	13,096	3,036,700
Baxter International, Inc.	88,992	3,187,693
Cooper Cos., Inc.	34,108	3,183,300
DENTSPLY SIRONA, Inc.	35,918	974,815
Dexcom, Inc.(a)(b)	69,138	4,688,939
Enovis Corp.(a)(b)	9,265	441,385
Envista Holdings Corp.(a)	29,692	506,842
GE HealthCare Technologies, Inc.(a)(b)	74,516	6,306,289
Globus Medical, Inc., Class A(a)	19,805	1,425,168
Hologic, Inc.(a)	40,629	3,315,733
IDEXX Laboratories, Inc.(a)	14,408	6,859,937
Inspire Medical Systems, Inc.(a)	5,167	728,805
Insulet Corp.(a)	12,205	2,372,042
Masimo Corp.(a)	7,560	808,769
Penumbra, Inc.(a)	6,438	1,075,725
QuidelOrtho Corp.(a)	9,389	368,894
ResMed, Inc.	25,411	5,418,896
Solventum Corp.(a)	24,457	1,440,028
STERIS PLC	17,224	4,112,402
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	8,249	$ 1,822,369
Zimmer Biomet Holdings, Inc.	35,731	3,978,647
		56,053,378
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.(a)	16,001	1,037,665
Amedisys, Inc.(a)	5,643	553,296
Cardinal Health, Inc.	42,567	4,292,031
Cencora, Inc.	29,386	6,990,342
Centene Corp.(a)	93,236	7,171,713
Chemed Corp.	2,632	1,500,661
DaVita, Inc.(a)(b)	8,811	1,203,759
Encompass Health Corp.	17,292	1,607,119
Henry Schein, Inc.(a)(b)	22,322	1,605,845
Humana, Inc.	21,071	7,619,484
Labcorp Holdings, Inc.	14,689	3,164,598
Molina Healthcare, Inc.(a)	10,149	3,463,549
Premier, Inc., Class A	21,038	441,377
Quest Diagnostics, Inc.	19,398	2,760,335
R1 RCM, Inc.(a)	27,772	357,703
Tenet Healthcare Corp.(a)	16,941	2,536,068
Universal Health Services, Inc., Class B	10,113	2,161,755
		48,467,300
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc.	66,431	1,175,164
Healthpeak Properties, Inc.	123,878	2,703,018
Medical Properties Trust, Inc.	103,371	497,214
Omega Healthcare Investors, Inc.	43,112	1,569,277
Ventas, Inc.	70,477	3,836,768
		9,781,441
Health Care Technology(a) — 0.3%
Certara, Inc.	21,635	337,722
Doximity, Inc., Class A	21,251	595,028
Veeva Systems, Inc., Class A(b)	25,778	4,947,572
		5,880,322
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	121,791	2,132,560
Park Hotels & Resorts, Inc.	36,285	546,452
		2,679,012
Hotels, Restaurants & Leisure — 3.2%
Aramark	45,755	1,568,024
Boyd Gaming Corp.	12,050	733,483
Caesars Entertainment, Inc.(a)(b)	38,045	1,519,898
Carnival Corp.(a)	174,397	2,905,454
Cava Group, Inc.(a)	13,183	1,110,272
Choice Hotels International, Inc.(b)	4,974	633,936
Churchill Downs, Inc.	12,275	1,762,199
Darden Restaurants, Inc.	20,802	3,043,125
Domino’s Pizza, Inc.	6,076	2,604,781
DraftKings, Inc., Class A(a)	77,662	2,869,611
Dutch Bros, Inc., Class A(a)	16,223	620,530
Expedia Group, Inc.(a)	22,098	2,821,252
Hilton Worldwide Holdings, Inc.	42,942	9,218,359
Hyatt Hotels Corp., Class A	7,718	1,137,093
Las Vegas Sands Corp.	62,891	2,494,886
Light & Wonder, Inc., Class A(a)	15,853	1,699,442
Marriott Vacations Worldwide Corp.	6,067	513,147
MGM Resorts International(a)	42,995	1,847,495
Norwegian Cruise Line Holdings Ltd.(a)	75,237	1,386,618
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Penn Entertainment, Inc.(a)	26,834	$ 535,875
Planet Fitness, Inc., Class A(a)	15,167	1,117,808
Royal Caribbean Cruises Ltd.(a)(b)	41,434	6,493,536
Texas Roadhouse, Inc.	11,651	2,034,381
Travel and Leisure Co.	11,861	546,673
Vail Resorts, Inc.	6,635	1,207,636
Wendy’s Co.	30,531	516,890
Wingstop, Inc.	5,127	1,916,883
Wyndham Hotels & Resorts, Inc.	13,635	1,032,442
Wynn Resorts Ltd.	17,986	1,489,601
Yum! Brands, Inc.	49,245	6,541,213
		63,922,543
Household Durables — 2.1%
D.R. Horton, Inc.	51,829	9,325,592
Garmin Ltd.	27,063	4,634,539
Leggett & Platt, Inc.	22,351	294,363
Lennar Corp., Class A	42,227	7,471,223
Lennar Corp., Class B	1,984	327,281
Mohawk Industries, Inc.(a)	9,251	1,490,058
Newell Brands, Inc.	71,588	614,941
NVR, Inc.(a)	520	4,475,889
PulteGroup, Inc.	36,554	4,825,128
SharkNinja, Inc.	11,656	895,764
Tempur Sealy International, Inc.	29,635	1,551,392
Toll Brothers, Inc.	18,125	2,586,619
TopBuild Corp.(a)	5,549	2,655,418
Whirlpool Corp.	9,245	942,713
		42,090,920
Household Products — 0.4%
Church & Dwight Co., Inc.	42,638	4,178,951
Clorox Co.	21,695	2,862,221
Reynolds Consumer Products, Inc.	9,241	257,085
Spectrum Brands Holdings, Inc.	5,048	427,111
		7,725,368
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	124,935	2,222,594
Brookfield Renewable Corp., Class A	23,194	651,751
Clearway Energy, Inc., Class A	6,473	159,430
Clearway Energy, Inc., Class C	13,950	372,186
Vistra Corp.	60,209	4,769,757
		8,175,718
Industrial REITs — 0.4%
Americold Realty Trust, Inc.	50,342	1,504,722
EastGroup Properties, Inc.	8,327	1,557,066
First Industrial Realty Trust, Inc.	23,075	1,262,664
Rexford Industrial Realty, Inc.	37,715	1,889,899
STAG Industrial, Inc.	31,618	1,290,330
		7,504,681
Insurance — 5.2%
Aflac, Inc.	99,966	9,534,757
Allstate Corp.	45,911	7,856,290
American Financial Group, Inc.	12,541	1,642,369
Arch Capital Group Ltd.(a)	63,047	6,038,642
Arthur J Gallagher & Co.	37,724	10,694,377
Assurant, Inc.	9,173	1,604,083
Assured Guaranty Ltd.	9,261	762,829
Axis Capital Holdings Ltd.	13,566	1,027,624
Brighthouse Financial, Inc.(a)	10,788	537,998
Brown & Brown, Inc.	41,737	4,149,910
Security	Shares	Value
Insurance (continued)
Cincinnati Financial Corp.	26,755	$ 3,494,738
CNA Financial Corp.	3,835	188,529
Everest Group Ltd.	7,520	2,954,382
Fidelity National Financial, Inc., Class A	43,466	2,408,451
First American Financial Corp.	17,743	1,074,871
Globe Life, Inc.	16,205	1,502,852
Hanover Insurance Group, Inc.	6,371	875,949
Hartford Financial Services Group, Inc.	51,883	5,754,862
Kemper Corp.	10,886	697,357
Kinsale Capital Group, Inc.	3,884	1,775,260
Lincoln National Corp.	27,746	923,942
Loews Corp.	31,658	2,531,057
Markel Group, Inc.(a)	2,244	3,677,579
Old Republic International Corp.	44,018	1,523,903
Primerica, Inc.	6,038	1,520,187
Principal Financial Group, Inc.	40,770	3,323,163
Prudential Financial, Inc.	62,823	7,872,978
Reinsurance Group of America, Inc.	11,478	2,587,486
RenaissanceRe Holdings Ltd.	9,060	2,101,105
RLI Corp.	7,411	1,116,022
Ryan Specialty Holdings, Inc., Class A	18,321	1,128,390
Unum Group	27,656	1,591,050
W.R. Berkley Corp.	55,416	3,055,084
White Mountains Insurance Group Ltd.	432	771,552
Willis Towers Watson PLC	17,864	5,042,650
		103,342,278
Interactive Media & Services(a) — 0.4%
IAC, Inc.	12,877	680,034
Match Group, Inc.	46,721	1,781,939
Pinterest, Inc., Class A	103,482	3,306,250
TripAdvisor, Inc.	18,985	334,706
Trump Media & Technology Group Corp.(b)	10,325	296,741
ZoomInfo Technologies, Inc., Class A	55,504	630,525
		7,030,195
IT Services — 2.0%
Akamai Technologies, Inc.(a)	26,308	2,585,550
Amdocs Ltd.	20,157	1,763,133
Cloudflare, Inc., Class A(a)	52,407	4,061,542
Cognizant Technology Solutions Corp., Class A	86,991	6,583,479
DXC Technology Co.(a)	32,061	652,121
EPAM Systems, Inc.(a)	9,793	2,106,768
Gartner, Inc.(a)	13,172	6,601,675
Globant SA(a)(b)	7,399	1,440,659
GoDaddy, Inc., Class A(a)	24,708	3,593,779
Kyndryl Holdings, Inc.(a)	39,725	1,067,411
MongoDB, Inc., Class A(a)	11,903	3,003,841
Okta, Inc., Class A(a)	27,007	2,537,038
Twilio, Inc., Class A(a)	30,755	1,818,543
VeriSign, Inc.(a)	15,157	2,834,510
		40,650,049
Leisure Products — 0.3%
Brunswick Corp.	11,752	957,200
Hasbro, Inc.	24,452	1,576,176
Mattel, Inc.(a)	59,862	1,154,738
Polaris, Inc.	9,064	754,850
YETI Holdings, Inc.(a)	15,015	620,870
		5,063,834
Life Sciences Tools & Services — 2.5%
10X Genomics, Inc., Class A(a)	18,238	376,979
Agilent Technologies, Inc.	51,192	7,238,549

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Avantor, Inc.(a)	118,523	$ 3,170,490
Azenta, Inc.(a)	9,577	596,551
Bio-Rad Laboratories, Inc., Class A(a)(b)	3,378	1,142,980
Bio-Techne Corp.	27,142	2,214,516
Bruker Corp.(b)	18,321	1,255,172
Charles River Laboratories International, Inc.(a)(b)	8,925	2,178,593
Fortrea Holdings, Inc.(a)	14,851	409,739
Illumina, Inc.(a)	27,839	3,413,061
IQVIA Holdings, Inc.(a)	31,501	7,756,491
Medpace Holdings, Inc.(a)	4,487	1,716,367
Mettler-Toledo International, Inc.(a)	3,688	5,609,559
QIAGEN NV	39,099	1,739,515
Repligen Corp.(a)(b)	9,776	1,636,014
Revvity, Inc.	21,499	2,700,489
Sotera Health Co.(a)	22,467	311,617
Waters Corp.(a)(b)	10,300	3,463,684
West Pharmaceutical Services, Inc.	12,687	3,884,379
		50,814,745
Machinery — 3.8%
AGCO Corp.	10,843	1,023,796
Allison Transmission Holdings, Inc.	15,272	1,352,946
CNH Industrial NV	152,544	1,624,594
Crane Co.	8,544	1,370,629
Cummins, Inc.	23,879	6,967,892
Donaldson Co., Inc.	20,981	1,569,798
Dover Corp.	23,965	4,415,791
Esab Corp.	9,880	1,003,808
Flowserve Corp.	22,944	1,159,819
Fortive Corp.	61,496	4,418,488
Gates Industrial Corp. PLC(a)	36,355	675,839
Graco, Inc.	29,299	2,491,880
IDEX Corp.	13,232	2,758,607
Ingersoll Rand, Inc.	70,534	7,081,614
ITT, Inc.	14,389	2,035,468
Lincoln Electric Holdings, Inc.	9,644	1,980,974
Middleby Corp.(a)	9,267	1,256,420
Nordson Corp.	9,909	2,480,520
Oshkosh Corp.	11,555	1,255,451
Otis Worldwide Corp.	70,608	6,672,456
Pentair PLC	28,850	2,535,050
RBC Bearings, Inc.(a)(b)	4,966	1,444,311
Snap-on, Inc.	9,027	2,591,020
Stanley Black & Decker, Inc.	26,836	2,834,418
Timken Co.	11,213	974,970
Toro Co.	18,246	1,746,690
Westinghouse Air Brake Technologies Corp.	30,572	4,926,678
Xylem, Inc./New York	42,232	5,637,972
		76,287,899
Marine Transportation — 0.1%
Kirby Corp.(a)	10,285	1,263,821
Media — 1.7%
Charter Communications, Inc., Class A(a)	16,399	6,227,028
Fox Corp., Class A	42,068	1,600,267
Fox Corp., Class B	23,300	825,519
Interpublic Group of Cos., Inc.	65,832	2,117,815
Liberty Broadband Corp., Class A(a)	2,963	196,210
Liberty Broadband Corp., Class C(a)	19,394	1,306,962
Liberty Media Corp.-Liberty Formula One, Class C(a)	34,474	2,787,912
Liberty Media Corp.-Liberty Formula One, Class A(a)	4,208	311,266
Liberty Media Corp.-Liberty Live, Class A(a)	3,676	138,843
Security	Shares	Value
Media (continued)
Liberty Media Corp.-Liberty Live, Class C(a)	8,081	$ 315,321
Liberty Media Corp.-Liberty SiriusXM(a)	26,591	598,563
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	12,571	284,356
New York Times Co., Class A	28,240	1,513,382
News Corp., Class A	66,593	1,836,635
News Corp., Class B	19,860	565,811
Nexstar Media Group, Inc., Class A	5,444	1,005,997
Omnicom Group, Inc.	33,829	3,316,595
Paramount Global, Class A	1,521	34,831
Paramount Global, Class B	103,400	1,180,828
Sirius XM Holdings, Inc.(b)	109,521	377,847
Trade Desk, Inc., Class A(a)	77,246	6,942,870
		33,484,858
Metals & Mining — 1.1%
Alcoa Corp.	43,984	1,453,231
ATI, Inc.(a)	21,850	1,479,464
Cleveland-Cliffs, Inc.(a)	83,132	1,276,076
MP Materials Corp., Class A(a)(b)	22,837	308,756
Nucor Corp.	41,894	6,826,208
Reliance, Inc.	9,978	3,038,900
Royal Gold, Inc.	11,380	1,571,806
Steel Dynamics, Inc.	25,972	3,459,990
U.S. Steel Corp.	39,323	1,615,782
		21,030,213
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	120,618	1,207,386
Annaly Capital Management, Inc.	88,213	1,756,321
Rithm Capital Corp.	86,558	1,004,938
Starwood Property Trust, Inc.	51,786	1,033,131
		5,001,776
Multi-Utilities — 1.7%
Ameren Corp.	46,499	3,685,976
CenterPoint Energy, Inc.	110,705	3,072,064
CMS Energy Corp.	52,012	3,370,378
Consolidated Edison, Inc.	60,529	5,902,788
DTE Energy Co.	36,130	4,354,749
NiSource, Inc.	78,373	2,449,156
Public Service Enterprise Group, Inc.	87,155	6,952,354
WEC Energy Group, Inc.	55,276	4,757,052
		34,544,517
Office REITs — 0.4%
Alexandria Real Estate Equities, Inc.	30,271	3,550,486
Boston Properties, Inc.	27,441	1,956,818
Cousins Properties, Inc.	26,467	728,107
Highwoods Properties, Inc.	18,222	564,335
Kilroy Realty Corp.	20,420	754,927
Vornado Realty Trust	30,622	918,354
		8,473,027
Oil, Gas & Consumable Fuels — 4.5%
Antero Midstream Corp.	59,158	849,509
Antero Resources Corp.(a)	50,687	1,470,937
APA Corp.	63,230	1,972,144
Cheniere Energy, Inc.	40,138	7,330,804
Chesapeake Energy Corp.	22,935	1,750,629
Chord Energy Corp.	10,797	1,853,413
Civitas Resources, Inc.	17,734	1,237,124
Coterra Energy, Inc.	129,649	3,344,944
Devon Energy Corp.	109,979	5,172,312
Diamondback Energy, Inc.	31,078	6,287,390
DT Midstream, Inc.(a)	17,217	1,297,473
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	102,981	$ 3,553,874
Hess Corp.	48,827	7,491,038
HF Sinclair Corp.	28,308	1,457,013
Kinder Morgan, Inc.	338,828	7,159,436
Marathon Oil Corp.	99,820	2,799,951
Matador Resources Co.	20,705	1,272,943
New Fortress Energy, Inc., Class A	10,999	217,120
ONEOK, Inc.	101,987	8,498,577
Ovintiv, Inc.	46,868	2,176,550
Permian Resources Corp., Class A	109,728	1,683,228
Range Resources Corp.	41,813	1,305,820
Southwestern Energy Co.(a)	192,155	1,239,400
Targa Resources Corp.	38,403	5,195,158
Texas Pacific Land Corp.	3,282	2,772,962
Viper Energy, Inc., Class A	15,669	668,596
Williams Cos., Inc.	212,712	9,133,853
		89,192,198
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	11,256	1,104,889
Passenger Airlines — 0.6%
Alaska Air Group, Inc.(a)	21,783	817,516
American Airlines Group, Inc.(a)(b)	114,376	1,216,961
Delta Air Lines, Inc.	112,580	4,843,192
Southwest Airlines Co.	104,407	2,812,724
United Airlines Holdings, Inc.(a)	57,209	2,598,433
		12,288,826
Personal Care Products — 0.5%
BellRing Brands, Inc.(a)	22,920	1,175,338
Coty, Inc., Class A(a)	68,782	684,381
elf Beauty, Inc.(a)	9,320	1,608,446
Kenvue, Inc.	334,695	6,188,510
		9,656,675
Pharmaceuticals — 0.6%
Catalent, Inc.(a)	31,625	1,876,628
Elanco Animal Health, Inc.(a)	86,421	1,126,930
Intra-Cellular Therapies, Inc.(a)	18,136	1,427,666
Jazz Pharmaceuticals PLC(a)	10,657	1,174,934
Organon & Co.	44,953	982,673
Perrigo Co. PLC	23,527	665,108
Royalty Pharma PLC, Class A	69,102	1,946,603
Viatris, Inc.	207,401	2,501,256
		11,701,798
Professional Services — 2.4%
Booz Allen Hamilton Holding Corp., Class A	22,376	3,206,705
Broadridge Financial Solutions, Inc.	20,464	4,379,296
CACI International, Inc., Class A(a)	3,886	1,793,311
Clarivate PLC(a)(b)	71,512	481,991
Concentrix Corp.	8,347	588,463
Dayforce, Inc.(a)(b)	26,176	1,551,713
Dun & Bradstreet Holdings, Inc.	51,767	563,225
Equifax, Inc.	21,469	5,997,795
FTI Consulting, Inc.(a)	6,169	1,344,657
Genpact Ltd.	30,953	1,073,140
Jacobs Solutions, Inc.	21,785	3,188,235
KBR, Inc.	23,487	1,563,999
Leidos Holdings, Inc.	23,559	3,401,920
ManpowerGroup, Inc.	8,408	643,885
Parsons Corp.(a)	7,916	723,285
Paychex, Inc.	56,208	7,195,748
Security	Shares	Value
Professional Services (continued)
Paycom Software, Inc.	8,898	$ 1,484,097
Paycor HCM, Inc.(a)	12,765	158,414
Paylocity Holding Corp.(a)	7,660	1,149,536
Robert Half, Inc.	17,749	1,139,308
Science Applications International Corp.	8,928	1,110,643
SS&C Technologies Holdings, Inc.	37,498	2,735,479
TransUnion	33,910	3,060,717
		48,535,562
Real Estate Management & Development(a) — 0.8%
CBRE Group, Inc., Class A	53,460	6,025,476
CoStar Group, Inc.	70,935	5,534,349
Howard Hughes Holdings, Inc.(b)	5,458	404,820
Jones Lang LaSalle, Inc.	8,348	2,094,513
Zillow Group, Inc., Class A	8,217	389,486
Zillow Group, Inc., Class C	26,991	1,314,462
		15,763,106
Residential REITs — 1.5%
American Homes 4 Rent, Class A	58,996	2,129,165
AvalonBay Communities, Inc.	24,791	5,080,172
Camden Property Trust	18,225	2,018,419
Equity LifeStyle Properties, Inc.	32,199	2,211,427
Equity Residential	66,011	4,596,346
Essex Property Trust, Inc.	11,156	3,105,384
Invitation Homes, Inc.	106,944	3,771,915
Mid-America Apartment Communities, Inc.	20,292	2,836,213
Sun Communities, Inc.	21,553	2,731,412
UDR, Inc.	57,364	2,298,575
		30,779,028
Retail REITs — 1.4%
Agree Realty Corp.	17,160	1,183,525
Brixmor Property Group, Inc.	52,357	1,333,533
Federal Realty Investment Trust	14,401	1,607,872
Kimco Realty Corp.	115,112	2,501,384
NNN REIT, Inc.	31,670	1,421,666
Realty Income Corp.	150,634	8,650,910
Regency Centers Corp.	32,120	2,162,961
Simon Property Group, Inc.	56,545	8,676,265
		27,538,116
Semiconductors & Semiconductor Equipment — 2.5%
Allegro MicroSystems, Inc.(a)	12,912	310,404
Amkor Technology, Inc.	19,684	642,879
Astera Labs, Inc.(a)(b)	3,907	171,283
Cirrus Logic, Inc.(a)	9,415	1,228,469
Enphase Energy, Inc.(a)	23,026	2,650,523
Entegris, Inc.	26,313	3,112,565
First Solar, Inc.(a)	18,633	4,024,542
GLOBALFOUNDRIES, Inc.(a)(b)	17,204	877,576
Lattice Semiconductor Corp.(a)	23,984	1,271,152
MACOM Technology Solutions Holdings, Inc., Class H(a)	9,806	989,622
Microchip Technology, Inc.	92,677	8,227,864
MKS Instruments, Inc.	11,800	1,485,620
Monolithic Power Systems, Inc.	8,208	7,084,243
ON Semiconductor Corp.(a)	75,030	5,871,097
Onto Innovation, Inc.(a)	8,557	1,636,954
Qorvo, Inc.(a)	16,984	2,034,683
Skyworks Solutions, Inc.	28,068	3,189,086
Teradyne, Inc.	26,745	3,507,874

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Universal Display Corp.	8,185	$ 1,822,145
Wolfspeed, Inc.(a)	22,234	419,111
		50,557,692
Software — 4.3%
ANSYS, Inc.(a)	15,247	4,781,917
Appfolio, Inc., Class A(a)	3,865	856,020
AppLovin Corp., Class A(a)	45,837	3,534,033
Aspen Technology, Inc.(a)	4,740	890,883
Bentley Systems, Inc., Class B	24,447	1,191,547
Bill Holdings, Inc.(a)	17,938	896,183
CCC Intelligent Solutions Holdings, Inc.(a)	73,701	756,172
Confluent, Inc., Class A(a)(b)	42,238	1,056,795
Datadog, Inc., Class A(a)	52,243	6,083,175
DocuSign, Inc.(a)	35,503	1,969,706
Dolby Laboratories, Inc., Class A	10,128	797,681
DoubleVerify Holdings, Inc.(a)	25,748	543,798
Dropbox, Inc., Class A(a)	43,447	1,039,252
Dynatrace, Inc.(a)	45,870	2,014,610
Elastic NV(a)	14,353	1,574,094
Fair Isaac Corp.(a)	4,200	6,720,000
Five9, Inc.(a)	13,019	579,996
Gen Digital, Inc.	98,349	2,556,091
Gitlab, Inc., Class A(a)	20,765	1,063,791
Guidewire Software, Inc.(a)(b)	14,302	2,146,301
HashiCorp, Inc., Class A(a)	16,659	562,241
HubSpot, Inc.(a)	8,540	4,244,636
Informatica, Inc., Class A(a)(b)	11,466	274,496
Manhattan Associates, Inc.(a)	10,703	2,733,332
MicroStrategy, Inc., Class A(a)(b)	2,737	4,418,722
nCino, Inc.(a)	14,182	464,602
Nutanix, Inc., Class A(a)	42,436	2,143,442
Palantir Technologies, Inc., Class A(a)	351,650	9,455,869
Pegasystems, Inc.	7,963	555,180
Procore Technologies, Inc.(a)(b)	18,515	1,315,121
PTC, Inc.(a)	20,688	3,679,361
RingCentral, Inc., Class A(a)	14,542	509,697
SentinelOne, Inc., Class A(a)	40,389	924,908
Smartsheet, Inc., Class A(a)	22,205	1,064,952
Teradata Corp.(a)	16,966	550,038
Tyler Technologies, Inc.(a)	7,409	4,209,127
UiPath, Inc., Class A(a)	67,825	825,430
Unity Software, Inc.(a)	51,764	846,859
Zoom Video Communications, Inc., Class A(a)	43,555	2,630,722
Zscaler, Inc.(a)(b)	15,998	2,869,241
		85,330,021
Specialized REITs — 2.5%
Crown Castle, Inc.	75,983	8,364,209
CubeSmart	39,435	1,876,317
Digital Realty Trust, Inc.	56,444	8,437,813
EPR Properties	13,299	598,455
Extra Space Storage, Inc.	36,551	5,834,271
Gaming & Leisure Properties, Inc.	45,513	2,284,753
Iron Mountain, Inc.	50,470	5,176,203
Lamar Advertising Co., Class A	15,215	1,823,670
National Storage Affiliates Trust	12,776	543,874
Rayonier, Inc.	26,046	789,975
SBA Communications Corp.	18,753	4,117,034
Security	Shares	Value
Specialized REITs (continued)
VICI Properties, Inc.	182,198	$ 5,695,509
Weyerhaeuser Co.	127,393	4,046,002
		49,588,085
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	10,324	653,819
AutoNation, Inc.(a)	4,502	858,621
Bath & Body Works, Inc.	39,775	1,461,731
Best Buy Co., Inc.	37,669	3,259,122
Burlington Stores, Inc.(a)	11,081	2,884,606
CarMax, Inc.(a)	27,471	2,319,651
Carvana Co., Class A(a)	18,426	2,454,896
Dick’s Sporting Goods, Inc.	9,945	2,151,601
Five Below, Inc.(a)	9,504	691,321
Floor & Decor Holdings, Inc., Class A(a)(b)	18,329	1,796,242
GameStop Corp., Class A(a)	47,027	1,066,102
Gap, Inc.	35,007	821,964
Lithia Motors, Inc., Class A	4,734	1,308,146
Murphy USA, Inc.	3,290	1,661,187
Penske Automotive Group, Inc.	3,216	559,938
RH(a)	2,608	756,529
Ross Stores, Inc.	57,502	8,236,012
Tractor Supply Co.	18,851	4,963,845
Ulta Beauty, Inc.(a)	8,362	3,051,210
Valvoline, Inc.(a)	22,453	1,044,065
Wayfair, Inc., Class A(a)	16,122	877,520
Williams-Sonoma, Inc.	22,240	3,440,083
		46,318,211
Technology Hardware, Storage & Peripherals — 1.4%
Hewlett Packard Enterprise Co.	226,765	4,514,891
HP, Inc.	170,934	6,169,008
NetApp, Inc.	36,008	4,572,296
Pure Storage, Inc., Class A(a)	50,675	3,036,953
Super Micro Computer, Inc.(a)(b)	8,659	6,075,587
Western Digital Corp.(a)	57,021	3,823,258
		28,191,993
Textiles, Apparel & Luxury Goods — 0.7%
Amer Sports, Inc.(a)	20,041	232,676
Birkenstock Holding PLC(a)	7,010	414,361
Capri Holdings Ltd.(a)	19,824	664,897
Carter’s, Inc.	6,166	373,351
Columbia Sportswear Co.	5,711	466,589
Crocs, Inc.(a)	10,391	1,396,239
Deckers Outdoor Corp.(a)	4,463	4,117,698
PVH Corp.	9,951	1,014,903
Ralph Lauren Corp., Class A	6,827	1,198,753
Skechers USA, Inc., Class A(a)	23,703	1,543,776
Tapestry, Inc.	40,392	1,619,315
Under Armour, Inc., Class A(a)	32,202	224,448
Under Armour, Inc., Class C(a)	34,442	233,861
VF Corp.	61,351	1,040,513
		14,541,380
Trading Companies & Distributors — 2.0%
Air Lease Corp., Class A	18,169	901,546
Core & Main, Inc., Class A(a)	28,989	1,550,042
Fastenal Co.	100,044	7,078,113
Ferguson PLC	35,357	7,872,236
MSC Industrial Direct Co., Inc., Class A	8,116	721,918
SiteOne Landscape Supply, Inc.(a)(b)	7,791	1,142,784
United Rentals, Inc.	11,612	8,791,445
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
Watsco, Inc.	6,043	$ 2,957,988
WESCO International, Inc.	7,738	1,353,763
WW Grainger, Inc.	7,606	7,429,617
		39,799,452
Water Utilities — 0.3%
American Water Works Co., Inc.	34,087	4,852,626
Essential Utilities, Inc.	43,882	1,783,803
		6,636,429
Total Common Stocks — 98.9% (Cost: $1,340,447,634)		1,973,572,765
Investment Companies
Equity Funds — 0.9%
iShares Russell Mid-Cap ETF(d)	208,356	17,697,759
Total Investment Companies — 0.9% (Cost: $17,056,534)		17,697,759
Total Long-Term Investments — 99.8% (Cost: $1,357,504,168)		1,991,270,524
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	65,439,936	65,466,112
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(d)(e)	6,620,555	6,620,555
Total Short-Term Securities — 3.6% (Cost: $72,082,542)		72,086,667
Total Investments — 103.4% (Cost: $1,429,586,710)		2,063,357,191
Liabilities in Excess of Other Assets — (3.4)%		(67,025,237)
Net Assets — 100.0%		$ 1,996,331,954

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 43,582,836	$ 21,873,727 (a)	$ —	$ 5,733	$ 3,816	$ 65,466,112	65,439,936	$ 393,324 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	11,395,519	—	(4,774,964)(a)	—	—	6,620,555	6,620,555	760,434	—
iShares Russell Mid-Cap ETF	21,270,589	174,046,586	(178,873,227)	1,967,300	(713,489)	17,697,759	208,356	202,864	—
				$ 1,973,033	$ (709,673)	$ 89,784,426		$ 1,356,622	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Russell Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	6	09/20/24	$ 1,667	$ (38,995)
S&P Mid 400 E-Mini Index	17	09/20/24	5,304	290,225
				$ 251,230
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 290,225	$ —	$ —	$ —	$ 290,225
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 38,995	$ —	$ —	$ —	$ 38,995

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 2,977,523	$ —	$ —	$ —	$ 2,977,523
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (506,355)	$ —	$ —	$ —	$ (506,355)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$15,687,352
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 34,606,163	$ —	$ —	$ 34,606,163
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Air Freight & Logistics	$ 6,016,086	$ —	$ —	$ 6,016,086
Automobile Components	7,579,895	—	—	7,579,895
Automobiles	4,648,759	—	—	4,648,759
Banks	56,473,883	—	—	56,473,883
Beverages	6,484,759	—	—	6,484,759
Biotechnology	32,323,647	—	—	32,323,647
Broadline Retail	13,338,345	—	—	13,338,345
Building Products	30,343,067	—	—	30,343,067
Capital Markets	93,941,184	—	—	93,941,184
Chemicals	56,441,452	—	—	56,441,452
Commercial Services & Supplies	22,617,230	—	—	22,617,230
Communications Equipment	6,243,969	—	—	6,243,969
Construction & Engineering	20,031,330	—	—	20,031,330
Construction Materials	14,346,897	—	—	14,346,897
Consumer Finance	15,965,802	—	—	15,965,802
Consumer Staples Distribution & Retail	34,228,370	—	—	34,228,370
Containers & Packaging	26,101,444	19,774	—	26,121,218
Distributors	7,941,566	—	—	7,941,566
Diversified Consumer Services	6,928,766	—	—	6,928,766
Diversified REITs	2,207,764	—	—	2,207,764
Diversified Telecommunication Services	3,026,719	—	—	3,026,719
Electric Utilities	52,620,523	—	—	52,620,523
Electrical Equipment	29,183,846	—	—	29,183,846
Electronic Equipment, Instruments & Components	35,802,218	—	—	35,802,218
Energy Equipment & Services	17,242,608	—	—	17,242,608
Entertainment	25,028,294	—	—	25,028,294
Financial Services	35,887,704	—	—	35,887,704
Food Products	43,771,741	—	—	43,771,741
Gas Utilities	5,220,810	—	—	5,220,810
Ground Transportation	20,166,794	—	—	20,166,794
Health Care Equipment & Supplies	56,053,378	—	—	56,053,378
Health Care Providers & Services	48,467,300	—	—	48,467,300
Health Care REITs	9,781,441	—	—	9,781,441
Health Care Technology	5,880,322	—	—	5,880,322
Hotel & Resort REITs	2,679,012	—	—	2,679,012
Hotels, Restaurants & Leisure	63,922,543	—	—	63,922,543
Household Durables	42,090,920	—	—	42,090,920
Household Products	7,725,368	—	—	7,725,368
Independent Power and Renewable Electricity Producers	8,175,718	—	—	8,175,718
Industrial REITs	7,504,681	—	—	7,504,681
Insurance	103,342,278	—	—	103,342,278
Interactive Media & Services	7,030,195	—	—	7,030,195
IT Services	40,650,049	—	—	40,650,049
Leisure Products	5,063,834	—	—	5,063,834
Life Sciences Tools & Services	50,814,745	—	—	50,814,745
Machinery	76,287,899	—	—	76,287,899
Marine Transportation	1,263,821	—	—	1,263,821
Media	33,484,858	—	—	33,484,858
Metals & Mining	21,030,213	—	—	21,030,213
Mortgage Real Estate Investment Trusts (REITs)	5,001,776	—	—	5,001,776
Multi-Utilities	34,544,517	—	—	34,544,517
Office REITs	8,473,027	—	—	8,473,027
Oil, Gas & Consumable Fuels	89,192,198	—	—	89,192,198
Paper & Forest Products	1,104,889	—	—	1,104,889
Passenger Airlines	12,288,826	—	—	12,288,826
Personal Care Products	9,656,675	—	—	9,656,675
Pharmaceuticals	11,701,798	—	—	11,701,798
Professional Services	48,535,562	—	—	48,535,562
Real Estate Management & Development	15,763,106	—	—	15,763,106
Residential REITs	30,779,028	—	—	30,779,028
Retail REITs	27,538,116	—	—	27,538,116
Semiconductors & Semiconductor Equipment	50,557,692	—	—	50,557,692
Software	85,330,021	—	—	85,330,021

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Specialized REITs	$ 49,588,085	$ —	$ —	$ 49,588,085
Specialty Retail	46,318,211	—	—	46,318,211
Technology Hardware, Storage & Peripherals	28,191,993	—	—	28,191,993
Textiles, Apparel & Luxury Goods	14,541,380	—	—	14,541,380
Trading Companies & Distributors	39,799,452	—	—	39,799,452
Water Utilities	6,636,429	—	—	6,636,429
Investment Companies	17,697,759	—	—	17,697,759
Short-Term Securities
Money Market Funds	72,086,667	—	—	72,086,667
	$2,063,337,417	$19,774	$—	$2,063,357,191
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 290,225	$ —	$ —	$ 290,225
Liabilities
Equity Contracts	(38,995)	—	—	(38,995)
	$251,230	$—	$—	$251,230

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
AAR Corp.(a)	3,353	$ 216,604
AeroVironment, Inc.(a)	2,471	441,172
AerSale Corp.(a)	2,489	16,776
Archer Aviation, Inc., Class A(a)(b)	22,294	92,966
Astronics Corp.(a)	2,517	57,967
BWX Technologies, Inc.	8,621	857,703
Byrna Technologies, Inc.(a)	1,761	16,518
Cadre Holdings, Inc.	2,528	92,778
Curtiss-Wright Corp.	3,652	1,076,244
Ducommun, Inc.(a)	1,399	89,774
Eve Holding, Inc., Class A(a)(b)	1,499	5,157
Hexcel Corp.	7,809	517,034
Huntington Ingalls Industries, Inc.	3,767	1,054,685
Intuitive Machines, Inc., Class A(a)(b)	453	1,803
Kratos Defense & Security Solutions, Inc.(a)(b)	14,067	317,070
Leonardo DRS, Inc.(a)(b)	5,837	164,603
Loar Holdings, Inc.(a)(b)	989	61,812
Mercury Systems, Inc.(a)	4,889	173,804
Moog, Inc., Class A	2,698	529,078
National Presto Industries, Inc.	529	40,453
Park Aerospace Corp.	1,544	20,705
Redwire Corp.(a)(b)	1,269	8,985
Rocket Lab USA, Inc., Class A(a)	33,038	173,119
Spirit AeroSystems Holdings, Inc., Class A(a)	11,148	404,115
Terran Orbital Corp., Class A(a)(b)	14,997	10,793
Textron, Inc.	17,996	1,671,828
Triumph Group, Inc.(a)	5,847	95,832
V2X, Inc.(a)	1,049	54,684
Virgin Galactic Holdings, Inc.(a)(b)	1,351	9,606
Woodward, Inc.	5,648	881,032
		9,154,700
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(a)	4,754	76,730
CH Robinson Worldwide, Inc.	10,831	964,501
Forward Air Corp.	2,037	51,658
GXO Logistics, Inc.(a)	11,149	624,121
Hub Group, Inc., Class A	5,738	268,366
Radiant Logistics, Inc.(a)	4,349	27,051
		2,012,427
Automobile Components — 0.9%
Adient PLC(a)	8,408	216,590
American Axle & Manufacturing Holdings, Inc.(a)	10,520	78,164
BorgWarner, Inc.	21,683	765,627
Cooper-Standard Holdings, Inc.(a)	1,653	24,431
Dana, Inc.	12,385	157,413
Dorman Products, Inc.(a)	2,405	243,795
Fox Factory Holding Corp.(a)(b)	3,835	204,751
Gentex Corp.	21,558	669,591
Gentherm, Inc.(a)	3,032	167,306
Goodyear Tire & Rubber Co.(a)	27,289	319,281
Holley, Inc.(a)	4,184	16,485
LCI Industries	2,292	267,453
Lear Corp.	5,438	663,654
Luminar Technologies, Inc., Class A(a)(b)	31,494	52,280
Modine Manufacturing Co.(a)(b)	4,892	575,593
Patrick Industries, Inc.	2,182	279,427
Phinia, Inc.	4,408	197,038
QuantumScape Corp., Class A(a)(b)	32,197	207,993
Solid Power, Inc., Class A(a)(b)	18,505	34,789
Security	Shares	Value
Automobile Components (continued)
Standard Motor Products, Inc.	1,917	$ 62,743
Stoneridge, Inc.(a)	2,287	38,444
Visteon Corp.(a)	2,622	302,946
XPEL, Inc.(a)	2,521	103,033
		5,648,827
Automobiles — 0.5%
Harley-Davidson, Inc.	11,729	439,838
Livewire Group, Inc.(a)(b)	1,368	10,082
Lucid Group, Inc.(a)(b)	83,741	294,768
Rivian Automotive, Inc., Class A(a)	77,732	1,275,582
Thor Industries, Inc.	4,742	503,316
Winnebago Industries, Inc.	2,692	168,304
		2,691,890
Banks — 6.2%
1st Source Corp.	1,992	126,592
ACNB Corp.	1,086	45,046
Amalgamated Financial Corp.	1,728	54,968
Amerant Bancorp, Inc., Class A	3,339	75,094
Ameris Bancorp	6,068	369,481
Ames National Corp.	787	17,180
Arrow Financial Corp.	1,522	47,973
Associated Banc-Corp.	15,334	352,375
Atlantic Union Bankshares Corp.	7,743	319,708
Axos Financial, Inc.(a)	5,017	366,291
BancFirst Corp.	2,041	219,265
Bancorp, Inc.(a)	4,306	223,223
Bank First Corp.	781	72,399
Bank of California, Inc.	13,771	192,519
Bank of Hawaii Corp.	3,434	235,538
Bank of Marin Bancorp	1,494	30,343
Bank of NT Butterfield & Son Ltd.	4,654	178,434
Bank OZK	10,172	476,965
Bank7 Corp.	597	24,764
BankUnited, Inc.	6,157	237,168
Bankwell Financial Group, Inc.	556	15,651
Banner Corp.	2,959	175,232
Bar Harbor Bankshares	1,403	44,840
BayCom Corp.	1,153	27,776
BCB Bancorp, Inc.	1,620	20,542
Berkshire Hills Bancorp, Inc.	2,982	82,303
Blue Foundry Bancorp(a)	2,426	27,390
BOK Financial Corp.	2,212	227,482
Bridgewater Bancshares, Inc.(a)	2,254	31,128
Brookline Bancorp, Inc.	7,960	83,500
Burke & Herbert Financial Services Corp.	1,239	83,880
Business First Bancshares, Inc.	2,053	52,187
Byline Bancorp, Inc.	3,598	100,924
Cadence Bank	10,311	338,923
California BanCorp(a)	809	20,298
Camden National Corp.	1,436	59,852
Capital Bancorp, Inc.	914	23,298
Capital City Bank Group, Inc.	1,151	40,861
Capitol Federal Financial, Inc.	10,269	64,900
Carter Bankshares, Inc.(a)(b)	1,649	26,862
Cathay General Bancorp	6,006	266,186
Central Pacific Financial Corp.	715	18,654
Chemung Financial Corp.	491	23,941
ChoiceOne Financial Services, Inc.	665	18,288
Citizens & Northern Corp.	2,138	43,295
Citizens Financial Services, Inc.	372	19,887
City Holding Co.	1,188	144,817

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Civista Bancshares, Inc.	1,960	$ 35,182
CNB Financial Corp.	1,839	47,189
Coastal Financial Corp.(a)	973	51,277
Colony Bankcorp, Inc.	2,154	33,452
Columbia Banking System, Inc.	20,197	528,354
Columbia Financial, Inc.(a)	2,551	45,944
Comerica, Inc.	12,220	669,778
Commerce Bancshares, Inc.	11,324	732,776
Community Financial System, Inc.	4,798	295,941
Community Trust Bancorp, Inc.	1,731	87,796
Community West Bancshares	1,443	29,928
ConnectOne Bancorp, Inc.	3,630	87,919
CrossFirst Bankshares, Inc.(a)	3,916	72,603
Cullen/Frost Bankers, Inc.	5,580	653,195
Customers Bancorp, Inc.(a)	2,623	169,131
CVB Financial Corp.	12,059	229,845
Dime Community Bancshares, Inc.	2,960	74,829
Eagle Bancorp, Inc.	2,713	58,384
East West Bancorp, Inc.	13,349	1,173,244
Eastern Bankshares, Inc.	18,008	299,653
Enterprise Bancorp, Inc.	891	26,329
Enterprise Financial Services Corp.	3,528	186,525
Equity Bancshares, Inc., Class A	1,543	62,491
Esquire Financial Holdings, Inc.	460	28,368
ESSA Bancorp, Inc.	950	18,231
Farmers & Merchants Bancorp, Inc.	1,213	33,394
Farmers National Banc Corp.	3,257	50,842
FB Financial Corp.	3,494	163,135
Fidelity D&D Bancorp, Inc.	438	22,732
Financial Institutions, Inc.	1,783	46,929
First Bancorp, Inc.	1,358	38,228
First BanCorp./Puerto Rico	14,305	306,842
First Bancorp/Southern Pines NC	3,649	152,528
First Bancshares, Inc.	3,208	106,891
First Bank/Hamilton	1,983	30,618
First Busey Corp.	6,057	166,204
First Business Financial Services, Inc.	942	43,351
First Commonwealth Financial Corp.	8,601	155,506
First Community Bankshares, Inc.	1,457	65,244
First Financial Bancorp	8,114	221,999
First Financial Bankshares, Inc.	12,140	466,904
First Financial Corp.	1,325	59,572
First Financial Northwest, Inc.	797	17,143
First Foundation, Inc.	4,769	33,383
First Hawaiian, Inc.	13,454	336,888
First Horizon Corp.	51,870	867,785
First Internet Bancorp	823	30,500
First Interstate BancSystem, Inc., Class A	7,621	240,595
First Merchants Corp.	5,944	239,840
First Mid Bancshares, Inc.	2,615	100,390
First of Long Island Corp.	2,146	28,156
First Western Financial, Inc.(a)	903	16,380
Five Star Bancorp	1,946	57,212
Flushing Financial Corp.	2,690	39,624
FNB Corp.	36,484	559,665
FS Bancorp, Inc.	686	30,205
Fulton Financial Corp.	14,419	279,296
FVCBankcorp, Inc.(a)	1,981	25,119
German American Bancorp, Inc.	3,024	118,964
Glacier Bancorp, Inc.	10,867	485,864
Great Southern Bancorp, Inc.	819	51,278
Greene County Bancorp, Inc.	454	16,458
Guaranty Bancshares, Inc.	871	30,076
Security	Shares	Value
Banks (continued)
Hancock Whitney Corp.	7,865	$ 430,451
Hanmi Financial Corp.	1,558	31,783
HarborOne Bancorp, Inc.	3,371	45,003
HBT Financial, Inc.	1,210	27,830
Heartland Financial USA, Inc.	4,136	225,495
Heritage Commerce Corp.	9,171	94,920
Heritage Financial Corp.	2,711	62,814
Hilltop Holdings, Inc.	5,119	168,876
Hingham Institution For Savings The(b)	156	38,796
Home Bancorp, Inc.	697	30,752
Home BancShares, Inc.	18,068	511,866
HomeStreet, Inc.	2,373	34,171
HomeTrust Bancshares, Inc.	1,226	43,486
Hope Bancorp, Inc.	10,109	133,034
Horizon Bancorp, Inc.	5,451	87,052
Independent Bank Corp.	6,208	332,665
Independent Bank Group, Inc.	3,317	195,902
International Bancshares Corp.	5,163	348,193
Investar Holding Corp.	1,127	20,850
John Marshall Bancorp, Inc.	1,078	20,838
Kearny Financial Corp.	7,547	54,338
Lakeland Financial Corp.	2,148	147,202
LCNB Corp.	1,249	19,097
LINKBANCORP, Inc.	2,736	19,945
Live Oak Bancshares, Inc.	3,544	159,976
Macatawa Bank Corp.	1,579	23,401
Mercantile Bank Corp.	1,701	82,260
Metrocity Bankshares, Inc.	1,892	59,806
Metropolitan Bank Holding Corp.(a)	972	51,254
Mid Penn Bancorp, Inc.	1,482	43,941
Middlefield Banc Corp.	713	19,222
Midland States Bancorp, Inc.	2,043	48,501
MidWestOne Financial Group, Inc.	1,478	43,320
MVB Financial Corp.	1,052	24,164
National Bank Holdings Corp., Class A	3,331	139,502
National Bankshares, Inc.	695	22,087
NB Bancorp, Inc.(a)	3,905	74,664
NBT Bancorp, Inc.	3,912	191,766
New York Community Bancorp, Inc.(b)	23,996	252,438
Nicolet Bankshares, Inc.	1,288	129,521
Northeast Bank	725	52,679
Northeast Community Bancorp, Inc.	1,276	29,067
Northfield Bancorp, Inc.	3,761	47,050
Northrim BanCorp, Inc.	495	33,858
Northwest Bancshares, Inc.	12,069	169,449
Norwood Financial Corp.	738	21,756
Oak Valley Bancorp	584	16,626
OceanFirst Financial Corp.	5,639	102,461
OFG Bancorp	3,860	175,321
Old National Bancorp	30,932	619,259
Old Second Bancorp, Inc.	4,787	80,996
Orange County Bancorp, Inc.	525	32,650
Origin Bancorp, Inc.	2,984	102,530
Orrstown Financial Services, Inc.	1,905	66,980
Pacific Premier Bancorp, Inc.	8,415	227,710
Park National Corp.	1,376	243,497
Parke Bancorp, Inc.	1,420	27,775
Pathward Financial, Inc.	2,119	143,117
PCB Bancorp	1,439	27,730
Peapack-Gladstone Financial Corp.	1,734	49,003
Peoples Bancorp of North Carolina, Inc.	565	17,956
Peoples Bancorp, Inc.	3,564	118,574
Peoples Financial Services Corp.	808	40,133
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Pinnacle Financial Partners, Inc.	7,160	$ 689,651
Pioneer Bancorp, Inc./New York(a)	2,062	22,991
Plumas Bancorp	513	22,198
Ponce Financial Group, Inc.(a)	2,258	22,354
Popular, Inc.	6,805	698,397
Preferred Bank/Los Angeles CA	621	53,443
Premier Financial Corp.	3,835	97,179
Primis Financial Corp.	2,009	26,519
Princeton Bancorp, Inc.	518	20,264
Prosperity Bancshares, Inc.	8,393	608,660
Provident Bancorp, Inc.(a)	1,698	18,491
Provident Financial Services, Inc.	9,877	183,120
QCR Holdings, Inc.	1,792	136,980
RBB Bancorp	1,770	40,834
Red River Bancshares, Inc.	314	17,496
Renasant Corp.	4,602	158,263
Republic Bancorp, Inc., Class A	714	46,853
S&T Bancorp, Inc.	3,166	140,507
Sandy Spring Bancorp, Inc.	4,498	137,774
Seacoast Banking Corp. of Florida	7,022	195,492
ServisFirst Bancshares, Inc.	4,617	370,468
Shore Bancshares, Inc.	2,600	37,752
Sierra Bancorp	1,347	39,184
Simmons First National Corp., Class A	10,514	226,366
SmartFinancial, Inc.	1,510	42,793
South Plains Financial, Inc.	1,128	36,592
Southern California Bancorp(a)	1,277	20,164
Southern First Bancshares, Inc.(a)	734	25,396
Southern Missouri Bancorp, Inc.	811	46,389
Southern States Bancshares, Inc.	697	22,806
Southside Bancshares, Inc.	2,682	93,843
SouthState Corp.	7,293	721,788
Stellar Bancorp, Inc.	5,177	141,850
Sterling Bancorp, Inc.(a)	2,210	12,862
Stock Yards Bancorp, Inc.	2,303	143,293
Synovus Financial Corp.	14,139	660,998
Texas Capital Bancshares, Inc.(a)	4,658	307,894
TFS Financial Corp.	6,127	83,082
Third Coast Bancshares, Inc.(a)	1,374	32,110
Timberland Bancorp, Inc.	592	18,086
Tompkins Financial Corp.	1,201	75,591
Towne Bank/Portsmouth VA	7,805	259,438
TriCo Bancshares	3,138	146,011
Triumph Financial, Inc.(a)	1,976	179,282
TrustCo Bank Corp./New York	1,633	58,151
Trustmark Corp.	5,201	180,631
UMB Financial Corp.	4,409	449,806
United Bankshares, Inc.	11,998	467,082
United Community Banks, Inc.	10,412	322,251
Unity Bancorp, Inc.	988	34,205
Univest Financial Corp.	2,812	77,752
USCB Financial Holdings, Inc., Class A	1,092	18,193
Valley National Bancorp	41,040	344,736
Veritex Holdings, Inc.	4,974	124,698
Virginia National Bankshares Corp.	559	21,846
WaFd, Inc.	7,007	249,379
Washington Trust Bancorp, Inc.	1,901	60,851
Webster Financial Corp.	16,505	818,978
WesBanco, Inc.	6,544	208,623
West BanCorp, Inc.	1,504	31,193
Westamerica BanCorp	2,148	115,906
Western Alliance Bancorp	10,093	812,083
Security	Shares	Value
Banks (continued)
Wintrust Financial Corp.	5,860	$ 634,052
WSFS Financial Corp.	5,071	286,461
Zions Bancorp NA	13,446	694,755
		37,212,822
Beverages — 0.4%
Boston Beer Co., Inc., Class A(a)	845	236,777
Celsius Holdings, Inc.(a)(b)	16,625	778,549
Coca-Cola Consolidated, Inc.	554	634,823
Duckhorn Portfolio, Inc.(a)(b)	5,417	39,327
MGP Ingredients, Inc.(b)	1,341	109,359
National Beverage Corp.	2,191	106,899
Primo Water Corp.	15,229	333,972
Vita Coco Co., Inc.(a)	3,895	100,647
		2,340,353
Biotechnology — 5.3%
2seventy bio, Inc.(a)	4,921	23,227
4D Molecular Therapeutics, Inc.(a)(b)	4,753	84,271
89bio, Inc.(a)	7,009	64,202
Absci Corp.(a)	8,026	35,314
ACADIA Pharmaceuticals, Inc.(a)	10,879	206,919
ACELYRIN, Inc.(a)	6,558	39,348
Achieve Life Sciences, Inc.(a)	3,538	17,619
Acrivon Therapeutics, Inc.(a)	791	6,629
Actinium Pharmaceuticals, Inc.(a)(b)	2,431	16,823
Acumen Pharmaceuticals, Inc.(a)(b)	2,268	7,484
ADC Therapeutics SA(a)	7,048	23,399
ADMA Biologics, Inc.(a)	21,377	262,510
Adverum Biotechnologies, Inc.(a)	2,376	17,630
Aerovate Therapeutics, Inc.(a)	826	1,503
Agenus, Inc.(a)	1,810	10,932
Agios Pharmaceuticals, Inc.(a)	5,207	241,605
Akero Therapeutics, Inc.(a)	6,028	161,128
Aldeyra Therapeutics, Inc.(a)	4,115	16,213
Alector, Inc.(a)	9,387	56,322
Alkermes PLC(a)	15,987	436,765
Allogene Therapeutics, Inc.(a)(b)	7,422	21,821
Altimmune, Inc.(a)	7,745	49,258
ALX Oncology Holdings, Inc.(a)	2,862	13,738
Amicus Therapeutics, Inc.(a)	28,328	292,062
AnaptysBio, Inc.(a)	1,790	62,364
Anavex Life Sciences Corp.(a)(b)	6,135	41,687
Anika Therapeutics, Inc.(a)(b)	1,127	30,711
Annexon, Inc.(a)	8,209	52,620
Apellis Pharmaceuticals, Inc.(a)	9,896	391,882
Apogee Therapeutics, Inc.(a)	3,346	162,950
Applied Therapeutics, Inc.(a)	9,292	55,194
Arbutus Biopharma Corp.(a)	15,170	57,191
Arcellx, Inc.(a)	4,075	251,876
Arcturus Therapeutics Holdings, Inc.(a)	2,174	51,002
Arcus Biosciences, Inc.(a)	5,503	90,304
Arcutis Biotherapeutics, Inc.(a)(b)	10,113	101,838
Ardelyx, Inc.(a)	21,613	119,952
ArriVent Biopharma, Inc.(a)	861	18,856
Arrowhead Pharmaceuticals, Inc.(a)(b)	11,299	322,699
ARS Pharmaceuticals, Inc.(a)(b)	4,785	52,013
Astria Therapeutics, Inc.(a)	4,539	53,016
Atossa Therapeutics, Inc.(a)	15,938	21,516
Aura Biosciences, Inc.(a)	3,223	32,907
Aurinia Pharmaceuticals, Inc.(a)(b)	14,402	84,684
Avid Bioservices, Inc.(a)	6,424	67,067
Avidity Biosciences, Inc.(a)	9,502	433,101
Avita Medical, Inc.(a)	2,241	21,962

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Beam Therapeutics, Inc.(a)(b)	7,347	$ 232,459
BioCryst Pharmaceuticals, Inc.(a)	19,691	143,350
Biohaven Ltd.(a)	7,097	279,125
Biomea Fusion, Inc.(a)(b)	1,744	9,714
Black Diamond Therapeutics, Inc.(a)	3,824	23,288
Bluebird Bio, Inc.(a)(b)	12,503	14,503
Blueprint Medicines Corp.(a)	5,925	641,677
Bridgebio Pharma, Inc.(a)	13,236	343,474
C4 Therapeutics, Inc.(a)	5,882	39,409
Cabaletta Bio, Inc.(a)(b)	3,420	24,282
Capricor Therapeutics, Inc.(a)	3,538	14,364
Cardiff Oncology, Inc.(a)	7,264	16,998
CareDx, Inc.(a)	4,789	95,732
Cargo Therapeutics, Inc.(a)	1,805	30,739
Caribou Biosciences, Inc.(a)(b)	7,630	17,702
Cartesian Therapeutics, Inc.(a)(b)	400	6,520
Catalyst Pharmaceuticals, Inc.(a)	11,123	191,761
Celcuity, Inc.(a)(b)	2,515	46,100
Celldex Therapeutics, Inc.(a)(b)	6,117	233,119
Century Therapeutics, Inc.(a)	2,020	4,505
Cerevel Therapeutics Holdings, Inc.(a)	6,528	293,499
CervoMed, Inc.(a)(b)	821	10,673
CG oncology, Inc.(a)	2,004	66,833
Cibus, Inc., Class A(a)	1,824	18,039
Cogent Biosciences, Inc.(a)	8,121	76,581
Coherus Biosciences, Inc.(a)(b)	9,807	15,103
Compass Therapeutics, Inc.(a)	8,222	8,469
Corbus Pharmaceuticals Holdings, Inc.(a)	986	58,637
Crinetics Pharmaceuticals, Inc.(a)	7,313	388,467
Cullinan Therapeutics, Inc.(a)	3,732	72,214
Cytokinetics, Inc.(a)(b)	10,494	619,251
Day One Biopharmaceuticals, Inc.(a)	4,838	69,232
Denali Therapeutics, Inc.(a)	11,796	287,469
Design Therapeutics, Inc.(a)	2,956	15,076
Dianthus Therapeutics, Inc.(a)	2,277	67,809
Disc Medicine, Inc.(a)	1,573	67,891
Dynavax Technologies Corp.(a)	12,168	136,160
Dyne Therapeutics, Inc.(a)	7,617	326,845
Editas Medicine, Inc.(a)(b)	6,660	36,031
Elevation Oncology, Inc.(a)	6,812	17,916
Enanta Pharmaceuticals, Inc.(a)	1,765	26,051
Entrada Therapeutics, Inc.(a)	1,908	31,425
Erasca, Inc.(a)(b)	13,015	40,997
Exact Sciences Corp.(a)	17,323	791,315
Exelixis, Inc.(a)	27,245	638,895
Fate Therapeutics, Inc.(a)	7,272	38,760
Fennec Pharmaceuticals, Inc.(a)	1,521	9,841
Fibrobiologics, Inc.(a)(b)	3,283	17,104
Foghorn Therapeutics, Inc.(a)	2,783	19,537
G1 Therapeutics, Inc.(a)	7,462	32,012
Generation Bio Co.(a)	3,492	11,663
Geron Corp.(a)	54,246	257,126
Halozyme Therapeutics, Inc.(a)(b)	11,510	636,043
Heron Therapeutics, Inc.(a)(b)	9,203	27,333
HilleVax, Inc.(a)	3,575	6,542
Humacyte, Inc.(a)(b)	8,927	84,449
Ideaya Biosciences, Inc.(a)	7,090	305,224
IGM Biosciences, Inc.(a)(b)	1,078	12,030
ImmunityBio, Inc.(a)(b)	12,478	64,262
Immunome, Inc.(a)(b)	4,935	76,048
Immunovant, Inc.(a)	5,546	161,222
Inhibrx Biosciences, Inc.(a)	828	12,014
Inmune Bio, Inc.(a)(b)	2,296	19,723
Security	Shares	Value
Biotechnology (continued)
Inovio Pharmaceuticals, Inc.(a)	2,610	$ 27,823
Inozyme Pharma, Inc.(a)(b)	6,179	35,838
Insmed, Inc.(a)	14,566	1,059,676
Intellia Therapeutics, Inc.(a)(b)	9,228	241,866
Invivyd, Inc.(a)	13,567	16,959
Ionis Pharmaceuticals, Inc.(a)	13,757	680,421
Iovance Biotherapeutics, Inc.(a)	23,910	208,734
Ironwood Pharmaceuticals, Inc., Class A(a)	12,782	87,301
iTeos Therapeutics, Inc.(a)	2,302	40,492
Janux Therapeutics, Inc.(a)	2,666	108,240
Jasper Therapeutics, Inc.(a)	1,075	19,877
KalVista Pharmaceuticals, Inc.(a)	3,437	49,974
Keros Therapeutics, Inc.(a)	2,804	140,649
Kiniksa Pharmaceuticals International PLC(a)	3,982	105,921
Kodiak Sciences, Inc.(a)	2,614	7,607
Korro Bio, Inc.(a)(b)	609	28,355
Krystal Biotech, Inc.(a)	2,328	485,295
Kura Oncology, Inc.(a)	6,626	137,887
Kymera Therapeutics, Inc.(a)(b)	4,249	196,304
Kyverna Therapeutics, Inc.(a)	2,121	18,368
Larimar Therapeutics, Inc.(a)	5,058	42,437
LENZ Therapeutics, Inc.(b)	771	19,144
Lexeo Therapeutics, Inc.(a)	1,050	13,178
Lexicon Pharmaceuticals, Inc.(a)(b)	8,558	19,255
Lineage Cell Therapeutics, Inc.(a)(b)	13,121	13,515
Lyell Immunopharma, Inc.(a)(b)	14,969	24,100
MacroGenics, Inc.(a)	5,789	21,767
Madrigal Pharmaceuticals, Inc.(a)	1,649	469,404
MannKind Corp.(a)	24,311	140,031
MeiraGTx Holdings PLC(a)	2,394	12,521
Mersana Therapeutics, Inc.(a)	12,214	24,428
MiMedx Group, Inc.(a)	10,585	78,858
Mineralys Therapeutics, Inc.(a)(b)	2,436	30,182
Mirum Pharmaceuticals, Inc.(a)(b)	3,709	150,400
Monte Rosa Therapeutics, Inc.(a)	2,258	10,206
Morphic Holding, Inc.(a)	3,498	198,197
Myriad Genetics, Inc.(a)	8,676	242,668
Natera, Inc.(a)(b)	10,697	1,095,266
Neurocrine Biosciences, Inc.(a)	9,431	1,335,147
Neurogene, Inc.(a)(b)	1,000	41,140
Nkarta, Inc.(a)	5,860	37,680
Novavax, Inc.(a)(b)	13,405	171,718
Nurix Therapeutics, Inc.(a)	5,764	126,116
Nuvalent, Inc., Class A(a)(b)	3,020	241,419
Ocugen, Inc.(a)	25,320	35,575
Olema Pharmaceuticals, Inc.(a)	3,978	64,284
Organogenesis Holdings, Inc., Class A(a)	5,244	15,837
ORIC Pharmaceuticals, Inc.(a)(b)	6,211	69,563
Outlook Therapeutics, Inc.(a)(b)	639	4,952
Ovid therapeutics, Inc.(a)	5,290	5,502
PepGen, Inc.(a)	1,425	16,288
Perspective Therapeutics, Inc.(a)	4,543	61,785
Poseida Therapeutics, Inc.(a)	7,253	25,603
Praxis Precision Medicines, Inc.(a)	1,637	94,471
Precigen, Inc.(a)	9,098	13,829
Prelude Therapeutics, Inc.(a)	945	6,020
Prime Medicine, Inc.(a)(b)	6,409	35,954
ProKidney Corp., Class A(a)(b)	5,346	12,510
Protagonist Therapeutics, Inc.(a)	5,435	203,486
Prothena Corp. PLC(a)(b)	4,357	101,431
PTC Therapeutics, Inc.(a)	7,186	243,246
Puma Biotechnology, Inc.(a)(b)	5,546	19,882
Pyxis Oncology, Inc.(a)	5,365	21,031
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Q32 Bio, Inc.(a)	514	$ 19,573
RAPT Therapeutics, Inc.(a)	2,497	7,841
Recursion Pharmaceuticals, Inc., Class A(a)(b)	19,568	160,458
REGENXBIO, Inc.(a)	4,766	67,915
Regulus Therapeutics, Inc.(a)	7,671	13,808
Relay Therapeutics, Inc.(a)	8,134	66,861
Replimune Group, Inc.(a)	4,393	43,930
REVOLUTION Medicines, Inc.(a)	14,332	654,112
Rhythm Pharmaceuticals, Inc.(a)	5,281	254,597
Rigel Pharmaceuticals, Inc.(a)	1,448	15,320
Rocket Pharmaceuticals, Inc.(a)	5,983	144,789
Roivant Sciences Ltd.(a)	33,468	363,128
Sage Therapeutics, Inc.(a)(b)	5,099	55,834
Sana Biotechnology, Inc.(a)	12,812	78,025
Sarepta Therapeutics, Inc.(a)	8,565	1,218,286
Savara, Inc.(a)	7,684	35,346
Scholar Rock Holding Corp.(a)(b)	5,693	51,692
Sera Prognostics, Inc., Class A(a)(b)	2,932	24,306
Shattuck Labs, Inc.(a)	4,618	18,380
Skye Bioscience, Inc.(a)	2,083	10,769
Soleno Therapeutics, Inc.(a)	2,107	101,621
SpringWorks Therapeutics, Inc.(a)	6,678	239,807
Spyre Therapeutics, Inc.(a)	3,294	90,585
Stoke Therapeutics, Inc.(a)	2,856	42,754
Summit Therapeutics, Inc.(a)(b)	8,449	91,249
Sutro Biopharma, Inc.(a)	5,866	23,288
Syndax Pharmaceuticals, Inc.(a)	7,947	180,397
Tango Therapeutics, Inc.(a)	4,744	46,728
Taysha Gene Therapies, Inc.(a)	15,534	34,330
Tenaya Therapeutics, Inc.(a)	4,128	14,448
TG Therapeutics, Inc.(a)	12,817	253,264
Tourmaline Bio, Inc.	2,250	37,980
Travere Therapeutics, Inc.(a)(b)	6,778	64,662
TScan Therapeutics, Inc.(a)	3,709	26,482
Twist Bioscience Corp.(a)(b)	5,292	295,347
Tyra Biosciences, Inc.(a)	1,982	43,921
Ultragenyx Pharmaceutical, Inc.(a)	8,343	375,602
United Therapeutics Corp.(a)	4,112	1,288,248
UroGen Pharma Ltd.(a)	3,348	55,075
Vanda Pharmaceuticals, Inc.(a)	4,585	26,776
Vaxcyte, Inc.(a)	10,280	810,989
Vera Therapeutics, Inc., Class A(a)	3,661	133,956
Veracyte, Inc.(a)	7,666	183,984
Vericel Corp.(a)	4,725	238,707
Verve Therapeutics, Inc.(a)	5,975	41,825
Viking Therapeutics, Inc.(a)(b)	9,964	567,948
Vir Biotechnology, Inc.(a)	8,857	89,987
Viridian Therapeutics, Inc.(a)	6,133	103,341
Voyager Therapeutics, Inc.(a)	3,501	32,174
X4 Pharmaceuticals, Inc.(a)	11,714	9,372
Xencor, Inc.(a)	5,163	105,428
XOMA Royalty Corp.(a)	777	20,793
Y-mAbs Therapeutics, Inc.(a)	3,885	47,708
Zentalis Pharmaceuticals, Inc.(a)	5,730	22,290
Zura Bio Ltd., Class A(a)	1,135	4,483
Zymeworks, Inc.(a)	4,863	50,867
		31,473,745
Broadline Retail — 0.4%
1stdibs.com, Inc.(a)	3,714	17,010
Dillard’s, Inc., Class A(b)	298	118,780
Etsy, Inc.(a)	10,976	714,977
Security	Shares	Value
Broadline Retail (continued)
Groupon, Inc.(a)	2,147	$ 28,598
Kohl’s Corp.	10,373	224,679
Macy’s, Inc.	26,121	451,371
Nordstrom, Inc.	9,697	221,382
Ollie’s Bargain Outlet Holdings, Inc.(a)	5,702	556,743
Savers Value Village, Inc.(a)	2,377	24,222
		2,357,762
Building Products — 2.5%
A O Smith Corp.	11,133	946,750
AAON, Inc.(b)	6,407	567,212
Advanced Drainage Systems, Inc.	6,285	1,112,696
Allegion PLC	8,262	1,130,324
American Woodmark Corp.(a)	1,559	159,252
Apogee Enterprises, Inc.	2,113	145,036
Armstrong World Industries, Inc.	4,036	530,330
AZEK Co., Inc., Class A(a)	13,643	612,434
AZZ, Inc.	2,805	224,288
CSW Industrials, Inc.(b)	1,438	466,516
Fortune Brands Innovations, Inc.	11,726	947,578
Gibraltar Industries, Inc.(a)	2,809	208,624
Griffon Corp.	3,727	268,568
Hayward Holdings, Inc.(a)	13,901	205,596
Insteel Industries, Inc.	1,591	54,492
Janus International Group, Inc.(a)(b)	13,407	193,329
JELD-WEN Holding, Inc.(a)	8,014	133,754
Lennox International, Inc.	3,019	1,761,586
Masterbrand, Inc.(a)	12,103	218,459
Owens Corning	8,227	1,533,348
Quanex Building Products Corp.	4,034	134,736
Resideo Technologies, Inc.(a)	13,516	307,084
Simpson Manufacturing Co., Inc.	4,019	772,010
Tecnoglass, Inc.	2,130	114,615
Trex Co., Inc.(a)	10,177	851,103
UFP Industries, Inc.	5,696	751,473
Zurn Elkay Water Solutions Corp.	13,567	440,385
		14,791,578
Capital Markets — 2.8%
Affiliated Managers Group, Inc.(b)	3,026	561,686
AlTi Global, Inc., Class A(a)	1,928	9,447
Artisan Partners Asset Management, Inc., Class A	5,632	248,709
AssetMark Financial Holdings, Inc.(a)	2,194	75,693
B. Riley Financial, Inc.(b)	1,838	35,290
BGC Group, Inc., Class A	30,872	284,331
Brightsphere Investment Group, Inc.	2,714	71,080
Carlyle Group, Inc.	20,945	1,041,804
Cohen & Steers, Inc.	2,669	229,054
Diamond Hill Investment Group, Inc., Class A	260	41,397
Donnelley Financial Solutions, Inc.(a)	2,528	170,589
Evercore, Inc., Class A	3,387	848,071
FactSet Research Systems, Inc.	3,594	1,484,646
Forge Global Holdings, Inc.(a)(b)	11,095	16,088
GCM Grosvenor, Inc., Class A	5,198	57,854
Hamilton Lane, Inc., Class A	3,591	518,433
Houlihan Lokey, Inc., Class A	4,737	711,734
Invesco Ltd.	33,567	579,366
Janus Henderson Group PLC	12,832	477,735
Jefferies Financial Group, Inc.	17,122	1,001,123
Lazard, Inc.	10,313	507,090
MarketAxess Holdings, Inc.	3,494	781,014
MarketWise, Inc., Class A	1,653	1,884
Moelis & Co., Class A	5,617	381,956

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Morningstar, Inc.	2,516	$ 799,207
Open Lending Corp.(a)	8,005	50,432
P10, Inc., Class A	3,292	32,821
Patria Investments Ltd., Class A	4,906	63,827
Perella Weinberg Partners, Class A	5,042	95,294
Piper Sandler Cos.	1,682	459,657
PJT Partners, Inc., Class A	2,164	287,682
Robinhood Markets, Inc., Class A(a)	62,790	1,291,590
SEI Investments Co.	9,470	642,445
Silvercrest Asset Management Group, Inc., Class A	1,124	19,929
StepStone Group, Inc., Class A	5,072	254,919
Stifel Financial Corp.	9,678	858,148
StoneX Group, Inc.(a)	2,557	213,100
TPG, Inc., Class A	8,225	419,393
Value Line, Inc.	72	3,402
Victory Capital Holdings, Inc., Class A	3,993	209,193
Virtu Financial, Inc., Class A	8,032	219,434
Virtus Investment Partners, Inc.	654	147,804
WisdomTree, Inc.	14,074	168,044
XP, Inc., Class A	38,752	663,047
		17,035,442
Chemicals — 2.0%
AdvanSix, Inc.	2,234	62,485
American Vanguard Corp.	2,566	24,685
Arcadium Lithium PLC(a)(b)	102,103	324,688
Arq, Inc.(a)	3,077	20,124
Ashland, Inc.	4,775	461,504
ASP Isotopes, Inc.(a)(b)	5,365	14,217
Aspen Aerogels, Inc.(a)	5,491	112,071
Avient Corp.	8,748	395,760
Axalta Coating Systems Ltd.(a)	20,899	745,049
Balchem Corp.	2,918	517,828
Cabot Corp.	5,205	522,010
Chemours Co.	13,866	335,141
Core Molding Technologies, Inc.(a)	749	13,819
Ecovyst, Inc.(a)	10,917	104,148
Element Solutions, Inc.	21,075	567,971
FMC Corp.	11,806	688,998
Hawkins, Inc.	1,732	179,955
HB Fuller Co.	5,204	448,585
Huntsman Corp.	15,775	377,496
Ingevity Corp.(a)	3,403	156,164
Innospec, Inc.	2,378	311,851
Intrepid Potash, Inc.(a)(b)	1,016	26,507
Koppers Holdings, Inc.	1,896	77,186
Kronos Worldwide, Inc.	2,000	23,920
LSB Industries, Inc.(a)	4,928	44,894
Mativ Holdings, Inc.	4,874	93,045
Minerals Technologies, Inc.	2,989	234,278
Mosaic Co.	30,473	907,181
NewMarket Corp.	624	349,983
Northern Technologies International Corp.	1,046	13,776
Olin Corp.	11,280	514,481
Orion SA	5,787	142,476
Perimeter Solutions SA(a)	12,493	121,057
PureCycle Technologies, Inc.(a)(b)	10,641	82,042
Quaker Chemical Corp.	1,354	245,846
Rayonier Advanced Materials, Inc.(a)	5,389	35,837
RPM International, Inc.	11,963	1,453,026
Scotts Miracle-Gro Co.	4,124	324,146
Sensient Technologies Corp.	4,029	314,463
Security	Shares	Value
Chemicals (continued)
Stepan Co.	1,984	$ 167,906
Tronox Holdings PLC	11,789	190,510
Valhi, Inc.	183	3,861
		11,750,970
Commercial Services & Supplies — 1.3%
ABM Industries, Inc.	6,038	335,471
ACCO Brands Corp.	7,961	40,681
ACV Auctions, Inc., Class A(a)	14,088	240,623
Aris Water Solution, Inc., Class A	2,268	40,166
BrightView Holdings, Inc.(a)(b)	3,739	53,804
Brink’s Co.	4,272	469,877
Casella Waste Systems, Inc., Class A(a)(b)	5,282	547,004
CECO Environmental Corp.(a)	2,849	83,191
Cimpress PLC(a)	1,704	155,524
Clean Harbors, Inc.(a)	4,878	1,164,525
CompX International, Inc.	59	1,513
CoreCivic, Inc.(a)	10,742	149,744
Deluxe Corp.	4,829	117,731
Driven Brands Holdings, Inc.(a)	5,832	78,382
Ennis, Inc.	2,654	63,271
Enviri Corp.(a)	6,998	82,716
GEO Group, Inc.(a)	11,430	165,735
Healthcare Services Group, Inc.(a)	6,710	76,695
HNI Corp.	4,702	258,375
Interface, Inc., Class A	6,013	103,905
LanzaTech Global, Inc.(a)(b)	13,278	24,033
Liquidity Services, Inc.(a)	1,847	41,502
Matthews International Corp., Class A	2,725	78,889
MillerKnoll, Inc.	6,852	212,549
Montrose Environmental Group, Inc.(a)(b)	3,067	97,807
MSA Safety, Inc.	3,470	654,616
NL Industries, Inc.	244	1,559
OPENLANE, Inc.(a)	10,468	187,168
Perma-Fix Environmental Services, Inc.(a)(b)	80	1,015
Pitney Bowes, Inc.	8,032	53,011
Quad/Graphics, Inc., Class A	2,755	12,590
Quest Resource Holding Corp.(a)	2,022	17,066
Steelcase, Inc., Class A	8,559	124,020
Stericycle, Inc.(a)	8,770	513,484
Tetra Tech, Inc.	5,021	1,070,678
UniFirst Corp.	1,360	264,574
Vestis Corp.	12,459	161,593
Viad Corp.(a)	1,713	56,957
Virco Mfg. Corp.(b)	1,166	20,522
VSE Corp.	1,265	112,572
		7,935,138
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.	6,603	44,702
Applied Optoelectronics, Inc.(a)	3,586	34,246
Aviat Networks, Inc.(a)	1,096	33,976
Calix, Inc.(a)	5,512	226,709
Ciena Corp.(a)	13,565	715,418
Clearfield, Inc.(a)	1,347	58,460
CommScope Holding Co., Inc.(a)	17,770	46,024
Digi International, Inc.(a)(b)	3,172	86,596
Extreme Networks, Inc.(a)	11,942	170,771
F5, Inc.(a)	5,499	1,119,816
Harmonic, Inc.(a)	10,615	155,616
Infinera Corp.(a)(b)	19,434	115,438
Juniper Networks, Inc.	30,366	1,144,495
Lumentum Holdings, Inc.(a)(b)	6,406	331,703
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
NETGEAR, Inc.(a)	2,697	$ 42,828
NetScout Systems, Inc.(a)	6,814	138,665
Ribbon Communications, Inc.(a)(b)	6,108	20,706
Ubiquiti, Inc.	386	71,630
Viasat, Inc.(a)(b)	11,969	242,013
Viavi Solutions, Inc.(a)	20,451	164,426
		4,964,238
Construction & Engineering — 1.8%
AECOM	12,880	1,167,057
Ameresco, Inc., Class A(a)(b)	2,860	90,290
API Group Corp.(a)	21,475	813,688
Arcosa, Inc.	4,608	428,129
Argan, Inc.	1,061	83,745
Bowman Consulting Group Ltd.(a)	1,373	49,044
Centuri Holdings, Inc.(a)	1,510	24,930
Comfort Systems USA, Inc.	3,314	1,101,640
Concrete Pumping Holdings, Inc.(a)	1,782	11,886
Construction Partners, Inc., Class A(a)	4,169	269,526
Dycom Industries, Inc.(a)	2,621	480,980
EMCOR Group, Inc.	4,392	1,648,933
Fluor Corp.(a)	16,084	773,640
Granite Construction, Inc.	4,078	279,180
Great Lakes Dredge & Dock Corp.(a)	6,939	65,435
IES Holdings, Inc.(a)	752	115,785
Limbach Holdings, Inc.(a)	823	52,442
MasTec, Inc.(a)	5,934	652,918
Matrix Service Co.(a)	2,575	26,059
MDU Resources Group, Inc.	19,461	524,279
MYR Group, Inc.(a)	1,501	210,860
Northwest Pipe Co.(a)	1,028	39,218
Orion Group Holdings, Inc.(a)(b)	2,987	24,523
Primoris Services Corp.	5,221	294,830
Sterling Infrastructure, Inc.(a)	2,878	334,884
Tutor Perini Corp.(a)	3,888	96,772
Valmont Industries, Inc.	1,855	553,458
WillScot Mobile Mini Holdings Corp.(a)	17,491	717,131
		10,931,262
Construction Materials — 0.3%
Eagle Materials, Inc.	3,230	879,529
Knife River Corp.(a)	5,423	431,237
Smith-Midland Corp.(a)	588	20,415
Summit Materials, Inc., Class A(a)(b)	11,392	475,958
U.S. Lime & Minerals, Inc.	995	84,625
		1,891,764
Consumer Finance — 0.9%
Ally Financial, Inc.	25,916	1,166,479
Atlanticus Holdings Corp.(a)	357	12,770
Bread Financial Holdings, Inc.	3,807	207,786
Consumer Portfolio Services, Inc.(a)(b)	679	6,423
Credit Acceptance Corp.(a)(b)	579	332,867
Encore Capital Group, Inc.(a)	2,380	120,309
Enova International, Inc.(a)	2,478	214,273
FirstCash Holdings, Inc.	3,668	409,349
Green Dot Corp., Class A(a)	3,218	30,764
LendingClub Corp.(a)	10,574	132,281
LendingTree, Inc.(a)	1,057	56,254
Medallion Financial Corp.	2,400	19,896
Moneylion, Inc., Class A(a)	812	55,963
Navient Corp.	8,340	136,859
Nelnet, Inc., Class A	1,402	158,019
Security	Shares	Value
Consumer Finance (continued)
NerdWallet, Inc., Class A(a)	3,678	$ 53,809
OneMain Holdings, Inc.	11,262	588,552
OppFi, Inc., Class A	4,132	15,949
PRA Group, Inc.(a)	3,212	85,600
PROG Holdings, Inc.	4,255	191,730
Regional Management Corp.	751	24,558
SLM Corp.	20,075	455,502
SoFi Technologies, Inc.(a)(b)	97,563	735,625
Upstart Holdings, Inc.(a)(b)	7,388	206,347
World Acceptance Corp.(a)	424	51,779
		5,469,743
Consumer Staples Distribution & Retail — 1.4%
Albertsons Cos., Inc., Class A	39,921	791,633
Andersons, Inc.	3,272	178,422
BJ’s Wholesale Club Holdings, Inc.(a)	12,411	1,091,672
Casey’s General Stores, Inc.	3,486	1,352,010
Chefs’ Warehouse, Inc.(a)	3,370	140,158
Grocery Outlet Holding Corp.(a)	8,706	170,289
HF Foods Group, Inc.(a)	2,550	10,175
Ingles Markets, Inc., Class A	1,464	118,657
Maplebear, Inc.(a)	16,322	562,946
Natural Grocers by Vitamin Cottage, Inc.	722	19,696
Performance Food Group Co.(a)	14,569	1,005,261
PriceSmart, Inc.	2,331	212,890
SpartanNash Co.	3,791	80,066
Sprouts Farmers Market, Inc.(a)	9,339	932,873
U.S. Foods Holding Corp.(a)	21,815	1,186,518
United Natural Foods, Inc.(a)	5,649	87,559
Village Super Market, Inc., Class A	767	24,299
Weis Markets, Inc.	1,424	107,441
		8,072,565
Containers & Packaging — 1.7%
AptarGroup, Inc.	6,180	908,336
Ardagh Group SA, Class A(a)	1,258	8,919
Ardagh Metal Packaging SA	12,554	46,199
Avery Dennison Corp.	7,574	1,642,271
Berry Global Group, Inc.	10,793	709,316
Crown Holdings, Inc.	11,063	981,288
Graphic Packaging Holding Co.	28,837	867,994
Greif, Inc., Class A	2,120	141,362
Greif, Inc., Class B	651	46,006
Myers Industries, Inc.	3,028	45,117
O-I Glass, Inc.(a)	14,195	189,645
Packaging Corp. of America	8,305	1,659,920
Pactiv Evergreen, Inc.	3,713	48,789
Ranpak Holdings Corp.(a)	3,933	28,396
Sealed Air Corp.	12,284	467,406
Silgan Holdings, Inc.	7,838	403,108
Smurfit WestRock PLC	24,305	1,089,836
Sonoco Products Co.	9,164	494,123
TriMas Corp.	4,013	98,640
		9,876,671
Distributors — 0.2%
A-Mark Precious Metals, Inc.	1,746	67,116
GigaCloud Technology, Inc., Class A(a)(b)	2,200	64,746
Pool Corp.	3,472	1,298,667
Weyco Group, Inc.	661	23,010
		1,453,539
Diversified Consumer Services — 1.0%
ADT, Inc.	28,197	219,373

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services (continued)
Adtalem Global Education, Inc.(a)	3,572	$ 280,080
American Public Education, Inc.(a)	1,468	29,301
Bright Horizons Family Solutions, Inc.(a)	5,411	650,673
Carriage Services, Inc.	1,293	41,454
Chegg, Inc.(a)	10,712	36,528
Coursera, Inc.(a)	12,262	114,037
Duolingo, Inc., Class A(a)	3,468	596,288
European Wax Center, Inc., Class A(a)	3,136	29,447
Frontdoor, Inc.(a)	7,314	288,610
Graham Holdings Co., Class B	327	253,376
Grand Canyon Education, Inc.(a)	2,633	410,616
H&R Block, Inc.	12,974	751,714
Laureate Education, Inc., Class A	12,279	190,324
Lincoln Educational Services Corp.(a)	2,207	31,141
Mister Car Wash, Inc.(a)(b)	9,364	71,166
Nerdy, Inc., Class A(a)	6,648	11,501
OneSpaWorld Holdings Ltd.(a)	9,529	153,322
Perdoceo Education Corp.	5,506	136,494
Service Corp. International	13,426	1,072,872
Strategic Education, Inc.	2,076	218,810
Stride, Inc.(a)	4,073	309,466
Udemy, Inc.(a)	8,943	82,633
Universal Technical Institute, Inc.(a)	3,873	73,355
		6,052,581
Diversified REITs — 0.3%
Alexander & Baldwin, Inc.	8,110	159,848
Alpine Income Property Trust, Inc.	860	14,938
American Assets Trust, Inc.	4,400	116,688
Armada Hoffler Properties, Inc.	6,122	72,729
Broadstone Net Lease, Inc.	17,980	313,032
CTO Realty Growth, Inc.	2,063	41,404
Empire State Realty Trust, Inc., Class A	11,839	127,506
Essential Properties Realty Trust, Inc.	16,442	486,519
Gladstone Commercial Corp.	3,405	51,245
Global Net Lease, Inc.	19,371	168,528
NexPoint Diversified Real Estate Trust	3,557	22,516
One Liberty Properties, Inc.	1,878	49,561
		1,624,514
Diversified Telecommunication Services — 0.5%
Anterix, Inc.(a)	1,039	41,830
AST SpaceMobile, Inc., Class A(a)(b)	10,853	224,440
ATN International, Inc.	895	26,555
Bandwidth, Inc., Class A(a)	2,182	49,793
Cogent Communications Holdings, Inc.	4,228	298,455
Consolidated Communications Holdings, Inc.(a)	6,226	28,640
Frontier Communications Parent, Inc.(a)(b)	23,348	684,097
Globalstar, Inc.(a)	75,125	90,901
IDT Corp., Class B	1,688	64,532
Iridium Communications, Inc.	11,192	321,210
Liberty Global Ltd., Class A(a)	15,508	302,251
Liberty Global Ltd., Class C(a)(b)	16,539	332,599
Liberty Latin America Ltd., Class A(a)	6,235	65,343
Liberty Latin America Ltd., Class C(a)(b)	10,299	109,169
Lumen Technologies, Inc.(a)	96,736	304,718
Shenandoah Telecommunications Co.	4,103	87,353
		3,031,886
Electric Utilities — 0.9%
ALLETE, Inc.	5,507	355,202
Genie Energy Ltd., Class B	677	11,482
Hawaiian Electric Industries, Inc.	10,568	175,006
Security	Shares	Value
Electric Utilities (continued)
IDACORP, Inc.	4,520	$ 441,830
MGE Energy, Inc.	3,473	305,068
NRG Energy, Inc.	20,255	1,522,568
OGE Energy Corp.	19,174	743,376
Otter Tail Corp.	3,759	364,322
Pinnacle West Capital Corp.	10,589	906,313
PNM Resources, Inc.	8,519	354,220
Portland General Electric Co.	9,493	449,778
		5,629,165
Electrical Equipment — 1.3%
Acuity Brands, Inc.(b)	2,915	732,685
Allient, Inc.	1,123	32,500
American Superconductor Corp.(a)	3,221	77,819
Array Technologies, Inc.(a)	14,196	149,342
Atkore, Inc.	3,417	461,295
Blink Charging Co.(a)	10,333	33,996
Bloom Energy Corp., Class A(a)(b)	18,891	255,784
ChargePoint Holdings, Inc., Class A(a)(b)	31,663	68,709
Energy Vault Holdings, Inc.(a)	7,336	7,483
EnerSys	3,694	406,081
Enovix Corp.(a)(b)	14,327	206,452
Fluence Energy, Inc., Class A(a)	5,724	93,759
Freyr Battery, Inc.(a)(b)	10,772	19,390
FuelCell Energy, Inc.(a)(b)	35,341	17,897
Generac Holdings, Inc.(a)	5,524	859,976
GrafTech International Ltd.(a)	19,752	15,172
LSI Industries, Inc.	2,447	41,746
Net Power, Inc., Class A(a)	1,848	17,667
NEXTracker, Inc., Class A(a)	10,907	535,970
NuScale Power Corp., Class A(a)(b)	7,274	74,340
nVent Electric PLC	15,612	1,133,900
Plug Power, Inc.(a)(b)	59,668	147,380
Powell Industries, Inc.	870	159,758
Preformed Line Products Co.	205	28,263
Regal Rexnord Corp.	6,276	1,008,428
Sensata Technologies Holding PLC	13,958	544,222
SES AI Corp.(a)	12,887	15,851
Shoals Technologies Group, Inc., Class A(a)	15,505	100,782
Stem, Inc.(a)(b)	12,417	15,149
SunPower Corp.(a)(b)	8,783	7,496
Sunrun, Inc.(a)(b)	19,825	347,532
Thermon Group Holdings, Inc.(a)	3,017	98,988
TPI Composites, Inc.(a)(b)	3,470	14,782
Vicor Corp.(a)	2,191	92,263
		7,822,857
Electronic Equipment, Instruments & Components — 2.4%
908 Devices, Inc.(a)(b)	1,646	9,366
Advanced Energy Industries, Inc.	3,489	406,015
Aeva Technologies, Inc.(a)(b)	1,602	5,815
Arlo Technologies, Inc.(a)	9,160	138,866
Arrow Electronics, Inc.(a)(b)	5,165	638,859
Avnet, Inc.	8,792	472,658
Badger Meter, Inc.	2,689	554,364
Bel Fuse, Inc., Class A	212	19,875
Bel Fuse, Inc., Class B	933	69,294
Belden, Inc.	3,787	351,017
Benchmark Electronics, Inc.	3,285	157,253
Climb Global Solutions, Inc.	389	27,782
Cognex Corp.	16,260	806,821
Coherent Corp.(a)	12,504	871,279
Crane NXT Co.	4,666	293,398
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
CTS Corp.	2,940	$ 143,707
Daktronics, Inc.(a)	3,526	52,820
ePlus, Inc.(a)	2,498	229,616
Evolv Technologies Holdings, Inc., Class A(a)	10,114	35,096
Fabrinet(a)	3,432	756,962
FARO Technologies, Inc.(a)	1,622	27,736
Insight Enterprises, Inc.(a)(b)	2,612	586,394
IPG Photonics Corp.(a)	2,710	217,884
Iteris, Inc.(a)	4,146	20,357
Itron, Inc.(a)	4,343	449,240
Jabil, Inc.	11,122	1,253,116
Kimball Electronics, Inc.(a)	2,023	47,945
Knowles Corp.(a)	8,543	156,081
Lightwave Logic, Inc.(a)(b)	12,360	42,766
Littelfuse, Inc.	2,315	618,360
Methode Electronics, Inc.	2,862	36,233
MicroVision, Inc.(a)(b)	15,941	17,057
Mirion Technologies, Inc., Class A(a)	18,529	195,296
Napco Security Technologies, Inc.	3,210	179,150
nLight, Inc.(a)	3,772	45,528
Novanta, Inc.(a)(b)	3,347	606,410
OSI Systems, Inc.(a)	1,484	219,602
Ouster, Inc., Class A(a)(b)	4,142	54,384
PAR Technology Corp.(a)(b)	3,196	161,845
PC Connection, Inc.	1,093	78,226
Plexus Corp.(a)	2,500	320,425
Powerfleet, Inc.(a)(b)	8,679	39,316
Richardson Electronics Ltd.	1,153	13,801
Rogers Corp.(a)	1,753	214,182
Sanmina Corp.(a)	5,095	383,806
ScanSource, Inc.(a)(b)	2,389	124,347
SmartRent, Inc., Class A(a)(b)	17,310	31,850
TD SYNNEX Corp.	7,124	848,967
TTM Technologies, Inc.(a)	9,250	179,265
Vishay Intertechnology, Inc.	11,655	283,333
Vishay Precision Group, Inc.(a)	1,053	36,107
Vontier Corp.	14,830	581,781
Xerox Holdings Corp.	10,845	116,746
		14,228,399
Energy Equipment & Services — 1.6%
Archrock, Inc.	14,746	305,685
Atlas Energy Solutions, Inc.	6,330	134,449
Borr Drilling Ltd.	22,407	153,488
Bristow Group, Inc.(a)	2,083	79,050
Cactus, Inc., Class A	6,126	386,673
ChampionX Corp.	17,746	607,978
Core Laboratories, Inc.	4,778	117,013
Diamond Offshore Drilling, Inc.(a)	9,743	159,980
DMC Global, Inc.(a)	1,449	19,561
Dril-Quip, Inc.(a)	2,814	48,738
Expro Group Holdings NV(a)	9,095	211,186
Forum Energy Technologies, Inc.(a)	870	16,051
Geospace Technologies Corp.(a)	28	261
Helix Energy Solutions Group, Inc.(a)	13,656	161,141
Helmerich & Payne, Inc.	9,016	364,427
Kodiak Gas Services, Inc.	2,161	62,345
Liberty Energy, Inc., Class A	15,155	365,993
Mammoth Energy Services, Inc.(a)	3,130	12,583
Nabors Industries Ltd.(a)	815	83,806
Natural Gas Services Group, Inc.(a)	971	19,770
Newpark Resources, Inc.(a)	7,114	58,762
Security	Shares	Value
Energy Equipment & Services (continued)
Noble Corp. PLC	10,699	$ 505,207
NOV, Inc.	37,655	783,977
Oceaneering International, Inc.(a)	9,938	298,339
Oil States International, Inc.(a)	5,105	29,201
Patterson-UTI Energy, Inc.	38,062	418,301
ProFrac Holding Corp., Class A(a)	1,901	17,660
ProPetro Holding Corp.(a)	7,932	76,068
Ranger Energy Services, Inc., Class A	1,414	18,340
RPC, Inc.	8,334	62,255
SEACOR Marine Holdings, Inc.(a)	2,135	29,591
Seadrill Ltd.(a)	7,121	391,726
Select Water Solutions, Inc., Class A	7,924	93,662
Solaris Oilfield Infrastructure, Inc., Class A	3,187	41,909
TechnipFMC PLC	40,397	1,191,711
TETRA Technologies, Inc.(a)	13,277	49,523
Tidewater, Inc.(a)	4,558	451,060
Transocean Ltd.(a)	68,832	398,537
U.S. Silica Holdings, Inc.(a)	6,884	106,633
Valaris Ltd.(a)	5,806	456,294
Weatherford International PLC(a)	6,787	799,916
		9,588,850
Entertainment — 0.6%
AMC Entertainment Holdings, Inc., Class A(a)	26,067	138,416
Atlanta Braves Holdings, Inc., Class A(a)	951	43,670
Atlanta Braves Holdings, Inc., Class C(a)	4,865	211,287
Cinemark Holdings, Inc.(a)	10,190	240,280
Eventbrite, Inc., Class A(a)	6,395	31,272
IMAX Corp.(a)	3,952	83,387
Lions Gate Entertainment Corp., Class A(a)(b)	4,797	43,988
Lions Gate Entertainment Corp., Class B(a)	11,370	93,689
LiveOne, Inc.(a)	10,872	18,482
Madison Square Garden Entertainment Corp.(a)	3,543	139,913
Madison Square Garden Sports Corp., Class A(a)	1,746	349,916
Marcus Corp.	1,890	23,795
Playstudios, Inc., Class A(a)	6,469	14,038
Playtika Holding Corp.	7,236	55,211
Reservoir Media, Inc.(a)	1,932	15,379
Roku, Inc., Class A(a)	11,971	696,832
Six Flags Entertainment Corp.	3,912	186,329
Sphere Entertainment Co., Class A(a)(b)	2,402	106,841
TKO Group Holdings, Inc., Class A	7,444	814,001
Vivid Seats, Inc., Class A(a)	6,796	33,164
		3,339,890
Financial Services — 2.4%
Acacia Research Corp.(a)	3,963	21,202
Affirm Holdings, Inc., Class A(a)(b)	21,547	609,565
Alerus Financial Corp.	1,576	35,381
AvidXchange Holdings, Inc.(a)	16,765	149,879
Banco Latinoamericano de Comercio Exterior SA, Class E	2,643	85,448
Burford Capital Ltd.	18,774	264,901
Cannae Holdings, Inc.	5,854	117,724
Cantaloupe, Inc.(a)	4,940	38,483
Cass Information Systems, Inc.	1,469	63,079
Compass Diversified Holdings	6,550	157,593
Enact Holdings, Inc.	2,658	90,452
Equitable Holdings, Inc.	29,699	1,295,173
Essent Group Ltd.	10,018	629,531
Euronet Worldwide, Inc.(a)	4,055	413,569
EVERTEC, Inc.	5,905	203,545
Federal Agricultural Mortgage Corp., Class C	868	178,999

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Flywire Corp.(a)	11,457	$ 209,778
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,629	348,312
I3 Verticals, Inc., Class A(a)	1,955	47,917
International Money Express, Inc.(a)	2,889	64,165
Jack Henry & Associates, Inc.	6,834	1,171,894
Jackson Financial, Inc., Class A	7,048	620,647
Marqeta, Inc., Class A(a)	43,384	233,840
Merchants Bancorp	1,917	86,265
MGIC Investment Corp.	25,831	641,642
Mr. Cooper Group, Inc.(a)	6,030	541,976
NCR Atleos Corp.(a)	6,875	221,031
NewtekOne, Inc.	2,325	32,527
NMI Holdings, Inc., Class A(a)	7,965	313,423
Onity Group, Inc.(a)	650	19,000
Pagseguro Digital Ltd., Class A(a)	18,062	230,832
Payoneer Global, Inc.(a)	21,252	117,524
Paysafe Ltd.(a)(b)	3,070	64,439
Paysign, Inc.(a)	1,587	8,459
PennyMac Financial Services, Inc., Class A	2,609	255,995
Priority Technology Holdings, Inc.(a)	789	4,679
Radian Group, Inc.	13,294	493,207
Remitly Global, Inc.(a)	13,729	181,360
Repay Holdings Corp., Class A(a)	8,521	81,972
Sezzle, Inc.(a)(b)	227	19,853
Shift4 Payments, Inc., Class A(a)(b)	5,701	392,172
StoneCo Ltd., Class A(a)(b)	26,665	349,845
Toast, Inc., Class A(a)(b)	41,968	1,097,883
UWM Holdings Corp., Class A	9,083	76,297
Velocity Financial, Inc.(a)	531	10,052
Voya Financial, Inc.	9,776	711,009
Walker & Dunlop, Inc.	3,132	334,811
Waterstone Financial, Inc.	2,085	31,108
Western Union Co.	23,600	280,604
WEX, Inc.(a)	3,952	724,994
		14,374,036
Food Products — 0.9%
Alico, Inc.	665	19,584
B&G Foods, Inc.	7,504	64,685
Beyond Meat, Inc.(a)(b)	5,249	32,964
BRC, Inc.(a)(b)	5,907	33,729
Calavo Growers, Inc.	1,546	36,779
Cal-Maine Foods, Inc.	3,771	269,890
Darling Ingredients, Inc.(a)	15,085	599,327
Dole PLC	7,520	111,672
Flowers Foods, Inc.	17,060	384,191
Fresh Del Monte Produce, Inc.	3,251	81,438
Freshpet, Inc.(a)	4,384	533,533
Hain Celestial Group, Inc.(a)	7,546	58,406
Ingredion, Inc.	6,005	746,842
J & J Snack Foods Corp.	1,383	233,312
John B Sanfilippo & Son, Inc.	745	78,128
Lancaster Colony Corp.	1,723	332,642
Limoneira Co.	1,676	36,939
Mama’s Creations, Inc.(a)	2,802	21,351
Mission Produce, Inc.(a)(b)	4,680	52,603
Pilgrim’s Pride Corp.(a)	3,860	159,148
Post Holdings, Inc.(a)	4,552	497,807
Seaboard Corp.	25	81,198
Seneca Foods Corp., Class A(a)	468	28,239
Simply Good Foods Co.(a)	8,447	286,522
Security	Shares	Value
Food Products (continued)
SunOpta, Inc.(a)(b)	8,146	$ 43,174
TreeHouse Foods, Inc.(a)	4,681	188,551
Utz Brands, Inc., Class A	6,479	96,148
Vital Farms, Inc.(a)	3,094	112,900
Westrock Coffee Co.(a)(b)	2,565	25,394
Whole Earth Brands, Inc., Class A(a)	3,392	16,519
WK Kellogg Co.	6,121	107,730
		5,371,345
Gas Utilities — 0.6%
Brookfield Infrastructure Corp., Class A	11,429	444,588
Chesapeake Utilities Corp.	1,982	233,936
National Fuel Gas Co.	8,585	502,995
New Jersey Resources Corp.	9,377	438,375
Northwest Natural Holding Co.	3,464	138,491
ONE Gas, Inc.	5,380	374,609
RGC Resources, Inc.	698	15,712
Southwest Gas Holdings, Inc.	5,715	423,824
Spire, Inc.	5,171	344,337
UGI Corp.	19,994	495,451
		3,412,318
Ground Transportation — 1.1%
ArcBest Corp.	2,144	270,251
Avis Budget Group, Inc.	1,649	166,566
Covenant Logistics Group, Inc., Class A	777	43,473
FTAI Infrastructure, Inc.	9,147	94,306
Heartland Express, Inc.	3,891	50,466
Hertz Global Holdings, Inc.(a)(b)	13,008	53,073
Knight-Swift Transportation Holdings, Inc.	14,752	802,951
Landstar System, Inc.	3,312	630,108
Lyft, Inc., Class A(a)	34,305	413,375
Marten Transport Ltd.	4,845	91,135
PAM Transportation Services, Inc.(a)	732	14,926
RXO, Inc.(a)	10,621	336,792
Ryder System, Inc.	4,125	578,160
Saia, Inc.(a)(b)	2,499	1,044,207
Schneider National, Inc., Class B	4,419	118,915
U-Haul Holding Co.(a)	646	43,146
U-Haul Holding Co., Series N	9,616	612,828
Universal Logistics Holdings, Inc.	635	27,324
Werner Enterprises, Inc.	5,760	225,734
XPO, Inc.(a)	10,811	1,242,076
		6,859,812
Health Care Equipment & Supplies — 2.1%
Accuray, Inc.(a)	8,603	15,829
Alphatec Holdings, Inc.(a)(b)	10,235	103,373
AngioDynamics, Inc.(a)	3,024	23,708
Artivion, Inc.(a)	4,011	108,899
AtriCure, Inc.(a)	4,168	89,904
Atrion Corp.	113	51,788
Avanos Medical, Inc.(a)	3,896	93,192
Axogen, Inc.(a)	3,861	33,900
Axonics, Inc.(a)	4,810	329,389
Bioventus, Inc., Class A(a)	3,606	25,278
Cerus Corp.(a)	14,502	32,774
CONMED Corp.	2,979	205,670
CVRx, Inc.(a)	1,038	8,875
DENTSPLY SIRONA, Inc.	19,454	527,982
Embecta Corp.	5,808	91,011
Enovis Corp.(a)(b)	5,381	256,351
Envista Holdings Corp.(a)	16,831	287,305
Glaukos Corp.(a)	4,596	538,513
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Globus Medical, Inc., Class A(a)(b)	10,565	$ 760,257
Haemonetics Corp.(a)(b)	4,633	417,202
ICU Medical, Inc.(a)	2,035	258,404
Inari Medical, Inc.(a)	4,785	222,790
Inmode Ltd.(a)	7,386	133,834
Inogen, Inc.(a)	2,259	20,896
Inspire Medical Systems, Inc.(a)(b)	2,815	397,056
Integer Holdings Corp.(a)	3,167	376,113
Integra LifeSciences Holdings Corp.(a)	6,291	156,080
iRadimed Corp.	566	26,438
iRhythm Technologies, Inc.(a)	2,940	253,575
Lantheus Holdings, Inc.(a)	6,258	656,026
LeMaitre Vascular, Inc.	1,873	162,745
LivaNova PLC(a)	5,201	256,929
Masimo Corp.(a)(b)	4,089	437,441
Merit Medical Systems, Inc.(a)	5,244	447,261
Neogen Corp.(a)(b)	20,765	353,628
Nevro Corp.(a)	2,986	29,651
Novocure Ltd.(a)	9,999	227,677
Omnicell, Inc.(a)	4,018	117,366
OraSure Technologies, Inc.(a)	6,323	28,327
Orchestra BioMed Holdings, Inc.(a)	1,935	14,280
Orthofix Medical, Inc.(a)	3,713	59,705
OrthoPediatrics Corp.(a)	1,544	47,524
Paragon 28, Inc.(a)(b)	3,871	30,155
Penumbra, Inc.(a)	3,485	582,309
PROCEPT BioRobotics Corp.(a)(b)	4,000	253,280
Pulmonx Corp.(a)	3,091	21,359
Pulse Biosciences, Inc.(a)(b)	1,301	19,463
QuidelOrtho Corp.(a)(b)	5,303	208,355
RxSight, Inc.(a)	3,219	147,334
Sanara Medtech, Inc.(a)(b)	346	11,034
Semler Scientific, Inc.(a)	568	18,829
SI-BONE, Inc.(a)	3,637	55,282
Sight Sciences, Inc.(a)	1,934	15,046
Silk Road Medical, Inc.(a)	3,760	101,558
STAAR Surgical Co.(a)(b)	4,469	184,346
Stereotaxis, Inc.(a)	9,381	18,762
Surmodics, Inc.(a)	1,121	46,409
Tactile Systems Technology, Inc.(a)	2,279	29,103
Tandem Diabetes Care, Inc.(a)(b)	6,167	228,056
Teleflex, Inc.	4,463	985,966
TransMedics Group, Inc.(a)	3,014	428,772
Treace Medical Concepts, Inc.(a)	4,034	29,166
UFP Technologies, Inc.(a)	667	214,501
Utah Medical Products, Inc.	250	17,400
Varex Imaging Corp.(a)	3,242	47,949
Zimvie, Inc.(a)	2,199	46,487
Zynex, Inc.(a)(b)	1,666	14,994
		12,440,861
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.(a)	8,580	556,413
Accolade, Inc.(a)	5,719	23,448
AdaptHealth Corp.(a)	9,395	106,727
Addus HomeCare Corp.(a)	1,475	179,006
agilon health, Inc.(a)(b)	29,815	205,425
AirSculpt Technologies, Inc.(a)(b)	1,598	7,942
Alignment Healthcare, Inc.(a)	10,112	88,379
Amedisys, Inc.(a)	3,073	301,308
AMN Healthcare Services, Inc.(a)(b)	3,438	232,478
Astrana Health, Inc.(a)	4,033	211,571
Security	Shares	Value
Health Care Providers & Services (continued)
Aveanna Healthcare Holdings, Inc.(a)	4,518	$ 19,021
BrightSpring Health Services, Inc.(a)	5,053	62,607
Brookdale Senior Living, Inc.(a)	16,851	130,258
Castle Biosciences, Inc.(a)	2,094	50,528
Chemed Corp.	1,384	789,101
Community Health Systems, Inc.(a)	10,838	57,008
CorVel Corp.(a)	799	245,133
Cross Country Healthcare, Inc.(a)	3,385	61,742
DaVita, Inc.(a)(b)	4,781	653,180
DocGo, Inc.(a)	6,550	23,776
Encompass Health Corp.	9,314	865,643
Enhabit, Inc.(a)	4,083	41,810
Ensign Group, Inc.	5,145	724,159
Fulgent Genetics, Inc.(a)	1,832	43,840
GeneDx Holdings Corp., Class A(a)	1,181	38,642
Guardant Health, Inc.(a)	11,130	390,997
HealthEquity, Inc.(a)	7,777	610,339
Henry Schein, Inc.(a)	12,083	869,251
Hims & Hers Health, Inc., Class A(a)	17,813	378,348
InfuSystem Holdings, Inc.(a)	1,767	12,192
Innovage Holding Corp.(a)	2,921	18,344
Joint Corp.(a)	1,125	16,223
LifeStance Health Group, Inc.(a)	12,401	68,330
ModivCare, Inc.(a)	1,101	25,125
Nano-X Imaging Ltd.(a)(b)	4,692	40,445
National HealthCare Corp.	1,211	164,890
National Research Corp., Class A	1,346	34,310
NeoGenomics, Inc.(a)	11,865	210,366
OPKO Health, Inc.(a)(b)	36,089	51,246
Option Care Health, Inc.(a)	16,340	485,135
Owens & Minor, Inc.(a)(b)	6,932	113,823
PACS Group, Inc.(a)	2,256	80,765
Patterson Cos., Inc.	7,802	197,000
Pediatrix Medical Group, Inc.(a)	8,442	70,406
Pennant Group, Inc.(a)	2,390	71,246
Performant Financial Corp.(a)	6,150	22,817
PetIQ, Inc., Class A(a)	2,291	50,127
Premier, Inc., Class A	10,926	229,227
Privia Health Group, Inc.(a)	9,327	193,442
Progyny, Inc.(a)	8,020	226,164
Quipt Home Medical Corp.(a)	3,438	13,271
R1 RCM, Inc.(a)(b)	14,503	186,799
RadNet, Inc.(a)	6,245	373,139
Select Medical Holdings Corp.	10,139	403,127
Surgery Partners, Inc.(a)	7,003	212,611
Talkspace, Inc.(a)	11,744	23,605
Tenet Healthcare Corp.(a)	9,200	1,377,240
U.S. Physical Therapy, Inc.	1,408	137,280
Universal Health Services, Inc., Class B	5,515	1,178,886
Viemed Healthcare, Inc.(a)	2,808	20,246
		14,275,907
Health Care REITs — 0.5%
American Healthcare REIT, Inc.	6,387	101,809
CareTrust REIT, Inc.	12,737	343,390
Community Healthcare Trust, Inc.	2,199	47,850
Diversified Healthcare Trust	21,017	70,197
Global Medical REIT, Inc.	5,068	48,399
Healthcare Realty Trust, Inc.	36,394	643,810
LTC Properties, Inc.	3,896	139,126
Medical Properties Trust, Inc.(b)	55,769	268,249
National Health Investors, Inc.	4,084	305,728

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care REITs (continued)
Omega Healthcare Investors, Inc.	22,906	$ 833,778
Sabra Health Care REIT, Inc.	22,468	364,656
Universal Health Realty Income Trust	1,190	50,872
		3,217,864
Health Care Technology — 0.2%
Certara, Inc.(a)	11,168	174,333
Definitive Healthcare Corp., Class A(a)	4,523	17,640
Doximity, Inc., Class A(a)(b)	11,369	318,332
Evolent Health, Inc., Class A(a)(b)	11,167	260,414
Health Catalyst, Inc.(a)	4,649	34,263
HealthStream, Inc.	2,051	60,935
LifeMD, Inc.(a)(b)	3,292	23,472
OptimizeRx Corp.(a)	1,521	16,594
Phreesia, Inc.(a)	4,766	118,912
Schrodinger, Inc./United States(a)	5,208	116,034
Simulations Plus, Inc.	1,317	53,786
Teladoc Health, Inc.(a)(b)	16,506	155,652
		1,350,367
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.	22,460	332,183
Braemar Hotels & Resorts, Inc.	5,143	18,258
Chatham Lodging Trust	4,196	36,883
DiamondRock Hospitality Co.	19,709	162,205
Host Hotels & Resorts, Inc.	66,277	1,160,510
Park Hotels & Resorts, Inc.	19,585	294,950
Pebblebrook Hotel Trust(b)	10,990	150,453
RLJ Lodging Trust	14,080	132,915
Ryman Hospitality Properties, Inc.	5,546	557,429
Service Properties Trust	15,232	86,366
Summit Hotel Properties, Inc.	8,770	55,602
Sunstone Hotel Investors, Inc.	19,259	199,523
Xenia Hotels & Resorts, Inc.	9,540	132,415
		3,319,692
Hotels, Restaurants & Leisure — 2.8%
Accel Entertainment, Inc., Class A(a)	4,633	56,523
Aramark	24,786	849,416
Bally’s Corp.(a)	2,337	40,266
Biglari Holdings, Inc., Class B(a)	53	10,640
BJ’s Restaurants, Inc.(a)	1,911	60,349
Bloomin’ Brands, Inc.	7,947	165,695
Boyd Gaming Corp.	6,484	394,681
Brinker International, Inc.(a)	4,079	272,518
Caesars Entertainment, Inc.(a)	20,388	814,501
Cava Group, Inc.(a)	7,114	599,141
Cheesecake Factory, Inc.	4,568	177,650
Choice Hotels International, Inc.(b)	2,571	327,674
Churchill Downs, Inc.	6,538	938,595
Chuy’s Holdings, Inc.(a)	1,543	57,230
Cracker Barrel Old Country Store, Inc.	2,001	91,706
Dave & Buster’s Entertainment, Inc.(a)(b)	3,354	126,144
Denny’s Corp.(a)	4,696	34,563
Despegar.com Corp.(a)(b)	5,788	67,257
Dine Brands Global, Inc.	1,302	46,664
Dutch Bros, Inc., Class A(a)	8,614	329,485
El Pollo Loco Holdings, Inc.(a)	2,705	32,622
Empire Resorts, Inc.(c)	81	—
Everi Holdings, Inc.(a)	7,042	90,631
First Watch Restaurant Group, Inc.(a)	2,688	43,734
Full House Resorts, Inc.(a)	3,313	18,652
Global Business Travel Group I, Class A(a)(b)	12,078	81,164
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Golden Entertainment, Inc.	1,704	$ 56,965
Hilton Grand Vacations, Inc.(a)(b)	6,822	294,779
Hyatt Hotels Corp., Class A	4,163	613,335
Inspired Entertainment, Inc.(a)	2,141	19,761
International Game Technology PLC	10,899	255,800
Jack in the Box, Inc.	1,720	102,237
Krispy Kreme, Inc.	7,904	84,020
Kura Sushi USA, Inc., Class A(a)	525	30,182
Life Time Group Holdings, Inc.(a)(b)	5,679	117,953
Light & Wonder, Inc., Class A(a)	8,584	920,205
Lindblad Expeditions Holdings, Inc.(a)	2,950	25,399
Marriott Vacations Worldwide Corp.	3,278	277,253
Monarch Casino & Resort, Inc.	1,230	96,284
Mondee Holdings, Inc., Class A(a)(b)	4,008	11,984
Nathan’s Famous, Inc.	181	13,584
Norwegian Cruise Line Holdings Ltd.(a)	40,537	747,097
ONE Group Hospitality, Inc.(a)	2,056	10,424
Papa John’s International, Inc.	2,975	131,584
Penn Entertainment, Inc.(a)(b)	14,356	286,689
Planet Fitness, Inc., Class A(a)	8,222	605,961
PlayAGS, Inc.(a)	3,517	40,270
Portillo’s, Inc., Class A(a)(b)	5,436	56,317
Potbelly Corp.(a)	2,295	16,753
RCI Hospitality Holdings, Inc.	737	36,467
Red Rock Resorts, Inc., Class A	4,626	263,682
Rush Street Interactive, Inc., Class A(a)	6,429	64,354
Sabre Corp.(a)	36,473	125,102
Shake Shack, Inc., Class A(a)	3,640	318,937
Super Group SGHC Ltd.	12,370	47,377
Sweetgreen, Inc., Class A(a)	9,545	262,297
Target Hospitality Corp.(a)	3,620	33,883
Texas Roadhouse, Inc.	6,221	1,086,249
Travel and Leisure Co.	6,799	313,366
United Parks & Resorts, Inc.(a)	3,420	180,063
Vail Resorts, Inc.	3,605	656,146
Wendy’s Co.	16,517	279,633
Wingstop, Inc.	2,754	1,029,665
Wyndham Hotels & Resorts, Inc.	7,325	554,649
Wynn Resorts Ltd.	9,620	796,728
Xponential Fitness, Inc., Class A(a)	2,323	39,886
		16,630,821
Household Durables — 2.0%
Beazer Homes USA, Inc.(a)	3,032	102,087
Cavco Industries, Inc.(a)	778	322,574
Century Communities, Inc.	2,893	302,926
Cricut, Inc., Class A	3,844	23,871
Dream Finders Homes, Inc., Class A(a)	2,697	85,090
Ethan Allen Interiors, Inc.	2,152	66,432
Flexsteel Industries, Inc.	544	20,645
GoPro, Inc., Class A(a)	11,108	16,884
Green Brick Partners, Inc.(a)(b)	2,920	213,598
Hamilton Beach Brands Holding Co., Class A	1,059	20,682
Helen of Troy Ltd.(a)	2,139	126,436
Hooker Furnishings Corp.	1,306	19,943
Hovnanian Enterprises, Inc., Class A(a)	450	94,451
Installed Building Products, Inc.	2,255	609,639
iRobot Corp.(a)	2,250	26,528
KB Home	6,249	537,914
Landsea Homes Corp.(a)	2,622	31,936
La-Z-Boy, Inc.	4,101	181,018
Legacy Housing Corp.(a)	700	19,936
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Leggett & Platt, Inc.	11,979	$ 157,763
LGI Homes, Inc.(a)(b)	1,914	220,244
Lifetime Brands, Inc.	16	138
Lovesac Co.(a)	1,199	32,805
M/I Homes, Inc.(a)	2,559	426,918
Meritage Homes Corp.	3,312	671,905
Mohawk Industries, Inc.(a)	5,050	813,404
Newell Brands, Inc.	39,781	341,719
Purple Innovation, Inc.(a)	4,336	5,984
SharkNinja, Inc.	6,232	478,929
Skyline Champion Corp.(a)	4,931	401,926
Sonos, Inc.(a)(b)	11,573	156,236
Taylor Morrison Home Corp., Class A(a)	9,775	655,707
Tempur Sealy International, Inc.	15,902	832,470
Toll Brothers, Inc.	9,796	1,397,987
TopBuild Corp.(a)	3,002	1,436,577
Traeger, Inc.(a)	3,244	7,915
Tri Pointe Homes, Inc.(a)	8,528	385,892
United Homes Group, Inc., Class A(a)	1,384	8,595
Vizio Holding Corp., Class A(a)(b)	8,976	98,556
Whirlpool Corp.	4,936	503,324
Worthington Enterprises, Inc.	2,880	143,741
		12,001,325
Household Products — 0.2%
Central Garden & Pet Co.(a)	899	35,816
Central Garden & Pet Co., Class A(a)	4,760	163,554
Energizer Holdings, Inc.	6,582	202,660
Oil-Dri Corp. of America	420	27,342
Reynolds Consumer Products, Inc.	5,160	143,551
Spectrum Brands Holdings, Inc.	2,813	238,008
WD-40 Co.	1,276	333,814
		1,144,745
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc., Class A(a)(b)	5,233	21,979
Brookfield Renewable Corp., Class A	12,890	362,209
Clearway Energy, Inc., Class A	3,656	90,047
Clearway Energy, Inc., Class C	7,220	192,630
Montauk Renewables, Inc.(a)	5,648	33,549
Ormat Technologies, Inc.	4,996	387,889
Sunnova Energy International, Inc.(a)(b)	10,034	70,940
		1,159,243
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	2,300	51,865
Industrial REITs — 0.9%
Americold Realty Trust, Inc.	26,779	800,424
EastGroup Properties, Inc.	4,405	823,691
First Industrial Realty Trust, Inc.	12,179	666,435
Industrial Logistics Properties Trust	5,976	30,717
Innovative Industrial Properties, Inc.	2,692	330,604
LXP Industrial Trust	26,686	274,866
Plymouth Industrial REIT, Inc.	4,007	95,847
Rexford Industrial Realty, Inc.	20,153	1,009,867
STAG Industrial, Inc.	16,899	689,648
Terreno Realty Corp.	8,721	596,604
		5,318,703
Insurance — 3.4%
Ambac Financial Group, Inc.(a)	4,273	56,361
American Coastal Insurance Corp.(a)	1,906	23,272
American Financial Group, Inc.	7,081	927,328
Security	Shares	Value
Insurance (continued)
AMERISAFE, Inc.	1,982	$ 94,105
Assurant, Inc.	4,888	854,764
Assured Guaranty Ltd.	5,231	430,877
Axis Capital Holdings Ltd.	8,343	631,982
Brighthouse Financial, Inc.(a)	7,534	375,720
BRP Group, Inc., Class A(a)	6,228	272,413
CNO Financial Group, Inc.	10,985	382,937
Crawford & Co., Class A	3,359	32,885
Donegal Group, Inc., Class A	3,400	50,082
Employers Holdings, Inc.	1,663	79,841
Enstar Group Ltd.(a)	1,222	396,417
Everest Group Ltd.	4,071	1,599,374
F&G Annuities & Life, Inc.	1,745	75,262
Fidelis Insurance Holdings Ltd.	4,721	83,987
First American Financial Corp.	9,829	595,441
Genworth Financial, Inc., Class A(a)	34,143	231,148
Globe Life, Inc.	9,313	863,688
GoHealth, Inc., Class A(a)	784	10,286
Goosehead Insurance, Inc., Class A(a)	2,252	203,333
Greenlight Capital Re Ltd., Class A(a)	3,733	51,515
Hamilton Insurance Group Ltd., Class B(a)	1,417	24,698
Hanover Insurance Group, Inc.	3,472	477,365
HCI Group, Inc.	696	65,605
Heritage Insurance Holdings, Inc.(a)	2,404	19,208
Hippo Holdings, Inc.(a)	1,964	34,841
Horace Mann Educators Corp.	3,552	122,793
Investors Title Co.	146	31,075
James River Group Holdings Ltd.	3,600	31,104
Kemper Corp.	5,910	378,595
Kingsway Financial Services, Inc.(a)	1,645	13,950
Kinsale Capital Group, Inc.	2,080	950,706
Lemonade, Inc.(a)(b)	4,905	88,437
Lincoln National Corp.	14,766	491,708
Maiden Holdings Ltd.(a)(b)	9,593	20,241
MBIA, Inc.	4,394	19,334
Mercury General Corp.	2,725	163,146
NI Holdings, Inc.(a)	788	12,939
Old Republic International Corp.	24,930	863,077
Oscar Health, Inc., Class A(a)	19,148	338,537
Palomar Holdings, Inc.(a)	2,337	215,027
Primerica, Inc.	3,567	898,064
ProAssurance Corp.(a)	2,756	36,104
Reinsurance Group of America, Inc.	6,346	1,430,579
RenaissanceRe Holdings Ltd.	4,896	1,135,431
RLI Corp.	3,906	588,204
Root, Inc., Class A(a)(b)	849	51,135
Ryan Specialty Holdings, Inc., Class A	9,692	596,930
Safety Insurance Group, Inc.	1,397	119,513
Selective Insurance Group, Inc.	5,661	511,301
Selectquote, Inc.(a)	15,377	62,892
SiriusPoint Ltd.(a)	9,761	140,265
Skyward Specialty Insurance Group, Inc.(a)	3,389	134,103
Stewart Information Services Corp.	2,246	158,792
Tiptree, Inc.	2,041	40,310
Trupanion, Inc.(a)	3,782	140,161
United Fire Group, Inc.	1,943	43,543
Universal Insurance Holdings, Inc.	2,383	47,207
Unum Group	15,244	876,987
White Mountains Insurance Group Ltd.	239	426,854
		20,123,779

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services — 0.6%
Bumble, Inc., Class A(a)	9,115	$ 85,134
Cargurus, Inc., Class A(a)	8,325	206,627
Cars.com, Inc.(a)	5,940	122,483
EverQuote, Inc., Class A(a)	2,046	53,380
fuboTV, Inc.(a)(b)	22,903	33,438
Getty Images Holdings, Inc.(a)	9,843	37,502
Grindr, Inc.(a)	2,119	24,644
IAC, Inc.(a)	7,234	382,028
Match Group, Inc.(a)	25,171	960,022
MediaAlpha, Inc., Class A(a)	2,009	29,472
Nextdoor Holdings, Inc.(a)(b)	14,622	41,526
Outbrain, Inc.(a)	4,296	20,535
QuinStreet, Inc.(a)	4,821	90,153
Shutterstock, Inc.	2,408	106,482
System1, Inc., Class A(a)	3,286	4,469
TripAdvisor, Inc.(a)	9,910	174,713
TrueCar, Inc.(a)	10,955	40,095
Trump Media & Technology Group Corp.(a)(b)	5,443	156,432
Vimeo, Inc.(a)	13,908	55,910
Yelp, Inc.(a)	6,008	218,871
Ziff Davis, Inc.(a)	4,184	200,330
ZipRecruiter, Inc., Class A(a)	5,695	52,166
ZoomInfo Technologies, Inc., Class A(a)	29,657	336,904
		3,433,316
IT Services — 0.7%
Amdocs Ltd.	10,806	945,201
Applied Digital Corp.(a)(b)	7,508	36,489
ASGN, Inc.(a)	4,319	408,880
Backblaze, Inc., Class A(a)	3,874	25,646
BigBear.ai Holdings, Inc.(a)(b)	8,674	13,098
BigCommerce Holdings, Inc., Series 1(a)	7,669	62,119
Core Scientific, Inc.(a)	16,714	162,961
Couchbase, Inc.(a)	4,147	79,581
DigitalOcean Holdings, Inc.(a)	6,242	206,797
DXC Technology Co.(a)(b)	17,377	353,448
Fastly, Inc., Class A(a)(b)	11,522	93,328
Globant SA(a)(b)	3,981	775,141
Grid Dynamics Holdings, Inc., Class A(a)	4,796	61,868
Hackett Group, Inc.	2,311	63,044
Information Services Group, Inc.	3,455	11,989
Kyndryl Holdings, Inc.(a)	21,163	568,650
Perficient, Inc.(a)	3,127	235,807
Rackspace Technology, Inc.(a)	3,776	8,836
Squarespace, Inc., Class A(a)	5,757	254,402
Thoughtworks Holding, Inc.(a)(b)	8,984	31,264
Tucows, Inc., Class A(a)	808	20,337
Unisys Corp.(a)	6,488	30,883
		4,449,769
Leisure Products — 0.6%
Acushnet Holdings Corp.	2,593	188,200
AMMO, Inc.(a)(b)	6,541	11,905
Brunswick Corp.	6,295	512,728
Clarus Corp.	1,641	9,912
Escalade, Inc.	1,074	15,981
Funko, Inc., Class A(a)	3,070	30,669
Hasbro, Inc.	13,153	847,842
JAKKS Pacific, Inc.(a)	654	13,760
Johnson Outdoors, Inc., Class A	523	22,175
Latham Group, Inc.(a)	3,286	11,961
Malibu Boats, Inc., Class A(a)	1,710	65,048
Marine Products Corp.	440	4,660
MasterCraft Boat Holdings, Inc.(a)	1,528	33,433
Security	Shares	Value
Leisure Products (continued)
Mattel, Inc.(a)	32,222	$ 621,562
Peloton Interactive, Inc., Class A(a)	30,362	108,089
Polaris, Inc.	4,938	411,237
Smith & Wesson Brands, Inc.	3,825	63,304
Solo Brands, Inc., Class A(a)	1,709	4,084
Sturm Ruger & Co., Inc.	1,584	71,454
Topgolf Callaway Brands Corp.(a)	13,214	218,031
Vista Outdoor, Inc.(a)	5,424	220,377
YETI Holdings, Inc.(a)(b)	7,872	325,507
		3,811,919
Life Sciences Tools & Services — 1.3%
10X Genomics, Inc., Class A(a)	10,039	207,506
Adaptive Biotechnologies Corp.(a)	9,592	43,644
Akoya Biosciences, Inc.(a)	1,301	3,213
Azenta, Inc.(a)	5,296	329,888
BioLife Solutions, Inc.(a)	3,199	76,840
Bio-Rad Laboratories, Inc., Class A(a)	1,825	617,507
Bio-Techne Corp.	14,706	1,199,863
Bruker Corp.	9,910	678,934
Charles River Laboratories International, Inc.(a)	4,862	1,186,814
ChromaDex Corp.(a)(b)	6,728	20,117
Codexis, Inc.(a)	6,408	22,941
CryoPort, Inc.(a)	3,836	35,406
Cytek Biosciences, Inc.(a)	10,029	67,295
Fortrea Holdings, Inc.(a)(b)	2,398	66,161
Harvard Bioscience, Inc.(a)	3,631	11,619
Lifecore Biomedical, Inc.(a)	3,493	22,111
Maravai LifeSciences Holdings, Inc., Class A(a)	9,630	93,700
MaxCyte, Inc.(a)	11,269	54,091
Medpace Holdings, Inc.(a)	2,402	918,813
Mesa Laboratories, Inc.	475	54,397
Nautilus Biotechnology, Inc.(a)	3,652	9,897
OmniAb, Inc.(a)(b)	9,383	44,945
OmniAb, Inc., 12.50 Earnout Shares(c)	494	—
OmniAb, Inc., 15.00 Earnout Shares(c)	494	—
Pacific Biosciences of California, Inc.(a)(b)	21,325	43,929
QIAGEN NV	21,050	936,514
Quanterix Corp.(a)	2,976	43,926
Quantum-Si, Inc.(a)(b)	8,727	9,512
Repligen Corp.(a)	5,267	881,432
Sotera Health Co.(a)	11,676	161,946
Standard BioTools, Inc.(a)	28,355	63,515
		7,906,476
Machinery — 4.2%
374Water, Inc.(a)(b)	5,305	6,419
3D Systems Corp.(a)	11,033	40,270
AGCO Corp.	5,841	551,507
Alamo Group, Inc.	993	191,371
Albany International Corp., Class A	3,027	283,267
Allison Transmission Holdings, Inc.	8,075	715,364
Astec Industries, Inc.	2,280	80,005
Atmus Filtration Technologies, Inc.(a)	7,641	235,648
Barnes Group, Inc.	4,191	169,065
Blue Bird Corp.(a)	3,025	157,663
Chart Industries, Inc.(a)(b)	3,933	633,528
Columbus McKinnon Corp./New York	2,572	98,147
Commercial Vehicle Group, Inc.(a)	3,178	17,320
Crane Co.	4,609	739,376
Donaldson Co., Inc.	11,156	834,692
Douglas Dynamics, Inc.	1,869	54,033
Eastern Co.	695	20,461
Energy Recovery, Inc.(a)	4,657	67,899
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Enerpac Tool Group Corp., Class A	5,101	$ 205,060
Enpro, Inc.	1,990	340,171
Esab Corp.	5,443	553,009
ESCO Technologies, Inc.	2,455	301,867
Federal Signal Corp.	5,481	547,936
Flowserve Corp.	12,527	633,240
Franklin Electric Co., Inc.	4,215	449,403
Gates Industrial Corp. PLC(a)	19,485	362,226
Gencor Industries, Inc.(a)	1,044	25,714
Gorman-Rupp Co.	2,064	85,264
Graco, Inc.	15,671	1,332,818
Graham Corp.(a)	929	30,443
Greenbrier Cos., Inc.	2,918	148,847
Helios Technologies, Inc.	2,988	137,299
Hillenbrand, Inc.	6,716	297,049
Hillman Solutions Corp.(a)(b)	18,160	184,324
Hyliion Holdings Corp., Class A(a)(b)	11,844	26,294
Hyster-Yale Materials Handling, Inc., Class A	996	81,413
ITT, Inc.	7,793	1,102,398
John Bean Technologies Corp.	3,005	295,632
Kadant, Inc.(b)	1,097	385,584
Kennametal, Inc.	7,298	190,770
L B Foster Co., Class A(a)	855	20,528
Lincoln Electric Holdings, Inc.	5,174	1,062,791
Lindsay Corp.	928	116,919
Luxfer Holdings PLC	2,124	27,485
Manitowoc Co., Inc.(a)	2,941	37,174
Mayville Engineering Co., Inc.(a)	1,163	22,225
Middleby Corp.(a)	5,056	685,492
Miller Industries, Inc.	993	67,464
Mueller Industries, Inc.	10,314	731,675
Mueller Water Products, Inc., Class A	14,327	296,282
NN, Inc.(a)	5,472	21,450
Nordson Corp.	5,367	1,343,521
Omega Flex, Inc.	303	15,932
Oshkosh Corp.	6,264	680,584
Park-Ohio Holdings Corp.	887	27,692
Pentair PLC	15,602	1,370,948
Proto Labs, Inc.(a)	2,468	85,936
RBC Bearings, Inc.(a)(b)	2,683	780,324
REV Group, Inc.	4,964	144,849
Shyft Group, Inc.	3,287	55,123
Snap-on, Inc.	4,886	1,402,429
SPX Technologies, Inc.(a)	4,198	619,373
Standex International Corp.	1,100	205,480
Tennant Co.	1,699	182,965
Terex Corp.	6,149	388,986
Timken Co.	6,155	535,177
Titan International, Inc.(a)(b)	4,442	37,846
Toro Co.	9,857	943,611
Trinity Industries, Inc.	8,026	265,339
Twin Disc, Inc.	1,454	20,967
Wabash National Corp.	4,478	96,232
Watts Water Technologies, Inc., Class A	2,509	520,668
		25,426,263
Marine Transportation — 0.2%
Costamare, Inc.	4,332	64,200
Genco Shipping & Trading Ltd.	4,279	83,055
Golden Ocean Group Ltd.(a)	11,418	141,812
Himalaya Shipping Ltd.	2,508	20,365
Kirby Corp.(a)	5,432	667,484
Security	Shares	Value
Marine Transportation (continued)
Matson, Inc.	3,152	$ 418,302
Pangaea Logistics Solutions Ltd.	2,775	20,147
Safe Bulkers, Inc.	6,947	35,152
		1,450,517
Media — 1.3%
Advantage Solutions, Inc., Class A(a)(b)	7,451	29,878
AMC Networks, Inc., Class A(a)(b)	2,693	29,973
Boston Omaha Corp., Class A(a)	1,772	26,048
Cable One, Inc.	508	209,997
Cardlytics, Inc.(a)(b)	3,678	30,491
Clear Channel Outdoor Holdings, Inc.(a)	32,025	53,161
EchoStar Corp., Class A(a)	11,485	230,619
Emerald Holding, Inc.(a)(b)	1,074	6,090
Entravision Communications Corp., Class A	4,839	10,597
EW Scripps Co., Class A(a)	5,145	19,345
Gambling.com Group Ltd.(a)	2,414	23,223
Gannett Co., Inc.(a)	13,242	65,018
Gray Television, Inc.	7,159	46,032
Ibotta, Inc., Class A(a)	730	49,085
iHeartMedia, Inc., Class A(a)	10,087	17,955
Innovid Corp.(a)(b)	9,764	20,700
Integral Ad Science Holding Corp.(a)	6,312	64,256
Interpublic Group of Cos., Inc.	35,982	1,157,541
John Wiley & Sons, Inc., Class A	3,230	154,232
Liberty Broadband Corp., Class A(a)	1,531	101,383
Liberty Broadband Corp., Class C(a)	10,495	707,258
Liberty Media Corp.-Liberty Live, Class A(a)	2,144	80,979
Liberty Media Corp.-Liberty Live, Class C(a)	4,379	170,869
Liberty Media Corp.-Liberty SiriusXM(a)	14,232	320,362
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	6,188	139,973
Magnite, Inc.(a)	11,517	167,457
National CineMedia, Inc.(a)	7,102	42,896
New York Times Co., Class A	15,210	815,104
News Corp., Class A	35,378	975,725
News Corp., Class B	11,813	336,552
Nexstar Media Group, Inc., Class A	3,026	559,175
Paramount Global, Class A	964	22,076
Paramount Global, Class B	56,208	641,895
PubMatic, Inc., Class A(a)	3,832	84,151
Scholastic Corp.	2,205	69,083
Sinclair, Inc., Class A	3,470	53,369
Stagwell, Inc., Class A(a)(b)	7,585	50,668
TechTarget, Inc.(a)(b)	2,158	69,056
TEGNA, Inc.	17,143	273,088
Thryv Holdings, Inc.(a)	3,347	65,200
Townsquare Media, Inc., Class A	1,221	14,750
WideOpenWest, Inc.(a)	5,083	27,702
		8,033,012
Metals & Mining — 1.7%
Alcoa Corp.	23,831	787,376
Alpha Metallurgical Resources, Inc.	1,056	311,953
Arch Resources, Inc., Class A	1,651	241,954
ATI, Inc.(a)(b)	11,513	779,545
Caledonia Mining Corp. PLC	1,412	16,520
Carpenter Technology Corp.	4,482	653,789
Century Aluminum Co.(a)	4,566	68,992
Cleveland-Cliffs, Inc.(a)	44,727	686,559
Coeur Mining, Inc.(a)	37,382	242,609
Commercial Metals Co.	10,792	648,599
Compass Minerals International, Inc.	2,850	37,905
Constellium SE, Class A(a)	12,647	225,243

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Contango ORE, Inc.(a)(b)	352	$ 8,043
Dakota Gold Corp.(a)	5,742	13,666
Haynes International, Inc.	1,001	59,610
Hecla Mining Co.	56,366	325,796
i-80 Gold Corp.(a)(b)	17,174	18,033
Ivanhoe Electric, Inc.(a)(b)	7,956	78,924
Kaiser Aluminum Corp.	1,460	114,887
Lifezone Holdings Ltd.(a)	3,306	26,084
Materion Corp.	1,879	226,288
Metals Acquisition Ltd., Class A(a)	4,743	61,185
MP Materials Corp., Class A(a)(b)	12,719	171,961
Novagold Resources, Inc.(a)	20,622	98,573
Olympic Steel, Inc.	817	41,406
Perpetua Resources Corp.(a)	3,812	25,884
Piedmont Lithium, Inc.(a)(b)	1,277	12,796
Radius Recycling, Inc., Class A	2,213	40,100
Ramaco Resources, Inc., Class A	2,784	37,862
Ramaco Resources, Inc., Class B	367	4,290
Reliance, Inc.	5,407	1,646,756
Royal Gold, Inc.	6,178	853,305
Ryerson Holding Corp.	2,661	63,305
SSR Mining, Inc.	19,133	106,571
SunCoke Energy, Inc.	7,267	85,024
TimkenSteel Corp.(a)	3,662	82,102
Tredegar Corp.	2,462	14,058
U.S. Steel Corp.	21,137	868,519
Universal Stainless & Alloy Products, Inc.(a)	823	30,879
Warrior Met Coal, Inc.	4,747	328,065
Worthington Steel, Inc.	2,988	119,132
		10,264,148
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
AFC Gamma, Inc.	1,189	10,665
AG Mortgage Investment Trust, Inc.	3,277	25,298
AGNC Investment Corp.	65,222	652,872
Angel Oak Mortgage REIT, Inc.	934	11,768
Annaly Capital Management, Inc.	47,971	955,103
Apollo Commercial Real Estate Finance, Inc.	13,097	142,757
Arbor Realty Trust, Inc.(b)	15,209	205,322
Ares Commercial Real Estate Corp.	4,447	34,375
ARMOUR Residential REIT, Inc.	4,049	81,790
Blackstone Mortgage Trust, Inc., Class A	16,080	287,028
BrightSpire Capital, Inc., Class A	10,998	63,019
Chicago Atlantic Real Estate Finance, Inc.	2,048	32,727
Chimera Investment Corp.	8,027	117,274
Claros Mortgage Trust, Inc.	7,823	74,397
Dynex Capital, Inc.	5,088	61,921
Ellington Financial, Inc.	8,135	103,233
Franklin BSP Realty Trust, Inc.	6,896	95,441
Granite Point Mortgage Trust, Inc.	3,724	11,098
Invesco Mortgage Capital, Inc.	3,464	31,453
KKR Real Estate Finance Trust, Inc.	6,485	74,448
Ladder Capital Corp., Class A	12,478	149,736
MFA Financial, Inc.	10,431	116,723
New York Mortgage Trust, Inc.	7,546	48,898
Nexpoint Real Estate Finance, Inc.	971	14,012
Orchid Island Capital, Inc.	3,741	30,078
PennyMac Mortgage Investment Trust	8,437	116,177
Ready Capital Corp.	14,741	136,796
Redwood Trust, Inc.	13,080	95,092
Rithm Capital Corp.	46,418	538,913
Seven Hills Realty Trust	1,421	19,027
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Starwood Property Trust, Inc.	28,250	$ 563,587
Sunrise Realty Trust, Inc.(a)	396	4,752
TPG RE Finance Trust, Inc.	6,458	56,443
Two Harbors Investment Corp.	9,426	126,968
		5,089,191
Multi-Utilities — 0.4%
Avista Corp.	7,027	275,318
Black Hills Corp.	6,303	372,192
NiSource, Inc.	41,821	1,306,906
Northwestern Energy Group, Inc.	6,103	328,158
Unitil Corp.	1,373	84,138
		2,366,712
Office REITs — 0.8%
Boston Properties, Inc.	14,947	1,065,870
Brandywine Realty Trust	15,393	77,581
City Office REIT, Inc.	3,573	21,617
COPT Defense Properties	10,742	311,196
Cousins Properties, Inc.	14,015	385,553
Douglas Emmett, Inc.	13,755	221,318
Easterly Government Properties, Inc.	9,074	126,401
Equity Commonwealth(a)	9,705	197,691
Franklin Street Properties Corp.	10,872	18,917
Highwoods Properties, Inc.	10,335	320,075
Hudson Pacific Properties, Inc.	12,119	72,593
JBG SMITH Properties	8,647	141,378
Kilroy Realty Corp.	10,868	401,790
NET Lease Office Properties	1,419	41,875
Orion Office REIT, Inc.	4,549	18,423
Paramount Group, Inc.	16,731	87,670
Peakstone Realty Trust, Class E	3,681	49,988
Piedmont Office Realty Trust, Inc., Class A	10,807	93,480
Postal Realty Trust, Inc., Class A	1,528	22,859
SL Green Realty Corp.	5,940	395,842
Vornado Realty Trust	16,298	488,777
		4,560,894
Oil, Gas & Consumable Fuels — 3.8%
Aemetis, Inc.(a)(b)	528	1,695
Amplify Energy Corp.(a)	3,118	23,416
Antero Midstream Corp.	31,436	451,421
Antero Resources Corp.(a)	27,374	794,393
APA Corp.	34,487	1,075,650
Ardmore Shipping Corp.	3,942	85,463
Berry Corp.	6,916	47,444
California Resources Corp.	6,584	338,681
Centrus Energy Corp., Class A(a)	1,183	51,685
Chesapeake Energy Corp.	12,441	949,622
Chord Energy Corp.	5,834	1,001,464
Civitas Resources, Inc.	9,458	659,790
Clean Energy Fuels Corp.(a)	14,230	40,556
CNX Resources Corp.(a)	14,049	371,877
Comstock Resources, Inc.	8,266	78,279
CONSOL Energy, Inc.(a)	2,626	262,101
Crescent Energy Co., Class A	15,905	194,523
CVR Energy, Inc.	3,362	96,153
Delek U.S. Holdings, Inc.	5,720	136,022
DHT Holdings, Inc.	12,045	141,529
Diversified Energy Co. PLC(b)	4,440	73,038
Dorian LPG Ltd.	3,340	136,472
DT Midstream, Inc.(a)	9,098	685,625
Empire Petroleum Corp.(a)(b)	1,251	6,843
Encore Energy Corp.(a)	16,124	62,884
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Energy Fuels, Inc./Canada(a)(b)	14,177	$ 80,667
EQT Corp.	55,816	1,926,210
Evolution Petroleum Corp.	2,595	14,584
Excelerate Energy, Inc., Class A	1,901	38,267
FLEX LNG Ltd.(a)	2,999	80,673
FutureFuel Corp.	3,064	17,128
Golar LNG Ltd.	9,242	322,546
Granite Ridge Resources, Inc.	4,976	34,086
Green Plains, Inc.(a)(b)	5,399	95,724
Gulfport Energy Corp.(a)	1,197	176,210
Hallador Energy Co.(a)	1,901	15,132
HF Sinclair Corp.	15,158	780,182
HighPeak Energy, Inc.(b)	629	10,574
International Seaways, Inc.	3,743	209,608
Kinetik Holdings, Inc., Class A	3,437	142,567
Kosmos Energy Ltd.(a)	44,671	247,031
Magnolia Oil & Gas Corp., Class A	15,526	422,928
Matador Resources Co.	11,059	679,907
Murphy Oil Corp.	13,684	566,244
NACCO Industries, Inc., Class A	484	14,573
New Fortress Energy, Inc., Class A(b)	6,011	118,657
NextDecade Corp.(a)(b)	10,760	87,264
Nordic American Tankers Ltd.	17,332	64,648
Northern Oil and Gas, Inc.	9,275	400,587
Ovintiv, Inc.	25,482	1,183,384
Par Pacific Holdings, Inc.(a)	5,578	148,096
PBF Energy, Inc., Class A	9,744	397,068
Peabody Energy Corp.	12,122	269,230
Permian Resources Corp., Class A	59,316	909,907
PrimeEnergy Resources Corp.(a)	24	2,835
Range Resources Corp.	22,351	698,022
REX American Resources Corp.(a)	1,219	61,937
Riley Exploration Permian, Inc.	901	26,390
Ring Energy, Inc.(a)	17,969	35,399
Sable Offshore Corp.(a)	4,306	72,427
SandRidge Energy, Inc.	3,317	45,078
Scorpio Tankers, Inc.	4,343	333,021
SFL Corp. Ltd.	10,856	128,535
Sitio Royalties Corp., Class A	7,665	186,643
SM Energy Co.	10,874	502,379
Southwestern Energy Co.(a)	103,567	668,007
Talos Energy, Inc.(a)	14,142	167,441
Teekay Corp.(a)	5,790	50,199
Teekay Tankers Ltd., Class A	2,317	151,624
Texas Pacific Land Corp.	1,767	1,492,938
Uranium Energy Corp.(a)(b)	37,925	224,895
Ur-Energy, Inc.(a)	24,324	30,162
VAALCO Energy, Inc.	9,062	64,884
Viper Energy, Inc., Class A	8,410	358,855
Vital Energy, Inc.(a)(b)	2,735	119,273
Vitesse Energy, Inc.	2,085	54,127
W&T Offshore, Inc.	9,251	22,295
World Kinect Corp.	5,355	149,565
		22,867,239
Paper & Forest Products — 0.2%
Clearwater Paper Corp.(a)	1,527	84,703
Louisiana-Pacific Corp.	6,127	601,426
Sylvamo Corp.	3,355	247,297
		933,426
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	11,890	446,232
Allegiant Travel Co.	1,520	85,226
Security	Shares	Value
Passenger Airlines (continued)
American Airlines Group, Inc.(a)(b)	61,972	$ 659,382
Blade Air Mobility, Inc., Class A(a)	4,942	16,309
Frontier Group Holdings, Inc.(a)(b)	3,328	13,112
Hawaiian Holdings, Inc.(a)(b)	4,718	60,343
JetBlue Airways Corp.(a)	27,968	179,275
Joby Aviation, Inc., Class A(a)(b)	38,045	227,509
SkyWest, Inc.(a)	3,672	293,540
Spirit Airlines, Inc.	11,508	34,639
Sun Country Airlines Holdings, Inc.(a)	3,548	46,479
Wheels Up Experience, Inc., Class A(a)	9,489	24,956
		2,087,002
Personal Care Products — 0.4%
Beauty Health Co., Class A(a)	7,546	13,960
BellRing Brands, Inc.(a)	12,295	630,488
Coty, Inc., Class A(a)(b)	37,417	372,299
Edgewell Personal Care Co.	4,694	183,770
elf Beauty, Inc.(a)(b)	5,002	863,245
Herbalife Ltd.(a)	10,108	124,126
Honest Co., Inc.(a)	7,657	28,561
Inter Parfums, Inc.	1,658	233,248
Medifast, Inc.	907	19,891
Nature’s Sunshine Products, Inc.(a)	822	14,064
Nu Skin Enterprises, Inc., Class A	4,256	47,752
Olaplex Holdings, Inc.(a)(b)	11,336	23,579
USANA Health Sciences, Inc.(a)	1,062	47,365
Veru, Inc.(a)	20,660	19,342
Waldencast PLC, Class A(a)	4,217	13,241
		2,634,931
Pharmaceuticals — 1.4%
Alimera Sciences, Inc.(a)	2,974	16,535
Amneal Pharmaceuticals, Inc., Class A(a)	15,317	112,274
Amphastar Pharmaceuticals, Inc.(a)	3,798	165,289
ANI Pharmaceuticals, Inc.(a)	1,716	112,776
Aquestive Therapeutics, Inc.(a)(b)	7,123	27,352
Arvinas, Inc.(a)	6,099	167,784
Atea Pharmaceuticals, Inc.(a)	6,727	25,697
Avadel Pharmaceuticals PLC(a)	8,725	142,567
Axsome Therapeutics, Inc.(a)	3,453	301,481
Biote Corp., Class A(a)	2,285	18,120
Cassava Sciences, Inc.(a)(b)	3,621	80,459
Catalent, Inc.(a)	17,098	1,014,595
Collegium Pharmaceutical, Inc.(a)(b)	3,356	129,441
Contineum Therapeutics, Inc., Class A(a)	824	16,529
Corcept Therapeutics, Inc.(a)	7,453	288,208
CorMedix, Inc.(a)(b)	4,098	18,769
Edgewise Therapeutics, Inc.(a)	6,880	117,166
Elanco Animal Health, Inc.(a)	46,551	607,025
Enliven Therapeutics, Inc.(a)(b)	3,362	88,690
Esperion Therapeutics, Inc.(a)	17,618	40,698
Evolus, Inc.(a)	5,182	64,360
EyePoint Pharmaceuticals, Inc.(a)(b)	5,326	52,621
Fulcrum Therapeutics, Inc.(a)	6,071	56,339
Harmony Biosciences Holdings, Inc.(a)(b)	2,905	98,363
Harrow, Inc.(a)(b)	2,502	64,502
Innoviva, Inc.(a)(b)	5,483	103,300
Intra-Cellular Therapies, Inc.(a)	9,745	767,126
Jazz Pharmaceuticals PLC(a)	5,739	632,725
Ligand Pharmaceuticals, Inc.(a)	1,499	163,376
Liquidia Corp.(a)(b)	6,102	72,797
Longboard Pharmaceuticals, Inc.(a)	3,031	100,750
MediWound Ltd.(a)	1,124	21,615
Mind Medicine MindMed, Inc.(a)(b)	7,041	65,200

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Nektar Therapeutics(a)	16,930	$ 22,686
Neumora Therapeutics, Inc.(a)(b)	7,981	102,636
Nuvation Bio, Inc., Class A(a)	19,180	73,459
Ocular Therapeutix, Inc.(a)(b)	14,603	123,541
Omeros Corp.(a)(b)	5,484	29,559
Organon & Co.	24,495	535,461
Pacira BioSciences, Inc.(a)	4,015	82,910
Perrigo Co. PLC	13,164	372,146
Phathom Pharmaceuticals, Inc.(a)(b)	2,726	32,221
Phibro Animal Health Corp., Class A	1,994	37,647
Pliant Therapeutics, Inc.(a)	4,820	68,974
Prestige Consumer Healthcare, Inc.(a)	4,740	335,639
Revance Therapeutics, Inc.(a)	8,259	31,219
Scilex Holding Co., (Acquired 01/06/23, Cost: $50,126)(d)	4,783	7,476
scPharmaceuticals, Inc.(a)	2,577	12,962
SIGA Technologies, Inc.	4,478	44,690
Supernus Pharmaceuticals, Inc.(a)	4,654	138,782
Tarsus Pharmaceuticals, Inc.(a)(b)	3,450	83,801
Terns Pharmaceuticals, Inc.(a)	6,121	47,438
Theravance Biopharma, Inc.(a)	4,107	41,522
Third Harmonic Bio, Inc.(a)	1,922	23,333
Trevi Therapeutics, Inc.(a)(b)	5,359	17,042
Ventyx Biosciences, Inc.(a)	4,644	10,774
Verrica Pharmaceuticals, Inc.(a)	2,416	15,921
WaVe Life Sciences Ltd.(a)	6,520	43,097
Xeris Biopharma Holdings, Inc.(a)(b)	13,971	34,648
Zevra Therapeutics, Inc.(a)(b)	3,233	20,982
		8,145,095
Professional Services — 2.2%
Alight, Inc., Class A(a)	44,574	337,425
Asure Software, Inc.(a)	2,252	23,196
Barrett Business Services, Inc.	2,256	82,209
BlackSky Technology, Inc., Class A(a)	12,150	13,608
CACI International, Inc., Class A(a)	2,091	964,955
CBIZ, Inc.(a)	4,546	315,492
Clarivate PLC(a)(b)	39,005	262,894
Concentrix Corp.	4,532	319,506
Conduent, Inc.(a)	16,572	67,614
CRA International, Inc.	643	112,396
CSG Systems International, Inc.	3,004	140,707
Dayforce, Inc.(a)(b)	13,868	822,095
Dun & Bradstreet Holdings, Inc.	29,322	319,023
ExlService Holdings, Inc.(a)	14,709	518,639
Exponent, Inc.	4,681	496,560
First Advantage Corp.	5,215	89,802
FiscalNote Holdings, Inc., Class A(a)	6,358	9,728
Forrester Research, Inc.(a)	977	19,726
Franklin Covey Co.(a)	1,083	47,338
FTI Consulting, Inc.(a)	3,305	720,391
Genpact Ltd.	16,395	568,415
Heidrick & Struggles International, Inc.	1,687	67,716
HireQuest, Inc.	514	6,913
Huron Consulting Group, Inc.(a)	1,593	175,246
IBEX Holdings Ltd.(a)	872	15,208
ICF International, Inc.	1,702	250,364
Innodata, Inc.(a)	2,217	42,899
Insperity, Inc.	3,433	352,638
KBR, Inc.	12,663	843,229
Kelly Services, Inc., Class A	2,917	68,637
Kforce, Inc.	1,615	112,194
Security	Shares	Value
Professional Services (continued)
Korn Ferry	4,998	$ 368,452
Legalzoom.com, Inc.(a)	12,206	81,536
ManpowerGroup, Inc.	4,661	356,939
Maximus, Inc.	5,531	513,775
Mistras Group, Inc.(a)	1,891	18,910
NV5 Global, Inc.(a)	1,353	139,548
Parsons Corp.(a)	4,355	397,916
Paycor HCM, Inc.(a)	7,291	90,481
Paylocity Holding Corp.(a)	4,137	620,840
Planet Labs PBC, Class A(a)	17,056	43,322
Resources Connection, Inc.	2,762	32,951
Robert Half, Inc.	9,561	613,721
Science Applications International Corp.	4,847	602,967
Spire Global, Inc., Class A(a)(b)	2,129	29,678
Sterling Check Corp.(a)	3,088	48,420
TriNet Group, Inc.	3,084	321,507
TrueBlue, Inc.(a)	2,952	35,276
TTEC Holdings, Inc.	1,571	12,537
Upwork, Inc.(a)(b)	11,706	141,877
Verra Mobility Corp., Class A(a)	15,590	469,727
Willdan Group, Inc.(a)	1,011	34,253
WNS Holdings Ltd.(a)	4,388	261,437
		13,422,833
Real Estate Management & Development — 0.7%
American Realty Investors, Inc.(a)	667	14,094
Anywhere Real Estate, Inc.(a)	9,173	43,297
Compass, Inc., Class A(a)	34,774	152,658
Cushman & Wakefield PLC(a)	13,512	177,142
DigitalBridge Group, Inc., Class A	14,509	205,012
eXp World Holdings, Inc.	8,152	117,063
Forestar Group, Inc.(a)	1,988	62,880
FRP Holdings, Inc.(a)	1,340	40,321
Howard Hughes Holdings, Inc.(a)(b)	3,041	225,551
Jones Lang LaSalle, Inc.(a)	4,484	1,125,036
Kennedy-Wilson Holdings, Inc.	11,797	122,807
Marcus & Millichap, Inc.	2,137	84,647
Maui Land & Pineapple Co., Inc.(a)	337	8,058
Newmark Group, Inc., Class A	12,698	164,820
Opendoor Technologies, Inc.(a)(b)	61,341	142,311
RE/MAX Holdings, Inc., Class A	1,639	15,816
Real Brokerage, Inc.(a)	9,056	53,883
Redfin Corp.(a)(b)	11,073	90,134
RMR Group, Inc., Class A	1,457	37,795
St. Joe Co.	3,190	196,759
Star Holdings(a)	1,012	13,611
Stratus Properties, Inc.(a)	583	16,102
Tejon Ranch Co.(a)	2,103	39,957
Zillow Group, Inc., Class A(a)(b)	5,032	238,517
Zillow Group, Inc., Class C(a)(b)	14,552	708,682
		4,096,953
Residential REITs — 0.8%
American Homes 4 Rent, Class A	31,552	1,138,712
Apartment Investment and Management Co., Class A(a)	13,917	123,305
BRT Apartments Corp.	862	16,154
Camden Property Trust	9,774	1,082,470
Centerspace	1,383	96,575
Clipper Realty, Inc.	722	2,845
Elme Communities	7,926	130,462
Equity LifeStyle Properties, Inc.	17,208	1,181,845
Independence Realty Trust, Inc.	21,117	393,832
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs (continued)
NexPoint Residential Trust, Inc.	1,864	$ 81,438
UMH Properties, Inc.	5,924	105,210
Veris Residential, Inc.	7,637	119,977
		4,472,825
Retail REITs — 1.4%
Acadia Realty Trust	10,045	217,374
Agree Realty Corp.	9,003	620,937
Alexander’s, Inc.	187	45,310
Brixmor Property Group, Inc.	28,785	733,154
CBL & Associates Properties, Inc.	2,342	60,353
Federal Realty Investment Trust	7,777	868,302
Getty Realty Corp.	4,863	144,042
InvenTrust Properties Corp.	6,354	178,992
Kimco Realty Corp.	62,641	1,361,189
Kite Realty Group Trust	19,947	491,893
Macerich Co.	21,004	336,274
NETSTREIT Corp.	6,640	109,361
NNN REIT, Inc.	16,782	753,344
Phillips Edison & Co., Inc.	11,329	397,648
Regency Centers Corp.	17,372	1,169,830
Retail Opportunity Investments Corp.	11,754	175,722
Saul Centers, Inc.	822	32,510
SITE Centers Corp.	18,648	288,112
Tanger, Inc.	10,243	296,023
Urban Edge Properties	11,901	241,590
Whitestone REIT	5,182	71,512
		8,593,472
Semiconductors & Semiconductor Equipment — 2.0%
ACM Research, Inc., Class A(a)	4,644	83,360
Aehr Test Systems(a)	2,066	38,985
Allegro MicroSystems, Inc.(a)	7,095	170,564
Alpha & Omega Semiconductor Ltd.(a)	2,314	95,800
Ambarella, Inc.(a)	3,542	186,451
Amkor Technology, Inc.	10,723	350,213
Astera Labs, Inc.(a)(b)	2,071	90,793
Axcelis Technologies, Inc.(a)	3,064	387,136
CEVA, Inc.(a)	1,900	38,095
Cirrus Logic, Inc.(a)	5,075	662,186
Cohu, Inc.(a)	3,963	126,776
Credo Technology Group Holding Ltd.(a)	11,902	330,281
Diodes, Inc.(a)(b)	4,295	335,869
Everspin Technologies, Inc.(a)(b)	2,797	17,369
FormFactor, Inc.(a)	7,295	390,720
Ichor Holdings Ltd.(a)	3,102	105,468
Impinj, Inc.(a)	2,130	339,288
indie Semiconductor, Inc., Class A(a)(b)	15,421	92,218
Kulicke & Soffa Industries, Inc.	5,332	251,510
Lattice Semiconductor Corp.(a)	12,844	680,732
MACOM Technology Solutions Holdings, Inc., Class H(a)(b)	5,202	524,986
MaxLinear, Inc.(a)	7,188	101,638
MKS Instruments, Inc.	6,285	791,282
Navitas Semiconductor Corp.(a)	13,443	49,874
NVE Corp.	444	39,649
Onto Innovation, Inc.(a)	4,608	881,510
PDF Solutions, Inc.(a)(b)	3,012	105,691
Photronics, Inc.(a)	5,749	146,082
Power Integrations, Inc.	5,198	379,662
Qorvo, Inc.(a)	9,011	1,079,518
QuickLogic Corp.(a)(b)	1,597	17,248
Rambus, Inc.(a)	10,174	523,351
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Rigetti Computing, Inc.(a)(b)	18,308	$ 18,857
Semtech Corp.(a)	5,920	187,782
Silicon Laboratories, Inc.(a)(b)	2,936	352,702
SiTime Corp.(a)(b)	1,745	247,703
SkyWater Technology, Inc.(a)	2,656	19,654
SMART Global Holdings, Inc.(a)	4,706	110,120
Synaptics, Inc.(a)	3,571	311,820
Ultra Clean Holdings, Inc.(a)	4,173	180,524
Universal Display Corp.	4,378	974,630
Veeco Instruments, Inc.(a)	5,159	213,634
Wolfspeed, Inc.(a)	11,917	224,635
		12,256,366
Software — 5.2%
8x8, Inc.(a)	10,183	31,364
A10 Networks, Inc.	6,638	86,891
ACI Worldwide, Inc.(a)	9,976	431,262
Adeia, Inc.	10,284	120,837
Agilysys, Inc.(a)	2,064	231,354
Alarm.com Holdings, Inc.(a)	4,670	329,468
Alkami Technology, Inc.(a)	4,358	142,637
Altair Engineering, Inc., Class A(a)(b)	5,359	473,521
American Software, Inc., Class A	2,858	31,267
Amplitude, Inc., Class A(a)	7,424	63,549
Appfolio, Inc., Class A(a)	2,070	458,464
Appian Corp., Class A(a)	3,684	136,087
Arteris, Inc.(a)(b)	2,643	21,646
Asana, Inc., Class A(a)(b)	7,477	108,790
Aspen Technology, Inc.(a)	2,558	480,776
Aurora Innovation, Inc., Class A(a)(b)	78,942	315,768
AvePoint, Inc., Class A(a)	11,726	127,813
Bentley Systems, Inc., Class B	13,295	647,998
Bill Holdings, Inc.(a)	9,793	489,258
Bit Digital, Inc.(a)(b)	11,824	45,049
Blackbaud, Inc.(a)	3,975	315,536
Blackline, Inc.(a)	5,551	263,784
Blend Labs, Inc., Class A(a)	22,027	61,015
Box, Inc., Class A(a)	13,452	378,270
Braze, Inc., Class A(a)	4,880	215,013
C3.ai, Inc., Class A(a)(b)	7,496	200,518
CCC Intelligent Solutions Holdings, Inc.(a)	42,657	437,661
Cerence, Inc.(a)(b)	4,156	13,216
Cipher Mining, Inc.(a)(b)	16,179	84,616
Cleanspark, Inc.(a)(b)	20,826	333,216
Clear Secure, Inc., Class A	7,837	167,320
Clearwater Analytics Holdings, Inc., Class A(a)	13,008	254,306
CommVault Systems, Inc.(a)	4,109	628,061
Confluent, Inc., Class A(a)	22,861	571,982
Consensus Cloud Solutions, Inc.(a)	1,337	28,478
CS Disco, Inc.(a)	1,938	11,977
Daily Journal Corp.(a)	101	47,026
Dave, Inc., Class A(a)	733	26,652
Digimarc Corp.(a)(b)	1,204	38,516
Digital Turbine, Inc.(a)	7,798	18,559
Dolby Laboratories, Inc., Class A	5,565	438,299
Domo, Inc., Class B(a)	2,863	23,935
DoubleVerify Holdings, Inc.(a)	13,816	291,794
Dropbox, Inc., Class A(a)	23,614	564,847
D-Wave Quantum, Inc.(a)(b)	15,061	15,061
Dynatrace, Inc.(a)	24,601	1,080,476
E2open Parent Holdings, Inc., Class A(a)	17,484	81,650
eGain Corp.(a)	1,349	9,780
Elastic NV(a)	7,693	843,691

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Enfusion, Inc., Class A(a)(b)	5,445	$ 51,619
Envestnet, Inc.(a)	4,233	262,361
EverCommerce, Inc.(a)	2,329	28,088
Five9, Inc.(a)	7,008	312,206
Freshworks, Inc., Class A(a)	19,174	239,675
Gen Digital, Inc.	52,534	1,365,359
Gitlab, Inc., Class A(a)(b)	11,216	574,596
Guidewire Software, Inc.(a)	7,741	1,161,692
HashiCorp, Inc., Class A(a)	8,991	303,446
Hut 8 Corp.(a)(b)	7,605	111,337
iLearningEngines Holdings, Inc.(a)	2,663	22,023
Informatica, Inc., Class A(a)	6,091	145,819
Instructure Holdings, Inc.(a)	2,217	51,789
Intapp, Inc.(a)(b)	3,612	129,418
InterDigital, Inc.	2,385	292,783
Jamf Holding Corp.(a)(b)	6,689	122,476
Kaltura, Inc.(a)	8,322	11,068
LiveRamp Holdings, Inc.(a)	5,965	180,620
Manhattan Associates, Inc.(a)	5,763	1,471,755
Marathon Digital Holdings, Inc.(a)	25,673	504,988
Matterport, Inc., Class A(a)	24,608	109,260
MeridianLink, Inc.(a)	2,528	59,737
Mitek Systems, Inc.(a)	5,057	67,309
N-able, Inc.(a)	7,178	100,061
nCino, Inc.(a)	7,830	256,511
NCR Voyix Corp.(a)	14,074	207,592
NextNav, Inc.(a)(b)	5,519	45,863
Nutanix, Inc., Class A(a)	22,972	1,160,316
Olo, Inc., Class A(a)	9,917	47,403
ON24, Inc.(a)	1,990	13,074
OneSpan, Inc.(a)	3,402	50,350
Ooma, Inc.(a)(b)	1,841	19,146
Pagaya Technologies Ltd., Class A(a)	3,873	57,630
PagerDuty, Inc.(a)	8,333	174,410
Pegasystems, Inc.	4,217	294,009
Porch Group, Inc.(a)(b)	11,810	24,211
PowerSchool Holdings, Inc., Class A(a)	5,841	131,773
Procore Technologies, Inc.(a)	9,953	706,962
Progress Software Corp.	4,134	241,426
PROS Holdings, Inc.(a)(b)	4,244	102,280
Q2 Holdings, Inc.(a)(b)	5,591	377,225
Qualys, Inc.(a)(b)	3,498	521,692
Rapid7, Inc.(a)	5,845	229,942
Red Violet, Inc.(a)	922	23,751
Rekor Systems, Inc.(a)	1,638	2,981
ReposiTrak, Inc.	1,118	21,365
Rimini Street, Inc.(a)	5,015	11,133
RingCentral, Inc., Class A(a)	7,808	273,670
Riot Platforms, Inc.(a)(b)	25,599	260,854
Sapiens International Corp. NV	2,790	108,531
SEMrush Holdings, Inc., Class A(a)	3,194	47,080
SentinelOne, Inc., Class A(a)	21,416	490,426
Smartsheet, Inc., Class A(a)	11,792	565,544
SolarWinds Corp.	5,929	70,733
SoundHound AI, Inc., Class A(a)(b)	26,926	137,053
SoundThinking, Inc.(a)(b)	960	14,842
Sprinklr, Inc., Class A(a)(b)	9,827	96,599
Sprout Social, Inc., Class A(a)(b)	4,429	173,041
SPS Commerce, Inc.(a)	3,455	744,276
Telos Corp.(a)	5,484	23,581
Tenable Holdings, Inc.(a)(b)	11,071	508,380
Teradata Corp.(a)	8,958	290,418
Security	Shares	Value
Software (continued)
Terawulf, Inc.(a)	21,827	$ 90,800
UiPath, Inc., Class A(a)	36,823	448,136
Unity Software, Inc.(a)	28,256	462,268
Varonis Systems, Inc.(a)(b)	10,405	573,628
Verint Systems, Inc.(a)	6,033	218,033
Vertex, Inc., Class A(a)(b)	5,103	202,334
Viant Technology, Inc., Class A(a)	1,312	15,259
Weave Communications, Inc.(a)	3,690	36,900
Workiva, Inc., Class A(a)	4,821	355,645
Xperi, Inc.(a)	3,506	28,644
Yext, Inc.(a)(b)	9,760	56,218
Zeta Global Holdings Corp., Class A(a)	15,517	332,374
Zuora, Inc., Class A(a)	12,191	110,572
		31,355,423
Specialized REITs — 0.9%
CubeSmart	21,096	1,003,748
EPR Properties	7,435	334,575
Farmland Partners, Inc.	4,527	48,077
Four Corners Property Trust, Inc.	9,148	248,277
Gaming & Leisure Properties, Inc.	24,970	1,253,494
Gladstone Land Corp.	3,048	45,263
Lamar Advertising Co., Class A	8,261	990,163
National Storage Affiliates Trust	6,890	293,307
Outfront Media, Inc.	13,585	220,349
PotlatchDeltic Corp.	7,684	340,862
Rayonier, Inc.	14,049	426,106
Safehold, Inc.	4,617	106,837
Uniti Group, Inc.	22,214	85,302
		5,396,360
Specialty Retail — 2.6%
1-800-Flowers.com, Inc., Class A(a)	2,137	22,139
Aaron’s Co., Inc.	2,417	24,170
Abercrombie & Fitch Co., Class A(a)	4,715	695,368
Academy Sports & Outdoors, Inc.	6,646	359,349
Advance Auto Parts, Inc.	5,441	344,579
American Eagle Outfitters, Inc.	17,506	386,007
America’s Car-Mart, Inc.(a)(b)	542	37,534
Arhaus, Inc., Class A	4,811	73,079
Arko Corp., Class A	8,099	53,048
Asbury Automotive Group, Inc.(a)	1,907	513,403
AutoNation, Inc.(a)(b)	2,462	469,553
BARK, Inc.(a)	11,542	17,890
Bath & Body Works, Inc.	21,324	783,657
Beyond, Inc.(a)	4,251	48,036
Boot Barn Holdings, Inc.(a)(b)	2,739	365,602
Buckle, Inc.	2,984	128,879
Build-A-Bear Workshop, Inc.	1,166	31,622
Caleres, Inc.	3,360	129,562
Camping World Holdings, Inc., Class A	4,530	103,646
Carvana Co., Class A(a)(b)	9,969	1,328,170
Citi Trends, Inc.(a)	847	16,610
Designer Brands, Inc., Class A	3,750	30,600
Destination XL Group, Inc.(a)(b)	5,308	19,799
Dick’s Sporting Goods, Inc.	5,387	1,165,477
EVgo, Inc., Class A(a)(b)	10,220	39,245
Five Below, Inc.(a)	5,156	375,047
Floor & Decor Holdings, Inc., Class A(a)(b)	9,928	972,944
Foot Locker, Inc.	7,545	219,258
GameStop Corp., Class A(a)	25,412	576,090
Gap, Inc.	19,015	446,472
Genesco, Inc.(a)	1,083	33,389
Group 1 Automotive, Inc.	1,245	455,321
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
GrowGeneration Corp.(a)	4,901	$ 11,321
Haverty Furniture Cos., Inc.	1,242	36,353
J Jill, Inc.	268	10,305
Lands’ End, Inc.(a)	1,371	24,253
Leslie’s, Inc.(a)	16,733	49,362
Lithia Motors, Inc., Class A	2,571	710,444
MarineMax, Inc.(a)	1,821	63,498
Monro, Inc.	2,581	79,546
Murphy USA, Inc.	1,749	883,105
National Vision Holdings, Inc.(a)(b)	7,364	106,483
ODP Corp.(a)	3,428	144,833
OneWater Marine, Inc., Class A(a)(b)	945	23,323
Penske Automotive Group, Inc.	1,788	311,309
Petco Health & Wellness Co., Inc.(a)	7,307	25,282
RealReal, Inc.(a)(b)	9,324	34,872
Revolve Group, Inc.(a)(b)	3,606	69,776
RH(a)	1,371	397,700
Sally Beauty Holdings, Inc.(a)	9,137	104,619
Shoe Carnival, Inc.	1,550	65,829
Signet Jewelers Ltd.	3,997	336,268
Sleep Number Corp.(a)	1,513	17,853
Sonic Automotive, Inc., Class A	1,248	74,306
Stitch Fix, Inc., Class A(a)	7,148	33,667
ThredUp, Inc., Class A(a)(b)	5,918	12,428
Tile Shop Holdings, Inc.(a)	1,889	13,639
Tilly’s, Inc., Class A(a)	1,735	10,167
Torrid Holdings, Inc.(a)(b)	1,152	9,562
Upbound Group, Inc.	5,223	197,064
Urban Outfitters, Inc.(a)	6,142	282,839
Valvoline, Inc.(a)	12,204	567,486
Victoria’s Secret & Co.(a)	7,083	125,723
Warby Parker, Inc., Class A(a)	8,255	135,960
Wayfair, Inc., Class A(a)(b)	8,742	475,827
Winmark Corp.	273	108,010
Zumiez, Inc.(a)	1,465	37,240
		15,855,797
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure, Inc., Class A	2,066	16,838
Corsair Gaming, Inc.(a)	5,263	43,209
CPI Card Group, Inc.(a)	570	16,718
Diebold Nixdorf, Inc.(a)	2,478	107,917
Eastman Kodak Co.(a)(b)	5,301	30,799
Immersion Corp.	2,402	30,674
IonQ, Inc.(a)(b)	18,757	152,870
Pure Storage, Inc., Class A(a)	27,408	1,642,561
Turtle Beach Corp.(a)	1,439	20,822
		2,062,408
Textiles, Apparel & Luxury Goods — 1.2%
Amer Sports, Inc.(a)	11,342	131,681
Birkenstock Holding PLC(a)	3,729	220,421
Capri Holdings Ltd.(a)	10,467	351,063
Carter’s, Inc.	3,596	217,738
Columbia Sportswear Co.	3,155	257,763
Crocs, Inc.(a)	5,618	754,891
Figs, Inc., Class A(a)	10,661	69,297
G-III Apparel Group Ltd.(a)	4,011	110,583
Hanesbrands, Inc.(a)	32,992	195,972
Kontoor Brands, Inc.	5,174	362,956
Movado Group, Inc.	1,443	37,374
Oxford Industries, Inc.	1,420	149,569
PVH Corp.	5,481	559,007
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp., Class A	3,621	$ 635,811
Rocky Brands, Inc.	519	17,791
Skechers USA, Inc., Class A(a)	12,751	830,473
Steven Madden Ltd.	6,746	305,864
Superior Group of Cos., Inc.	1,290	25,697
Tapestry, Inc.	21,707	870,234
Under Armour, Inc., Class A(a)	18,086	126,059
Under Armour, Inc., Class C(a)	19,804	134,469
Vera Bradley, Inc.(a)	2,876	19,787
VF Corp.	33,496	568,092
Wolverine World Wide, Inc.	6,955	103,421
		7,056,013
Tobacco — 0.1%
Ispire Technology, Inc.(a)	1,708	13,049
Turning Point Brands, Inc.	1,502	56,656
Universal Corp.	2,338	124,896
Vector Group Ltd.	14,786	188,965
		383,566
Trading Companies & Distributors — 1.7%
Air Lease Corp., Class A	10,032	497,788
Alta Equipment Group, Inc., Class A	1,616	16,968
Applied Industrial Technologies, Inc.	3,609	787,448
Beacon Roofing Supply, Inc.(a)	6,002	617,006
BlueLinx Holdings, Inc.(a)	726	87,548
Boise Cascade Co.	3,679	522,749
Core & Main, Inc., Class A(a)	15,698	839,372
Custom Truck One Source, Inc.(a)(b)	5,253	26,318
Distribution Solutions Group, Inc.(a)	1,168	39,420
DNOW, Inc.(a)	10,084	154,890
DXP Enterprises, Inc.(a)	1,267	69,381
EVI Industries, Inc.	632	12,912
FTAI Aviation Ltd.	9,370	1,044,286
GATX Corp.	3,347	466,906
Global Industrial Co.	1,096	38,228
GMS, Inc.(a)	3,883	373,661
H&E Equipment Services, Inc.	2,992	156,482
Herc Holdings, Inc.	2,603	405,651
Hudson Technologies, Inc.(a)	3,708	31,740
Karat Packaging, Inc.	819	24,464
McGrath RentCorp	2,193	240,857
MRC Global, Inc.(a)	7,630	110,482
MSC Industrial Direct Co., Inc., Class A	4,287	381,329
Rush Enterprises, Inc., Class A	5,583	284,789
Rush Enterprises, Inc., Class B	753	35,602
SiteOne Landscape Supply, Inc.(a)(b)	4,222	619,283
Titan Machinery, Inc.(a)	1,739	31,006
Transcat, Inc.(a)	787	90,694
Watsco, Inc.	3,260	1,595,737
WESCO International, Inc.	4,104	717,995
Willis Lease Finance Corp.	327	28,214
Xometry, Inc., Class A(a)	3,371	49,318
		10,398,524
Transportation — 0.0%
Sky Harbour Group Corp., Class A(a)	1,842	18,881
Water Utilities — 0.3%
American States Water Co.	3,494	288,360
Cadiz, Inc.(a)	3,791	14,102
California Water Service Group	5,507	294,404
Consolidated Water Co. Ltd.	1,279	37,168
Essential Utilities, Inc.	23,612	959,828
Global Water Resources, Inc.	1,533	19,822

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Water Utilities (continued)
Middlesex Water Co.	1,444	$ 95,997
Pure Cycle Corp.(a)	2,457	27,027
SJW Group	2,967	179,830
York Water Co.	1,248	51,555
		1,968,093
Wireless Telecommunication Services — 0.0%
Gogo, Inc.(a)	5,572	50,594
Spok Holdings, Inc.	1,706	26,153
Telephone and Data Systems, Inc.	9,261	196,333
		273,080
Total Common Stocks — 98.4% (Cost: $445,256,088)		590,506,765
Investment Companies
Equity Funds(e) — 1.3%
iShares Russell 2000 ETF(b)	20,520	4,593,607
iShares Russell Mid-Cap ETF	36,664	3,114,240
		7,707,847
Total Investment Companies — 1.3% (Cost: $7,068,094)		7,707,847
Rights
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR(c)	658	309
AstraZeneca, CVR	2,854	885
Chinook Therapeutics, CVR(c)	5,455	3,437
GTX, Inc., CVR(b)(c)	23	23
Inhibrx, Inc., CVR(c)	3,315	3,580
		8,234
Total Rights — 0.0% (Cost: $5,214)		8,234
Warrants
Health Care Equipment & Supplies(a)(b) — 0.0%
Pulse Biosciences, Inc.	127	251
Pulse Biosciences, Inc., (Expires 06/26/29, Strike Price USD 11.00)	127	252
		503
Total Warrants — 0.0% (Cost: $ — )		503
Total Long-Term Investments — 99.7% (Cost: $452,329,396)		598,223,349
Security	Shares	Value
Short-Term Securities
Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	50,734,311	$ 50,754,606
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(e)(f)	625,861	625,861
Total Short-Term Securities — 8.6% (Cost: $51,371,983)		51,380,467
Total Investments — 108.3% (Cost: $503,701,379)		649,603,816
Liabilities in Excess of Other Assets — (8.3)%		(49,780,646)
Net Assets — 100.0%		$ 599,823,170

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,476, representing less than 0.05% of its net assets as of period end, and an original cost of $50,126.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 51,526,703	$ —	$ (775,901)(a)	$ (852)	$ 4,656	$ 50,754,606	50,734,311	$ 392,873 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,953,744	—	(1,327,883)(a)	—	—	625,861	625,861	145,083	—
iShares Russell 2000 ETF	5,618,128	49,410,095	(50,648,038)	195,527	17,895	4,593,607	20,520	49,734	—
iShares Russell Mid-Cap ETF	3,679,661	32,210,872	(32,936,203)	232,232	(72,322)	3,114,240	36,664	34,869	—
				$ 426,907	$ (49,771)	$ 59,088,314		$ 622,559	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	7	09/20/24	$ 796	$ 2,698
S&P Mid 400 E-Mini Index	3	09/20/24	936	7,974
				$ 10,672
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 10,672	$ —	$ —	$ —	$ 10,672

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 77,282	$ —	$ —	$ —	$ 77,282
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (35,457)	$ —	$ —	$ —	$ (35,457)

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$1,562,963
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 9,154,700	$ —	$ —	$ 9,154,700
Air Freight & Logistics	2,012,427	—	—	2,012,427
Automobile Components	5,648,827	—	—	5,648,827
Automobiles	2,691,890	—	—	2,691,890
Banks	37,212,822	—	—	37,212,822
Beverages	2,340,353	—	—	2,340,353
Biotechnology	31,473,745	—	—	31,473,745
Broadline Retail	2,357,762	—	—	2,357,762
Building Products	14,791,578	—	—	14,791,578
Capital Markets	17,035,442	—	—	17,035,442
Chemicals	11,750,970	—	—	11,750,970
Commercial Services & Supplies	7,935,138	—	—	7,935,138
Communications Equipment	4,964,238	—	—	4,964,238
Construction & Engineering	10,931,262	—	—	10,931,262
Construction Materials	1,891,764	—	—	1,891,764
Consumer Finance	5,469,743	—	—	5,469,743
Consumer Staples Distribution & Retail	8,072,565	—	—	8,072,565
Containers & Packaging	9,867,752	8,919	—	9,876,671
Distributors	1,453,539	—	—	1,453,539
Diversified Consumer Services	6,052,581	—	—	6,052,581
Diversified REITs	1,624,514	—	—	1,624,514
Diversified Telecommunication Services	3,031,886	—	—	3,031,886
Electric Utilities	5,629,165	—	—	5,629,165
Electrical Equipment	7,822,857	—	—	7,822,857
Electronic Equipment, Instruments & Components	14,228,399	—	—	14,228,399
Energy Equipment & Services	9,588,850	—	—	9,588,850
Entertainment	3,339,890	—	—	3,339,890
Financial Services	14,374,036	—	—	14,374,036
Food Products	5,371,345	—	—	5,371,345
Gas Utilities	3,412,318	—	—	3,412,318
Ground Transportation	6,859,812	—	—	6,859,812
Health Care Equipment & Supplies	12,440,861	—	—	12,440,861
Health Care Providers & Services	14,275,907	—	—	14,275,907
Health Care REITs	3,217,864	—	—	3,217,864
Health Care Technology	1,350,367	—	—	1,350,367
Hotel & Resort REITs	3,319,692	—	—	3,319,692
Hotels, Restaurants & Leisure	16,630,821	—	—	16,630,821
Household Durables	12,001,325	—	—	12,001,325
Household Products	1,144,745	—	—	1,144,745
Independent Power and Renewable Electricity Producers	1,159,243	—	—	1,159,243
Industrial Conglomerates	51,865	—	—	51,865
Industrial REITs	5,318,703	—	—	5,318,703
Insurance	20,123,779	—	—	20,123,779
Interactive Media & Services	3,433,316	—	—	3,433,316
IT Services	4,449,769	—	—	4,449,769
Leisure Products	3,811,919	—	—	3,811,919
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Life Sciences Tools & Services	$ 7,906,476	$ —	$ —	$ 7,906,476
Machinery	25,426,263	—	—	25,426,263
Marine Transportation	1,450,517	—	—	1,450,517
Media	8,033,012	—	—	8,033,012
Metals & Mining	10,264,148	—	—	10,264,148
Mortgage Real Estate Investment Trusts (REITs)	5,089,191	—	—	5,089,191
Multi-Utilities	2,366,712	—	—	2,366,712
Office REITs	4,560,894	—	—	4,560,894
Oil, Gas & Consumable Fuels	22,867,239	—	—	22,867,239
Paper & Forest Products	933,426	—	—	933,426
Passenger Airlines	2,087,002	—	—	2,087,002
Personal Care Products	2,634,931	—	—	2,634,931
Pharmaceuticals	8,137,619	7,476	—	8,145,095
Professional Services	13,422,833	—	—	13,422,833
Real Estate Management & Development	4,096,953	—	—	4,096,953
Residential REITs	4,472,825	—	—	4,472,825
Retail REITs	8,593,472	—	—	8,593,472
Semiconductors & Semiconductor Equipment	12,256,366	—	—	12,256,366
Software	31,355,423	—	—	31,355,423
Specialized REITs	5,396,360	—	—	5,396,360
Specialty Retail	15,855,797	—	—	15,855,797
Technology Hardware, Storage & Peripherals	2,062,408	—	—	2,062,408
Textiles, Apparel & Luxury Goods	7,056,013	—	—	7,056,013
Tobacco	383,566	—	—	383,566
Trading Companies & Distributors	10,398,524	—	—	10,398,524
Transportation	18,881	—	—	18,881
Water Utilities	1,968,093	—	—	1,968,093
Wireless Telecommunication Services	273,080	—	—	273,080
Investment Companies	7,707,847	—	—	7,707,847
Rights	—	885	7,349	8,234
Warrants	—	503	—	503
Short-Term Securities
Money Market Funds	51,380,467	—	—	51,380,467
	$649,578,684	$17,783	$7,349	$649,603,816
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 10,672	$ —	$ —	$ 10,672

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Schedule of Investments
July 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
AAR Corp.(a)	2,039	$ 131,719
AeroVironment, Inc.(a)	1,729	308,696
AerSale Corp.(a)	1,574	10,609
Archer Aviation, Inc., Class A(a)(b)	17,966	74,918
Astronics Corp.(a)	1,490	34,315
Axon Enterprise, Inc.(a)	4,770	1,431,048
Boeing Co.(a)	38,230	7,286,638
BWX Technologies, Inc.	6,067	603,606
Cadre Holdings, Inc.	1,180	43,306
Curtiss-Wright Corp.	2,464	726,141
Ducommun, Inc.(a)	926	59,421
General Dynamics Corp.	17,836	5,327,792
General Electric Co.	71,339	12,141,898
HEICO Corp.	3,027	730,536
HEICO Corp., Class A	5,380	1,022,792
Hexcel Corp.	5,232	346,411
Howmet Aerospace, Inc.	26,722	2,557,295
Huntington Ingalls Industries, Inc.	2,636	738,027
Kratos Defense & Security Solutions, Inc.(a)(b)	10,628	239,555
L3Harris Technologies, Inc.	12,607	2,860,402
Leonardo DRS, Inc.(a)	2,880	81,216
Loar Holdings, Inc.(a)	608	38,000
Lockheed Martin Corp.	13,837	7,498,547
Mercury Systems, Inc.(a)	3,148	111,911
Moog, Inc., Class A	1,996	391,416
National Presto Industries, Inc.	368	28,141
Northrop Grumman Corp.	9,107	4,410,702
Park Aerospace Corp.	1,798	24,111
Rocket Lab USA, Inc., Class A(a)(b)	33,262	174,293
RTX Corp.	87,217	10,247,125
Spirit AeroSystems Holdings, Inc., Class A(a)	7,857	284,816
Textron, Inc.	12,522	1,163,294
TransDigm Group, Inc.	3,599	4,657,898
Triumph Group, Inc.(a)	3,986	65,331
V2X, Inc.(a)	802	41,808
Virgin Galactic Holdings, Inc.(a)(b)	730	5,190
Woodward, Inc.	4,002	624,272
		66,523,196
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.(a)	4,072	65,722
CH Robinson Worldwide, Inc.	7,627	679,184
Expeditors International of Washington, Inc.	9,137	1,140,480
FedEx Corp.	14,802	4,473,905
Forward Air Corp.	1,607	40,754
GXO Logistics, Inc.(a)	7,459	417,555
Hub Group, Inc., Class A	4,172	195,124
Radiant Logistics, Inc.(a)	1,065	6,624
United Parcel Service, Inc., Class B	47,743	6,224,255
		13,243,603
Automobile Components — 0.1%
Adient PLC(a)	5,612	144,565
American Axle & Manufacturing Holdings, Inc.(a)	6,123	45,494
Aptiv PLC(a)	18,022	1,250,547
BorgWarner, Inc.	14,641	516,974
Cooper-Standard Holdings, Inc.(a)	698	10,316
Dana, Inc.	8,323	105,785
Dorman Products, Inc.(a)	1,596	161,787
Fox Factory Holding Corp.(a)	2,625	140,149
Gentex Corp.	15,053	467,546
Security	Shares	Value
Automobile Components (continued)
Gentherm, Inc.(a)	2,298	$ 126,804
Goodyear Tire & Rubber Co.(a)	17,489	204,621
Holley, Inc.(a)	3,298	12,994
LCI Industries	1,481	172,818
Lear Corp.	3,657	446,300
Luminar Technologies, Inc., Class A(a)(b)	19,074	31,663
Modine Manufacturing Co.(a)(b)	3,491	410,751
Patrick Industries, Inc.	1,396	178,772
Phinia, Inc.	2,926	130,792
QuantumScape Corp., Class A(a)(b)	24,550	158,593
Solid Power, Inc., Class A(a)(b)	8,899	16,730
Standard Motor Products, Inc.	1,696	55,510
Stoneridge, Inc.(a)	1,548	26,022
Visteon Corp.(a)	1,648	190,410
XPEL, Inc.(a)	1,523	62,245
		5,068,188
Automobiles — 1.4%
Ford Motor Co.	258,718	2,799,329
General Motors Co.	74,154	3,286,505
Harley-Davidson, Inc.	7,932	297,450
Lucid Group, Inc.(a)(b)	61,620	216,903
Rivian Automotive, Inc., Class A(a)(b)	54,603	896,035
Tesla, Inc.(a)	182,000	42,236,740
Thor Industries, Inc.	3,278	347,927
Winnebago Industries, Inc.	2,035	127,228
		50,208,117
Banks — 3.7%
1st Source Corp.	997	63,359
ACNB Corp.	658	27,294
Amalgamated Financial Corp.	666	21,185
Amerant Bancorp, Inc., Class A	1,476	33,195
Ameris Bancorp	3,711	225,963
Arrow Financial Corp.	1,851	58,344
Associated Banc-Corp.	11,591	266,361
Atlantic Union Bankshares Corp.	6,344	261,944
Axos Financial, Inc.(a)	3,469	253,272
BancFirst Corp.	1,868	200,679
Bancorp, Inc.(a)	2,694	139,657
Bank First Corp.	578	53,581
Bank of America Corp.	444,362	17,912,232
Bank of California, Inc.	8,676	121,290
Bank of Hawaii Corp.	2,181	149,595
Bank of Marin Bancorp	1,301	26,423
Bank of NT Butterfield & Son Ltd.	3,623	138,906
Bank OZK	6,920	324,479
BankUnited, Inc.	2,969	114,366
Banner Corp.	981	58,095
Bar Harbor Bankshares	1,349	43,114
BayCom Corp.	1,314	31,654
BCB Bancorp, Inc.	1,342	17,017
Berkshire Hills Bancorp, Inc.	1,900	52,440
Blue Foundry Bancorp(a)	1,829	20,649
BOK Financial Corp.	1,817	186,860
Bridgewater Bancshares, Inc.(a)	1,355	18,713
Brookline Bancorp, Inc.	3,524	36,967
Burke & Herbert Financial Services Corp.	750	50,775
Business First Bancshares, Inc.	2,631	66,880
Byline Bancorp, Inc.	1,662	46,619
Cadence Bank	6,933	227,888
Camden National Corp.	1,025	42,722
Capital Bancorp, Inc.	643	16,390
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Capital City Bank Group, Inc.	1,111	$ 39,441
Capitol Federal Financial, Inc.	5,759	36,397
Carter Bankshares, Inc.(a)	1,048	17,072
Cathay General Bancorp	5,173	229,267
Central Pacific Financial Corp.	427	11,140
Citigroup, Inc.	125,376	8,134,395
Citizens & Northern Corp.	1,802	36,491
Citizens Financial Group, Inc.	31,173	1,330,152
Citizens Financial Services, Inc.	362	19,353
City Holding Co.	442	53,880
Civista Bancshares, Inc.	808	14,504
CNB Financial Corp.	1,531	39,285
Coastal Financial Corp.(a)	714	37,628
Colony Bankcorp, Inc.	1,564	24,289
Columbia Banking System, Inc.	13,708	358,601
Columbia Financial, Inc.(a)	2,444	44,016
Comerica, Inc.	8,427	461,884
Commerce Bancshares, Inc.	8,530	551,976
Community Financial System, Inc.	1,925	118,734
Community Trust Bancorp, Inc.	982	49,807
Community West Bancshares	5,309	110,109
ConnectOne Bancorp, Inc.	2,102	50,910
CrossFirst Bankshares, Inc.(a)	2,745	50,892
Cullen/Frost Bankers, Inc.	4,171	488,257
Customers Bancorp, Inc.(a)	1,668	107,553
CVB Financial Corp.	7,213	137,480
Dime Community Bancshares, Inc.	1,767	44,670
Eagle Bancorp, Inc.	1,044	22,467
East West Bancorp, Inc.	9,761	857,894
Eastern Bankshares, Inc.	12,797	212,942
Enterprise Bancorp, Inc.	214	6,324
Enterprise Financial Services Corp.	2,436	128,791
Equity Bancshares, Inc., Class A	1,265	51,232
Esquire Financial Holdings, Inc.	654	40,332
Farmers & Merchants Bancorp, Inc.	828	22,795
Farmers National Banc Corp.	1,865	29,113
FB Financial Corp.	2,244	104,772
Fifth Third Bancorp	46,073	1,950,731
Financial Institutions, Inc.	1,577	41,507
First Bancorp, Inc.	314	8,839
First BanCorp./Puerto Rico	4,414	94,680
First Bancorp/Southern Pines NC	1,949	81,468
First Bancshares, Inc.	1,940	64,641
First Bank/Hamilton	1,767	27,282
First Busey Corp.	4,173	114,507
First Business Financial Services, Inc.	758	34,883
First Citizens BancShares, Inc., Class A	781	1,630,486
First Commonwealth Financial Corp.	3,047	55,090
First Community Bankshares, Inc.	972	43,526
First Financial Bancorp	3,434	93,954
First Financial Bankshares, Inc.	8,460	325,372
First Financial Corp.	1,022	45,949
First Foundation, Inc.	3,066	21,462
First Hawaiian, Inc.	9,199	230,343
First Horizon Corp.	37,007	619,127
First Interstate BancSystem, Inc., Class A	6,284	198,386
First Merchants Corp.	3,739	150,869
First Mid Bancshares, Inc.	1,619	62,153
First of Long Island Corp.	1,705	22,370
Five Star Bancorp	948	27,871
Flushing Financial Corp.	1,802	26,543
FNB Corp.	29,508	452,653
Fulton Financial Corp.	11,311	219,094
Security	Shares	Value
Banks (continued)
German American Bancorp, Inc.	1,773	$ 69,750
Glacier Bancorp, Inc.	7,414	331,480
Great Southern Bancorp, Inc.	559	34,999
Greene County Bancorp, Inc.	778	28,203
Guaranty Bancshares, Inc.	297	10,255
Hancock Whitney Corp.	5,823	318,693
Hanmi Financial Corp.	907	18,503
HarborOne Bancorp, Inc.	2,218	29,610
HBT Financial, Inc.	1,273	29,279
Heartland Financial USA, Inc.	2,831	154,346
Heritage Commerce Corp.	3,436	35,563
Heritage Financial Corp.	1,053	24,398
Hilltop Holdings, Inc.	3,539	116,752
Hingham Institution For Savings The(b)	79	19,647
Home Bancorp, Inc.	190	8,383
Home BancShares, Inc.	13,490	382,172
HomeStreet, Inc.	954	13,738
HomeTrust Bancshares, Inc.	642	22,772
Hope Bancorp, Inc.	3,638	47,876
Horizon Bancorp, Inc.	2,632	42,033
Huntington Bancshares, Inc.	98,152	1,467,372
Independent Bank Corp.	2,993	165,339
Independent Bank Group, Inc.	2,212	130,641
International Bancshares Corp.	4,389	295,994
John Marshall Bancorp, Inc.	759	14,671
JPMorgan Chase & Co.	187,516	39,903,405
Kearny Financial Corp.	5,495	39,564
KeyCorp.	64,084	1,033,675
Lakeland Financial Corp.	1,478	101,287
Live Oak Bancshares, Inc.	2,391	107,930
M&T Bank Corp.	11,006	1,894,903
Macatawa Bank Corp.	816	12,093
Mercantile Bank Corp.	497	24,035
Metrocity Bankshares, Inc.	1,908	60,312
Metropolitan Bank Holding Corp.(a)	533	28,105
Mid Penn Bancorp, Inc.	806	23,898
Midland States Bancorp, Inc.	963	22,862
MidWestOne Financial Group, Inc.	1,021	29,926
MVB Financial Corp.	865	19,869
National Bank Holdings Corp., Class A	2,275	95,277
NB Bancorp, Inc.(a)	6,036	115,408
NBT Bancorp, Inc.	1,281	62,795
New York Community Bancorp, Inc.(b)	17,998	189,339
Nicolet Bankshares, Inc.	940	94,526
Northeast Bank	629	45,703
Northfield Bancorp, Inc.	2,756	34,478
Northwest Bancshares, Inc.	4,246	59,614
NU Holdings Ltd./Cayman Islands, Class A(a)	209,124	2,536,674
OceanFirst Financial Corp.	4,668	84,818
OFG Bancorp	2,791	126,767
Old National Bancorp	22,582	452,092
Old Second Bancorp, Inc.	2,744	46,428
Orange County Bancorp, Inc.	634	39,428
Origin Bancorp, Inc.	1,892	65,009
Orrstown Financial Services, Inc.	7,192	252,871
Pacific Premier Bancorp, Inc.	3,852	104,235
Park National Corp.	1,046	185,100
Pathward Financial, Inc.	1,236	83,479
PCB Bancorp	1,231	23,721
Peapack-Gladstone Financial Corp.	1,216	34,364
Peoples Bancorp, Inc.	2,207	73,427
Peoples Financial Services Corp.	546	27,120
Pinnacle Financial Partners, Inc.	5,340	514,349

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
PNC Financial Services Group, Inc.	26,117	$ 4,729,789
Popular, Inc.	4,863	499,090
Preferred Bank/Los Angeles CA	305	26,248
Premier Financial Corp.	2,016	51,085
Primis Financial Corp.	1,942	25,634
Prosperity Bancshares, Inc.	6,256	453,685
Provident Financial Services, Inc.	7,831	145,187
QCR Holdings, Inc.	904	69,102
RBB Bancorp	350	8,075
Red River Bancshares, Inc.	282	15,713
Regions Financial Corp.	62,226	1,391,996
Renasant Corp.	1,899	65,307
Republic Bancorp, Inc., Class A	538	35,304
S&T Bancorp, Inc.	2,286	101,453
Sandy Spring Bancorp, Inc.	2,975	91,124
Seacoast Banking Corp. of Florida	3,711	103,314
ServisFirst Bancshares, Inc.	3,034	243,448
Shore Bancshares, Inc.	2,166	31,450
Sierra Bancorp	1,347	39,184
Simmons First National Corp., Class A	6,948	149,590
SmartFinancial, Inc.	1,272	36,048
South Plains Financial, Inc.	1,099	35,652
Southern First Bancshares, Inc.(a)	161	5,571
Southern Missouri Bancorp, Inc.	347	19,848
Southside Bancshares, Inc.	1,208	42,268
SouthState Corp.	5,117	506,429
Stellar Bancorp, Inc.	2,975	81,515
Stock Yards Bancorp, Inc.	1,716	106,770
Synovus Financial Corp.	10,795	504,666
Texas Capital Bancshares, Inc.(a)	7,115	470,301
TFS Financial Corp.	4,986	67,610
Third Coast Bancshares, Inc.(a)	1,211	28,301
Tompkins Financial Corp.	1,151	72,444
Towne Bank/Portsmouth VA	6,934	230,486
TriCo Bancshares	1,964	91,385
Triumph Financial, Inc.(a)	1,335	121,125
Truist Financial Corp.	88,710	3,964,450
TrustCo Bank Corp./New York	719	25,604
Trustmark Corp.	3,530	122,597
U.S. Bancorp	103,049	4,624,839
UMB Financial Corp.	3,024	308,508
United Bankshares, Inc.	8,494	330,671
United Community Banks, Inc.	3,642	112,720
Univest Financial Corp.	1,834	50,710
USCB Financial Holdings, Inc., Class A	1,758	29,288
Valley National Bancorp	28,846	242,306
Veritex Holdings, Inc.	2,661	66,711
WaFd, Inc.	5,056	179,943
Washington Trust Bancorp, Inc.	1,069	34,219
Webster Financial Corp.	13,048	647,442
Wells Fargo & Co.	229,407	13,613,011
WesBanco, Inc.	4,292	136,829
West BanCorp, Inc.	1,337	27,729
Westamerica BanCorp	1,572	84,825
Western Alliance Bancorp	6,952	559,358
Wintrust Financial Corp.	4,513	488,307
WSFS Financial Corp.	3,434	193,987
Zions Bancorp NA	9,529	492,363
		131,521,508
Beverages — 1.2%
Boston Beer Co., Inc., Class A(a)	590	165,324
Brown-Forman Corp., Class A	2,982	135,949
Security	Shares	Value
Beverages (continued)
Brown-Forman Corp., Class B	12,084	$ 545,713
Celsius Holdings, Inc.(a)(b)	11,224	525,620
Coca-Cola Co.	254,655	16,995,675
Coca-Cola Consolidated, Inc.	394	451,481
Constellation Brands, Inc., Class A	10,421	2,554,812
Duckhorn Portfolio, Inc.(a)	2,594	18,832
Keurig Dr. Pepper, Inc.	69,914	2,396,652
MGP Ingredients, Inc.	1,116	91,010
Molson Coors Beverage Co., Class B	11,722	619,508
Monster Beverage Corp.(a)	49,383	2,540,755
National Beverage Corp.	1,540	75,137
PepsiCo, Inc.	89,484	15,451,202
Primo Water Corp.	10,816	237,195
Vita Coco Co., Inc.(a)(b)	2,130	55,039
		42,859,904
Biotechnology — 1.8%
2seventy bio, Inc.(a)	3,031	14,306
4D Molecular Therapeutics, Inc.(a)	3,771	66,860
89bio, Inc.(a)	4,301	39,397
Absci Corp.(a)	12,031	52,936
ACADIA Pharmaceuticals, Inc.(a)	7,957	151,342
ACELYRIN, Inc.(a)	6,068	36,408
ADMA Biologics, Inc.(a)	15,650	192,182
Aerovate Therapeutics, Inc.(a)	433	788
Agenus, Inc.(a)	1,168	7,055
Agios Pharmaceuticals, Inc.(a)	3,560	165,184
Akero Therapeutics, Inc.(a)	4,338	115,955
Aldeyra Therapeutics, Inc.(a)	3,447	13,581
Alector, Inc.(a)	2,986	17,916
Alkermes PLC(a)	10,139	276,997
Allogene Therapeutics, Inc.(a)(b)	5,719	16,814
Alnylam Pharmaceuticals, Inc.(a)	8,301	1,971,155
Altimmune, Inc.(a)	4,063	25,841
ALX Oncology Holdings, Inc.(a)(b)	1,150	5,520
Amgen, Inc.	35,144	11,684,326
Amicus Therapeutics, Inc.(a)	17,257	177,920
AnaptysBio, Inc.(a)	865	30,137
Anavex Life Sciences Corp.(a)(b)	5,000	33,975
Anika Therapeutics, Inc.(a)(b)	1,304	35,534
Annexon, Inc.(a)	6,182	39,627
Apellis Pharmaceuticals, Inc.(a)	6,746	267,142
Apogee Therapeutics, Inc.(a)	2,661	129,591
Applied Therapeutics, Inc.(a)	8,335	49,510
Arbutus Biopharma Corp.(a)(b)	7,498	28,267
Arcellx, Inc.(a)	2,703	167,072
Arcturus Therapeutics Holdings, Inc.(a)	1,205	28,269
Arcus Biosciences, Inc.(a)	3,707	60,832
Arcutis Biotherapeutics, Inc.(a)(b)	6,214	62,575
Ardelyx, Inc.(a)	13,612	75,547
Arrowhead Pharmaceuticals, Inc.(a)	7,797	222,682
ARS Pharmaceuticals, Inc.(a)(b)	4,460	48,480
Astria Therapeutics, Inc.(a)	2,797	32,669
Aura Biosciences, Inc.(a)	1,601	16,346
Aurinia Pharmaceuticals, Inc.(a)(b)	8,475	49,833
Avid Bioservices, Inc.(a)(b)	3,513	36,676
Avidity Biosciences, Inc.(a)	6,517	297,045
Avita Medical, Inc.(a)	1,749	17,140
Beam Therapeutics, Inc.(a)(b)	5,080	160,731
BioCryst Pharmaceuticals, Inc.(a)	11,882	86,501
Biogen, Inc.(a)	9,657	2,058,872
Biohaven Ltd.(a)	4,691	184,497
BioMarin Pharmaceutical, Inc.(a)	12,679	1,069,220
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Biomea Fusion, Inc.(a)(b)	1,375	$ 7,659
Bluebird Bio, Inc.(a)(b)	6,924	8,032
Blueprint Medicines Corp.(a)	4,078	441,647
Bridgebio Pharma, Inc.(a)(b)	9,189	238,455
C4 Therapeutics, Inc.(a)	8,775	58,792
Cabaletta Bio, Inc.(a)	2,282	16,202
CareDx, Inc.(a)	2,931	58,591
Cargo Therapeutics, Inc.(a)	1,604	27,316
Caribou Biosciences, Inc.(a)(b)	4,018	9,322
Catalyst Pharmaceuticals, Inc.(a)	6,463	111,422
Celcuity, Inc.(a)(b)	799	14,646
Celldex Therapeutics, Inc.(a)(b)	4,265	162,539
Century Therapeutics, Inc.(a)	1,185	2,643
Cerevel Therapeutics Holdings, Inc.(a)	4,272	192,069
CG oncology, Inc.(a)	1,847	61,597
Cogent Biosciences, Inc.(a)(b)	4,083	38,503
Coherus Biosciences, Inc.(a)	6,286	9,680
Compass Therapeutics, Inc.(a)	8,157	8,402
Corbus Pharmaceuticals Holdings, Inc.(a)	889	52,869
Crinetics Pharmaceuticals, Inc.(a)	5,232	277,924
Cullinan Therapeutics, Inc.(a)	1,634	31,618
Cytokinetics, Inc.(a)(b)	7,503	442,752
Day One Biopharmaceuticals, Inc.(a)	3,982	56,982
Denali Therapeutics, Inc.(a)	9,935	242,116
Design Therapeutics, Inc.(a)	2,613	13,326
Dianthus Therapeutics, Inc.(a)(b)	1,902	56,642
Disc Medicine, Inc.(a)	1,366	58,957
Dynavax Technologies Corp.(a)	8,014	89,677
Dyne Therapeutics, Inc.(a)	5,380	230,856
Editas Medicine, Inc.(a)(b)	6,257	33,850
Enanta Pharmaceuticals, Inc.(a)	1,355	20,000
Entrada Therapeutics, Inc.(a)(b)	1,826	30,074
Erasca, Inc.(a)(b)	3,958	12,468
Exact Sciences Corp.(a)	12,539	572,781
Exelixis, Inc.(a)	18,803	440,930
Fate Therapeutics, Inc.(a)(b)	5,497	29,299
Foghorn Therapeutics, Inc.(a)	1,251	8,782
Generation Bio Co.(a)	2,726	9,105
Geron Corp.(a)	34,343	162,786
Gilead Sciences, Inc.	81,920	6,230,835
GRAIL, Inc.(a)	1,680	25,838
Halozyme Therapeutics, Inc.(a)	8,051	444,898
Heron Therapeutics, Inc.(a)(b)	5,088	15,111
HilleVax, Inc.(a)	1,399	2,560
Humacyte, Inc.(a)(b)	4,049	38,304
Ideaya Biosciences, Inc.(a)	6,581	283,312
IGM Biosciences, Inc.(a)(b)	534	5,959
ImmunityBio, Inc.(a)(b)	7,947	40,927
Immunome, Inc.(a)(b)	4,279	65,939
Immunovant, Inc.(a)	3,713	107,937
Incyte Corp.(a)	12,612	820,663
Inhibrx Biosciences, Inc.(a)	560	8,126
Inozyme Pharma, Inc.(a)(b)	4,463	25,885
Insmed, Inc.(a)(b)	10,274	747,433
Intellia Therapeutics, Inc.(a)(b)	5,528	144,889
Ionis Pharmaceuticals, Inc.(a)	9,587	474,173
Iovance Biotherapeutics, Inc.(a)(b)	14,438	126,044
Ironwood Pharmaceuticals, Inc., Class A(a)	8,803	60,124
iTeos Therapeutics, Inc.(a)	2,020	35,532
Janux Therapeutics, Inc.(a)	2,065	83,839
KalVista Pharmaceuticals, Inc.(a)	2,567	37,324
Keros Therapeutics, Inc.(a)	1,802	90,388
Kiniksa Pharmaceuticals International PLC(a)	1,991	52,961
Security	Shares	Value
Biotechnology (continued)
Kodiak Sciences, Inc.(a)(b)	1,928	$ 5,610
Krystal Biotech, Inc.(a)	1,586	330,618
Kura Oncology, Inc.(a)	4,970	103,426
Kymera Therapeutics, Inc.(a)(b)	2,658	122,800
Larimar Therapeutics, Inc.(a)	4,731	39,693
Lexicon Pharmaceuticals, Inc.(a)(b)	16,590	37,327
Lyell Immunopharma, Inc.(a)(b)	11,179	17,998
MacroGenics, Inc.(a)	3,347	12,585
Madrigal Pharmaceuticals, Inc.(a)(b)	1,129	321,381
MannKind Corp.(a)(b)	15,218	87,656
MeiraGTx Holdings PLC(a)	2,029	10,612
Mersana Therapeutics, Inc.(a)	6,910	13,820
MiMedx Group, Inc.(a)	9,149	68,160
Mineralys Therapeutics, Inc.(a)	2,581	31,979
Mirum Pharmaceuticals, Inc.(a)	2,999	121,609
Moderna, Inc.(a)	21,267	2,535,452
Monte Rosa Therapeutics, Inc.(a)	998	4,511
Morphic Holding, Inc.(a)	3,152	178,592
Myriad Genetics, Inc.(a)	5,141	143,794
Natera, Inc.(a)	7,255	742,839
Neurocrine Biosciences, Inc.(a)	6,798	962,393
Neurogene, Inc.(a)	1,070	44,020
Nkarta, Inc.(a)	2,544	16,358
Novavax, Inc.(a)(b)	8,300	106,323
Nurix Therapeutics, Inc.(a)	3,236	70,804
Nuvalent, Inc., Class A(a)	2,102	168,034
Ocugen, Inc.(a)(b)	28,207	39,631
Olema Pharmaceuticals, Inc.(a)	2,267	36,635
Organogenesis Holdings, Inc., Class A(a)(b)	6,610	19,962
ORIC Pharmaceuticals, Inc.(a)(b)	3,677	41,182
Outlook Therapeutics, Inc.(a)(b)	504	3,906
Ovid therapeutics, Inc.(a)	7,396	7,692
PepGen, Inc.(a)(b)	1,713	19,580
Perspective Therapeutics, Inc.(a)(b)	3,920	53,312
Poseida Therapeutics, Inc.(a)	10,709	37,803
Praxis Precision Medicines, Inc.(a)	1,385	79,928
Precigen, Inc.(a)	5,740	8,725
Prime Medicine, Inc.(a)(b)	2,694	15,113
ProKidney Corp., Class A(a)(b)	3,973	9,297
Protagonist Therapeutics, Inc.(a)	3,310	123,926
Prothena Corp. PLC(a)	2,491	57,990
PTC Therapeutics, Inc.(a)	4,623	156,489
RAPT Therapeutics, Inc.(a)(b)	2,050	6,437
Recursion Pharmaceuticals, Inc., Class A(a)(b)	14,367	117,809
Regeneron Pharmaceuticals, Inc.(a)	6,885	7,430,223
REGENXBIO, Inc.(a)(b)	3,603	51,343
Relay Therapeutics, Inc.(a)	5,448	44,783
Replimune Group, Inc.(a)	3,154	31,540
REVOLUTION Medicines, Inc.(a)	9,922	452,840
Rhythm Pharmaceuticals, Inc.(a)	3,862	186,187
Rigel Pharmaceuticals, Inc.(a)	1,105	11,691
Rocket Pharmaceuticals, Inc.(a)	4,600	111,320
Roivant Sciences Ltd.(a)	21,784	236,356
Sage Therapeutics, Inc.(a)	3,162	34,624
Sana Biotechnology, Inc.(a)	11,242	68,464
Sarepta Therapeutics, Inc.(a)	5,813	826,841
Savara, Inc.(a)(b)	7,236	33,286
Scholar Rock Holding Corp.(a)(b)	4,377	39,743
Soleno Therapeutics, Inc.(a)(b)	1,690	81,509
SpringWorks Therapeutics, Inc.(a)(b)	4,138	148,596
Spyre Therapeutics, Inc.(a)	2,754	75,735
Stoke Therapeutics, Inc.(a)(b)	1,062	15,898
Summit Therapeutics, Inc.(a)(b)	6,969	75,265

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Sutro Biopharma, Inc.(a)	2,510	$ 9,965
Syndax Pharmaceuticals, Inc.(a)	4,959	112,569
Tango Therapeutics, Inc.(a)	1,668	16,430
Taysha Gene Therapies, Inc.(a)	14,523	32,096
Tenaya Therapeutics, Inc.(a)	1,213	4,245
TG Therapeutics, Inc.(a)(b)	8,484	167,644
Tourmaline Bio, Inc.	2,342	39,533
Travere Therapeutics, Inc.(a)	5,719	54,559
Twist Bioscience Corp.(a)(b)	3,793	211,687
Tyra Biosciences, Inc.(a)	1,832	40,597
Ultragenyx Pharmaceutical, Inc.(a)	5,300	238,606
United Therapeutics Corp.(a)	2,878	901,649
UroGen Pharma Ltd.(a)	1,616	26,583
Vanda Pharmaceuticals, Inc.(a)	2,945	17,199
Vaxcyte, Inc.(a)	6,886	543,236
Vera Therapeutics, Inc., Class A(a)	2,336	85,474
Veracyte, Inc.(a)	5,067	121,608
Vericel Corp.(a)	3,406	172,071
Vertex Pharmaceuticals, Inc.(a)	16,973	8,413,856
Verve Therapeutics, Inc.(a)	3,190	22,330
Viking Therapeutics, Inc.(a)(b)	7,100	404,700
Vir Biotechnology, Inc.(a)	5,579	56,683
Viridian Therapeutics, Inc.(a)	2,902	48,899
Voyager Therapeutics, Inc.(a)	2,518	23,140
X4 Pharmaceuticals, Inc.(a)	13,369	10,697
Xencor, Inc.(a)	3,868	78,985
Y-mAbs Therapeutics, Inc.(a)(b)	1,877	23,050
Zentalis Pharmaceuticals, Inc.(a)	3,109	12,094
Zymeworks, Inc.(a)	3,388	35,438
		63,647,243
Broadline Retail — 3.4%
Amazon.com, Inc.(a)	608,383	113,755,453
Coupang, Inc., Class A(a)	76,283	1,582,872
Dillard’s, Inc., Class A(b)	175	69,753
eBay, Inc.	33,068	1,838,912
Etsy, Inc.(a)	7,501	488,615
Kohl’s Corp.	6,902	149,497
Macy’s, Inc.	18,985	328,061
Nordstrom, Inc.	6,144	140,268
Ollie’s Bargain Outlet Holdings, Inc.(a)	4,139	404,132
Savers Value Village, Inc.(a)	1,377	14,032
		118,771,595
Building Products — 0.7%
A O Smith Corp.	7,902	671,986
AAON, Inc.(b)	4,543	402,193
Advanced Drainage Systems, Inc.	4,444	786,766
Allegion PLC	5,855	801,023
American Woodmark Corp.(a)	1,233	125,951
Apogee Enterprises, Inc.	1,427	97,949
Armstrong World Industries, Inc.	3,001	394,331
AZEK Co., Inc., Class A(a)	10,158	455,993
AZZ, Inc.	1,614	129,055
Builders FirstSource, Inc.(a)	7,887	1,320,047
Carlisle Cos., Inc.	3,153	1,319,783
Carrier Global Corp.	54,942	3,742,100
CSW Industrials, Inc.	1,003	325,393
Fortune Brands Innovations, Inc.	8,362	675,733
Gibraltar Industries, Inc.(a)	1,865	138,514
Griffon Corp.	2,530	182,312
Hayward Holdings, Inc.(a)	7,862	116,279
Insteel Industries, Inc.	1,232	42,196
Security	Shares	Value
Building Products (continued)
Janus International Group, Inc.(a)(b)	10,578	$ 152,535
JELD-WEN Holding, Inc.(a)	6,029	100,624
Johnson Controls International PLC	44,571	3,188,609
Lennox International, Inc.	2,094	1,221,849
Masco Corp.	14,279	1,111,620
Masterbrand, Inc.(a)	8,295	149,725
Owens Corning	5,628	1,048,947
Quanex Building Products Corp.	1,892	63,193
Resideo Technologies, Inc.(a)	9,442	214,522
Simpson Manufacturing Co., Inc.	2,694	517,490
Tecnoglass, Inc.	1,729	93,037
Trane Technologies PLC	14,833	4,958,375
Trex Co., Inc.(a)	7,001	585,494
UFP Industries, Inc.	3,867	510,173
Zurn Elkay Water Solutions Corp.	9,531	309,376
		25,953,173
Capital Markets — 3.1%
Affiliated Managers Group, Inc.(b)	1,913	355,091
AlTi Global, Inc., Class A(a)	6,212	30,439
Ameriprise Financial, Inc.	6,317	2,716,752
Ares Management Corp., Class A	11,954	1,831,353
Artisan Partners Asset Management, Inc., Class A	3,613	159,550
AssetMark Financial Holdings, Inc.(a)	1,311	45,230
B. Riley Financial, Inc.(b)	1,480	28,416
Bank of New York Mellon Corp.	48,999	3,188,365
BGC Group, Inc., Class A	22,373	206,054
BlackRock, Inc.(c)	9,669	8,474,879
Blackstone, Inc., Class A	46,927	6,670,673
Blue Owl Capital, Inc., Class A	32,170	613,482
Brightsphere Investment Group, Inc.	1,883	49,316
Carlyle Group, Inc.	15,170	754,556
Cboe Global Markets, Inc.	6,878	1,262,182
Charles Schwab Corp.	97,692	6,368,542
CME Group, Inc., Class A	23,520	4,556,059
Cohen & Steers, Inc.	1,830	157,051
Coinbase Global, Inc., Class A(a)	12,937	2,902,545
Diamond Hill Investment Group, Inc., Class A	101	16,081
Donnelley Financial Solutions, Inc.(a)	1,458	98,386
Evercore, Inc., Class A	2,297	575,146
FactSet Research Systems, Inc.	2,514	1,038,508
Forge Global Holdings, Inc.(a)(b)	10,642	15,431
Franklin Resources, Inc.	18,450	421,952
GCM Grosvenor, Inc., Class A	2,165	24,096
Goldman Sachs Group, Inc.	20,527	10,448,859
Hamilton Lane, Inc., Class A	2,385	344,322
Houlihan Lokey, Inc., Class A	3,341	501,985
Interactive Brokers Group, Inc., Class A	6,717	801,137
Intercontinental Exchange, Inc.	37,249	5,645,458
Invesco Ltd.	23,471	405,109
Janus Henderson Group PLC	8,874	330,379
Jefferies Financial Group, Inc.	11,953	698,892
KKR & Co., Inc., Class A	43,660	5,389,827
Lazard, Inc.	6,791	333,913
LPL Financial Holdings, Inc.	4,876	1,080,132
MarketAxess Holdings, Inc.	2,383	532,672
Moelis & Co., Class A	4,116	279,888
Moody’s Corp.	10,406	4,750,131
Morgan Stanley	75,680	7,810,933
Morningstar, Inc.	1,816	576,852
MSCI, Inc., Class A	5,042	2,726,512
Nasdaq, Inc.	27,043	1,830,270
Northern Trust Corp.	13,212	1,171,244
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Open Lending Corp.(a)	5,715	$ 36,005
P10, Inc., Class A	2,388	23,808
Patria Investments Ltd., Class A	4,257	55,384
Perella Weinberg Partners, Class A	3,888	73,483
Piper Sandler Cos.	1,151	314,545
PJT Partners, Inc., Class A	1,869	248,465
Raymond James Financial, Inc.	12,475	1,447,100
Robinhood Markets, Inc., Class A(a)	44,069	906,499
S&P Global, Inc.	20,548	9,960,232
SEI Investments Co.	6,704	454,799
State Street Corp.	19,646	1,669,321
StepStone Group, Inc., Class A	3,324	167,064
Stifel Financial Corp.	6,663	590,808
StoneX Group, Inc.(a)	1,744	145,345
T Rowe Price Group, Inc.	14,433	1,648,393
TPG, Inc., Class A	6,245	318,433
Tradeweb Markets, Inc., Class A	7,699	859,824
Victory Capital Holdings, Inc., Class A	3,077	161,204
Virtu Financial, Inc., Class A	5,659	154,604
Virtus Investment Partners, Inc.	369	83,394
WisdomTree, Inc.	8,155	97,371
XP, Inc., Class A	26,257	449,257
		108,083,988
Chemicals — 1.5%
AdvanSix, Inc.	1,773	49,591
Air Products and Chemicals, Inc.	14,537	3,835,587
Albemarle Corp.	7,495	702,057
American Vanguard Corp.	1,202	11,563
Arcadium Lithium PLC(a)(b)	76,584	243,537
Ashland, Inc.	3,556	343,687
Aspen Aerogels, Inc.(a)	3,713	75,782
Avient Corp.	5,515	249,499
Axalta Coating Systems Ltd.(a)	14,722	524,839
Balchem Corp.	2,008	356,340
Cabot Corp.	3,476	348,608
Celanese Corp., Class A	7,270	1,026,161
CF Industries Holdings, Inc.	12,285	938,451
Chemours Co.	9,206	222,509
Corteva, Inc.	45,901	2,575,046
Dow, Inc.	46,483	2,531,929
DuPont de Nemours, Inc.	27,394	2,292,878
Eastman Chemical Co.	7,913	817,650
Ecolab, Inc.	16,408	3,785,162
Ecovyst, Inc.(a)	8,228	78,495
Element Solutions, Inc.	14,301	385,412
FMC Corp.	8,136	474,817
Hawkins, Inc.	1,121	116,472
HB Fuller Co.	3,352	288,942
Huntsman Corp.	10,842	259,449
Ingevity Corp.(a)	2,428	111,421
Innospec, Inc.	1,590	208,513
International Flavors & Fragrances, Inc.	16,977	1,688,872
Intrepid Potash, Inc.(a)	1,114	29,064
Koppers Holdings, Inc.	1,501	61,106
Kronos Worldwide, Inc.	777	9,293
Linde PLC	31,357	14,220,400
LSB Industries, Inc.(a)	3,652	33,270
LyondellBasell Industries NV, Class A	16,998	1,690,621
Mativ Holdings, Inc.	4,082	77,925
Minerals Technologies, Inc.	2,032	159,268
Mosaic Co.	21,159	629,903
Security	Shares	Value
Chemicals (continued)
NewMarket Corp.	439	$ 246,222
Olin Corp.	7,772	354,481
Orion SA	3,373	83,043
Perimeter Solutions SA(a)(b)	11,847	114,797
PPG Industries, Inc.	15,315	1,944,699
PureCycle Technologies, Inc.(a)(b)	6,987	53,870
Quaker Chemical Corp.	858	155,787
Rayonier Advanced Materials, Inc.(a)	5,464	36,336
RPM International, Inc.	8,329	1,011,640
Scotts Miracle-Gro Co.	2,518	197,915
Sensient Technologies Corp.	2,722	212,452
Sherwin-Williams Co.	15,343	5,382,324
Stepan Co.	1,403	118,736
Tronox Holdings PLC	6,792	109,759
Westlake Corp.	2,070	306,070
		51,782,250
Commercial Services & Supplies — 0.8%
ABM Industries, Inc.	4,442	246,798
ACCO Brands Corp.	3,640	18,600
ACV Auctions, Inc., Class A(a)	10,052	171,688
Aris Water Solution, Inc., Class A	1,316	23,306
BrightView Holdings, Inc.(a)	2,533	36,450
Brink’s Co.	3,266	359,227
Casella Waste Systems, Inc., Class A(a)(b)	3,457	358,007
CECO Environmental Corp.(a)	2,391	69,817
Cimpress PLC(a)	1,338	122,119
Cintas Corp.	5,662	4,325,428
Clean Harbors, Inc.(a)	3,497	834,839
Copart, Inc.(a)	57,148	2,990,555
CoreCivic, Inc.(a)	8,030	111,938
Deluxe Corp.	2,249	54,831
Driven Brands Holdings, Inc.(a)(b)	3,595	48,317
Ennis, Inc.	1,476	35,188
Enviri Corp.(a)	4,861	57,457
GEO Group, Inc.(a)	8,758	126,991
Healthcare Services Group, Inc.(a)	5,673	64,842
HNI Corp.	3,184	174,961
Interface, Inc., Class A	3,303	57,076
Liquidity Services, Inc.(a)	1,769	39,749
Matthews International Corp., Class A	2,063	59,724
MillerKnoll, Inc.	5,129	159,102
Montrose Environmental Group, Inc.(a)(b)	1,946	62,058
MSA Safety, Inc.	2,318	437,291
OPENLANE, Inc.(a)	7,187	128,504
Pitney Bowes, Inc.	4,309	28,439
Quad/Graphics, Inc., Class A	1,629	7,445
RB Global, Inc.	12,085	962,329
Republic Services, Inc.	13,225	2,569,882
Rollins, Inc.	18,665	894,240
Steelcase, Inc., Class A	4,806	69,639
Stericycle, Inc.(a)	5,859	343,044
Tetra Tech, Inc.	3,414	728,001
UniFirst Corp.	954	185,591
Veralto Corp.	16,177	1,723,821
Verisk Analytics, Inc.	9,322	2,440,033
Vestis Corp.	7,109	92,204
Viad Corp.(a)	1,234	41,031
VSE Corp.(b)	682	60,691
Waste Management, Inc.	26,211	5,311,921
		26,633,174

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment — 0.7%
ADTRAN Holdings, Inc.	5,274	$ 35,705
Applied Optoelectronics, Inc.(a)(b)	3,875	37,006
Arista Networks, Inc.(a)	16,880	5,849,764
Aviat Networks, Inc.(a)	336	10,416
Calix, Inc.(a)	4,004	164,684
Ciena Corp.(a)	9,663	509,627
Cisco Systems, Inc.	264,636	12,821,614
Clearfield, Inc.(a)	817	35,458
CommScope Holding Co., Inc.(a)	13,802	35,747
Digi International, Inc.(a)	2,062	56,293
Extreme Networks, Inc.(a)	7,642	109,281
F5, Inc.(a)	3,823	778,516
Harmonic, Inc.(a)	6,424	94,176
Infinera Corp.(a)(b)	17,092	101,526
Juniper Networks, Inc.	21,514	810,863
Lumentum Holdings, Inc.(a)	4,472	231,560
Motorola Solutions, Inc.	10,749	4,287,991
NETGEAR, Inc.(a)	1,767	28,060
NetScout Systems, Inc.(a)	4,617	93,956
Ribbon Communications, Inc.(a)	4,557	15,448
Ubiquiti, Inc.	252	46,764
Viasat, Inc.(a)(b)	7,239	146,372
Viavi Solutions, Inc.(a)	14,749	118,582
		26,419,409
Construction & Engineering — 0.3%
AECOM	8,985	814,131
Ameresco, Inc., Class A(a)	1,722	54,364
API Group Corp.(a)	15,635	592,410
Arcosa, Inc.	3,111	289,043
Argan, Inc.	963	76,010
Bowman Consulting Group Ltd.(a)	812	29,005
Centuri Holdings, Inc.(a)	1,763	29,107
Comfort Systems USA, Inc.	2,263	752,266
Concrete Pumping Holdings, Inc.(a)	1,884	12,566
Construction Partners, Inc., Class A(a)	2,954	190,976
Dycom Industries, Inc.(a)	1,865	342,246
EMCOR Group, Inc.	3,033	1,138,709
Fluor Corp.(a)	11,338	545,358
Granite Construction, Inc.	2,789	190,935
Great Lakes Dredge & Dock Corp.(a)	4,898	46,188
IES Holdings, Inc.(a)	582	89,611
Limbach Holdings, Inc.(a)(b)	850	54,162
MasTec, Inc.(a)	4,196	461,686
MDU Resources Group, Inc.	13,381	360,484
MYR Group, Inc.(a)	942	132,332
Northwest Pipe Co.(a)	487	18,579
Orion Group Holdings, Inc.(a)(b)	4,006	32,889
Primoris Services Corp.	3,653	206,285
Quanta Services, Inc.(b)	9,536	2,530,664
Sterling Infrastructure, Inc.(a)	2,030	236,211
Tutor Perini Corp.(a)	4,208	104,737
Valmont Industries, Inc.	1,252	373,547
WillScot Mobile Mini Holdings Corp.(a)	12,097	495,977
		10,200,478
Construction Materials — 0.3%
CRH PLC	44,997	3,856,243
Eagle Materials, Inc.	2,301	626,562
Knife River Corp.(a)	3,754	298,518
Security	Shares	Value
Construction Materials (continued)
Martin Marietta Materials, Inc.	4,025	$ 2,388,234
Summit Materials, Inc., Class A(a)	7,815	326,511
U.S. Lime & Minerals, Inc.	570	48,478
Vulcan Materials Co.	8,741	2,399,492
		9,944,038
Consumer Finance — 0.6%
Ally Financial, Inc.	17,488	787,135
American Express Co.	37,188	9,410,051
Atlanticus Holdings Corp.(a)	526	18,815
Bread Financial Holdings, Inc.	2,726	148,785
Capital One Financial Corp.	24,762	3,748,967
Consumer Portfolio Services, Inc.(a)	1,875	17,737
Credit Acceptance Corp.(a)	371	213,288
Discover Financial Services	16,432	2,366,044
Encore Capital Group, Inc.(a)	1,672	84,520
Enova International, Inc.(a)	1,795	155,214
FirstCash Holdings, Inc.	2,440	272,304
Green Dot Corp., Class A(a)	1,798	17,189
LendingClub Corp.(a)	7,657	95,789
LendingTree, Inc.(a)(b)	601	31,985
Moneylion, Inc., Class A(a)	626	43,144
Navient Corp.	6,130	100,593
Nelnet, Inc., Class A	903	101,777
NerdWallet, Inc., Class A(a)	2,065	30,211
OneMain Holdings, Inc.	7,353	384,268
PRA Group, Inc.(a)	2,429	64,733
PROG Holdings, Inc.	2,650	119,409
Regional Management Corp.	728	23,806
SLM Corp.	14,914	338,399
SoFi Technologies, Inc.(a)(b)	69,425	523,464
Synchrony Financial	26,136	1,327,447
Upstart Holdings, Inc.(a)(b)	4,483	125,210
World Acceptance Corp.(a)	213	26,012
		20,576,296
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A	26,815	531,741
Andersons, Inc.	2,210	120,511
BJ’s Wholesale Club Holdings, Inc.(a)	8,711	766,220
Casey’s General Stores, Inc.	2,436	944,778
Chefs’ Warehouse, Inc.(a)	2,601	108,176
Costco Wholesale Corp.	29,030	23,862,660
Dollar General Corp.	14,387	1,732,051
Dollar Tree, Inc.(a)	13,595	1,418,502
Grocery Outlet Holding Corp.(a)	6,304	123,306
HF Foods Group, Inc.(a)(b)	1,854	7,398
Ingles Markets, Inc., Class A	1,069	86,642
Kroger Co.	43,237	2,356,417
Maplebear, Inc.(a)	10,978	378,631
Natural Grocers by Vitamin Cottage, Inc.	357	9,739
Performance Food Group Co.(a)	9,896	682,824
PriceSmart, Inc.	1,657	151,334
SpartanNash Co.	2,523	53,286
Sprouts Farmers Market, Inc.(a)	6,331	632,404
Sysco Corp.	33,235	2,547,463
Target Corp.	30,322	4,560,732
U.S. Foods Holding Corp.(a)	16,020	871,328
United Natural Foods, Inc.(a)	3,544	54,932
Village Super Market, Inc., Class A	1,208	38,269
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Walgreens Boots Alliance, Inc.	48,366	$ 574,104
Walmart, Inc.	283,225	19,440,564
Weis Markets, Inc.	1,178	88,880
		62,142,892
Containers & Packaging — 0.3%
Amcor PLC	95,578	1,006,436
AptarGroup, Inc.	4,527	665,378
Ardagh Group SA, Class A(a)	1,250	8,863
Ardagh Metal Packaging SA	8,206	30,198
Avery Dennison Corp.	5,240	1,136,189
Ball Corp.	20,501	1,308,579
Berry Global Group, Inc.	7,443	489,154
Crown Holdings, Inc.	7,798	691,683
Graphic Packaging Holding Co.	19,612	590,321
Greif, Inc., Class A	1,857	123,825
Greif, Inc., Class B	150	10,600
International Paper Co.	22,666	1,053,516
Myers Industries, Inc.	2,006	29,889
O-I Glass, Inc.(a)	9,817	131,155
Packaging Corp. of America	5,793	1,157,847
Pactiv Evergreen, Inc.	2,722	35,767
Ranpak Holdings Corp.(a)	2,577	18,606
Sealed Air Corp.	9,053	344,467
Silgan Holdings, Inc.	5,781	297,317
Smurfit WestRock PLC	16,195	726,184
Sonoco Products Co.	6,383	344,171
TriMas Corp.	2,253	55,379
		10,255,524
Distributors — 0.1%
A-Mark Precious Metals, Inc.	876	33,673
Genuine Parts Co.	9,120	1,341,643
GigaCloud Technology, Inc., Class A(a)(b)	1,590	46,794
LKQ Corp.	18,029	748,204
Pool Corp.	2,489	930,986
Weyco Group, Inc.	929	32,338
		3,133,638
Diversified Consumer Services — 0.1%
ADT, Inc.	18,750	145,875
Adtalem Global Education, Inc.(a)	2,748	215,471
Bright Horizons Family Solutions, Inc.(a)	3,636	437,229
Carriage Services, Inc.	750	24,045
Chegg, Inc.(a)	7,981	27,215
Coursera, Inc.(a)	9,809	91,224
Duolingo, Inc., Class A(a)	2,321	399,073
European Wax Center, Inc., Class A(a)	2,320	21,785
Frontdoor, Inc.(a)	4,969	196,077
Graham Holdings Co., Class B	237	183,640
Grand Canyon Education, Inc.(a)	1,933	301,451
H&R Block, Inc.	9,281	537,741
Laureate Education, Inc., Class A	7,913	122,652
Lincoln Educational Services Corp.(a)	3,193	45,053
Mister Car Wash, Inc.(a)(b)	4,380	33,288
Nerdy, Inc., Class A(a)	3,456	5,979
OneSpaWorld Holdings Ltd.(a)	7,448	119,838
Perdoceo Education Corp.	4,729	117,232
Service Corp. International	9,500	759,145
Strategic Education, Inc.	1,286	135,544
Stride, Inc.(a)	2,478	188,278
Security	Shares	Value
Diversified Consumer Services (continued)
Udemy, Inc.(a)	6,592	$ 60,910
Universal Technical Institute, Inc.(a)	3,497	66,233
		4,234,978
Diversified REITs — 0.1%
Alexander & Baldwin, Inc.	4,091	80,634
American Assets Trust, Inc.	2,957	78,420
Armada Hoffler Properties, Inc.	4,860	57,737
Broadstone Net Lease, Inc.	11,612	202,165
CTO Realty Growth, Inc.	1,428	28,660
Empire State Realty Trust, Inc., Class A	7,712	83,058
Essential Properties Realty Trust, Inc.	10,387	307,351
Gladstone Commercial Corp.	2,038	30,672
Global Net Lease, Inc.	11,666	101,494
One Liberty Properties, Inc.	1,518	40,060
WP Carey, Inc.	14,113	815,872
		1,826,123
Diversified Telecommunication Services — 0.6%
Anterix, Inc.(a)	1,444	58,135
AST SpaceMobile, Inc., Class A(a)	8,950	185,086
AT&T, Inc.	470,610	9,059,243
ATN International, Inc.	370	10,978
Bandwidth, Inc., Class A(a)	1,171	26,722
Cogent Communications Holdings, Inc.	2,894	204,287
Consolidated Communications Holdings, Inc.(a)	4,659	21,431
ESC GCI Liberty, Inc. (d)	3,941	—
Frontier Communications Parent, Inc.(a)(b)	16,413	480,901
Globalstar, Inc.(a)(b)	47,986	58,063
IDT Corp., Class B	1,059	40,486
Iridium Communications, Inc.	7,701	221,019
Liberty Global Ltd., Class A(a)	8,798	171,473
Liberty Global Ltd., Class C(a)	12,002	241,360
Liberty Latin America Ltd., Class A(a)	4,385	45,955
Liberty Latin America Ltd., Class C(a)	7,372	78,143
Lumen Technologies, Inc.(a)	67,212	211,718
Shenandoah Telecommunications Co.	3,990	84,947
Verizon Communications, Inc.	276,629	11,209,007
		22,408,954
Electric Utilities — 1.4%
ALLETE, Inc.	3,794	244,713
Alliant Energy Corp.	17,605	979,894
American Electric Power Co., Inc.	34,020	3,338,042
Avangrid, Inc.	5,310	189,408
Constellation Energy Corp.	20,638	3,917,092
Duke Energy Corp.	49,988	5,462,189
Edison International	24,936	1,995,129
Entergy Corp.	13,527	1,568,726
Evergy, Inc.	15,012	870,696
Eversource Energy	23,637	1,534,278
Exelon Corp.	64,843	2,412,160
FirstEnergy Corp.	37,293	1,562,950
Genie Energy Ltd., Class B	1,945	32,987
Hawaiian Electric Industries, Inc.	7,119	117,891
IDACORP, Inc.	4,179	408,497
MGE Energy, Inc.	2,196	192,897
NextEra Energy, Inc.	134,571	10,279,879
NRG Energy, Inc.	14,027	1,054,410
OGE Energy Corp.	13,878	538,050
Otter Tail Corp.	2,546	246,758
PG&E Corp.	139,120	2,538,940

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
Pinnacle West Capital Corp.	7,500	$ 641,925
PNM Resources, Inc.	5,519	229,480
Portland General Electric Co.	8,454	400,550
PPL Corp.	52,669	1,565,323
Southern Co.	70,550	5,892,336
Xcel Energy, Inc.	36,266	2,113,582
		50,328,782
Electrical Equipment — 0.8%
Acuity Brands, Inc.	1,961	492,897
Allient, Inc.	976	28,245
American Superconductor Corp.(a)	2,381	57,525
AMETEK, Inc.	15,212	2,638,978
Array Technologies, Inc.(a)(b)	9,308	97,920
Atkore, Inc.(b)	2,278	307,530
Blink Charging Co.(a)(b)	2,352	7,738
Bloom Energy Corp., Class A(a)(b)	12,009	162,602
ChargePoint Holdings, Inc., Class A(a)(b)	18,288	39,685
Eaton Corp. PLC	26,196	7,984,279
Emerson Electric Co.	37,557	4,398,300
Energy Vault Holdings, Inc.(a)(b)	6,389	6,517
EnerSys	2,662	292,634
Enovix Corp.(a)(b)	9,039	130,252
Fluence Energy, Inc., Class A(a)	3,874	63,456
FuelCell Energy, Inc.(a)(b)	31,425	15,914
GE Vernova, Inc.(a)	18,047	3,216,697
Generac Holdings, Inc.(a)	3,750	583,800
GrafTech International Ltd.(a)	9,922	7,621
Hubbell, Inc.	3,532	1,397,436
LSI Industries, Inc.	2,248	38,351
NEXTracker, Inc., Class A(a)	7,882	387,322
NuScale Power Corp., Class A(a)(b)	5,670	57,947
nVent Electric PLC	11,331	822,971
Plug Power, Inc.(a)(b)	45,938	113,467
Powell Industries, Inc.	657	120,645
Preformed Line Products Co.	83	11,443
Regal Rexnord Corp.	4,279	687,550
Rockwell Automation, Inc.	7,586	2,113,839
Sensata Technologies Holding PLC	9,360	364,946
SES AI Corp.(a)	9,902	12,179
Shoals Technologies Group, Inc., Class A(a)(b)	10,860	70,590
Stem, Inc.(a)(b)	8,334	10,167
SunPower Corp.(a)(b)	5,371	4,584
Sunrun, Inc.(a)(b)	13,791	241,756
Thermon Group Holdings, Inc.(a)	2,167	71,099
TPI Composites, Inc.(a)(b)	2,227	9,487
Vertiv Holdings Co., Class A	23,565	1,854,566
Vicor Corp.(a)	1,278	53,817
		28,976,752
Electronic Equipment, Instruments & Components — 0.9%
908 Devices, Inc.(a)(b)	1,976	11,243
Advanced Energy Industries, Inc.	2,357	274,284
Aeva Technologies, Inc.(a)	981	3,561
Amphenol Corp., Class A	77,939	5,008,360
Arlo Technologies, Inc.(a)	6,948	105,332
Arrow Electronics, Inc.(a)	3,345	413,743
Avnet, Inc.	6,268	336,968
Badger Meter, Inc.	1,969	405,929
Bel Fuse, Inc., Class B	688	51,098
Belden, Inc.	2,491	230,891
Benchmark Electronics, Inc.	2,953	141,360
CDW Corp.	8,863	1,933,109
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Cognex Corp.	11,038	$ 547,706
Coherent Corp.(a)	8,481	590,956
Corning, Inc.	50,525	2,021,505
Crane NXT Co.	3,098	194,802
CTS Corp.	1,973	96,440
Daktronics, Inc.(a)	1,753	26,260
ePlus, Inc.(a)	1,893	174,005
Evolv Technologies Holdings, Inc., Class A(a)(b)	6,676	23,166
Fabrinet(a)	2,392	527,579
FARO Technologies, Inc.(a)	883	15,099
Honeywell International, Inc.	42,551	8,712,317
Insight Enterprises, Inc.(a)	1,886	423,407
IPG Photonics Corp.(a)	2,549	204,940
Itron, Inc.(a)	3,200	331,008
Jabil, Inc.	7,716	869,362
Keysight Technologies, Inc.(a)	11,468	1,600,589
Kimball Electronics, Inc.(a)	2,170	51,429
Knowles Corp.(a)	5,726	104,614
Lightwave Logic, Inc.(a)(b)	7,025	24,306
Littelfuse, Inc.	1,543	412,151
Methode Electronics, Inc.	2,506	31,726
MicroVision, Inc.(a)(b)	9,988	10,687
Mirion Technologies, Inc., Class A(a)	13,907	146,580
Napco Security Technologies, Inc.	2,262	126,242
nLight, Inc.(a)	2,689	32,456
Novanta, Inc.(a)	2,219	402,038
OSI Systems, Inc.(a)	1,125	166,477
Ouster, Inc., Class A(a)(b)	3,812	50,052
PAR Technology Corp.(a)(b)	1,911	96,773
PC Connection, Inc.	993	71,069
Plexus Corp.(a)	1,781	228,271
Powerfleet, Inc.(a)(b)	7,944	35,986
Rogers Corp.(a)	1,972	240,939
Sanmina Corp.(a)(b)	3,539	266,593
ScanSource, Inc.(a)(b)	1,707	88,849
SmartRent, Inc., Class A(a)(b)	7,900	14,536
TD SYNNEX Corp.	5,048	601,570
Teledyne Technologies, Inc.(a)	3,129	1,320,000
Trimble, Inc.(a)	16,321	890,147
TTM Technologies, Inc.(a)	7,528	145,893
Vishay Intertechnology, Inc.	7,799	189,594
Vishay Precision Group, Inc.(a)	804	27,569
Vontier Corp.	10,086	395,674
Xerox Holdings Corp.	8,090	87,089
Zebra Technologies Corp., Class A(a)	3,430	1,204,582
		32,738,911
Energy Equipment & Services — 0.4%
Archrock, Inc.	10,504	217,748
Atlas Energy Solutions, Inc.	5,027	106,773
Baker Hughes Co., Class A	65,751	2,545,879
Borr Drilling Ltd.(b)	13,940	95,489
Bristow Group, Inc.(a)	1,094	41,517
Cactus, Inc., Class A	4,818	304,112
ChampionX Corp.	12,007	411,360
Core Laboratories, Inc.	3,218	78,809
Diamond Offshore Drilling, Inc.(a)	6,633	108,914
DMC Global, Inc.(a)	948	12,798
Dril-Quip, Inc.(a)	2,080	36,026
Expro Group Holdings NV(a)	5,586	129,707
Forum Energy Technologies, Inc.(a)	1,122	20,701
Halliburton Co.	58,294	2,021,636
Helix Energy Solutions Group, Inc.(a)	9,071	107,038
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
Helmerich & Payne, Inc.	6,046	$ 244,379
Kodiak Gas Services, Inc.	1,599	46,131
Liberty Energy, Inc., Class A	11,212	270,770
Nabors Industries Ltd.(a)	626	64,371
Newpark Resources, Inc.(a)	2,693	22,244
Noble Corp. PLC	7,347	346,925
NOV, Inc.	25,361	528,016
Oceaneering International, Inc.(a)	6,547	196,541
Oil States International, Inc.(a)	1,169	6,687
Patterson-UTI Energy, Inc.	24,743	271,925
ProFrac Holding Corp., Class A(a)(b)	1,185	11,009
ProPetro Holding Corp.(a)	6,951	66,660
Ranger Energy Services, Inc., Class A	2,773	35,966
RPC, Inc.	4,947	36,954
Schlumberger NV	93,554	4,517,723
SEACOR Marine Holdings, Inc.(a)	1,945	26,958
Seadrill Ltd.(a)	4,582	252,056
Select Water Solutions, Inc., Class A	4,294	50,755
Solaris Oilfield Infrastructure, Inc., Class A	2,770	36,425
TechnipFMC PLC	29,217	861,901
TETRA Technologies, Inc.(a)	6,116	22,813
Tidewater, Inc.(a)	3,185	315,188
Transocean Ltd.(a)	45,925	265,906
U.S. Silica Holdings, Inc.(a)	4,387	67,955
Valaris Ltd.(a)	4,247	333,772
Weatherford International PLC(a)	4,568	538,384
		15,676,921
Entertainment — 1.2%
AMC Entertainment Holdings, Inc., Class A(a)(b)	13,560	72,004
Atlanta Braves Holdings, Inc., Class A(a)	602	27,644
Atlanta Braves Holdings, Inc., Class C(a)	5,244	227,747
Cinemark Holdings, Inc.(a)(b)	6,744	159,023
Electronic Arts, Inc.	17,437	2,631,941
Eventbrite, Inc., Class A(a)	4,028	19,697
IMAX Corp.(a)(b)	2,341	49,395
Lions Gate Entertainment Corp., Class A(a)	4,516	41,412
Lions Gate Entertainment Corp., Class B(a)	5,862	48,303
Live Nation Entertainment, Inc.(a)	10,596	1,019,229
Madison Square Garden Entertainment Corp.(a)	2,969	117,246
Madison Square Garden Sports Corp., Class A(a)	1,153	231,073
Marcus Corp.	914	11,507
Netflix, Inc.(a)	28,047	17,623,332
Playstudios, Inc., Class A(a)	4,630	10,047
Playtika Holding Corp.	2,080	15,870
ROBLOX Corp., Class A(a)	33,940	1,409,189
Roku, Inc., Class A(a)	8,558	498,161
Six Flags Entertainment Corp.	2,644	125,934
Sphere Entertainment Co., Class A(a)(b)	1,765	78,507
Spotify Technology SA(a)	9,574	3,292,882
Take-Two Interactive Software, Inc.(a)	11,102	1,671,184
TKO Group Holdings, Inc., Class A	4,994	546,094
Vivid Seats, Inc., Class A(a)(b)	2,759	13,464
Walt Disney Co.	120,418	11,281,962
Warner Bros Discovery, Inc., Class A(a)	162,924	1,409,293
		42,632,140
Financial Services — 3.9%
Affirm Holdings, Inc., Class A(a)	14,581	412,496
Alerus Financial Corp.	1,174	26,356
Apollo Global Management, Inc.	34,293	4,297,256
AvidXchange Holdings, Inc.(a)	13,908	124,337
Security	Shares	Value
Financial Services (continued)
Banco Latinoamericano de Comercio Exterior SA, Class E	1,539	$ 49,756
Berkshire Hathaway, Inc., Class B(a)	119,465	52,385,402
Block, Inc., Class A(a)	36,665	2,268,830
Burford Capital Ltd.	12,571	177,377
Cannae Holdings, Inc.	5,113	102,822
Cantaloupe, Inc.(a)	2,911	22,677
Cass Information Systems, Inc.	1,157	49,682
Compass Diversified Holdings	4,320	103,939
Corpay, Inc.(a)	4,541	1,325,155
Enact Holdings, Inc.	1,946	66,222
Equitable Holdings, Inc.	20,824	908,135
Essent Group Ltd.	7,255	455,904
Euronet Worldwide, Inc.(a)	2,667	272,007
EVERTEC, Inc.	4,185	144,257
Federal Agricultural Mortgage Corp., Class C	582	120,020
Fidelity National Information Services, Inc.	37,306	2,866,220
Fiserv, Inc.(a)	38,103	6,232,508
Flywire Corp.(a)	8,552	156,587
Global Payments, Inc.	16,739	1,701,352
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,796	222,705
I3 Verticals, Inc., Class A(a)	1,114	27,304
International Money Express, Inc.(a)	2,474	54,948
Jack Henry & Associates, Inc.	4,774	818,645
Jackson Financial, Inc., Class A	5,009	441,093
Marqeta, Inc., Class A(a)	29,185	157,307
Mastercard, Inc., Class A	53,857	24,974,029
Merchants Bancorp	1,371	61,695
MGIC Investment Corp.	18,850	468,234
Mr. Cooper Group, Inc.(a)	4,283	384,956
NCR Atleos Corp.(a)	6,071	195,183
NewtekOne, Inc.	1,733	24,245
NMI Holdings, Inc., Class A(a)	4,808	189,195
Onity Group, Inc.(a)	1,190	34,784
Pagseguro Digital Ltd., Class A(a)	12,586	160,849
Payoneer Global, Inc.(a)	16,041	88,707
PayPal Holdings, Inc.(a)	68,459	4,503,233
Paysafe Ltd.(a)	1,495	31,380
Paysign, Inc.(a)	967	5,154
PennyMac Financial Services, Inc., Class A	1,806	177,205
Radian Group, Inc.	9,590	355,789
Remitly Global, Inc.(a)	9,674	127,794
Repay Holdings Corp., Class A(a)	5,002	48,119
Rocket Cos., Inc., Class A(a)(b)	8,299	134,361
Shift4 Payments, Inc., Class A(a)(b)	3,796	261,127
StoneCo Ltd., Class A(a)	18,850	247,312
Toast, Inc., Class A(a)(b)	28,391	742,709
UWM Holdings Corp., Class A	6,038	50,719
Visa, Inc., Class A	102,651	27,271,291
Voya Financial, Inc.	6,432	467,799
Walker & Dunlop, Inc.	3,241	346,463
Western Union Co.	18,854	224,174
WEX, Inc.(a)	2,798	513,293
		138,081,098
Food Products — 0.7%
Archer-Daniels-Midland Co.	32,134	1,992,629
B&G Foods, Inc.	4,306	37,118
Beyond Meat, Inc.(a)(b)	4,136	25,974
BRC, Inc.(a)	2,764	15,782
Bunge Global SA	9,075	954,962
Calavo Growers, Inc.	1,112	26,455

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Cal-Maine Foods, Inc.	2,884	$ 206,408
Campbell Soup Co.	12,252	574,129
Conagra Brands, Inc.	31,757	962,872
Darling Ingredients, Inc.(a)	10,957	435,322
Dole PLC	5,443	80,829
Flowers Foods, Inc.	12,222	275,239
Fresh Del Monte Produce, Inc.	2,317	58,041
Freshpet, Inc.(a)	3,000	365,100
General Mills, Inc.	36,410	2,444,567
Hain Celestial Group, Inc.(a)(b)	6,528	50,527
Hershey Co.	9,607	1,897,190
Hormel Foods Corp.	18,748	601,998
Ingredion, Inc.	4,306	535,537
J & J Snack Foods Corp.	863	145,588
J.M. Smucker Co.	6,891	812,794
John B Sanfilippo & Son, Inc.	672	70,473
Kellanova	17,252	1,003,204
Kraft Heinz Co.	57,961	2,040,807
Lamb Weston Holdings, Inc.	9,510	570,790
Lancaster Colony Corp.	1,185	228,776
Limoneira Co.	1,461	32,200
McCormick & Co., Inc.	16,698	1,285,913
Mission Produce, Inc.(a)(b)	1,882	21,154
Mondelez International, Inc., Class A	87,637	5,989,989
Pilgrim’s Pride Corp.(a)	2,884	118,907
Post Holdings, Inc.(a)	3,237	353,998
Seaboard Corp.	12	38,975
Seneca Foods Corp., Class A(a)	161	9,715
Simply Good Foods Co.(a)	5,858	198,703
SunOpta, Inc.(a)(b)	6,076	32,203
TreeHouse Foods, Inc.(a)	3,444	138,724
Tyson Foods, Inc., Class A	18,900	1,151,010
Utz Brands, Inc., Class A	4,872	72,301
Vital Farms, Inc.(a)	2,416	88,160
Westrock Coffee Co.(a)(b)	2,383	23,592
WK Kellogg Co.	4,044	71,174
		26,039,829
Gas Utilities — 0.1%
Atmos Energy Corp.	9,691	1,239,285
Brookfield Infrastructure Corp., Class A	8,025	312,172
Chesapeake Utilities Corp.	1,503	177,399
National Fuel Gas Co.	6,236	365,367
New Jersey Resources Corp.	6,393	298,873
Northwest Natural Holding Co.	2,475	98,951
ONE Gas, Inc.	3,452	240,363
Southwest Gas Holdings, Inc.	3,763	279,064
Spire, Inc.	3,161	210,491
UGI Corp.	14,920	369,718
		3,591,683
Ground Transportation — 1.0%
ArcBest Corp.	1,534	193,361
Avis Budget Group, Inc.	1,011	102,121
Covenant Logistics Group, Inc., Class A	878	49,124
CSX Corp.	127,170	4,463,667
FTAI Infrastructure, Inc.	7,753	79,933
Heartland Express, Inc.	3,436	44,565
Hertz Global Holdings, Inc.(a)(b)	8,951	36,520
JB Hunt Transport Services, Inc.	5,443	942,456
Knight-Swift Transportation Holdings, Inc.	10,545	573,964
Landstar System, Inc.	2,293	436,243
Lyft, Inc., Class A(a)	23,260	280,283
Security	Shares	Value
Ground Transportation (continued)
Marten Transport Ltd.	4,841	$ 91,059
Norfolk Southern Corp.	14,835	3,702,223
Old Dominion Freight Line, Inc.	12,859	2,702,705
PAM Transportation Services, Inc.(a)	886	18,066
RXO, Inc.(a)	6,858	217,467
Ryder System, Inc.	2,907	407,445
Saia, Inc.(a)(b)	1,765	737,505
Schneider National, Inc., Class B	3,106	83,583
Uber Technologies, Inc.(a)	131,871	8,501,723
U-Haul Holding Co., Series N	6,558	417,941
Union Pacific Corp.	39,870	9,837,125
Universal Logistics Holdings, Inc.	345	14,845
Werner Enterprises, Inc.	3,887	152,332
XPO, Inc.(a)	7,546	866,960
		34,953,216
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	113,135	11,985,522
Accuray, Inc.(a)	6,907	12,709
Align Technology, Inc.(a)	4,942	1,145,951
Alphatec Holdings, Inc.(a)(b)	5,618	56,742
AngioDynamics, Inc.(a)	2,055	16,111
Artivion, Inc.(a)	2,287	62,092
AtriCure, Inc.(a)	3,211	69,261
Atrion Corp.	93	42,622
Avanos Medical, Inc.(a)	2,746	65,684
Axogen, Inc.(a)	2,915	25,594
Axonics, Inc.(a)	3,600	246,528
Baxter International, Inc.	33,529	1,201,009
Becton Dickinson & Co.	18,879	4,550,972
Boston Scientific Corp.(a)	95,999	7,092,406
Cerus Corp.(a)	10,433	23,579
CONMED Corp.	1,948	134,490
Cooper Cos., Inc.	12,909	1,204,797
CVRx, Inc.(a)	1,241	10,611
DENTSPLY SIRONA, Inc.	13,255	359,741
Dexcom, Inc.(a)	25,975	1,761,624
Edwards Lifesciences Corp.(a)	39,182	2,470,425
Embecta Corp.	3,199	50,128
Enovis Corp.(a)	3,332	158,736
Envista Holdings Corp.(a)	10,236	174,729
GE HealthCare Technologies, Inc.(a)(b)	27,878	2,359,315
Glaukos Corp.(a)	3,038	355,962
Globus Medical, Inc., Class A(a)	7,128	512,931
Haemonetics Corp.(a)(b)	3,309	297,975
Hologic, Inc.(a)	15,031	1,226,680
ICU Medical, Inc.(a)	1,851	235,040
IDEXX Laboratories, Inc.(a)	5,408	2,574,857
Inari Medical, Inc.(a)(b)	3,207	149,318
Inmode Ltd.(a)(b)	4,808	87,121
Inogen, Inc.(a)	1,013	9,370
Inspire Medical Systems, Inc.(a)(b)	1,825	257,416
Insulet Corp.(a)	4,631	900,035
Integer Holdings Corp.(a)	2,561	304,144
Integra LifeSciences Holdings Corp.(a)	4,179	103,681
Intuitive Surgical, Inc.(a)	23,157	10,295,834
iRadimed Corp.	665	31,062
iRhythm Technologies, Inc.(a)(b)	1,872	161,460
Lantheus Holdings, Inc.(a)	4,540	475,928
LeMaitre Vascular, Inc.	1,369	118,952
LivaNova PLC(a)	3,277	161,884
Masimo Corp.(a)(b)	2,954	316,019
Medtronic PLC	86,747	6,967,519
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Merit Medical Systems, Inc.(a)	3,518	$ 300,050
Neogen Corp.(a)(b)	13,041	222,088
Nevro Corp.(a)	2,489	24,716
Novocure Ltd.(a)	6,754	153,789
Omnicell, Inc.(a)	2,769	80,882
OraSure Technologies, Inc.(a)	4,522	20,259
Orthofix Medical, Inc.(a)	3,934	63,259
OrthoPediatrics Corp.(a)	1,412	43,461
Paragon 28, Inc.(a)	2,936	22,871
Penumbra, Inc.(a)(b)	2,353	393,163
PROCEPT BioRobotics Corp.(a)	2,503	158,490
Pulmonx Corp.(a)	2,572	17,773
QuidelOrtho Corp.(a)	3,388	133,115
ResMed, Inc.	9,525	2,031,206
RxSight, Inc.(a)	1,911	87,466
Semler Scientific, Inc.(a)	657	21,780
SI-BONE, Inc.(a)	2,624	39,885
Silk Road Medical, Inc.(a)	2,576	69,578
Solventum Corp.(a)	8,873	522,442
STAAR Surgical Co.(a)(b)	3,016	124,410
STERIS PLC	6,505	1,553,134
Stryker Corp.	23,669	7,750,414
Surmodics, Inc.(a)	823	34,072
Tactile Systems Technology, Inc.(a)	1,111	14,187
Tandem Diabetes Care, Inc.(a)(b)	4,223	156,167
Teleflex, Inc.	3,181	702,746
TransMedics Group, Inc.(a)(b)	2,113	300,595
Treace Medical Concepts, Inc.(a)	3,386	24,481
UFP Technologies, Inc.(a)	514	165,297
Utah Medical Products, Inc.	90	6,264
Varex Imaging Corp.(a)	2,011	29,743
Zimmer Biomet Holdings, Inc.	13,422	1,494,540
Zimvie, Inc.(a)	1,169	24,713
Zynex, Inc.(a)(b)	2,679	24,111
		77,635,713
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc.(a)	5,801	376,195
Accolade, Inc.(a)	4,551	18,659
AdaptHealth Corp.(a)	6,768	76,885
Addus HomeCare Corp.(a)	862	104,612
agilon health, Inc.(a)(b)	17,802	122,656
Alignment Healthcare, Inc.(a)	5,964	52,125
Amedisys, Inc.(a)	1,965	192,668
AMN Healthcare Services, Inc.(a)	2,547	172,228
Astrana Health, Inc.(a)	2,670	140,068
Aveanna Healthcare Holdings, Inc.(a)	1,972	8,302
BrightSpring Health Services, Inc.(a)	3,408	42,225
Brookdale Senior Living, Inc.(a)	14,257	110,207
Cardinal Health, Inc.	16,049	1,618,221
Castle Biosciences, Inc.(a)	1,921	46,354
Cencora, Inc.	10,756	2,558,637
Centene Corp.(a)	35,391	2,722,276
Chemed Corp.	988	563,318
Cigna Group	18,303	6,381,707
Community Health Systems, Inc.(a)	5,422	28,520
CorVel Corp.(a)	587	180,092
Cross Country Healthcare, Inc.(a)	2,722	49,649
CVS Health Corp.	82,444	4,973,847
DaVita, Inc.(a)	3,347	457,267
DocGo, Inc.(a)	4,887	17,740
Elevance Health, Inc.	15,229	8,102,285
Security	Shares	Value
Health Care Providers & Services (continued)
Encompass Health Corp.	6,885	$ 639,892
Enhabit, Inc.(a)(b)	3,056	31,293
Ensign Group, Inc.	3,610	508,108
Fulgent Genetics, Inc.(a)	1,533	36,685
GeneDx Holdings Corp., Class A(a)	1,221	39,951
Guardant Health, Inc.(a)	7,188	252,514
HCA Healthcare, Inc.	12,679	4,603,111
HealthEquity, Inc.(a)	5,638	442,470
Henry Schein, Inc.(a)(b)	8,490	610,771
Hims & Hers Health, Inc., Class A(a)	11,960	254,030
Humana, Inc.	7,949	2,874,438
Innovage Holding Corp.(a)	978	6,142
Joint Corp.(a)	820	11,824
Labcorp Holdings, Inc.	5,577	1,201,509
LifeStance Health Group, Inc.(a)	6,871	37,859
McKesson Corp.	8,554	5,277,989
ModivCare, Inc.(a)	878	20,036
Molina Healthcare, Inc.(a)	3,812	1,300,921
Nano-X Imaging Ltd.(a)(b)	2,926	25,222
National HealthCare Corp.	790	107,566
National Research Corp., Class A	1,109	28,268
NeoGenomics, Inc.(a)	8,616	152,762
OPKO Health, Inc.(a)(b)	22,404	31,814
Option Care Health, Inc.(a)	12,250	363,703
Owens & Minor, Inc.(a)	5,500	90,310
PACS Group, Inc.(a)	1,611	57,674
Patterson Cos., Inc.	5,305	133,951
Pediatrix Medical Group, Inc.(a)	5,332	44,469
Pennant Group, Inc.(a)	1,158	34,520
Performant Financial Corp.(a)	1,105	4,100
PetIQ, Inc., Class A(a)	1,413	30,916
Premier, Inc., Class A	7,029	147,468
Privia Health Group, Inc.(a)	7,692	159,532
Progyny, Inc.(a)	5,002	141,056
Quest Diagnostics, Inc.	7,278	1,035,659
R1 RCM, Inc.(a)	9,585	123,455
RadNet, Inc.(a)	4,160	248,560
Select Medical Holdings Corp.	7,600	302,176
Surgery Partners, Inc.(a)	4,295	130,396
Tenet Healthcare Corp.(a)	6,423	961,523
U.S. Physical Therapy, Inc.	849	82,778
UnitedHealth Group, Inc.	60,263	34,721,130
Universal Health Services, Inc., Class B	3,891	831,740
		87,257,034
Health Care REITs — 0.3%
American Healthcare REIT, Inc.	6,046	96,373
CareTrust REIT, Inc.	10,090	272,026
Community Healthcare Trust, Inc.	1,398	30,421
Diversified Healthcare Trust	14,315	47,812
Global Medical REIT, Inc.	3,155	30,130
Healthcare Realty Trust, Inc.	26,533	469,369
Healthpeak Properties, Inc.	47,098	1,027,678
LTC Properties, Inc.	2,807	100,238
Medical Properties Trust, Inc.(b)	37,105	178,475
National Health Investors, Inc.	2,865	214,474
Omega Healthcare Investors, Inc.	15,839	576,540
Sabra Health Care REIT, Inc.	15,036	244,034
Universal Health Realty Income Trust	517	22,102

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care REITs (continued)
Ventas, Inc.	27,029	$ 1,471,459
Welltower, Inc.	38,729	4,308,601
		9,089,732
Health Care Technology — 0.1%
Certara, Inc.(a)	7,090	110,675
Definitive Healthcare Corp., Class A(a)(b)	2,101	8,194
Doximity, Inc., Class A(a)	8,044	225,232
Evolent Health, Inc., Class A(a)(b)	7,059	164,616
Health Catalyst, Inc.(a)	2,795	20,599
HealthStream, Inc.	1,619	48,100
OptimizeRx Corp.(a)	814	8,881
Phreesia, Inc.(a)	3,516	87,724
Schrodinger, Inc./United States(a)	3,581	79,785
Simulations Plus, Inc.	1,116	45,577
Teladoc Health, Inc.(a)(b)	10,028	94,564
Veeva Systems, Inc., Class A(a)	9,699	1,861,529
		2,755,476
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	28,809	426,085
Braemar Hotels & Resorts, Inc.	3,646	12,943
Chatham Lodging Trust	2,016	17,721
DiamondRock Hospitality Co.	11,505	94,686
Host Hotels & Resorts, Inc.	45,004	788,020
Park Hotels & Resorts, Inc.	14,578	219,545
Pebblebrook Hotel Trust(b)	7,963	109,014
RLJ Lodging Trust	11,744	110,863
Ryman Hospitality Properties, Inc.	4,030	405,055
Service Properties Trust	8,692	49,284
Summit Hotel Properties, Inc.	5,580	35,377
Sunstone Hotel Investors, Inc.	14,339	148,552
Xenia Hotels & Resorts, Inc.	7,531	104,530
		2,521,675
Hotels, Restaurants & Leisure — 1.7%
Accel Entertainment, Inc., Class A(a)	4,065	49,593
Airbnb, Inc., Class A(a)	28,686	4,003,418
Aramark	17,256	591,363
Bally’s Corp.(a)	3,342	57,583
Biglari Holdings, Inc., Class B(a)	32	6,424
BJ’s Restaurants, Inc.(a)	1,084	34,233
Bloomin’ Brands, Inc.	5,912	123,265
Boyd Gaming Corp.	4,554	277,202
Brinker International, Inc.(a)	2,824	188,671
Caesars Entertainment, Inc.(a)	14,584	582,631
Carnival Corp.(a)	65,764	1,095,628
Cava Group, Inc.(a)	4,778	402,403
Cheesecake Factory, Inc.	3,485	135,532
Chipotle Mexican Grill, Inc.(a)	89,358	4,853,927
Choice Hotels International, Inc.(b)	1,823	232,341
Churchill Downs, Inc.	4,570	656,069
Chuy’s Holdings, Inc.(a)	1,136	42,134
Cracker Barrel Old Country Store, Inc.	1,446	66,270
Darden Restaurants, Inc.	8,081	1,182,170
Dave & Buster’s Entertainment, Inc.(a)	2,569	96,620
Denny’s Corp.(a)	3,384	24,906
Despegar.com Corp.(a)	4,656	54,103
Dine Brands Global, Inc.	887	31,790
Domino’s Pizza, Inc.	2,252	965,432
DoorDash, Inc., Class A(a)	23,036	2,550,546
DraftKings, Inc., Class A(a)	29,675	1,096,491
Dutch Bros, Inc., Class A(a)	5,802	221,927
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
El Pollo Loco Holdings, Inc.(a)	399	$ 4,812
Everi Holdings, Inc.(a)	5,012	64,504
Expedia Group, Inc.(a)	8,342	1,065,023
First Watch Restaurant Group, Inc.(a)	1,553	25,267
Full House Resorts, Inc.(a)	2,239	12,606
Global Business Travel Group I, Class A(a)	4,930	33,130
Golden Entertainment, Inc.	1,082	36,171
Hilton Grand Vacations, Inc.(a)(b)	4,987	215,488
Hilton Worldwide Holdings, Inc.	15,855	3,403,593
Hyatt Hotels Corp., Class A	2,723	401,180
Inspired Entertainment, Inc.(a)	902	8,325
International Game Technology PLC	7,143	167,646
Jack in the Box, Inc.	1,529	90,884
Krispy Kreme, Inc.	6,214	66,055
Kura Sushi USA, Inc., Class A(a)(b)	372	21,386
Las Vegas Sands Corp.	23,500	932,245
Life Time Group Holdings, Inc.(a)(b)	4,048	84,077
Light & Wonder, Inc., Class A(a)	5,727	613,934
Lindblad Expeditions Holdings, Inc.(a)	2,077	17,883
Marriott International, Inc., Class A	15,174	3,449,050
Marriott Vacations Worldwide Corp.	2,247	190,051
McDonald’s Corp.	46,974	12,466,900
MGM Resorts International(a)	15,380	660,879
Monarch Casino & Resort, Inc.	999	78,202
Mondee Holdings, Inc., Class A(a)	3,139	9,386
Norwegian Cruise Line Holdings Ltd.(a)	28,401	523,430
ONE Group Hospitality, Inc.(a)	2,463	12,487
Papa John’s International, Inc.	2,240	99,075
Penn Entertainment, Inc.(a)(b)	9,126	182,246
Planet Fitness, Inc., Class A(a)	5,744	423,333
PlayAGS, Inc.(a)	3,708	42,457
Portillo’s, Inc., Class A(a)(b)	3,505	36,312
Potbelly Corp.(a)(b)	3,051	22,272
RCI Hospitality Holdings, Inc.	626	30,974
Red Rock Resorts, Inc., Class A	3,220	183,540
Royal Caribbean Cruises Ltd.(a)	15,594	2,443,892
Rush Street Interactive, Inc., Class A(a)	6,170	61,762
Sabre Corp.(a)	21,234	72,833
Shake Shack, Inc., Class A(a)	2,297	201,263
Starbucks Corp.	74,095	5,775,705
Super Group SGHC Ltd.	8,184	31,345
Sweetgreen, Inc., Class A(a)	5,870	161,308
Target Hospitality Corp.(a)	2,076	19,431
Texas Roadhouse, Inc.	4,216	736,156
Travel and Leisure Co.	4,909	226,256
United Parks & Resorts, Inc.(a)	2,683	141,260
Vail Resorts, Inc.	2,402	437,188
Wendy’s Co.	10,460	177,088
Wingstop, Inc.	1,965	734,674
Wyndham Hotels & Resorts, Inc.	5,246	397,227
Wynn Resorts Ltd.	6,579	544,873
Xponential Fitness, Inc., Class A(a)	1,307	22,441
Yum! Brands, Inc.	18,208	2,418,569
		59,900,746
Household Durables — 0.6%
Beazer Homes USA, Inc.(a)	2,424	81,616
Cavco Industries, Inc.(a)	512	212,285
Century Communities, Inc.	1,627	170,363
Cricut, Inc., Class A	2,865	17,792
D.R. Horton, Inc.	19,543	3,516,372
Dream Finders Homes, Inc., Class A(a)	1,622	51,174
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Ethan Allen Interiors, Inc.	1,903	$ 58,746
Garmin Ltd.	10,184	1,744,010
GoPro, Inc., Class A(a)	8,298	12,613
Green Brick Partners, Inc.(a)	1,939	141,838
Helen of Troy Ltd.(a)(b)	1,416	83,700
Hovnanian Enterprises, Inc., Class A(a)	259	54,362
Installed Building Products, Inc.	1,495	404,173
iRobot Corp.(a)	1,749	20,621
KB Home	4,241	365,065
La-Z-Boy, Inc.	2,410	106,377
Legacy Housing Corp.(a)	148	4,215
Leggett & Platt, Inc.	8,651	113,934
Lennar Corp., Class A	16,213	2,868,566
Lennar Corp., Class B	827	136,422
LGI Homes, Inc.(a)	1,213	139,580
Lovesac Co.(a)	653	17,866
M/I Homes, Inc.(a)	1,640	273,601
Meritage Homes Corp.	2,304	467,413
Mohawk Industries, Inc.(a)	3,384	545,061
Newell Brands, Inc.	23,980	205,988
NVR, Inc.(a)	194	1,669,851
PulteGroup, Inc.	13,971	1,844,172
Purple Innovation, Inc.(a)(b)	3,669	5,063
SharkNinja, Inc.	4,640	356,584
Skyline Champion Corp.(a)	3,500	285,285
Sonos, Inc.(a)	7,986	107,811
Taylor Morrison Home Corp., Class A(a)	6,652	446,216
Tempur Sealy International, Inc.	10,610	555,434
Toll Brothers, Inc.	7,116	1,015,524
TopBuild Corp.(a)	2,099	1,004,455
Traeger, Inc.(a)	1,304	3,182
Tri Pointe Homes, Inc.(a)	6,084	275,301
Vizio Holding Corp., Class A(a)(b)	4,251	46,676
Whirlpool Corp.	3,345	341,090
Worthington Enterprises, Inc.	1,931	96,376
		19,866,773
Household Products — 1.0%
Central Garden & Pet Co.(a)	682	27,171
Central Garden & Pet Co., Class A(a)	3,323	114,178
Church & Dwight Co., Inc.	16,198	1,587,566
Clorox Co.	8,244	1,087,631
Colgate-Palmolive Co.	53,294	5,286,232
Energizer Holdings, Inc.	4,687	144,313
Kimberly-Clark Corp.	21,799	2,943,955
Oil-Dri Corp. of America	477	31,053
Procter & Gamble Co.	153,999	24,756,879
Reynolds Consumer Products, Inc.	3,870	107,663
Spectrum Brands Holdings, Inc.	2,078	175,820
WD-40 Co.	832	217,659
		36,480,120
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	45,488	809,232
Altus Power, Inc., Class A(a)(b)	6,825	28,665
Brookfield Renewable Corp., Class A	8,600	241,660
Clearway Energy, Inc., Class A	1,844	45,418
Clearway Energy, Inc., Class C	6,100	162,748
Montauk Renewables, Inc.(a)	3,696	21,954
Ormat Technologies, Inc.	4,465	346,663
Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Sunnova Energy International, Inc.(a)(b)	6,377	$ 45,085
Vistra Corp.	22,564	1,787,520
		3,488,945
Industrial Conglomerates — 0.1%
3M Co.	36,446	4,648,687
Brookfield Business Corp., Class A	1,503	33,893
		4,682,580
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	18,877	564,234
EastGroup Properties, Inc.	3,154	589,766
First Industrial Realty Trust, Inc.	8,452	462,493
Innovative Industrial Properties, Inc.	1,807	221,918
LXP Industrial Trust	18,394	189,458
Plymouth Industrial REIT, Inc.	2,651	63,412
Prologis, Inc.	60,520	7,628,546
Rexford Industrial Realty, Inc.	14,643	733,761
STAG Industrial, Inc.	11,547	471,233
Terreno Realty Corp.	6,100	417,301
		11,342,122
Insurance — 2.2%
Aflac, Inc.	37,631	3,589,245
Allstate Corp.	17,303	2,960,889
Ambac Financial Group, Inc.(a)	2,001	26,393
American Financial Group, Inc.	5,116	669,991
American International Group, Inc.	44,551	3,529,776
AMERISAFE, Inc.	1,410	66,947
Aon PLC, Class A	12,872	4,228,581
Arch Capital Group Ltd.(a)	23,437	2,244,796
Arthur J Gallagher & Co.	14,290	4,051,072
Assurant, Inc.	3,419	597,881
Assured Guaranty Ltd.	3,483	286,895
Axis Capital Holdings Ltd.	5,531	418,973
Brighthouse Financial, Inc.(a)	4,515	225,163
Brown & Brown, Inc.	16,395	1,630,155
BRP Group, Inc., Class A(a)(b)	4,318	188,869
Chubb Ltd.	26,326	7,257,025
Cincinnati Financial Corp.	10,025	1,309,466
CNA Financial Corp.	1,702	83,670
CNO Financial Group, Inc.	7,685	267,899
Crawford & Co., Class A	730	7,147
Employers Holdings, Inc.	798	38,312
Enstar Group Ltd.(a)	780	253,032
Everest Group Ltd.	2,762	1,085,107
F&G Annuities & Life, Inc.	1,150	49,600
Fidelis Insurance Holdings Ltd.	4,637	82,492
Fidelity National Financial, Inc., Class A	16,187	896,922
First American Financial Corp.	6,362	385,410
Genworth Financial, Inc., Class A(a)	14,565	98,605
Globe Life, Inc.	6,315	585,653
Goosehead Insurance, Inc., Class A(a)	1,246	112,501
Greenlight Capital Re Ltd., Class A(a)	1,310	18,078
Hanover Insurance Group, Inc.	2,331	320,489
Hartford Financial Services Group, Inc.	19,789	2,194,996
HCI Group, Inc.	444	41,851
Hippo Holdings, Inc.(a)(b)	930	16,498
Horace Mann Educators Corp.	1,576	54,482
Investors Title Co.	51	10,855
James River Group Holdings Ltd.	3,570	30,845
Kemper Corp.	4,044	259,059
Kinsale Capital Group, Inc.	1,415	646,754

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Lemonade, Inc.(a)(b)	3,392	$ 61,158
Lincoln National Corp.	11,067	368,531
Loews Corp.	12,138	970,433
Maiden Holdings Ltd.(a)(b)	15,200	32,072
Markel Group, Inc.(a)	833	1,365,162
Marsh & McLennan Cos., Inc.	32,426	7,217,055
MBIA, Inc.	2,769	12,184
Mercury General Corp.	1,620	96,989
MetLife, Inc.	39,660	3,047,871
Old Republic International Corp.	16,811	581,997
Oscar Health, Inc., Class A(a)(b)	12,605	222,856
Palomar Holdings, Inc.(a)	1,645	151,356
Primerica, Inc.	2,413	607,521
Principal Financial Group, Inc.	15,425	1,257,292
ProAssurance Corp.(a)	1,792	23,475
Progressive Corp.	38,277	8,195,871
Prudential Financial, Inc.	24,934	3,124,729
Reinsurance Group of America, Inc.	4,378	986,933
RenaissanceRe Holdings Ltd.	3,319	769,709
RLI Corp.	2,666	401,473
Root, Inc., Class A(a)	772	46,498
Ryan Specialty Holdings, Inc., Class A	6,526	401,936
Safety Insurance Group, Inc.	657	56,206
Selective Insurance Group, Inc.	3,832	346,106
Selectquote, Inc.(a)	8,469	34,638
SiriusPoint Ltd.(a)	8,552	122,892
Skyward Specialty Insurance Group, Inc.(a)	2,846	112,616
Stewart Information Services Corp.	1,098	77,629
Tiptree, Inc.	1,651	32,607
Travelers Cos., Inc.	14,931	3,231,666
Trupanion, Inc.(a)	2,521	93,428
United Fire Group, Inc.	1,438	32,226
Universal Insurance Holdings, Inc.	1,090	21,593
Unum Group	10,380	597,161
W.R. Berkley Corp.	20,324	1,120,462
White Mountains Insurance Group Ltd.(b)	161	287,546
Willis Towers Watson PLC	6,702	1,891,841
		78,824,092
Interactive Media & Services — 5.5%
Alphabet, Inc., Class A	383,249	65,742,534
Alphabet, Inc., Class C	323,808	56,067,355
Bumble, Inc., Class A(a)	6,338	59,197
Cargurus, Inc., Class A(a)	6,510	161,578
Cars.com, Inc.(a)	4,460	91,965
EverQuote, Inc., Class A(a)	1,224	31,934
fuboTV, Inc.(a)(b)	21,357	31,181
Getty Images Holdings, Inc.(a)	12,015	45,777
IAC, Inc.(a)	4,495	237,381
Match Group, Inc.(a)	17,006	648,609
MediaAlpha, Inc., Class A(a)	1,177	17,267
Meta Platforms, Inc., Class A	143,448	68,113,414
Nextdoor Holdings, Inc.(a)	10,985	31,197
Outbrain, Inc.(a)	4,466	21,348
Pinterest, Inc., Class A(a)	39,051	1,247,680
QuinStreet, Inc.(a)	3,026	56,586
Shutterstock, Inc.	1,395	61,687
TripAdvisor, Inc.(a)	7,461	131,538
TrueCar, Inc.(a)	5,805	21,246
Trump Media & Technology Group Corp.(a)(b)	3,703	106,424
Vimeo, Inc.(a)	7,862	31,605
Yelp, Inc.(a)	4,499	163,899
Security	Shares	Value
Interactive Media & Services (continued)
Ziff Davis, Inc.(a)	3,041	$ 145,603
ZipRecruiter, Inc., Class A(a)(b)	5,115	46,853
ZoomInfo Technologies, Inc., Class A(a)	20,001	227,211
		193,541,069
IT Services — 1.5%
Accenture PLC, Class A	41,013	13,559,718
Akamai Technologies, Inc.(a)	9,828	965,896
Amdocs Ltd.	7,299	638,443
Applied Digital Corp.(a)(b)	4,664	22,667
ASGN, Inc.(a)	3,190	301,997
BigCommerce Holdings, Inc., Series 1(a)	4,449	36,037
Booking Holdings, Inc.	2,233	8,295,617
Cloudflare, Inc., Class A(a)	19,820	1,536,050
Cognizant Technology Solutions Corp., Class A	32,071	2,427,133
Core Scientific, Inc.(a)	11,580	112,905
Couchbase, Inc.(a)	2,430	46,632
DigitalOcean Holdings, Inc.(a)	3,889	128,843
DXC Technology Co.(a)	11,214	228,093
EPAM Systems, Inc.(a)	3,704	796,841
Fastly, Inc., Class A(a)(b)	7,006	56,749
Gartner, Inc.(a)	4,931	2,471,368
Globant SA(a)	2,826	550,250
GoDaddy, Inc., Class A(a)	9,299	1,352,540
Grid Dynamics Holdings, Inc., Class A(a)	3,516	45,356
Hackett Group, Inc.	1,720	46,922
Information Services Group, Inc.	4,090	14,192
International Business Machines Corp.	59,937	11,516,295
Kyndryl Holdings, Inc.(a)	14,774	396,977
MongoDB, Inc., Class A(a)	4,496	1,134,611
Okta, Inc., Class A(a)	10,257	963,543
Perficient, Inc.(a)	2,180	164,394
Rackspace Technology, Inc.(a)	2,884	6,749
Snowflake, Inc., Class A(a)	20,826	2,715,294
Squarespace, Inc., Class A(a)	4,153	183,521
Thoughtworks Holding, Inc.(a)	4,953	17,236
Tucows, Inc., Class A(a)	474	11,931
Twilio, Inc., Class A(a)	11,898	703,529
Unisys Corp.(a)	3,469	16,512
VeriSign, Inc.(a)	5,607	1,048,565
		52,513,406
Leisure Products — 0.1%
Acushnet Holdings Corp.	1,776	128,902
AMMO, Inc.(a)(b)	3,293	5,993
Brunswick Corp.	4,560	371,412
Clarus Corp.	1,492	9,012
Funko, Inc., Class A(a)	2,563	25,604
Hasbro, Inc.	8,931	575,692
JAKKS Pacific, Inc.(a)(b)	934	19,651
Johnson Outdoors, Inc., Class A	138	5,851
Latham Group, Inc.(a)	2,161	7,866
Malibu Boats, Inc., Class A(a)	1,332	50,669
MasterCraft Boat Holdings, Inc.(a)	1,420	31,070
Mattel, Inc.(a)	22,495	433,929
Peloton Interactive, Inc., Class A(a)	20,787	74,002
Polaris, Inc.	3,366	280,320
Smith & Wesson Brands, Inc.	2,956	48,922
Sturm Ruger & Co., Inc.	1,052	47,456
Topgolf Callaway Brands Corp.(a)(b)	9,369	154,589
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Leisure Products (continued)
Vista Outdoor, Inc.(a)	4,242	$ 172,352
YETI Holdings, Inc.(a)	5,240	216,674
		2,659,966
Life Sciences Tools & Services — 1.3%
10X Genomics, Inc., Class A(a)	8,120	167,840
Adaptive Biotechnologies Corp.(a)	6,063	27,587
Agilent Technologies, Inc.	19,324	2,732,414
Akoya Biosciences, Inc.(a)(b)	2,119	5,234
Avantor, Inc.(a)	44,960	1,202,680
Azenta, Inc.(a)	3,837	239,007
BioLife Solutions, Inc.(a)	2,281	54,790
Bio-Rad Laboratories, Inc., Class A(a)(b)	1,328	449,342
Bio-Techne Corp.	10,430	850,984
Bruker Corp.	7,063	483,886
Charles River Laboratories International, Inc.(a)	3,287	802,357
Codexis, Inc.(a)	3,610	12,924
CryoPort, Inc.(a)	2,296	21,192
Cytek Biosciences, Inc.(a)	7,712	51,747
Danaher Corp.	43,298	11,997,010
Fortrea Holdings, Inc.(a)(b)	5,591	154,256
Harvard Bioscience, Inc.(a)	6,160	19,712
Illumina, Inc.(a)	10,737	1,316,356
IQVIA Holdings, Inc.(a)	11,896	2,929,152
Maravai LifeSciences Holdings, Inc., Class A(a)(b)	6,620	64,413
MaxCyte, Inc.(a)	6,350	30,480
Medpace Holdings, Inc.(a)	1,629	623,125
Mesa Laboratories, Inc.	342	39,166
Mettler-Toledo International, Inc.(a)	1,379	2,097,500
OmniAb, Inc.(a)(b)	10,048	48,130
OmniAb, Inc., 12.50 Earnout Shares(d)	304	—
OmniAb, Inc., 15.00 Earnout Shares(d)	304	—
Pacific Biosciences of California, Inc.(a)(b)	15,893	32,739
QIAGEN NV(b)	15,353	683,055
Quanterix Corp.(a)(b)	3,148	46,464
Quantum-Si, Inc.(a)	7,468	8,140
Repligen Corp.(a)	3,529	590,578
Revvity, Inc.	7,905	992,947
Sotera Health Co.(a)	8,719	120,932
Standard BioTools, Inc.(a)	23,888	53,509
Thermo Fisher Scientific, Inc.	24,964	15,311,420
Waters Corp.(a)(b)	3,861	1,298,377
West Pharmaceutical Services, Inc.	4,763	1,458,288
		47,017,733
Machinery — 1.8%
3D Systems Corp.(a)	7,065	25,787
AGCO Corp.	3,923	370,410
Alamo Group, Inc.	698	134,519
Albany International Corp., Class A	2,042	191,090
Allison Transmission Holdings, Inc.	5,551	491,763
Astec Industries, Inc.	1,273	44,670
Atmus Filtration Technologies, Inc.(a)	4,925	151,887
Barnes Group, Inc.	3,332	134,413
Blue Bird Corp.(a)	2,001	104,292
Caterpillar, Inc.	31,971	11,068,360
Chart Industries, Inc.(a)	2,842	457,789
CNH Industrial NV	55,754	593,780
Columbus McKinnon Corp./New York	1,466	55,943
Commercial Vehicle Group, Inc.(a)	2,785	15,178
Crane Co.	3,098	496,981
Cummins, Inc.	8,879	2,590,892
Deere & Co.	16,592	6,171,892
Security	Shares	Value
Machinery (continued)
Donaldson Co., Inc.	7,903	$ 591,302
Douglas Dynamics, Inc.	1,306	37,756
Dover Corp.	8,962	1,651,338
Energy Recovery, Inc.(a)	3,940	57,445
Enerpac Tool Group Corp., Class A	3,599	144,680
Enpro, Inc.	1,212	207,179
Esab Corp.	3,969	403,250
ESCO Technologies, Inc.	1,757	216,041
Federal Signal Corp.	4,147	414,576
Flowserve Corp.	8,393	424,266
Fortive Corp.	23,223	1,668,573
Franklin Electric Co., Inc.	2,913	310,584
Gates Industrial Corp. PLC(a)	12,471	231,836
Gorman-Rupp Co.	1,213	50,109
Graco, Inc.	11,056	940,313
Greenbrier Cos., Inc.	2,191	111,763
Helios Technologies, Inc.	1,936	88,959
Hillenbrand, Inc.	4,517	199,787
Hillman Solutions Corp.(a)	12,662	128,519
Hyliion Holdings Corp., Class A(a)(b)	5,934	13,174
Hyster-Yale Materials Handling, Inc., Class A	682	55,747
IDEX Corp.	4,977	1,037,605
Illinois Tool Works, Inc.	19,044	4,709,200
Ingersoll Rand, Inc.	26,678	2,678,471
ITT, Inc.	5,246	742,099
John Bean Technologies Corp.	2,067	203,351
Kadant, Inc.(b)	797	280,138
Kennametal, Inc.	4,869	127,276
Lincoln Electric Holdings, Inc.	3,562	731,670
Lindsay Corp.	692	87,185
Luxfer Holdings PLC	2,208	28,572
Manitowoc Co., Inc.(a)	2,189	27,669
Middleby Corp.(a)	3,346	453,651
Miller Industries, Inc.	1,094	74,326
Mueller Industries, Inc.	7,010	497,289
Mueller Water Products, Inc., Class A	10,406	215,196
Nordson Corp.	3,755	939,989
Omega Flex, Inc.	130	6,835
Oshkosh Corp.	4,238	460,459
Otis Worldwide Corp.	26,085	2,465,033
PACCAR, Inc.	33,529	3,307,971
Parker-Hannifin Corp.	8,381	4,703,082
Park-Ohio Holdings Corp.	1,119	34,935
Pentair PLC	11,275	990,734
Proto Labs, Inc.(a)	1,922	66,924
RBC Bearings, Inc.(a)	1,809	526,130
REV Group, Inc.	2,888	84,272
Shyft Group, Inc.	1,974	33,104
Snap-on, Inc.	3,398	975,328
SPX Technologies, Inc.(a)	2,895	427,128
Standex International Corp.	780	145,704
Stanley Black & Decker, Inc.	10,614	1,121,051
Tennant Co.	1,312	141,289
Terex Corp.	5,140	325,156
Timken Co.	4,100	356,495
Titan International, Inc.(a)	2,632	22,425
Toro Co.	6,851	655,846
Trinity Industries, Inc.	5,760	190,426
Wabash National Corp.	3,518	75,602
Watts Water Technologies, Inc., Class A	1,707	354,237

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp.	11,505	$ 1,854,031
Xylem, Inc./New York	15,972	2,132,262
		65,336,989
Marine Transportation — 0.0%
Costamare, Inc.	3,080	45,646
Genco Shipping & Trading Ltd.	2,396	46,506
Golden Ocean Group Ltd.(a)	7,042	87,462
Kirby Corp.(a)	3,877	476,406
Matson, Inc.	2,099	278,558
Safe Bulkers, Inc.	7,287	36,872
		971,450
Media — 0.7%
Advantage Solutions, Inc., Class A(a)	3,751	15,042
AMC Networks, Inc., Class A(a)	2,229	24,809
Boston Omaha Corp., Class A(a)	863	12,686
Cable One, Inc.	350	144,683
Cardlytics, Inc.(a)	1,891	15,676
Charter Communications, Inc., Class A(a)	6,159	2,338,695
Clear Channel Outdoor Holdings, Inc.(a)	18,038	29,943
Comcast Corp., Class A	255,682	10,551,996
EchoStar Corp., Class A(a)	7,935	159,335
Entravision Communications Corp., Class A	1,689	3,699
EW Scripps Co., Class A(a)	2,946	11,077
Fox Corp., Class A	16,599	631,426
Fox Corp., Class B	8,564	303,423
Gannett Co., Inc.(a)	7,997	39,265
Gray Television, Inc.	6,043	38,857
Ibotta, Inc., Class A(a)	621	41,756
iHeartMedia, Inc., Class A(a)	7,236	12,880
Integral Ad Science Holding Corp.(a)	2,841	28,921
Interpublic Group of Cos., Inc.	25,657	825,386
John Wiley & Sons, Inc., Class A	2,734	130,549
Liberty Broadband Corp., Class A(a)	1,051	69,597
Liberty Broadband Corp., Class C(a)	7,749	522,205
Liberty Media Corp.-Liberty Formula One, Class C(a)	13,183	1,066,109
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,820	134,625
Liberty Media Corp.-Liberty Live, Class A(a)	1,172	44,266
Liberty Media Corp.-Liberty Live, Class C(a)	2,963	115,616
Liberty Media Corp.-Liberty SiriusXM(a)	9,734	219,112
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	4,290	97,040
Magnite, Inc.(a)	8,306	120,769
National CineMedia, Inc.(a)	7,897	47,698
New York Times Co., Class A	10,198	546,511
News Corp., Class A	22,685	625,652
News Corp., Class B	8,912	253,903
Nexstar Media Group, Inc., Class A	2,156	398,407
Omnicom Group, Inc.	12,968	1,271,383
Paramount Global, Class A(b)	584	13,374
Paramount Global, Class B	40,107	458,022
PubMatic, Inc., Class A(a)	2,634	57,843
Scholastic Corp.	1,648	51,632
Sinclair, Inc., Class A	2,203	33,882
Sirius XM Holdings, Inc.(b)	40,009	138,031
Stagwell, Inc., Class A(a)	3,725	24,883
TechTarget, Inc.(a)	1,792	57,344
TEGNA, Inc.	13,709	218,384
Thryv Holdings, Inc.(a)	1,791	34,889
Security	Shares	Value
Media (continued)
Trade Desk, Inc., Class A(a)	29,098	$ 2,615,328
WideOpenWest, Inc.(a)	3,478	18,955
		24,615,564
Metals & Mining — 0.5%
Alcoa Corp.	16,674	550,909
Alpha Metallurgical Resources, Inc.	727	214,763
Arch Resources, Inc., Class A	1,196	175,274
ATI, Inc.(a)	8,327	563,821
Carpenter Technology Corp.	3,137	457,594
Century Aluminum Co.(a)	2,613	39,482
Cleveland-Cliffs, Inc.(a)	30,013	460,700
Coeur Mining, Inc.(a)	26,440	171,596
Commercial Metals Co.	7,607	457,181
Compass Minerals International, Inc.	2,480	32,984
Constellium SE, Class A(a)	9,126	162,534
Dakota Gold Corp.(a)	6,771	16,115
Freeport-McMoRan, Inc.	93,202	4,232,303
Haynes International, Inc.	1,100	65,505
Hecla Mining Co.	37,783	218,386
i-80 Gold Corp.(a)(b)	15,619	16,400
Ivanhoe Electric, Inc.(a)(b)	3,722	36,922
Kaiser Aluminum Corp.	1,048	82,467
Materion Corp.	1,409	169,686
Metals Acquisition Ltd., Class A(a)	3,236	41,744
MP Materials Corp., Class A(a)(b)	9,877	133,537
Newmont Corp.	75,533	3,706,404
Novagold Resources, Inc.(a)	16,803	80,318
Nucor Corp.	15,703	2,558,647
Olympic Steel, Inc.	384	19,461
Perpetua Resources Corp.(a)	1,715	11,645
Piedmont Lithium, Inc.(a)(b)	1,121	11,232
Radius Recycling, Inc., Class A	1,945	35,243
Ramaco Resources, Inc., Class A	1,470	19,992
Ramaco Resources, Inc., Class B	294	3,437
Reliance, Inc.	3,750	1,142,100
Royal Gold, Inc.	4,140	571,817
Ryerson Holding Corp.	2,155	51,268
Southern Copper Corp.	5,417	577,506
SSR Mining, Inc.	12,355	68,817
Steel Dynamics, Inc.	9,754	1,299,428
SunCoke Energy, Inc.	5,143	60,173
TimkenSteel Corp.(a)	2,945	66,027
Tredegar Corp.	2,663	15,206
U.S. Steel Corp.	14,476	594,819
Warrior Met Coal, Inc.	3,308	228,616
Worthington Steel, Inc.	1,931	76,989
		19,499,048
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AFC Gamma, Inc.	1,378	12,361
AGNC Investment Corp.	46,215	462,612
Angel Oak Mortgage REIT, Inc.	1,604	20,210
Annaly Capital Management, Inc.	33,921	675,367
Apollo Commercial Real Estate Finance, Inc.	11,046	120,401
Arbor Realty Trust, Inc.(b)	10,209	137,822
Ares Commercial Real Estate Corp.	2,603	20,121
ARMOUR Residential REIT, Inc.	3,020	61,004
Blackstone Mortgage Trust, Inc., Class A	11,316	201,991
BrightSpire Capital, Inc., Class A	5,031	28,828
Chimera Investment Corp.	4,497	65,701
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Claros Mortgage Trust, Inc.	6,855	$ 65,191
Dynex Capital, Inc.	2,599	31,630
Ellington Financial, Inc.	5,436	68,983
Franklin BSP Realty Trust, Inc.	5,397	74,695
Granite Point Mortgage Trust, Inc.	1,933	5,760
Invesco Mortgage Capital, Inc.	3,079	27,957
KKR Real Estate Finance Trust, Inc.	4,580	52,578
Ladder Capital Corp., Class A	6,531	78,372
MFA Financial, Inc.	6,287	70,352
New York Mortgage Trust, Inc.	4,414	28,603
Orchid Island Capital, Inc.	1,137	9,142
PennyMac Mortgage Investment Trust	5,334	73,449
Ready Capital Corp.	9,961	92,438
Redwood Trust, Inc.	6,308	45,859
Rithm Capital Corp.	30,374	352,642
Starwood Property Trust, Inc.	19,341	385,853
Sunrise Realty Trust, Inc.(a)	459	5,508
TPG RE Finance Trust, Inc.	3,418	29,873
Two Harbors Investment Corp.	7,086	95,448
		3,400,751
Multi-Utilities — 0.6%
Ameren Corp.	17,023	1,349,413
Avista Corp.	4,679	183,323
Black Hills Corp.	4,232	249,900
CenterPoint Energy, Inc.	41,288	1,145,742
CMS Energy Corp.	18,817	1,219,342
Consolidated Edison, Inc.	22,058	2,151,096
Dominion Energy, Inc.	54,873	2,933,510
DTE Energy Co.	13,383	1,613,053
NiSource, Inc.	29,468	920,875
Northwestern Energy Group, Inc.	3,792	203,896
Public Service Enterprise Group, Inc.	32,758	2,613,106
Sempra	41,200	3,298,472
Unitil Corp.	767	47,002
WEC Energy Group, Inc.	20,321	1,748,825
		19,677,555
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	11,449	1,342,853
Boston Properties, Inc.	10,424	743,335
Brandywine Realty Trust	10,235	51,584
City Office REIT, Inc.	1,953	11,816
COPT Defense Properties	7,249	210,004
Cousins Properties, Inc.	9,941	273,477
Douglas Emmett, Inc.	11,576	186,258
Easterly Government Properties, Inc.	6,247	87,021
Equity Commonwealth(a)	6,398	130,327
Highwoods Properties, Inc.	7,001	216,821
Hudson Pacific Properties, Inc.	8,553	51,232
JBG SMITH Properties	6,615	108,155
Kilroy Realty Corp.	7,474	276,314
NET Lease Office Properties(b)	892	26,323
Orion Office REIT, Inc.	3,175	12,859
Paramount Group, Inc.	10,176	53,322
Peakstone Realty Trust, Class E	1,886	25,612
Piedmont Office Realty Trust, Inc., Class A	6,483	56,078
Postal Realty Trust, Inc., Class A	1,151	17,219
SL Green Realty Corp.	4,077	271,691
Vornado Realty Trust	11,598	347,824
		4,500,125
Security	Shares	Value
Oil, Gas & Consumable Fuels — 3.4%
Amplify Energy Corp.(a)	3,056	$ 22,951
Antero Midstream Corp.	23,105	331,788
Antero Resources Corp.(a)	19,448	564,381
APA Corp.	23,662	738,018
Ardmore Shipping Corp.	2,633	57,083
Berry Corp.	4,825	33,099
California Resources Corp.	4,705	242,025
Centrus Energy Corp., Class A(a)(b)	731	31,937
Cheniere Energy, Inc.	14,807	2,704,350
Chesapeake Energy Corp.	8,477	647,049
Chevron Corp.	112,546	18,060,257
Chord Energy Corp.	4,024	690,760
Civitas Resources, Inc.	6,747	470,671
Clean Energy Fuels Corp.(a)	11,389	32,459
CNX Resources Corp.(a)	9,931	262,874
Comstock Resources, Inc.	5,948	56,328
ConocoPhillips	76,666	8,525,259
CONSOL Energy, Inc.(a)	1,855	185,148
Coterra Energy, Inc.	50,497	1,302,823
Crescent Energy Co., Class A	9,057	110,772
CVR Energy, Inc.	1,753	50,136
Delek U.S. Holdings, Inc.	4,418	105,060
Devon Energy Corp.	41,569	1,954,990
DHT Holdings, Inc.	8,078	94,916
Diamondback Energy, Inc.	11,834	2,394,136
Diversified Energy Co. PLC	3,413	56,144
Dorian LPG Ltd.	2,259	92,303
DT Midstream, Inc.(a)	6,298	474,617
Empire Petroleum Corp.(a)(b)	1,964	10,743
Encore Energy Corp.(a)	10,541	41,110
Energy Fuels, Inc./Canada(a)(b)	11,976	68,143
EOG Resources, Inc.	37,513	4,756,648
EQT Corp.	38,958	1,344,441
Excelerate Energy, Inc., Class A	1,997	40,200
Exxon Mobil Corp.	293,379	34,791,816
FLEX LNG Ltd.(a)	1,825	49,092
FutureFuel Corp.	1,697	9,486
Golar LNG Ltd.	6,652	232,155
Granite Ridge Resources, Inc.	5,252	35,976
Green Plains, Inc.(a)(b)	1,196	21,205
Gulfport Energy Corp.(a)	713	104,961
Hallador Energy Co.(a)	1,749	13,922
Hess Corp.	18,417	2,825,536
HF Sinclair Corp.	10,521	541,516
HighPeak Energy, Inc.(b)	727	12,221
International Seaways, Inc.	2,882	161,392
Kinder Morgan, Inc.	128,635	2,718,058
Kinetik Holdings, Inc., Class A	2,472	102,539
Kosmos Energy Ltd.(a)	30,237	167,211
Magnolia Oil & Gas Corp., Class A	11,073	301,628
Marathon Oil Corp.	37,852	1,061,749
Marathon Petroleum Corp.	22,990	4,069,690
Matador Resources Co.	7,435	457,104
Murphy Oil Corp.	9,297	384,710
NACCO Industries, Inc., Class A	532	16,018
New Fortress Energy, Inc., Class A	4,142	81,763
NextDecade Corp.(a)(b)	8,405	68,165
Nordic American Tankers Ltd.	13,383	49,919
Northern Oil and Gas, Inc.	5,970	257,844
Occidental Petroleum Corp.	41,860	2,545,925
ONEOK, Inc.	39,028	3,252,203
Ovintiv, Inc.	17,522	813,722

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Par Pacific Holdings, Inc.(a)	3,399	$ 90,243
PBF Energy, Inc., Class A	6,322	257,621
Peabody Energy Corp.	8,602	191,050
Permian Resources Corp., Class A	39,678	608,660
Phillips 66	27,693	4,028,778
Range Resources Corp.	15,307	478,038
REX American Resources Corp.(a)	1,076	54,672
Riley Exploration Permian, Inc.	425	12,448
Ring Energy, Inc.(a)	6,295	12,401
Sable Offshore Corp.(a)	3,606	60,653
SandRidge Energy, Inc.	1,890	25,685
Scorpio Tankers, Inc.	3,001	230,117
SFL Corp. Ltd.	6,904	81,743
Sitio Royalties Corp., Class A	4,769	116,125
SM Energy Co.	7,077	326,957
Southwestern Energy Co.(a)	70,625	455,531
Talos Energy, Inc.(a)(b)	7,922	93,796
Targa Resources Corp.	14,806	2,002,956
Teekay Corp.(a)	4,449	38,573
Teekay Tankers Ltd., Class A	1,541	100,843
Texas Pacific Land Corp.	1,238	1,045,986
Uranium Energy Corp.(a)(b)	25,123	148,979
Ur-Energy, Inc.(a)	28,320	35,117
VAALCO Energy, Inc.	8,384	60,029
Valero Energy Corp.	21,206	3,429,434
Viper Energy, Inc., Class A	5,835	248,979
Vital Energy, Inc.(a)	2,426	105,798
Vitesse Energy, Inc.	1,510	39,200
W&T Offshore, Inc.	7,555	18,208
Williams Cos., Inc.	80,372	3,451,174
World Kinect Corp.	4,001	111,748
		119,662,687
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	1,051	58,299
Louisiana-Pacific Corp.	4,400	431,904
Sylvamo Corp.	2,521	185,823
		676,026
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(a)	8,801	330,302
Allegiant Travel Co.	932	52,257
American Airlines Group, Inc.(a)	41,689	443,571
Blade Air Mobility, Inc., Class A(a)	4,235	13,976
Delta Air Lines, Inc.	41,521	1,786,233
Frontier Group Holdings, Inc.(a)	2,715	10,697
Hawaiian Holdings, Inc.(a)(b)	2,627	33,599
JetBlue Airways Corp.(a)	21,282	136,418
Joby Aviation, Inc., Class A(a)(b)	28,302	169,246
SkyWest, Inc.(a)	2,343	187,299
Southwest Airlines Co.	39,436	1,062,406
Spirit Airlines, Inc.(b)	7,552	22,732
Sun Country Airlines Holdings, Inc.(a)	2,011	26,344
United Airlines Holdings, Inc.(a)	21,570	979,709
		5,254,789
Personal Care Products — 0.2%
Beauty Health Co., Class A(a)	6,871	12,711
BellRing Brands, Inc.(a)	8,191	420,034
Coty, Inc., Class A(a)	25,648	255,198
Edgewell Personal Care Co.	3,579	140,118
elf Beauty, Inc.(a)(b)	3,506	605,066
Estee Lauder Cos., Inc., Class A	15,229	1,516,961
Security	Shares	Value
Personal Care Products (continued)
Herbalife Ltd.(a)	6,918	$ 84,953
Inter Parfums, Inc.	1,217	171,208
Kenvue, Inc.	126,962	2,347,527
Medifast, Inc.	711	15,592
Nature’s Sunshine Products, Inc.(a)	255	4,363
Nu Skin Enterprises, Inc., Class A	3,335	37,419
Olaplex Holdings, Inc.(a)	8,979	18,676
USANA Health Sciences, Inc.(a)	667	29,748
Waldencast PLC, Class A(a)	3,027	9,505
		5,669,079
Pharmaceuticals — 4.0%
AbbVie, Inc.	116,133	21,521,768
Amneal Pharmaceuticals, Inc., Class A(a)(b)	11,827	86,692
Amphastar Pharmaceuticals, Inc.(a)	2,313	100,662
ANI Pharmaceuticals, Inc.(a)	1,440	94,637
Arvinas, Inc.(a)	4,655	128,059
Atea Pharmaceuticals, Inc.(a)	3,928	15,005
Avadel Pharmaceuticals PLC(a)(b)	6,470	105,720
Axsome Therapeutics, Inc.(a)	2,281	199,154
Bristol-Myers Squibb Co.	133,806	6,363,813
Cassava Sciences, Inc.(a)(b)	2,756	61,238
Catalent, Inc.(a)	12,137	720,210
Collegium Pharmaceutical, Inc.(a)(b)	1,943	74,941
Corcept Therapeutics, Inc.(a)	4,784	184,997
CorMedix, Inc.(a)(b)	4,992	22,863
Edgewise Therapeutics, Inc.(a)	4,396	74,864
Elanco Animal Health, Inc.(a)	31,802	414,698
Eli Lilly & Co.	55,722	44,815,533
Enliven Therapeutics, Inc.(a)(b)	1,499	39,544
Esperion Therapeutics, Inc.(a)	15,925	36,787
Evolus, Inc.(a)	1,907	23,685
EyePoint Pharmaceuticals, Inc.(a)(b)	2,397	23,682
Fulcrum Therapeutics, Inc.(a)	5,883	54,594
Harmony Biosciences Holdings, Inc.(a)(b)	2,403	81,366
Harrow, Inc.(a)(b)	1,688	43,517
Innoviva, Inc.(a)(b)	4,370	82,331
Intra-Cellular Therapies, Inc.(a)	6,578	517,820
Jazz Pharmaceuticals PLC(a)	4,183	461,176
Johnson & Johnson	157,550	24,869,267
Ligand Pharmaceuticals, Inc.(a)	1,120	122,069
Liquidia Corp.(a)(b)	3,408	40,657
Longboard Pharmaceuticals, Inc.(a)	1,750	58,170
Merck & Co., Inc.	166,319	18,815,668
Mind Medicine MindMed, Inc.(a)(b)	5,931	54,921
Neumora Therapeutics, Inc.(a)	6,470	83,204
Nuvation Bio, Inc., Class A(a)(b)	9,777	37,446
Ocular Therapeutix, Inc.(a)(b)	8,566	72,468
Omeros Corp.(a)(b)	4,825	26,007
Organon & Co.	17,485	382,222
Pacira BioSciences, Inc.(a)	2,757	56,932
Perrigo Co. PLC	8,973	253,667
Pfizer, Inc.	372,308	11,370,286
Phathom Pharmaceuticals, Inc.(a)(b)	1,212	14,326
Phibro Animal Health Corp., Class A	619	11,687
Pliant Therapeutics, Inc.(a)	3,836	54,893
Prestige Consumer Healthcare, Inc.(a)	3,378	239,196
Revance Therapeutics, Inc.(a)	4,871	18,412
Royalty Pharma PLC, Class A	25,590	720,870
Scilex Holding Co., (Acquired 01/06/23, Cost: $38,933)(e)	3,715	5,807
scPharmaceuticals, Inc.(a)	2,501	12,580
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
SIGA Technologies, Inc.	2,502	$ 24,970
Supernus Pharmaceuticals, Inc.(a)(b)	3,326	99,181
Tarsus Pharmaceuticals, Inc.(a)(b)	2,885	70,077
Terns Pharmaceuticals, Inc.(a)	3,157	24,467
Theravance Biopharma, Inc.(a)	5,256	53,138
Third Harmonic Bio, Inc.(a)	1,258	15,272
Ventyx Biosciences, Inc.(a)	3,238	7,512
Viatris, Inc.	80,192	967,116
WaVe Life Sciences Ltd.(a)	5,331	35,238
Xeris Biopharma Holdings, Inc.(a)	12,064	29,919
Zevra Therapeutics, Inc.(a)	5,553	36,039
Zoetis, Inc., Class A	30,072	5,414,163
		140,447,203
Professional Services — 0.8%
Alight, Inc., Class A(a)	30,678	232,232
Asure Software, Inc.(a)	833	8,580
Automatic Data Processing, Inc.	26,744	7,023,509
Barrett Business Services, Inc.	1,308	47,664
BlackSky Technology, Inc., Class A(a)	21,637	24,233
Booz Allen Hamilton Holding Corp., Class A	8,300	1,189,473
Broadridge Financial Solutions, Inc.	7,731	1,654,434
CACI International, Inc., Class A(a)	1,454	670,992
CBIZ, Inc.(a)	3,197	221,872
Clarivate PLC(a)	30,144	203,171
Concentrix Corp.	3,231	227,785
Conduent, Inc.(a)	11,206	45,720
CRA International, Inc.	456	79,709
CSG Systems International, Inc.	2,157	101,034
Dayforce, Inc.(a)(b)	9,404	557,469
Dun & Bradstreet Holdings, Inc.	25,381	276,145
Equifax, Inc.	8,110	2,265,691
ExlService Holdings, Inc.(a)	9,737	343,327
Exponent, Inc.	3,131	332,136
First Advantage Corp.	4,217	72,617
Forrester Research, Inc.(a)	474	9,570
Franklin Covey Co.(a)	875	38,246
FTI Consulting, Inc.(a)	2,361	514,627
Genpact Ltd.	11,411	395,619
Heidrick & Struggles International, Inc.	1,059	42,508
Huron Consulting Group, Inc.(a)	1,374	151,154
IBEX Holdings Ltd.(a)	997	17,388
ICF International, Inc.	1,207	177,550
Innodata, Inc.(a)(b)	2,252	43,576
Insperity, Inc.	2,314	237,694
Jacobs Solutions, Inc.	8,183	1,197,582
KBR, Inc.	8,627	574,472
Kelly Services, Inc., Class A	1,865	43,883
Kforce, Inc.	1,435	99,689
Korn Ferry	3,503	258,241
Legalzoom.com, Inc.(a)	9,589	64,054
Leidos Holdings, Inc.	8,817	1,273,175
ManpowerGroup, Inc.	2,953	226,141
Maximus, Inc.	4,014	372,860
NV5 Global, Inc.(a)	890	91,795
Parsons Corp.(a)	2,890	264,059
Paychex, Inc.	20,834	2,667,169
Paycom Software, Inc.	3,260	543,735
Paycor HCM, Inc.(a)(b)	4,348	53,959
Paylocity Holding Corp.(a)	2,941	441,356
Planet Labs PBC, Class A(a)	9,833	24,976
Resources Connection, Inc.	2,633	31,412
Security	Shares	Value
Professional Services (continued)
Robert Half, Inc.	6,974	$ 447,661
Science Applications International Corp.	3,352	416,989
SS&C Technologies Holdings, Inc.	14,406	1,050,918
Sterling Check Corp.(a)	1,260	19,757
TransUnion	12,902	1,164,534
TriNet Group, Inc.	2,005	209,021
TrueBlue, Inc.(a)	1,967	23,506
TTEC Holdings, Inc.	1,040	8,299
Upwork, Inc.(a)	7,682	93,106
Verra Mobility Corp., Class A(a)	10,289	310,008
Willdan Group, Inc.(a)	1,378	46,687
WNS Holdings Ltd.(a)	3,098	184,579
		29,409,348
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.(a)	6,333	29,892
CBRE Group, Inc., Class A(a)	19,927	2,245,972
Compass, Inc., Class A(a)	25,910	113,745
CoStar Group, Inc.(a)	26,856	2,095,305
Cushman & Wakefield PLC(a)	10,268	134,613
DigitalBridge Group, Inc., Class A	11,708	165,434
eXp World Holdings, Inc.	4,087	58,689
Forestar Group, Inc.(a)	1,192	37,703
FRP Holdings, Inc.(a)	372	11,193
Howard Hughes Holdings, Inc.(a)	2,191	162,506
Jones Lang LaSalle, Inc.(a)	3,141	788,077
Kennedy-Wilson Holdings, Inc.	8,538	88,881
Marcus & Millichap, Inc.	1,555	61,594
Newmark Group, Inc., Class A	9,252	120,091
Opendoor Technologies, Inc.(a)(b)	37,665	87,383
RE/MAX Holdings, Inc., Class A	632	6,099
Real Brokerage, Inc.(a)(b)	8,923	53,092
Redfin Corp.(a)(b)	5,744	46,756
RMR Group, Inc., Class A	541	14,034
St. Joe Co.	2,076	128,048
Star Holdings(a)	701	9,428
Stratus Properties, Inc.(a)	955	26,377
Tejon Ranch Co.(a)	507	9,633
Zillow Group, Inc., Class A(a)	3,560	168,744
Zillow Group, Inc., Class C(a)	10,132	493,428
		7,156,717
Residential REITs — 0.3%
American Homes 4 Rent, Class A	22,229	802,245
Apartment Investment and Management Co., Class A(a)	8,722	77,277
AvalonBay Communities, Inc.	9,162	1,877,477
BRT Apartments Corp.	1,270	23,800
Camden Property Trust	6,867	760,520
Centerspace	916	63,964
Clipper Realty, Inc.	393	1,548
Elme Communities	5,837	96,077
Equity LifeStyle Properties, Inc.	11,937	819,833
Equity Residential	24,389	1,698,206
Essex Property Trust, Inc.	4,146	1,154,081
Independence Realty Trust, Inc.	14,480	270,052
Invitation Homes, Inc.	39,730	1,401,277
Mid-America Apartment Communities, Inc.	7,534	1,053,027
NexPoint Residential Trust, Inc.	1,405	61,385
Sun Communities, Inc.	8,175	1,036,018
UDR, Inc.	21,631	866,754

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs (continued)
UMH Properties, Inc.	3,850	$ 68,376
Veris Residential, Inc.	4,759	74,764
		12,206,681
Retail REITs — 0.4%
Acadia Realty Trust	5,960	128,975
Agree Realty Corp.	6,601	455,271
Alexander’s, Inc.	94	22,776
Brixmor Property Group, Inc.	20,308	517,245
CBL & Associates Properties, Inc.	1,773	45,690
Federal Realty Investment Trust	5,622	627,696
Getty Realty Corp.	2,720	80,566
InvenTrust Properties Corp.	5,089	143,357
Kimco Realty Corp.	43,774	951,209
Kite Realty Group Trust	13,877	342,207
Macerich Co.	13,406	214,630
NETSTREIT Corp.	4,355	71,727
NNN REIT, Inc.	11,734	526,739
Phillips Edison & Co., Inc.	7,705	270,446
Realty Income Corp.	56,210	3,228,140
Regency Centers Corp.	12,236	823,972
Retail Opportunity Investments Corp.	7,052	105,427
Saul Centers, Inc.	796	31,482
Simon Property Group, Inc.	21,243	3,259,526
SITE Centers Corp.	12,815	197,992
Tanger, Inc.	7,151	206,664
Urban Edge Properties	22,763	462,089
Whitestone REIT	2,512	34,666
		12,748,492
Semiconductors & Semiconductor Equipment — 9.8%
ACM Research, Inc., Class A(a)	2,933	52,647
Advanced Micro Devices, Inc.(a)	105,448	15,235,127
Aehr Test Systems(a)	1,691	31,909
Allegro MicroSystems, Inc.(a)	4,889	117,532
Alpha & Omega Semiconductor Ltd.(a)	1,720	71,208
Ambarella, Inc.(a)	2,259	118,914
Amkor Technology, Inc.	7,508	245,211
Analog Devices, Inc.	32,361	7,487,688
Applied Materials, Inc.	54,373	11,537,951
Astera Labs, Inc.(a)(b)	1,476	64,708
Axcelis Technologies, Inc.(a)(b)	1,979	250,047
Broadcom, Inc.	297,658	47,827,687
CEVA, Inc.(a)	1,470	29,474
Cirrus Logic, Inc.(a)	3,540	461,899
Cohu, Inc.(a)	3,237	103,552
Credo Technology Group Holding Ltd.(a)(b)	7,689	213,370
Diodes, Inc.(a)	2,733	213,721
Enphase Energy, Inc.(a)	8,750	1,007,213
Entegris, Inc.	9,901	1,171,189
First Solar, Inc.(a)	6,975	1,506,530
FormFactor, Inc.(a)	4,805	257,356
GLOBALFOUNDRIES, Inc.(a)(b)	6,396	326,260
Ichor Holdings Ltd.(a)	2,288	77,792
Impinj, Inc.(a)	1,444	230,015
indie Semiconductor, Inc., Class A(a)(b)	9,909	59,256
Intel Corp.	278,871	8,572,495
KLA Corp.	8,793	7,237,255
Kulicke & Soffa Industries, Inc.	3,436	162,076
Lam Research Corp.	8,537	7,864,626
Lattice Semiconductor Corp.(a)	9,208	488,024
MACOM Technology Solutions Holdings, Inc., Class H(a)	3,563	359,578
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc.	56,253	$ 3,767,826
MaxLinear, Inc.(a)	4,731	66,896
Microchip Technology, Inc.	34,518	3,064,508
Micron Technology, Inc.	72,212	7,930,322
MKS Instruments, Inc.	4,298	541,118
Monolithic Power Systems, Inc.	3,082	2,660,043
Navitas Semiconductor Corp.(a)(b)	6,957	25,810
NVE Corp.	349	31,166
NVIDIA Corp.	1,556,982	182,198,034
ON Semiconductor Corp.(a)	28,157	2,203,285
Onto Innovation, Inc.(a)	3,247	621,151
PDF Solutions, Inc.(a)	1,754	61,548
Photronics, Inc.(a)	3,827	97,244
Power Integrations, Inc.	4,332	316,409
Qorvo, Inc.(a)	6,175	739,765
QUALCOMM, Inc.	73,039	13,216,407
Rambus, Inc.(a)	7,321	376,592
Semtech Corp.(a)	4,481	142,137
Silicon Laboratories, Inc.(a)	2,008	241,221
SiTime Corp.(a)(b)	1,330	188,794
SkyWater Technology, Inc.(a)	811	6,001
Skyworks Solutions, Inc.	10,451	1,187,443
SMART Global Holdings, Inc.(a)	3,469	81,175
Synaptics, Inc.(a)(b)	2,754	240,479
Teradyne, Inc.	10,008	1,312,649
Texas Instruments, Inc.	59,367	12,099,588
Ultra Clean Holdings, Inc.(a)	2,740	118,532
Universal Display Corp.	3,070	683,443
Veeco Instruments, Inc.(a)	4,264	176,572
Wolfspeed, Inc.(a)(b)	8,227	155,079
		347,933,547
Software — 9.9%
8x8, Inc.(a)(b)	6,460	19,897
A10 Networks, Inc.	4,857	63,578
ACI Worldwide, Inc.(a)	6,881	297,466
Adeia, Inc.	7,863	92,390
Adobe, Inc.(a)	29,319	16,173,826
Agilysys, Inc.(a)	1,390	155,805
Alarm.com Holdings, Inc.(a)	2,898	204,454
Alkami Technology, Inc.(a)	2,306	75,475
Altair Engineering, Inc., Class A(a)(b)	3,665	323,839
American Software, Inc., Class A	1,416	15,491
Amplitude, Inc., Class A(a)	3,549	30,379
ANSYS, Inc.(a)	5,727	1,796,159
Appfolio, Inc., Class A(a)	1,394	308,743
Appian Corp., Class A(a)(b)	2,774	102,472
AppLovin Corp., Class A(a)	17,225	1,328,047
Asana, Inc., Class A(a)	4,988	72,575
Aspen Technology, Inc.(a)	1,731	325,341
Atlassian Corp., Class A(a)	10,363	1,829,795
Aurora Innovation, Inc., Class A(a)(b)	54,939	219,756
Autodesk, Inc.(a)	14,123	3,495,725
AvePoint, Inc., Class A(a)(b)	8,422	91,800
Bentley Systems, Inc., Class B	9,702	472,875
Bill Holdings, Inc.(a)	6,417	320,593
Bit Digital, Inc.(a)	7,119	27,123
Blackbaud, Inc.(a)	2,852	226,392
Blackline, Inc.(a)	3,699	175,776
Blend Labs, Inc., Class A(a)	18,420	51,023
Box, Inc., Class A(a)	9,468	266,240
Braze, Inc., Class A(a)	3,823	168,441
C3.ai, Inc., Class A(a)	5,251	140,464
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Cadence Design Systems, Inc.(a)	17,839	$ 4,774,787
CCC Intelligent Solutions Holdings, Inc.(a)	30,508	313,012
Cerence, Inc.(a)	2,169	6,897
Cipher Mining, Inc.(a)	11,647	60,914
Cleanspark, Inc.(a)(b)	14,813	237,008
Clear Secure, Inc., Class A	5,361	114,457
Clearwater Analytics Holdings, Inc., Class A(a)(b)	8,937	174,718
CommVault Systems, Inc.(a)	2,946	450,296
Confluent, Inc., Class A(a)	15,527	388,486
Consensus Cloud Solutions, Inc.(a)	1,250	26,625
Crowdstrike Holdings, Inc., Class A(a)	14,354	3,329,554
CS Disco, Inc.(a)	1,888	11,668
Daily Journal Corp.(a)	60	27,936
Datadog, Inc., Class A(a)	19,687	2,292,354
Digimarc Corp.(a)(b)	1,006	32,182
Digital Turbine, Inc.(a)	5,723	13,621
DocuSign, Inc.(a)	13,566	752,642
Dolby Laboratories, Inc., Class A	3,795	298,894
Domo, Inc., Class B(a)	1,416	11,838
DoubleVerify Holdings, Inc.(a)	8,709	183,934
Dropbox, Inc., Class A(a)	16,668	398,699
Dynatrace, Inc.(a)	17,557	771,103
E2open Parent Holdings, Inc., Class A(a)(b)	12,000	56,040
eGain Corp.(a)	724	5,249
Elastic NV(a)(b)	5,413	593,644
Enfusion, Inc., Class A(a)(b)	1,551	14,703
Envestnet, Inc.(a)	2,907	180,176
EverCommerce, Inc.(a)	1,361	16,414
Fair Isaac Corp.(a)	1,573	2,516,800
Five9, Inc.(a)(b)	4,935	219,854
Fortinet, Inc.(a)	41,318	2,398,097
Freshworks, Inc., Class A(a)	13,713	171,413
Gen Digital, Inc.	36,919	959,525
Gitlab, Inc., Class A(a)	7,729	395,957
Guidewire Software, Inc.(a)(b)	5,228	784,566
HashiCorp, Inc., Class A(a)	6,825	230,344
HubSpot, Inc.(a)	3,230	1,605,407
Hut 8 Corp.(a)(b)	5,495	80,447
Informatica, Inc., Class A(a)(b)	4,149	99,327
Instructure Holdings, Inc.(a)	1,199	28,009
Intapp, Inc.(a)	3,250	116,448
InterDigital, Inc.	1,792	219,986
Intuit, Inc.	17,890	11,581,091
Jamf Holding Corp.(a)(b)	3,854	70,567
LiveRamp Holdings, Inc.(a)	3,784	114,580
Manhattan Associates, Inc.(a)	4,034	1,030,203
Marathon Digital Holdings, Inc.(a)(b)	17,274	339,780
Matterport, Inc., Class A(a)	14,473	64,260
MeridianLink, Inc.(a)(b)	1,066	25,190
Microsoft Corp.	486,613	203,574,549
MicroStrategy, Inc., Class A(a)	1,027	1,658,030
Mitek Systems, Inc.(a)	2,481	33,022
N-able, Inc.(a)	4,241	59,120
nCino, Inc.(a)	5,607	183,685
NCR Voyix Corp.(a)	15,799	233,035
NextNav, Inc.(a)(b)	2,816	23,401
Nutanix, Inc., Class A(a)	16,187	817,605
Olo, Inc., Class A(a)	5,920	28,298
ON24, Inc.(a)	1,991	13,081
OneSpan, Inc.(a)	2,737	40,508
Ooma, Inc.(a)	719	7,478
Oracle Corp.	102,788	14,333,787
Security	Shares	Value
Software (continued)
Pagaya Technologies Ltd., Class A(a)	3,119	$ 46,411
PagerDuty, Inc.(a)	5,772	120,808
Palantir Technologies, Inc., Class A(a)	131,919	3,547,302
Palo Alto Networks, Inc.(a)	20,164	6,547,856
Pegasystems, Inc.	2,883	201,003
PowerSchool Holdings, Inc., Class A(a)	3,899	87,961
Procore Technologies, Inc.(a)(b)	6,842	485,987
Progress Software Corp.	2,817	164,513
PROS Holdings, Inc.(a)(b)	3,022	72,830
PTC, Inc.(a)	7,992	1,421,377
Q2 Holdings, Inc.(a)	4,416	297,948
Qualys, Inc.(a)	2,390	356,445
Rapid7, Inc.(a)	4,301	169,201
Red Violet, Inc.(a)	1,105	28,465
Rimini Street, Inc.(a)	3,501	7,772
RingCentral, Inc., Class A(a)	5,642	197,752
Riot Platforms, Inc.(a)(b)	17,715	180,516
Roper Technologies, Inc.	6,924	3,771,849
Salesforce, Inc.	61,389	15,887,473
Sapiens International Corp. NV	2,240	87,136
SEMrush Holdings, Inc., Class A(a)	3,049	44,942
SentinelOne, Inc., Class A(a)	15,299	350,347
ServiceNow, Inc.(a)	13,461	10,962,504
Smartsheet, Inc., Class A(a)	8,378	401,809
SolarWinds Corp.	1,754	20,925
SoundHound AI, Inc., Class A(a)(b)	20,415	103,912
SoundThinking, Inc.(a)	707	10,930
Sprinklr, Inc., Class A(a)(b)	8,010	78,738
Sprout Social, Inc., Class A(a)(b)	2,948	115,178
SPS Commerce, Inc.(a)	2,494	537,257
Synopsys, Inc.(a)	9,959	5,560,309
Tenable Holdings, Inc.(a)	7,240	332,461
Teradata Corp.(a)	6,137	198,962
Terawulf, Inc.(a)	12,216	50,819
Tyler Technologies, Inc.(a)	2,796	1,588,436
UiPath, Inc., Class A(a)	26,747	325,511
Unity Software, Inc.(a)(b)	18,445	301,760
Varonis Systems, Inc.(a)	7,148	394,069
Verint Systems, Inc.(a)	4,508	162,919
Vertex, Inc., Class A(a)(b)	3,435	136,198
Viant Technology, Inc., Class A(a)(b)	883	10,269
Weave Communications, Inc.(a)	1,600	16,000
Workday, Inc., Class A(a)	13,880	3,152,426
Workiva, Inc., Class A(a)	3,224	237,834
Xperi, Inc.(a)	2,213	18,080
Yext, Inc.(a)	5,854	33,719
Zeta Global Holdings Corp., Class A(a)	9,961	213,365
Zoom Video Communications, Inc., Class A(a)	16,616	1,003,606
Zscaler, Inc.(a)(b)	6,118	1,097,263
Zuora, Inc., Class A(a)	9,293	84,288
		349,692,682
Specialized REITs — 1.0%
American Tower Corp.	30,490	6,719,996
Crown Castle, Inc.	28,275	3,112,512
CubeSmart	14,934	710,560
Digital Realty Trust, Inc.	21,064	3,148,857
EPR Properties	4,513	203,085
Equinix, Inc.	6,192	4,893,166
Extra Space Storage, Inc.	13,688	2,184,879
Farmland Partners, Inc.	2,041	21,676
Four Corners Property Trust, Inc.	5,552	150,681
Gaming & Leisure Properties, Inc.	17,417	874,333

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Gladstone Land Corp.	2,385	$ 35,417
Iron Mountain, Inc.	18,997	1,948,332
Lamar Advertising Co., Class A	5,872	703,818
National Storage Affiliates Trust	4,998	212,765
Outfront Media, Inc.	8,901	144,374
PotlatchDeltic Corp.	4,938	219,050
Public Storage	10,231	3,027,558
Rayonier, Inc.	9,313	282,463
Safehold, Inc.	2,378	55,027
SBA Communications Corp.	7,021	1,541,390
Uniti Group, Inc.	14,285	54,854
VICI Properties, Inc.	69,294	2,166,131
Weyerhaeuser Co.	47,910	1,521,622
		33,932,546
Specialty Retail — 2.0%
1-800-Flowers.com, Inc., Class A(a)	1,280	13,261
Aaron’s Co., Inc.	1,983	19,830
Abercrombie & Fitch Co., Class A(a)	3,158	465,742
Academy Sports & Outdoors, Inc.	4,486	242,558
Advance Auto Parts, Inc.	3,773	238,944
American Eagle Outfitters, Inc.	11,875	261,844
America’s Car-Mart, Inc.(a)(b)	281	19,459
Arhaus, Inc., Class A	3,604	54,745
Arko Corp., Class A	6,136	40,191
Asbury Automotive Group, Inc.(a)	1,245	335,179
AutoNation, Inc.(a)(b)	1,565	298,477
AutoZone, Inc.(a)	1,126	3,528,535
BARK, Inc.(a)	12,225	18,949
Bath & Body Works, Inc.	14,692	539,931
Best Buy Co., Inc.	14,137	1,223,133
Beyond, Inc.(a)	2,560	28,928
Boot Barn Holdings, Inc.(a)	1,850	246,938
Buckle, Inc.	1,687	72,862
Build-A-Bear Workshop, Inc.	1,239	33,602
Burlington Stores, Inc.(a)	4,197	1,092,563
Caleres, Inc.	2,081	80,243
Camping World Holdings, Inc., Class A	2,185	49,993
CarMax, Inc.(a)(b)	10,339	873,025
Carvana Co., Class A(a)(b)	6,943	925,016
Designer Brands, Inc., Class A	3,326	27,140
Destination XL Group, Inc.(a)(b)	6,269	23,383
Dick’s Sporting Goods, Inc.	3,657	791,192
EVgo, Inc., Class A(a)	14,256	54,743
Five Below, Inc.(a)	3,521	256,118
Floor & Decor Holdings, Inc., Class A(a)(b)	7,043	690,214
Foot Locker, Inc.	5,084	147,741
GameStop Corp., Class A(a)	16,924	383,667
Gap, Inc.	13,320	312,754
Genesco, Inc.(a)	1,043	32,156
Group 1 Automotive, Inc.(b)	843	308,302
GrowGeneration Corp.(a)	2,856	6,597
Haverty Furniture Cos., Inc.	1,048	30,675
Home Depot, Inc.	64,890	23,889,902
Lands’ End, Inc.(a)(b)	889	15,726
Leslie’s, Inc.(a)	12,789	37,728
Lithia Motors, Inc., Class A	1,802	497,947
Lowe’s Cos., Inc.	37,451	9,194,595
MarineMax, Inc.(a)	887	30,930
Monro, Inc.	2,222	68,482
Murphy USA, Inc.	1,233	622,566
National Vision Holdings, Inc.(a)	5,351	77,375
Security	Shares	Value
Specialty Retail (continued)
ODP Corp.(a)	2,145	$ 90,626
OneWater Marine, Inc., Class A(a)	684	16,881
O’Reilly Automotive, Inc.(a)(b)	3,820	4,302,619
Penske Automotive Group, Inc.	1,283	223,383
Petco Health & Wellness Co., Inc.(a)	5,201	17,995
RealReal, Inc.(a)(b)	10,877	40,680
Revolve Group, Inc.(a)(b)	2,911	56,328
RH(a)(b)	990	287,179
Ross Stores, Inc.	21,753	3,115,682
Sally Beauty Holdings, Inc.(a)	7,155	81,925
Shoe Carnival, Inc.	744	31,598
Signet Jewelers Ltd.	2,786	234,386
Sleep Number Corp.(a)	1,237	14,597
Sonic Automotive, Inc., Class A	786	46,798
Stitch Fix, Inc., Class A(a)	5,133	24,176
ThredUp, Inc., Class A(a)	9,059	19,024
Tilly’s, Inc., Class A(a)(b)	598	3,504
TJX Cos., Inc.	74,160	8,381,563
Tractor Supply Co.	7,087	1,866,149
Ulta Beauty, Inc.(a)	3,141	1,146,119
Upbound Group, Inc.	3,756	141,714
Urban Outfitters, Inc.(a)	4,306	198,291
Valvoline, Inc.(a)	8,262	384,183
Victoria’s Secret & Co.(a)	5,589	99,205
Warby Parker, Inc., Class A(a)	5,414	89,169
Wayfair, Inc., Class A(a)(b)	5,975	325,219
Williams-Sonoma, Inc.	8,364	1,293,743
Winmark Corp.	223	88,228
Zumiez, Inc.(a)	980	24,912
		70,849,757
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.	951,702	211,353,980
Corsair Gaming, Inc.(a)	2,367	19,433
Dell Technologies, Inc., Class C	16,247	1,846,959
Diebold Nixdorf, Inc.(a)	1,969	85,750
Eastman Kodak Co.(a)	6,701	38,933
Hewlett Packard Enterprise Co.	85,504	1,702,384
HP, Inc.	64,236	2,318,277
Immersion Corp.	1,222	15,605
IonQ, Inc.(a)(b)	11,152	90,889
NetApp, Inc.	13,644	1,732,515
Pure Storage, Inc., Class A(a)	19,230	1,152,454
Super Micro Computer, Inc.(a)(b)	3,249	2,279,661
Turtle Beach Corp.(a)	776	11,229
Western Digital Corp.(a)	21,859	1,465,646
		224,113,715
Textiles, Apparel & Luxury Goods — 0.4%
Amer Sports, Inc.(a)	7,749	89,966
Birkenstock Holding PLC(a)	2,799	165,449
Capri Holdings Ltd.(a)	7,359	246,821
Carter’s, Inc.	2,358	142,777
Columbia Sportswear Co.	2,057	168,057
Crocs, Inc.(a)	3,987	535,733
Deckers Outdoor Corp.(a)	1,679	1,549,096
Figs, Inc., Class A(a)(b)	8,730	56,745
G-III Apparel Group Ltd.(a)(b)	2,509	69,173
Hanesbrands, Inc.(a)	26,900	159,786
Kontoor Brands, Inc.	3,741	262,431
Lululemon Athletica, Inc.(a)	7,909	2,045,742
Movado Group, Inc.	1,241	32,142
NIKE, Inc., Class B	78,724	5,893,279
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Oxford Industries, Inc.	1,115	$ 117,443
PVH Corp.	3,815	389,092
Ralph Lauren Corp., Class A	2,572	451,617
Rocky Brands, Inc.	309	10,592
Skechers USA, Inc., Class A(a)	8,886	578,745
Steven Madden Ltd.	4,857	220,216
Tapestry, Inc.	14,748	591,247
Under Armour, Inc., Class A(a)	11,440	79,737
Under Armour, Inc., Class C(a)	12,665	85,995
VF Corp.	22,701	385,009
Wolverine World Wide, Inc.	4,311	64,105
		14,390,995
Tobacco — 0.5%
Altria Group, Inc.	111,532	5,466,183
Philip Morris International, Inc.	101,604	11,700,717
Turning Point Brands, Inc.	705	26,593
Universal Corp.	1,429	76,337
Vector Group Ltd.	9,936	126,982
		17,396,812
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	6,821	338,458
Alta Equipment Group, Inc., Class A	2,017	21,179
Applied Industrial Technologies, Inc.	2,577	562,276
Beacon Roofing Supply, Inc.(a)	3,952	406,266
BlueLinx Holdings, Inc.(a)	421	50,768
Boise Cascade Co.	2,660	377,959
Core & Main, Inc., Class A(a)	11,045	590,576
Custom Truck One Source, Inc.(a)	2,724	13,647
Distribution Solutions Group, Inc.(a)	564	19,035
DNOW, Inc.(a)	6,770	103,987
DXP Enterprises, Inc.(a)	1,165	63,795
Fastenal Co.	37,484	2,651,993
Ferguson PLC	13,222	2,943,878
FTAI Aviation Ltd.	6,333	705,813
GATX Corp.	2,161	301,460
Global Industrial Co.	1,009	35,194
GMS, Inc.(a)	2,574	247,696
H&E Equipment Services, Inc.	2,282	119,349
Herc Holdings, Inc.	1,937	301,862
Hudson Technologies, Inc.(a)	2,482	21,246
McGrath RentCorp	1,530	168,040
MRC Global, Inc.(a)	6,858	99,304
MSC Industrial Direct Co., Inc., Class A	3,763	334,719
Rush Enterprises, Inc., Class A	3,607	183,993
Rush Enterprises, Inc., Class B	598	28,273
SiteOne Landscape Supply, Inc.(a)(b)	3,012	441,800
Titan Machinery, Inc.(a)	1,169	20,843
Transcat, Inc.(a)	682	78,594
United Rentals, Inc.	4,367	3,306,256
Watsco, Inc.	2,282	1,117,016
WESCO International, Inc.	2,947	515,578
WW Grainger, Inc.	2,844	2,778,048
Xometry, Inc., Class A(a)	2,323	33,985
		18,982,886
Water Utilities — 0.1%
American States Water Co.	2,476	204,344
American Water Works Co., Inc.	12,928	1,840,430
California Water Service Group	3,450	184,437
Consolidated Water Co. Ltd.	1,168	33,942
Essential Utilities, Inc.	15,995	650,197
Global Water Resources, Inc.	881	11,391
Security	Shares	Value
Water Utilities (continued)
Middlesex Water Co.	1,348	$ 89,615
Pure Cycle Corp.(a)(b)	1,623	17,853
SJW Group	1,820	110,310
York Water Co.	673	27,802
		3,170,321
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	3,467	31,480
Spok Holdings, Inc.	1,840	28,207
Telephone and Data Systems, Inc.	6,742	142,931
T-Mobile U.S., Inc.	31,749	5,787,208
		5,989,826
Total Common Stocks — 98.8% (Cost: $1,965,531,642)		3,495,720,374
Investment Companies
Equity Funds — 0.4%
iShares Russell 3000 ETF(c)	47,531	14,946,598
Total Investment Companies — 0.4% (Cost: $14,956,886)		14,946,598
Rights
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR(d)	400	188
AstraZeneca, CVR	890	276
Chinook Therapeutics, CVR(d)	3,836	2,417
Inhibrx, Inc., CVR(d)	2,243	2,422
		5,303
Total Rights — 0.0% (Cost: $3,230)		5,303
Total Long-Term Investments — 99.2% (Cost: $1,980,491,758)		3,510,672,275
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(c)(f)(g)	42,537,995	42,555,011
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)(f)	26,163,410	26,163,410
Total Short-Term Securities — 2.0% (Cost: $68,715,034)		68,718,421
Total Investments — 101.2% (Cost: $2,049,206,792)		3,579,390,696
Liabilities in Excess of Other Assets — (1.2)%		(41,123,492)
Net Assets — 100.0%		$ 3,538,267,204

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $5,807, representing less than 0.05% of its net assets as of period end, and an original cost of $38,933.

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 63,968,701	$ —	$ (21,422,307)(a)	$ 5,173	$ 3,444	$ 42,555,011	42,537,995	$ 340,416 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	66,592,875	—	(40,429,465)(a)	—	—	26,163,410	26,163,410	981,347	—
BlackRock, Inc.	6,948,145	889,023	(641,553)	(20,122)	1,299,386	8,474,879	9,669	189,439	—
iShares Russell 3000 ETF	13,167,721	226,416,829	(228,021,257)	4,355,912	(972,607)	14,946,598	47,531	334,466	—
				$ 4,340,963	$ 330,223	$ 92,139,898		$ 1,845,668	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	24	09/20/24	$ 2,728	$ 66,321
S&P 500 E-Mini Index	87	09/20/24	24,177	(49,451)
				$ 16,870
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 66,321	$ —	$ —	$ —	$ 66,321
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 49,451	$ —	$ —	$ —	$ 49,451

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 1,552,728	$ —	$ —	$ —	$ 1,552,728
Schedule of Investments

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (433,325)	$ —	$ —	$ —	$ (433,325)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$18,638,603
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 66,523,196	$ —	$ —	$ 66,523,196
Air Freight & Logistics	13,243,603	—	—	13,243,603
Automobile Components	5,068,188	—	—	5,068,188
Automobiles	50,208,117	—	—	50,208,117
Banks	131,521,508	—	—	131,521,508
Beverages	42,859,904	—	—	42,859,904
Biotechnology	63,647,243	—	—	63,647,243
Broadline Retail	118,771,595	—	—	118,771,595
Building Products	25,953,173	—	—	25,953,173
Capital Markets	108,083,988	—	—	108,083,988
Chemicals	51,782,250	—	—	51,782,250
Commercial Services & Supplies	26,633,174	—	—	26,633,174
Communications Equipment	26,419,409	—	—	26,419,409
Construction & Engineering	10,200,478	—	—	10,200,478
Construction Materials	9,944,038	—	—	9,944,038
Consumer Finance	20,576,296	—	—	20,576,296
Consumer Staples Distribution & Retail	62,142,892	—	—	62,142,892
Containers & Packaging	10,246,661	8,863	—	10,255,524
Distributors	3,133,638	—	—	3,133,638
Diversified Consumer Services	4,234,978	—	—	4,234,978
Diversified REITs	1,826,123	—	—	1,826,123
Diversified Telecommunication Services	22,408,954	—	—	22,408,954
Electric Utilities	50,328,782	—	—	50,328,782
Electrical Equipment	28,976,752	—	—	28,976,752
Electronic Equipment, Instruments & Components	32,738,911	—	—	32,738,911
Energy Equipment & Services	15,676,921	—	—	15,676,921
Entertainment	42,632,140	—	—	42,632,140
Financial Services	138,081,098	—	—	138,081,098
Food Products	26,039,829	—	—	26,039,829
Gas Utilities	3,591,683	—	—	3,591,683
Ground Transportation	34,953,216	—	—	34,953,216
Health Care Equipment & Supplies	77,635,713	—	—	77,635,713
Health Care Providers & Services	87,257,034	—	—	87,257,034
Health Care REITs	9,089,732	—	—	9,089,732
Health Care Technology	2,755,476	—	—	2,755,476
Hotel & Resort REITs	2,521,675	—	—	2,521,675
Hotels, Restaurants & Leisure	59,900,746	—	—	59,900,746
Household Durables	19,866,773	—	—	19,866,773

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
July 31, 2024
iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Household Products	$ 36,480,120	$ —	$ —	$ 36,480,120
Independent Power and Renewable Electricity Producers	3,488,945	—	—	3,488,945
Industrial Conglomerates	4,682,580	—	—	4,682,580
Industrial REITs	11,342,122	—	—	11,342,122
Insurance	78,824,092	—	—	78,824,092
Interactive Media & Services	193,541,069	—	—	193,541,069
IT Services	52,513,406	—	—	52,513,406
Leisure Products	2,659,966	—	—	2,659,966
Life Sciences Tools & Services	47,017,733	—	—	47,017,733
Machinery	65,336,989	—	—	65,336,989
Marine Transportation	971,450	—	—	971,450
Media	24,615,564	—	—	24,615,564
Metals & Mining	19,499,048	—	—	19,499,048
Mortgage Real Estate Investment Trusts (REITs)	3,400,751	—	—	3,400,751
Multi-Utilities	19,677,555	—	—	19,677,555
Office REITs	4,500,125	—	—	4,500,125
Oil, Gas & Consumable Fuels	119,662,687	—	—	119,662,687
Paper & Forest Products	676,026	—	—	676,026
Passenger Airlines	5,254,789	—	—	5,254,789
Personal Care Products	5,669,079	—	—	5,669,079
Pharmaceuticals	140,441,396	5,807	—	140,447,203
Professional Services	29,409,348	—	—	29,409,348
Real Estate Management & Development	7,156,717	—	—	7,156,717
Residential REITs	12,206,681	—	—	12,206,681
Retail REITs	12,748,492	—	—	12,748,492
Semiconductors & Semiconductor Equipment	347,933,547	—	—	347,933,547
Software	349,692,682	—	—	349,692,682
Specialized REITs	33,932,546	—	—	33,932,546
Specialty Retail	70,849,757	—	—	70,849,757
Technology Hardware, Storage & Peripherals	224,113,715	—	—	224,113,715
Textiles, Apparel & Luxury Goods	14,390,995	—	—	14,390,995
Tobacco	17,396,812	—	—	17,396,812
Trading Companies & Distributors	18,982,886	—	—	18,982,886
Water Utilities	3,170,321	—	—	3,170,321
Wireless Telecommunication Services	5,989,826	—	—	5,989,826
Investment Companies	14,946,598	—	—	14,946,598
Rights	—	276	5,027	5,303
Short-Term Securities
Money Market Funds	68,718,421	—	—	68,718,421
	$3,579,370,723	$14,946	$5,027	$3,579,390,696
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 66,321	$ —	$ —	$ 66,321
Liabilities
Equity Contracts	(49,451)	—	—	(49,451)
	$16,870	$—	$—	$16,870

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
July 31, 2024

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 1,973,572,765	$ 590,515,502	$ 3,487,250,798
Investments, at value — affiliated(c)	89,784,426	59,088,314	92,139,898
Cash pledged for futures contracts	475,000	68,000	1,316,000
Receivables:
Investments sold	—	507,503	28,940
Securities lending income — affiliated	47,277	41,238	36,484
Capital shares sold	3,077,883	746,375	1,620,285
Dividends — unaffiliated	682,542	152,993	1,871,302
Dividends — affiliated	43,102	8,415	105,428
Variation margin on futures contracts	69,632	7,381	388,599
Prepaid expenses	34,568	42,757	45,515
Total assets	2,067,787,195	651,178,478	3,584,803,249
LIABILITIES
Bank overdraft	—	9,227	10,900
Collateral on securities loaned	65,439,391	50,745,888	42,541,748
Payables:
Investments purchased	482,817	35,313	1,719,782
Accounting services fees	2,256	2,256	2,256
Capital shares redeemed	5,277,191	424,632	2,015,900
Custodian fees	8,518	13,214	11,457
Investment advisory fees	32,261	2,266	27,468
Trustees’ and Officer’s fees	2,528	1,938	3,000
Other accrued expenses	19,573	8,034	12,848
Professional fees	68,135	58,599	61,869
Service fees	33,064	21,067	51,581
Transfer agent fees	89,507	32,874	77,236
Total liabilities	71,455,241	51,355,308	46,536,045
Commitments and contingent liabilities
NET ASSETS	$ 1,996,331,954	$ 599,823,170	$ 3,538,267,204
NET ASSETS CONSIST OF
Paid-in capital	$ 1,293,703,396	$ 460,346,952	$ 2,058,360,801
Accumulated earnings	702,628,558	139,476,218	1,479,906,403
NET ASSETS	$ 1,996,331,954	$ 599,823,170	$ 3,538,267,204
(a) Investments, at cost—unaffiliated	$1,340,447,634	$445,261,302	$1,960,411,915
(b) Securities loaned, at value	$64,702,867	$50,109,520	$41,999,250
(c) Investments, at cost—affiliated	$89,139,076	$58,440,077	$88,794,877

2024 BlackRock Annual Financial Statements

Statements of Assets and Liabilities  (continued)
July 31, 2024

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 216,979,851	$ 165,271,973	$ 148,779,360
Shares outstanding	14,544,681	9,845,689	5,889,384
Net asset value	$ 14.92	$ 16.79	$ 25.26
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$0.001	$0.001	$0.001
Investor A
Net assets	$ 166,161,382	$ 104,303,438	$ 256,141,503
Shares outstanding	11,187,690	6,225,459	10,154,896
Net asset value	$ 14.85	$ 16.75	$ 25.22
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$0.001	$0.001	$0.001
Class K
Net assets	$ 1,613,190,721	$ 330,247,759	$ 3,133,346,341
Shares outstanding	107,887,415	19,673,936	124,037,786
Net asset value	$ 14.95	$ 16.79	$ 25.26
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$0.001	$0.001	$0.001
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Year Ended July 31, 2024

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund
INVESTMENT INCOME
Dividends — unaffiliated	$28,202,928	$7,820,041	$42,908,687
Dividends — affiliated	963,298	229,686	1,505,252
Interest — unaffiliated	46,118	7,489	45,457
Securities lending income — affiliated — net	393,324	392,873	340,416
Foreign taxes withheld	(14,512)	(10,320)	(8,511)
Total investment income	29,591,156	8,439,769	44,791,301
EXPENSES
Service — class specific	375,872	240,904	544,788
Investment advisory	358,174	162,660	302,911
Transfer agent — class specific	290,954	167,614	238,709
Professional	92,940	95,376	98,962
Registration	81,762	65,104	73,456
Printing and postage	47,175	41,305	42,042
Custodian	38,993	51,810	67,071
Trustees and Officer	18,589	9,999	27,274
Accounting services	9,025	9,025	9,025
Miscellaneous	33,351	17,837	44,765
Total expenses excluding interest expense	1,346,835	861,634	1,449,003
Interest expense — unaffiliated	2,117	60,823	76,118
Total expenses	1,348,952	922,457	1,525,121
Less:
Fees waived and/or reimbursed by the Manager	(13,472)	(73,543)	(15,165)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(3,727)	(48,839)	(14,779)
Total expenses after fees waived and/or reimbursed	1,331,753	800,075	1,495,177
Net investment income	28,259,403	7,639,694	43,296,124
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	93,964,241	13,372,641	510,220
Investments — affiliated	1,973,033	426,907	4,340,963
Futures contracts	2,977,523	77,282	1,552,728
	98,914,797	13,876,830	6,403,911
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	117,092,174	52,218,156	547,419,106
Investments — affiliated	(709,673)	(49,771)	330,223
Futures contracts	(506,355)	(35,457)	(433,325)
	115,876,146	52,132,928	547,316,004
Net realized and unrealized gain	214,790,943	66,009,758	553,719,915
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$243,050,346	$73,649,452	$597,016,039
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Statements of Changes in Net Assets

	iShares Russell Mid-Cap Index Fund		iShares Russell Small/Mid-Cap Index Fund
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/24	Year Ended 07/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$28,259,403	$25,401,071	$7,639,694	$7,300,050
Net realized gain (loss)	98,914,797	49,468,960	13,876,830	(2,319,179)
Net change in unrealized appreciation (depreciation)	115,876,146	64,861,670	52,132,928	34,652,070
Net increase in net assets resulting from operations	243,050,346	139,731,701	73,649,452	39,632,941
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(6,241,966)	(6,664,693)	(2,132,677)	(6,628,763)
Investor A	(4,204,302)	(4,341,765)	(1,087,710)	(4,192,802)
Class K	(44,827,668)	(44,478,201)	(4,566,506)	(11,082,304)
Decrease in net assets resulting from distributions to shareholders	(55,273,936)	(55,484,659)	(7,786,893)	(21,903,869)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	89,605,599	(52,938,687)	(7,608,941)	53,990,377
NET ASSETS
Total increase in net assets	277,382,009	31,308,355	58,253,618	71,719,449
Beginning of year	1,718,949,945	1,687,641,590	541,569,552	469,850,103
End of year	$1,996,331,954	$1,718,949,945	$599,823,170	$541,569,552

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	iShares Total U.S. Stock Market Index Fund
	Year Ended 07/31/24	Year Ended 07/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$43,296,124	$41,736,526
Net realized gain (loss)	6,403,911	(22,342,005)
Net change in unrealized appreciation (depreciation)	547,316,004	319,574,421
Net increase in net assets resulting from operations	597,016,039	338,968,942
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,781,258)	(1,991,360)
Investor A	(2,536,272)	(2,235,702)
Class K	(38,984,115)	(36,916,521)
Decrease in net assets resulting from distributions to shareholders	(43,301,645)	(41,143,583)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	105,484,636	56,292,273
NET ASSETS
Total increase in net assets	659,199,030	354,117,632
Beginning of year	2,879,068,174	2,524,950,542
End of year	$3,538,267,204	$2,879,068,174

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund
	Institutional
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of year	$13.54	$12.89	$14.91	$10.75	$10.98
Net investment income(a)	0.21	0.20	0.18	0.15	0.19
Net realized and unrealized gain (loss)	1.59	0.88	(1.58)	4.35	0.02
Net increase (decrease) from investment operations	1.80	1.08	(1.40)	4.50	0.21
Distributions(b)
From net investment income	(0.21)	(0.20)	(0.17)	(0.15)	(0.17)
From net realized gain	(0.21)	(0.23)	(0.45)	(0.19)	(0.27)
Total distributions	(0.42)	(0.43)	(0.62)	(0.34)	(0.44)
Net asset value, end of year	$14.92	$13.54	$12.89	$14.91	$10.75
Total Return(c)
Based on net asset value	13.63%	8.72%	(9.76)%	42.43%	1.96%
Ratios to Average Net Assets(d)
Total expenses	0.09%	0.10%	0.09%	0.09%	0.10%(e)
Total expenses after fees waived and/or reimbursed	0.09%	0.09%	0.09%	0.09%	0.10%
Net investment income	1.55%	1.59%	1.28%	1.18%	1.77%
Supplemental Data
Net assets, end of year (000)	$216,980	$178,582	$216,281	$195,340	$170,550
Portfolio turnover rate	26%	20%	28%	24%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended July 31, 2020, the expense ratio would have been 0.09%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund (continued)
	Investor A
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of year	$13.48	$12.84	$14.85	$10.71	$10.93
Net investment income(a)	0.18	0.16	0.14	0.11	0.15
Net realized and unrealized gain (loss)	1.58	0.88	(1.56)	4.34	0.04
Net increase (decrease) from investment operations	1.76	1.04	(1.42)	4.45	0.19
Distributions(b)
From net investment income	(0.18)	(0.17)	(0.14)	(0.12)	(0.14)
From net realized gain	(0.21)	(0.23)	(0.45)	(0.19)	(0.27)
Total distributions	(0.39)	(0.40)	(0.59)	(0.31)	(0.41)
Net asset value, end of year	$14.85	$13.48	$12.84	$14.85	$10.71
Total Return(c)
Based on net asset value	13.31%	8.39%	(9.98)%	42.05%	1.80%
Ratios to Average Net Assets(d)
Total expenses(e)	0.36%	0.37%	0.36%	0.36%	0.36%
Total expenses after fees waived and/or reimbursed	0.36%	0.37%	0.36%	0.36%	0.35%
Net investment income	1.30%	1.29%	1.03%	0.87%	1.48%
Supplemental Data
Net assets, end of year (000)	$166,161	$151,708	$131,260	$136,579	$93,113
Portfolio turnover rate	26%	20%	28%	24%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Expense ratios	N/A	N/A	0.36%	0.36%	0.35%
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund (continued)
	Class K
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of year	$13.57	$12.92	$14.94	$10.77	$11.00
Net investment income(a)	0.22	0.20	0.19	0.15	0.18
Net realized and unrealized gain (loss)	1.59	0.89	(1.58)	4.37	0.03
Net increase (decrease) from investment operations	1.81	1.09	(1.39)	4.52	0.21
Distributions(b)
From net investment income	(0.22)	(0.21)	(0.18)	(0.16)	(0.17)
From net realized gain	(0.21)	(0.23)	(0.45)	(0.19)	(0.27)
Total distributions	(0.43)	(0.44)	(0.63)	(0.35)	(0.44)
Net asset value, end of year	$14.95	$13.57	$12.92	$14.94	$10.77
Total Return(c)
Based on net asset value	13.66%	8.75%	(9.70)%	42.50%	2.00%
Ratios to Average Net Assets(d)
Total expenses(e)	0.04%	0.05%	0.05%	0.06%	0.08%
Total expenses after fees waived and/or reimbursed	0.04%	0.05%	0.05%	0.06%	0.07%
Net investment income	1.61%	1.62%	1.34%	1.18%	1.73%
Supplemental Data
Net assets, end of year (000)	$1,613,191	$1,388,660	$1,340,100	$1,396,125	$937,493
Portfolio turnover rate	26%	20%	28%	24%	26%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Expense ratios	N/A	N/A	0.05%	0.05%	0.07%
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund
	Institutional
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of year	$15.08	$14.63	$17.32	$12.17	$12.72
Net investment income(a)	0.21	0.22	0.21	0.16	0.13
Net realized and unrealized gain (loss)	1.71	0.88	(2.08)	5.66	(0.35)
Net increase (decrease) from investment operations	1.92	1.10	(1.87)	5.82	(0.22)
Distributions(b)
From net investment income	(0.21)	(0.23)	(0.19)	(0.18)	(0.16)
From net realized gain	—	(0.42)	(0.63)	(0.49)	(0.17)
Total distributions	(0.21)	(0.65)	(0.82)	(0.67)	(0.33)
Net asset value, end of year	$16.79	$15.08	$14.63	$17.32	$12.17
Total Return(c)
Based on net asset value	12.90%	8.02%	(11.32)%	48.81%	(1.68)%
Ratios to Average Net Assets(d)
Total expenses(e)	0.14%	0.13%	0.14%	0.16%	0.21%
Total expenses after fees waived and/or reimbursed	0.13%	0.12%	0.12%	0.12%	0.12%
Net investment income	1.42%	1.59%	1.29%	1.02%	1.14%
Supplemental Data
Net assets, end of year (000)	$165,272	$141,351	$156,524	$161,409	$58,680
Portfolio turnover rate	43%	30%	38%	43%	29%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Expense ratios	N/A	N/A	0.14%	N/A	0.21%
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund (continued)
	Investor A
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of year	$15.05	$14.60	$17.29	$12.15	$12.70
Net investment income(a)	0.17	0.18	0.17	0.13	0.13
Net realized and unrealized gain (loss)	1.70	0.89	(2.08)	5.65	(0.37)
Net increase (decrease) from investment operations	1.87	1.07	(1.91)	5.78	(0.24)
Distributions(b)
From net investment income	(0.17)	(0.20)	(0.15)	(0.15)	(0.14)
From net realized gain	—	(0.42)	(0.63)	(0.49)	(0.17)
Total distributions	(0.17)	(0.62)	(0.78)	(0.64)	(0.31)
Net asset value, end of year	$16.75	$15.05	$14.60	$17.29	$12.15
Total Return(c)
Based on net asset value	12.57%	7.76%	(11.56)%	48.49%	(1.90)%
Ratios to Average Net Assets(d)
Total expenses	0.41%	0.41%	0.39%	0.38%	0.44%(e)
Total expenses after fees waived and/or reimbursed	0.38%	0.37%	0.36%	0.34%	0.35%
Net investment income	1.16%	1.33%	1.06%	0.83%	1.13%
Supplemental Data
Net assets, end of year (000)	$104,303	$100,293	$100,734	$101,139	$55,522
Portfolio turnover rate	43%	30%	38%	43%	29%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended July 31,2020, the expense ratio would have been 0.44%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund (continued)
	Class K
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of year	$15.08	$14.63	$17.32	$12.17	$12.72
Net investment income(a)	0.22	0.22	0.21	0.18	0.19
Net realized and unrealized gain (loss)	1.71	0.89	(2.07)	5.65	(0.40)
Net increase (decrease) from investment operations	1.93	1.11	(1.86)	5.83	(0.21)
Distributions(b)
From net investment income	(0.22)	(0.24)	(0.20)	(0.19)	(0.17)
From net realized gain	—	(0.42)	(0.63)	(0.49)	(0.17)
Total distributions	(0.22)	(0.66)	(0.83)	(0.68)	(0.34)
Net asset value, end of year	$16.79	$15.08	$14.63	$17.32	$12.17
Total Return(c)
Based on net asset value	12.95%	8.07%	(11.28)%	48.88%	(1.64)%
Ratios to Average Net Assets(d)
Total expenses	0.10%	0.09%	0.10%	0.11%	0.16%(e)
Total expenses after fees waived and/or reimbursed	0.08%	0.07%	0.07%	0.07%	0.07%
Net investment income	1.49%	1.60%	1.34%	1.15%	1.55%
Supplemental Data
Net assets, end of year (000)	$330,248	$299,925	$212,591	$213,734	$142,813
Portfolio turnover rate	43%	30%	38%	43%	29%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended July 31, 2020, the expense ratio would have been 0.16%.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund
	Institutional
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of year	$21.15	$19.07	$20.96	$15.31	$14.13
Net investment income(a)	0.32	0.30	0.27	0.24	0.25
Net realized and unrealized gain (loss)	4.11	2.07	(1.79)	5.65	1.24
Net increase (decrease) from investment operations	4.43	2.37	(1.52)	5.89	1.49
Distributions(b)
From net investment income	(0.32)	(0.29)	(0.27)	(0.23)	(0.27)
From net realized gain	—	—	(0.10)	(0.01)	(0.04)
Total distributions	(0.32)	(0.29)	(0.37)	(0.24)	(0.31)
Net asset value, end of year	$25.26	$21.15	$19.07	$20.96	$15.31
Total Return(c)
Based on net asset value	21.13%	12.65%	(7.37)%	38.73%	10.79%
Ratios to Average Net Assets(d)
Total expenses(e)	0.07%	0.07%	0.08%	0.08%	0.09%
Total expenses after fees waived and/or reimbursed	0.07%	0.07%	0.08%	0.08%	0.08%
Net investment income	1.41%	1.59%	1.32%	1.32%	1.79%
Supplemental Data
Net assets, end of year (000)	$148,779	$112,188	$132,762	$155,378	$84,117
Portfolio turnover rate	19%	20%	16%	16%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Expense ratios	N/A	N/A	0.08%	0.08%	0.09%
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund (continued)
	Investor A
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of year	$21.12	$19.05	$20.93	$15.29	$14.11
Net investment income(a)	0.26	0.25	0.22	0.20	0.22
Net realized and unrealized gain (loss)	4.10	2.06	(1.78)	5.64	1.24
Net increase (decrease) from investment operations	4.36	2.31	(1.56)	5.84	1.46
Distributions(b)
From net investment income	(0.26)	(0.24)	(0.22)	(0.19)	(0.24)
From net realized gain	—	—	(0.10)	(0.01)	(0.04)
Total distributions	(0.26)	(0.24)	(0.32)	(0.20)	(0.28)
Net asset value, end of year	$25.22	$21.12	$19.05	$20.93	$15.29
Total Return(c)
Based on net asset value	20.80%	12.32%	(7.54)%	38.42%	10.56%
Ratios to Average Net Assets(d)
Total expenses(e)	0.34%	0.35%	0.32%	0.30%	0.31%
Total expenses after fees waived and/or reimbursed	0.33%	0.33%	0.31%	0.30%	0.30%
Net investment income	1.15%	1.32%	1.09%	1.11%	1.56%
Supplemental Data
Net assets, end of year (000)	$256,142	$196,798	$176,683	$166,601	$114,362
Portfolio turnover rate	19%	20%	16%	16%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Expense ratios	N/A	N/A	0.32%	0.30%	0.31%
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund (continued)
	Class K
	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of year	$21.15	$19.07	$20.96	$15.31	$14.13
Net investment income(a)	0.32	0.31	0.28	0.25	0.26
Net realized and unrealized gain (loss)	4.12	2.07	(1.79)	5.64	1.24
Net increase (decrease) from investment operations	4.44	2.38	(1.51)	5.89	1.50
Distributions(b)
From net investment income	(0.33)	(0.30)	(0.28)	(0.23)	(0.28)
From net realized gain	—	—	(0.10)	(0.01)	(0.04)
Total distributions	(0.33)	(0.30)	(0.38)	(0.24)	(0.32)
Net asset value, end of year	$25.26	$21.15	$19.07	$20.96	$15.31
Total Return(c)
Based on net asset value	21.18%	12.70%	(7.32)%	38.79%	10.84%
Ratios to Average Net Assets(d)
Total expenses(e)	0.03%	0.02%	0.03%	0.03%	0.04%
Total expenses after fees waived and/or reimbursed	0.03%	0.02%	0.03%	0.03%	0.03%
Net investment income	1.45%	1.63%	1.36%	1.35%	1.84%
Supplemental Data
Net assets, end of year (000)	$3,133,346	$2,570,083	$2,215,506	$2,037,797	$1,043,568
Portfolio turnover rate	19%	20%	16%	16%	15%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Expense ratios	N/A	N/A	0.03%	0.03%	0.04%
See notes to financial statements.
Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
iShares Russell Mid-Cap Index Fund	Mid-Cap Index	Diversified
iShares Russell Small/Mid-Cap Index Fund	Small/Mid-Cap Index	Diversified
iShares Total U.S. Stock Market Index Fund	Total U.S. Stock Market Index	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate
Notes to Financial Statements

Notes to Financial Statements  (continued)

under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the  Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements  of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Mid-Cap Index
Barclays Capital, Inc.	$ 3,349,471	$ (3,349,471)	$ —	$ —
BNP Paribas SA	12,728,403	(12,728,403)	—	—
BofA Securities, Inc.	9,086,269	(9,086,269)	—	—
Citigroup Global Markets, Inc.	6,293,646	(6,103,101)	—	190,545
Jefferies LLC	2,124,667	(2,124,667)	—	—
Morgan Stanley	14,736,854	(14,736,854)	—	—
National Financial Services LLC	1,053,256	(1,053,256)	—	—
RBC Capital Markets LLC	4,431,735	(4,431,735)	—	—
Scotia Capital (USA), Inc.	1,470,737	(1,365,105)	—	105,632
SG Americas Securities LLC	2,343,361	(2,343,361)	—	—
State Street Bank & Trust Co.	1,354,189	(1,354,189)	—	—
Toronto-Dominion Bank	1,711,241	(1,681,393)	—	29,848
UBS AG	399,053	(399,053)	—	—
Wells Fargo Bank N.A.	3,619,152	(3,619,152)	—	—
Wells Fargo Securities LLC	833	(822)	—	11
	$ 64,702,867	$ (64,376,831)	$ —	$ 326,036
Small/Mid-Cap Index
BMO Capital Markets Corp.	$ 18,144	$ (18,144)	$ —	$ —
BNP Paribas SA	4,344,337	(4,344,337)	—	—
BofA Securities, Inc.	5,865,488	(5,865,488)	—	—
Citigroup Global Markets, Inc.	2,434,527	(2,434,527)	—	—
Credit Suisse Securities (USA) LLC	24	(24)	—	—
Goldman Sachs & Co. LLC	7,292,187	(7,292,187)	—	—
HSBC Bank PLC	413,696	(413,696)	—	—
J.P. Morgan Securities LLC	10,646,802	(10,646,802)	—	—
Jefferies LLC	116,918	(115,894)	—	1,024
Morgan Stanley	10,927,593	(10,927,593)	—	—
National Financial Services LLC	579,564	(579,564)	—	—
RBC Capital Markets LLC	623,350	(623,350)	—	—
Scotia Capital (USA), Inc.	133,927	(133,927)	—	—
SG Americas Securities LLC	1,082	(1,080)	—	2
State Street Bank & Trust Co.	1,597,328	(1,597,328)	—	—
Toronto-Dominion Bank	94,931	(94,931)	—	—
UBS AG	2,837,657	(2,804,878)	—	32,779
Virtu Americas LLC	172,859	(172,859)	—	—
Wells Fargo Bank N.A.	1,078,251	(1,078,251)	—	—
Wells Fargo Securities LLC	930,855	(930,855)	—	—
	$ 50,109,520	$ (50,075,715)	$ —	$ 33,805
Total U.S. Stock Market Index
BNP Paribas SA	$ 4,314,426	$ (4,314,426)	$ —	$ —
BofA Securities, Inc.	4,716,737	(4,716,737)	—	—
Citadel Clearing LLC	92,994	(92,994)	—	—
Citigroup Global Markets, Inc.	7,910,452	(7,910,452)	—	—
Goldman Sachs & Co. LLC	3,998,937	(3,998,937)	—	—
HSBC Bank PLC	801,934	(801,934)	—	—
J.P. Morgan Securities LLC	5,754,894	(5,754,894)	—	—
Jefferies LLC	245,516	(245,516)	—	—
Morgan Stanley	8,161,463	(8,161,463)	—	—
National Financial Services LLC	731,194	(731,194)	—	—
Nomura Securities International, Inc.	62,792	(62,792)	—	—
RBC Capital Markets LLC	444,219	(443,736)	—	483
Scotia Capital (USA), Inc.	114,686	(114,686)	—	—
SG Americas Securities LLC	363,689	(363,689)	—	—
State Street Bank & Trust Co.	26,841	(26,841)	—	—
Toronto-Dominion Bank	1,694,200	(1,694,200)	—	—
UBS AG	471,490	(471,490)	—	—
Virtu Americas LLC	919,287	(893,822)	—	25,465
Notes to Financial Statements

Notes to Financial Statements  (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Total U.S. Stock Market Index (continued)
Wells Fargo Bank N.A.	$ 1,092,777	$ (1,092,777)	$ —	$ —
Wells Fargo Securities LLC	80,722	(80,722)	—	—
	$ 41,999,250	$ (41,973,302)	$ —	$ 25,948

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of July 31, 2024. Additional collateral is delivered to each Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Fund Name	Investment Advisory Fees
Mid-Cap Index	0.02%
Small/Mid-Cap Index	0.03
Total U.S. Stock Market Index	0.01
With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA for services it provides for that portion of each Fund for which BFA acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
Share Class	Service Fees
Investor A	0.25%

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the year ended July 31, 2024, the following table shows the class specific service fees borne directly by each share class of each Fund:
Fund Name	Investor A
Mid-Cap Index	$ 375,872
Small/Mid-Cap Index	240,904
Total U.S. Stock Market Index	544,788
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended July 31, 2024, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Class K	Total
Mid-Cap Index	$ 889	$ 7,602	$ 6,373	$ 14,864
Small/Mid-Cap Index	369	5,975	3,186	9,530
Total U.S. Stock Market Index	650	11,071	7,557	19,278
For the year ended July 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Class K	Total
Mid-Cap Index	$ 111,669	$ 111,941	$ 67,344	$ 290,954
Small/Mid-Cap Index	70,798	65,172	31,644	167,614
Total U.S. Stock Market Index	54,197	137,244	47,268	238,709
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended July 31, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Mid-Cap Index	$ 10,049
Small/Mid-Cap Index	1,916
Total U.S. Stock Market Index	13,034
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.  For the year ended July 31, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Mid-Cap Index	$ 3,423
Small/Mid-Cap Index	1,810
Total U.S. Stock Market Index	2,131
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Class K
Mid-Cap Index	0.12%	0.37%	0.07%
Small/Mid-Cap Index	0.12	0.37	0.07
Total U.S. Stock Market Index	0.08	0.33	0.03
Notes to Financial Statements

Notes to Financial Statements  (continued)

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  For the year ended July 31, 2024, amounts included in the Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Small/Mid-Cap Index	$ 69,817
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the Statements of Operations. For the year ended July 31, 2024, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Class K	Total
Mid-Cap Index	$ —	$ 3,727	$ —	$ 3,727
Small/Mid-Cap Index	223	16,987	31,629	48,839
Total U.S. Stock Market Index	—	14,779	—	14,779
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended July 31, 2024, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
Mid-Cap Index	$ 112,822
Small/Mid-Cap Index	111,540
Total U.S. Stock Market Index	96,922
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended July 31, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.  The Funds  reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

Other Transactions:  The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended July 31, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Mid-Cap Index	$81,345,637	$25,556,010	$(11,124,573)
Small/Mid-Cap Index	11,504,955	21,683,537	10,765,349
Total U.S. Stock Market Index	137,372,805	14,424,205	1,313,383
7.
 PURCHASES AND SALES
For the year ended July 31, 2024, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
Mid-Cap Index	$ 542,468,827	$ 470,020,353
Small/Mid-Cap Index	229,932,613	236,005,769
Total U.S. Stock Market Index	659,771,164	562,806,434
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’ s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 07/31/24	Year Ended 07/31/23
Mid-Cap Index
Ordinary income	$ 28,215,203	$ 25,975,338
Long-term capital gains	27,058,733	29,509,321
	$ 55,273,936	$ 55,484,659
Small/Mid-Cap Index
Ordinary income	$ 7,786,893	$ 7,719,443
Long-term capital gains	—	14,184,426
	$ 7,786,893	$ 21,903,869
Total U.S. Stock Market Index
Ordinary income	$ 43,301,645	$ 41,143,583
As of July 31, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Mid-Cap Index	$ 7,567,143	$ 90,908,785	$ —	$ 604,152,630	$ 702,628,558
Small/Mid-Cap Index	3,765,454	3,324,934	—	132,385,830	139,476,218
Total U.S. Stock Market Index	5,458,360	—	(25,300,547)	1,499,748,590	1,479,906,403

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, undistributed capital gains from underlying REIT investments and the characterization of corporate actions.

During the year ended July 31, 2024, the Funds listed below utilized the following amounts of their respective capital loss carryforward:
Fund Name	Utilized
Small/Mid-Cap Index	$ 1,216,197
Total U.S. Stock Market Index	3,827,917
Notes to Financial Statements

Notes to Financial Statements  (continued)

As of July 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mid-Cap Index	$ 1,459,188,240	$ 704,895,671	$ (100,726,720)	$ 604,168,951
Small/Mid-Cap Index	517,208,866	182,711,361	(50,316,411)	132,394,950
Total U.S. Stock Market Index	2,079,635,899	1,611,406,190	(111,651,393)	1,499,754,797
9.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended July 31, 2024, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Manager uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 07/31/24		Year Ended 07/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Mid-Cap Index
Institutional
Shares sold	6,984,603	$ 93,077,137	5,437,015	$ 67,338,987
Shares issued in reinvestment of distributions	416,330	5,655,238	533,611	6,661,378
Shares redeemed	(6,044,492)	(83,079,550)	(9,559,981)	(118,190,344)
	1,356,441	$ 15,652,825	(3,589,355)	$ (44,189,979)
Investor A
Shares sold	3,154,485	$ 42,944,611	3,525,620	$ 43,627,760
Shares issued in reinvestment of distributions	311,079	4,203,626	348,553	4,341,264
Shares redeemed	(3,530,372)	(47,856,859)	(2,846,492)	(35,410,547)
	(64,808)	$ (708,622)	1,027,681	$ 12,558,477
Class K
Shares sold	32,876,367	$ 447,160,830	29,292,619	$ 367,442,572
Shares issued in reinvestment of distributions	3,286,800	44,735,942	3,543,373	44,383,778
Shares redeemed	(30,606,013)	(417,235,376)	(34,243,119)	(433,133,535)
	5,557,154	$ 74,661,396	(1,407,127)	$ (21,307,185)
	6,848,787	$ 89,605,599	(3,968,801)	$ (52,938,687)

	Year Ended 07/31/24		Year Ended 07/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Small/Mid-Cap Index
Institutional
Shares sold	2,572,052	$ 37,181,241	2,551,753	$ 35,623,672
Shares issued in reinvestment of distributions	142,345	2,123,188	481,254	6,628,764
Shares redeemed	(2,244,489)	(33,667,757)	(4,354,894)	(59,728,695)
	469,908	$ 5,636,672	(1,321,887)	$ (17,476,259)
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 07/31/24		Year Ended 07/31/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
Small/Mid-Cap Index (continued)
Investor A
Shares sold	1,212,692	$ 18,366,418	997,761	$ 13,794,288
Shares issued in reinvestment of distributions	73,008	1,084,629	303,903	4,179,491
Shares redeemed	(1,725,039)	(25,729,085)	(1,534,187)	(21,188,776)
	(439,339)	$ (6,278,038)	(232,523)	$ (3,214,997)
Class K
Shares sold	9,628,410	$ 143,143,158	7,537,625	$ 105,309,794
Shares issued in reinvestment of distributions	304,095	4,529,350	799,862	11,029,628
Shares redeemed	(10,151,919)	(154,640,083)	(2,973,532)	(41,657,789)
	(219,414)	$ (6,967,575)	5,363,955	$ 74,681,633
	(188,845)	$ (7,608,941)	3,809,545	$ 53,990,377

	Year Ended 07/31/24		Year Ended 07/31/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Total U.S. Stock Market Index
Institutional
Shares sold	1,479,691	$ 32,743,856	2,350,832	$ 43,042,660
Shares issued in reinvestment of distributions	79,382	1,780,952	107,187	1,988,623
Shares redeemed	(973,335)	(21,678,520)	(4,115,643)	(77,273,538)
	585,738	$ 12,846,288	(1,657,624)	$ (32,242,255)
Investor A
Shares sold	2,574,897	$ 57,788,321	1,935,801	$ 36,043,435
Shares issued in reinvestment of distributions	113,739	2,535,815	119,620	2,233,812
Shares redeemed	(1,850,583)	(42,086,831)	(2,015,209)	(38,166,720)
	838,053	$ 18,237,305	40,212	$ 110,527
Class K
Shares sold	31,508,191	$ 729,429,424	27,549,116	$ 514,476,382
Shares issued in reinvestment of distributions	1,733,924	38,735,535	1,970,437	36,783,003
Shares redeemed	(30,710,312)	(693,763,916)	(24,179,097)	(462,835,384)
	2,531,803	$ 74,401,043	5,340,456	$ 88,424,001
	3,955,594	$ 105,484,636	3,723,044	$ 56,292,273
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2024 BlackRock Annual Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
BlackRock FundsSM and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting BlackRock FundSM, hereafter collectively referred to as the "Funds") as of July 31, 2024, the related statements of operations for the year ended July 31, 2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2024 and each of the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
iShares Russell Mid-Cap Index Fund
iShares Russell Small/Mid-Cap Index Fund
iShares Total U.S. Stock Market Index Fund
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2024:
Fund Name	Qualified Dividend Income
Mid-Cap Index	$ 23,048,210
Small/Mid-Cap Index	6,022,259
Total U.S. Stock Market Index	40,188,370
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2024:
Fund Name	Qualified Business Income
Mid-Cap Index	$ 3,920,913
Small/Mid-Cap Index	1,469,441
Total U.S. Stock Market Index	2,568,176
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended July 31, 2024:
Fund Name	20% Rate Long-Term Capital Gain Dividends
Mid-Cap Index	$ 27,058,733
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July 31, 2024:
Fund Name	Federal Obligation Interest
Mid-Cap Index	$ 113,993
Small/Mid-Cap Index	21,234
Total U.S. Stock Market Index	151,863
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
Mid-Cap Index	66.21%
Small/Mid-Cap Index	53.38
Total U.S. Stock Market Index	87.91
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2024:
Fund Name	Interest Dividends
Mid-Cap Index	$ 769,157
Small/Mid-Cap Index	72,935
Total U.S. Stock Market Index	875,870
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2024:
Fund Name	Interest- Related Dividends
Mid-Cap Index	$ 771,217
Small/Mid-Cap Index	132,796
Total U.S. Stock Market Index	950,371

2024 BlackRock Annual Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

2024 BlackRock Annual Financial Statements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of iShares Russell Mid-Cap Index Fund (“Mid-Cap Index Fund”), iShares Russell Small/Mid-Cap Index Fund (“Small/Mid-Cap Index Fund”) and iShares Total U.S. Stock Market Index Fund (“Total U.S. Stock Market Index Fund” and, together with Mid-Cap Index Fund and Small/Mid-Cap Index Fund, the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Fund Advisors (the “Sub-Advisor”) with respect to each Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year.  The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders.  BlackRock also furnished additional information to the Board in response to specific questions from the Board.  Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements.  The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations.  The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings.  The Board noted the willingness of BlackRock’s personnel to
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund.  Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable.  The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund.  BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds.  In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting.  In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2023, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.  In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of each Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year period reported, each of Mid-Cap Index Fund’s and Total U.S. Stock Market Index Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.
The Board noted that for the one-year period reported, Small/Mid-Cap Index Fund’s net performance was below the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s below tolerance performance relative to its benchmark over the period. The Board was informed that, among other things, the Fund’s underperformance relative to its benchmark and breach of its lower tolerance, was the impact of post-notified flows which detracted from the Fund. Post-notified activity is a source of performance variation because the flow of information is received after the close of the effective date of the activity introducing either a drag or a boost to performance.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net

2024 BlackRock Annual Financial Statements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers.  The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund.  The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates.  The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.  The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms.  The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that each of Mid-Cap Index Fund’s, Total U.S. Stock Market Index Fund’s and Small/Mid-Cap Index Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable.  The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2025, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Fund, for a one-year term ending June 30, 2025.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders.  In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel  throughout the deliberative process.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Glossary of Terms Used in this Report

Portfolio Abbreviation
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

2024 BlackRock Annual Financial Statements

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: September 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: September 23, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: September 23, 2024